UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1. Schedule of Investments.

MassMutual Select Strategic Bond Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.1%
PREFERRED STOCK — 0.1%
Auto Manufacturers — 0.1%
General Motors Corp.	5,000	$93,250
General Motors Corp., Series C	5,375	131,687
		224,937

Diversified Financial — 0.0%
Fannie Mae	1,300	67,763

TOTAL PREFERRED STOCK (Cost $263,724)		292,700

TOTAL EQUITIES (Cost $263,724)		292,700

		Principal
		Amount	Market Value
BONDS & NOTES — 103.4%
ASSET BACKED SECURITIES — 2.7%
Commercial MBS — 1.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4
5.115%	09/10/2015	$280,000	$270,017
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN
5.353%	09/10/2047	840,000	818,583
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4 VRN
5.512%	11/10/2045	350,000	344,542
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4 VRN
5.843%	05/12/2039	610,000	613,241
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A
4.989%	08/13/2042	240,000	228,936
Morgan Stanley Capital I, Series 2007-IQ14, Class A4
5.692%	04/15/2049	910,000	907,063
			3,182,382

Home Equity ABS — 0.9%
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F
6.340%	12/15/2028	15,045	15,021
GSAA Trust, Series 2005-7, Class AV1 FRN
5.430%	05/25/2035	46,136	46,085
Irwin Home Equity, Series 2006-1, Class 2A1 FRN
5.281%	09/25/2035	329,878	329,707
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1 FRN
5.595%	03/25/2036	53,025	53,025
Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6
5.879%	06/25/2037	2,100,000	2,051,110

1

Residential Funding Mortgage Securities II, Series 2005-HSA1, Class AI1
5.440%	12/25/2035	$421,084	$418,630
Structured Asset Securities Corp., Series 2002-AL1, Class A3
3.450%	02/25/2032	199,275	175,082
			3,088,660

Other ABS — 0.8%
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1 FRN
5.291%	09/25/2035	35,155	35,144
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2 FRN
5.401%	09/25/2035	900,000	898,312
Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3 FRN
5.491%	09/25/2035	900,000	882,562
Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1 FRN
5.531%	12/25/2042	418,810	414,884
Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 FRN
5.705%	05/25/2036	235,930	235,537
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 FRN
5.531%	12/25/2032	35,810	35,709
Lehman XS Trust, Series 2005-5N, Class 1A1 FRN
5.431%	11/25/2035	322,853	319,776
			2,821,924

TOTAL ASSET BACKED SECURITIES (Cost $9,239,126)			9,092,966

CORPORATE DEBT — 21.8%
Advertising — 0.0%
Lamar Media Corp.
6.625%	08/15/2015	90,000	86,850

Aerospace & Defense — 0.0%
DRS Technologies, Inc.
6.625%	02/01/2016	55,000	54,312

Agriculture — 0.2%
Altria Group, Inc.
7.000%	11/04/2013	350,000	380,354
Reynolds American, Inc.
6.750%	06/15/2017	215,000	219,897
			600,251

Apparel — 0.0%
Oxford Industries, Inc.
8.875%	06/01/2011	45,000	45,450

2

Auto Manufacturers — 0.6%
DaimlerChrysler NA Holding
5.750%	05/18/2009	$140,000	$141,464
DaimlerChrysler NA Holding
5.875%	03/15/2011	380,000	385,474
DaimlerChrysler NA Holding
7.200%	09/01/2009	65,000	67,330
Ford Motor Co.
4.250%	12/15/2036	150,000	175,312
Ford Motor Co.
6.625%	10/01/2028	40,000	29,800
Ford Motor Co.
7.450%	07/16/2031	190,000	149,150
General Motors Corp.
8.250%	07/15/2023	80,000	70,000
General Motors Corp. (a)
8.375%	07/15/2033	1,180,000	1,033,975
General Motors Corp. EUR (b)
8.375%	07/05/2033	40,000	49,341
			2,101,846

Automotive & Parts — 0.1%
Visteon Corp.
8.250%	08/01/2010	180,000	158,400

Banks — 2.4%
Bank of America Corp. (a)
5.375%	08/15/2011	470,000	473,379
Bank One Corp.
2.625%	06/30/2008	205,000	201,058
Glitnir Banki HF (c)
6.330%	07/28/2011	290,000	295,000
Glitnir Banki HF (c)
6.375%	09/25/2012	390,000	388,413
Glitnir Banki HF (c)
7.451%	03/14/2049	100,000	98,535
Glitnir Banki HF FRN (c)
6.693%	06/15/2016	420,000	429,244
Hypothekenbank in Essen (c)
5.000%	01/20/2012	100,000	100,889
ICICI Bank Ltd. VRN (c)
6.375%	04/30/2022	428,000	400,223
ICICI Bank, Ltd. VRN
6.375%	04/30/2022	190,000	178,086
KeyBank NA
5.500%	09/17/2012	140,000	139,485
Landsbanki Islands HF (c)
6.100%	08/25/2011	670,000	678,799
Rabobank Capital Fund II VRN (c)
5.260%	12/31/2049	10,000	9,456
Rabobank Capital Funding Trust III VRN (c)
5.254%	12/31/2016	95,000	87,426
Royal Bank of Scotland Group PLC
7.640%	03/31/2049	200,000	200,000
Royal Bank of Scotland Group PLC VRN (c)
8.162%	10/05/2017	300,000	305,613

3

RSHB Capital SA for OJSC Russian Agricultural Bank (c)
6.299%	05/15/2017	$790,000	$743,706
Shinsei Finance Cayman Ltd. VRN (c)
6.418%	07/20/2016	400,000	370,899
TuranAlem Finance
8.250%	01/22/2037	430,000	375,175
TuranAlem Finance BV (c)
8.250%	01/22/2037	1,170,000	988,650
Wachovia Capital Trust III VRN
5.800%	03/15/2042	230,000	228,457
Wachovia Corp.
5.250%	08/01/2014	990,000	970,250
Wachovia Corp.
5.625%	10/15/2016	330,000	325,964
Wells Fargo & Co.
5.300%	08/26/2011	180,000	180,995
Wells Fargo Capital
5.950%	12/15/2036	100,000	91,765
			8,261,467

Chemicals — 0.0%
Georgia Gulf Corp.
9.500%	10/15/2014	40,000	36,600
Lyondell Chemical Co.
8.000%	09/15/2014	25,000	27,500
Lyondell Chemical Co.
8.250%	09/15/2016	15,000	16,912
Westlake Chemicals
6.625%	01/15/2016	40,000	38,000
			119,012

Coal — 0.0%
Peabody Energy Corp.
6.875%	03/15/2013	40,000	40,400

Commercial Services — 0.1%
Ashtead Capital, Inc. (c)
9.000%	08/15/2016	31,000	30,574
Di Finance/Dyncorp International, Series B
9.500%	02/15/2013	45,000	46,575
Hertz Corp.
8.875%	01/01/2014	80,000	82,400
Service Corp. International
7.500%	04/01/2027	135,000	126,225
Service Corp. International
7.625%	10/01/2018	10,000	10,375
Service Corp. International, US
6.750%	04/01/2016	30,000	29,062
			325,211

Computers — 0.2%
Electronic Data Systems Corp.
7.125%	10/15/2009	620,000	631,217
Sungard Data Systems, Inc.
9.125%	08/15/2013	50,000	52,000
Sungard Data Systems, Inc.
10.250%	08/15/2015	35,000	36,575
			719,792

4

Diversified Financial — 6.8%
AAC Group Holding Corp. FRN
10.250%	10/01/2012	$40,000	$35,600
Aiful Corp. (c)
5.000%	08/10/2010	320,000	309,362
American Express Co. FRN
6.800%	09/01/2016	190,000	194,711
Banque Paribas - New York
6.875%	03/01/2009	110,000	112,148
Citigroup, Inc.
4.125%	02/22/2010	445,000	437,065
Countrywide Financial Corp.
5.800%	06/07/2012	10,000	9,373
Countrywide Financial Corp.
6.250%	05/15/2016	180,000	162,894
Countrywide Financial Corp. FRN
5.200%	12/19/2008	150,000	143,332
Countrywide Home Loans, Inc.
4.125%	09/15/2009	170,000	156,244
Countrywide Home Loans, Inc.
5.625%	07/15/2009	70,000	65,741
Credit Suisse Guernsey, Ltd. VRN
5.860%	11/15/2049	200,000	189,176
CVS Corp.
5.100%	09/29/2011	860,000	857,828
E*TRADE Financial Corp.
7.375%	09/15/2013	40,000	37,400
El Paso Performance-Linked Trust (c)
7.750%	07/15/2011	650,000	667,738
Ford Motor Credit Co.
4.950%	01/15/2008	110,000	109,295
Ford Motor Credit Co.
7.375%	10/28/2009	3,075,000	3,015,213
Ford Motor Credit Co., Series WI FRN
10.944%	06/15/2011	298,000	304,054
General Motors Acceptance Corp. (a)
4.375%	12/10/2007	140,000	139,319
General Motors Acceptance Corp. (a)
5.125%	05/09/2008	200,000	198,417
General Motors Acceptance Corp.
5.625%	05/15/2009	420,000	408,891
General Motors Acceptance Corp.
5.850%	01/14/2009	240,000	234,900
General Motors Acceptance Corp.
6.311%	11/30/2007	50,000	49,839
General Motors Acceptance Corp. (a)
8.000%	11/01/2031	3,510,000	3,443,598
GMAC LLC
0.000%	06/15/2015	10,000	5,224
The Goldman Sachs Group, Inc.
4.500%	06/15/2010	430,000	423,816

5

The Goldman Sachs Group, Inc.
5.000%	01/15/2011	$100,000	$99,290
Household Finance Corp.
4.125%	11/16/2009	300,000	292,399
Household Finance Corp.
4.625%	01/15/2008	560,000	558,678
HSBC Finance Corp.
4.625%	09/15/2010	460,000	452,456
Idearc, Inc.
8.000%	11/15/2016	225,000	224,437
ILFC E-Capital Trust II VRN (c)
6.250%	12/21/2015	10,000	9,639
JP Morgan Chase & Co.
5.125%	09/15/2014	1,160,000	1,131,428
JP Morgan Chase & Co.
5.150%	10/01/2015	600,000	575,329
Kaupthing Bank (c)
5.750%	10/04/2011	100,000	98,714
Kaupthing Bank (c)
7.125%	05/19/2016	375,000	378,461
Kaupthing Bank FRN (c)
6.050%	04/12/2011	690,000	684,439
Lehman Brothers Holdings
5.250%	02/06/2012	145,000	141,998
Lehman Brothers Holdings Capital Trust VII FRN
5.857%	11/30/2049	270,000	257,233
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	210,000	209,223
Lehman Brothers Holdings, Inc.
6.500%	07/19/2017	240,000	243,225
Morgan Stanley
3.625%	04/01/2008	110,000	109,267
Morgan Stanley
5.625%	01/09/2012	660,000	665,223
MUFG Capital Finance 1 Ltd. FRN
6.346%	07/29/2049	180,000	171,102
Residential Capital Corp.
7.000%	02/22/2011	720,000	586,800
Residential Capital Corp. FRN
7.460%	04/17/2009	60,000	51,000
Residential Capital LLC
7.500%	06/01/2012	230,000	186,300
Residential Capital LLC FRN
7.595%	05/22/2009	170,000	144,500
Resona Preferred Global Securities VRN (a) (c)
7.191%	07/30/2015	455,000	456,602
Sigma Finance, Inc. VRN (c)
8.000%	06/22/2009	890,000	838,068
SLM Corp.
5.000%	10/01/2013	560,000	488,990
SLM Corp.
5.000%	04/15/2015	20,000	16,774
SLM Corp.
5.050%	11/14/2014	120,000	101,768
SLM Corp.
5.375%	05/15/2014	1,080,000	942,505

6

SLM Corp.
5.625%	08/01/2033	$110,000	$84,676
SLM Corp., Series X FRN (c)
5.159%	04/18/2008	770,000	763,935
TNK-BP Finance SA (c)
6.625%	03/20/2017	200,000	186,260
TNK-BP Finance SA (c)
7.500%	07/18/2016	400,000	397,240
			23,259,137

Electric — 1.9%
AES Corp.
7.750%	03/01/2014	328,000	332,920
AES Corp.
8.875%	02/15/2011	10,000	10,437
CE Electric UK Funding Co. (c)
6.995%	12/30/2007	1,000,000	1,005,134
The Cleveland Electric Illuminating Co.
5.700%	04/01/2017	20,000	19,459
Dominion Resources, Inc.
4.750%	12/15/2010	30,000	29,572
Dominion Resources, Inc.
5.700%	09/17/2012	600,000	602,109
Duke Energy Corp.
5.625%	11/30/2012	705,000	714,628
Edison Mission Energy (c)
7.000%	05/15/2017	150,000	147,750
Edison Mission Energy (c)
7.200%	05/15/2019	200,000	197,000
Edison Mission Energy (c)
7.625%	05/15/2027	70,000	67,550
Exelon Corp.
5.625%	06/15/2035	350,000	313,405
FirstEnergy Corp., Series B
6.450%	11/15/2011	190,000	196,434
FirstEnergy Corp., Series C
7.375%	11/15/2031	640,000	700,371
NRG Energy, Inc.
7.375%	02/01/2016	80,000	80,200
NRG Energy, Inc.
7.375%	01/15/2017	150,000	150,000
Pacific Gas & Electric Co.
5.800%	03/01/2037	130,000	122,863
Pacific Gas & Electric Co.
6.050%	03/01/2034	375,000	368,284
TXU Corp., Series P
5.550%	11/15/2014	230,000	185,497
TXU Corp., Series Q
6.500%	11/15/2024	220,000	176,330
TXU Corp., Series R
6.550%	11/15/2034	955,000	748,971
Wisconsin Power & Light Co.
6.375%	08/15/2037	140,000	142,570
			6,311,484

7

Electronics — 0.0%
NXP BV / NXP Funding LLC
7.875%	10/15/2014	$15,000	$14,437

Environmental Controls — 0.2%
Waste Management, Inc.
6.375%	11/15/2012	400,000	415,095
Waste Management, Inc.
6.500%	11/15/2008	90,000	91,167
			506,262

Forest Products & Paper — 0.2%
Weyerhaeuser Co.
6.750%	03/15/2012	475,000	493,136

Gas — 0.2%
Intergas Finance BV (c)
6.375%	05/14/2017	790,000	762,903

Health Care - Products — 0.1%
FMC Finance III SA (c)
6.875%	07/15/2017	240,000	238,800
Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	42,000	42,105
			280,905

Health Care - Services — 0.4%
Community Health Systems, Inc. (c)
8.875%	07/15/2015	190,000	195,225
DaVita, Inc.
6.625%	03/15/2013	160,000	158,800
HCA, Inc.
5.750%	03/15/2014	84,000	70,455
HCA, Inc.
6.250%	02/15/2013	169,000	149,565
HCA, Inc.
6.375%	01/15/2015	170,000	144,925
HCA, Inc.
6.500%	02/15/2016	8,000	6,800
HCA, Inc. (c)
9.125%	11/15/2014	30,000	31,650
HCA, Inc. (c)
9.250%	11/15/2016	230,000	244,375
HCA, Inc. (c)
9.625%	11/15/2016	125,000	133,437
Tenet Healthcare Corp.
9.250%	02/01/2015	174,000	153,555
			1,288,787

Insurance — 0.2%
American International Group, Inc.
6.250%	03/15/2037	670,000	630,777
ASIF Global Financing (c)
4.900%	01/17/2013	20,000	19,324
			650,101

8

Iron & Steel — 0.0%
Steel Dynamics, Inc. (c)
6.750%	04/01/2015	$140,000	$135,100

Lodging — 0.2%
Boyd Gaming Corp.
7.125%	02/01/2016	50,000	48,375
Inn of the Mountain Gods Resort & Casino
12.000%	11/15/2010	50,000	52,750
MGM Mirage
6.750%	09/01/2012	10,000	9,837
MGM Mirage
7.625%	01/15/2017	245,000	242,550
MGM Mirage
8.375%	02/01/2011	95,000	99,037
Station Casinos, Inc.
7.750%	08/15/2016	200,000	198,000
			650,549

Manufacturing — 0.5%
Eastman Kodak Co.
3.625%	05/15/2008	120,000	116,400
Eastman Kodak Co.
7.250%	11/15/2013	290,000	287,825
Tyco International Group SA
6.000%	11/15/2013	310,000	312,920
Tyco International Group SA
6.125%	11/01/2008	40,000	40,438
Tyco International Group SA
6.125%	01/15/2009	10,000	10,161
Tyco International Group SA
6.375%	10/15/2011	470,000	480,936
Tyco International Group SA
6.750%	02/15/2011	80,000	84,328
Tyco International Group SA
6.875%	01/15/2029	340,000	341,276
			1,674,284

Media — 1.5%
AOL Time Warner, Inc.
6.875%	05/01/2012	600,000	629,569
AOL Time Warner, Inc.
7.700%	05/01/2032	60,000	65,881
CCH I LLC
11.000%	10/01/2015	130,000	131,625
Clear Channel Communications, Inc.
4.250%	05/15/2009	50,000	47,659
Clear Channel Communications, Inc.
4.625%	01/15/2008	10,000	9,927
Clear Channel Communications, Inc.
5.500%	09/15/2014	570,000	447,543
Clear Channel Communications, Inc.
6.250%	03/15/2011	10,000	9,167

9

Comcast Corp.
6.500%	01/15/2015	$1,405,000	$1,451,733
Comcast Corp.
6.500%	01/15/2017	390,000	402,309
Cox Communications, Inc.
3.875%	10/01/2008	75,000	73,828
CSC Holdings, Inc.
7.625%	07/15/2018	55,000	52,525
CSC Holdings, Inc.
7.875%	02/15/2018	5,000	4,850
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013	55,000	57,131
Echostar DBS Corp.
6.625%	10/01/2014	45,000	45,225
Echostar DBS Corp.
7.000%	10/01/2013	95,000	97,137
Echostar DBS Corp.
7.125%	02/01/2016	40,000	41,100
Liberty Media Corp.
7.875%	07/15/2009	1,240,000	1,276,189
News America, Inc.
6.200%	12/15/2034	20,000	18,830
Rogers Cable, Inc.
6.750%	03/15/2015	40,000	41,106
Shaw Communications, Inc.
7.250%	04/06/2011	20,000	20,500
Sun Media Corp.
7.625%	02/15/2013	25,000	24,563
Time Warner Entertainment Co., LP
8.375%	07/15/2033	60,000	70,357
TL Acquisitions, Inc. (c)
10.500%	01/15/2015	80,000	79,000
Umbella Acquistion, Inc. (a) (c)
9.750%	03/15/2015	70,000	68,250
			5,166,004

Mining — 0.4%
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	250,000	273,125
Vale Overseas Ltd.
6.875%	11/21/2036	1,031,000	1,062,205
			1,335,330

Multi-National — 0.6%
International Finance Corp.
4.750%	04/25/2012	2,000,000	2,017,500

Office Equipment/Supplies — 0.0%
Xerox Corp.
6.750%	02/01/2017	30,000	30,706

Oil & Gas — 1.9%
Amerada Hess Corp.
7.300%	08/15/2031	655,000	718,025
Amerada Hess Corp.
7.875%	10/01/2029	90,000	103,448

10

Anadarko Finance Co., Series B
7.500%	05/01/2031	$230,000	$250,482
Anadarko Petroleum Corp.
6.450%	09/15/2036	290,000	285,505
Anadarko Petroleum Corp. FRN
6.094%	09/15/2009	480,000	477,227
Chesapeake Energy Corp.
6.375%	06/15/2015	40,000	39,250
Chesapeake Energy Corp.
6.500%	08/15/2017	40,000	38,900
Conoco, Inc.
6.950%	04/15/2029	85,000	93,485
Gaz Capital SA (c)
6.212%	11/22/2016	960,000	951,552
Gaz Capital SA (c)
6.510%	03/07/2022	340,000	336,566
Kerr-McGee Corp.
6.950%	07/01/2024	290,000	300,452
Kerr-McGee Corp.
7.875%	09/15/2031	650,000	751,620
OPTI Canada, Inc. (c)
7.875%	12/15/2014	150,000	150,000
OPTI Cananda, Inc. (c)
8.250%	12/15/2014	125,000	125,938
Pemex Project Funding Master Trust
6.625%	06/15/2035	550,000	566,762
Petrobras International Finance Co.
6.125%	10/06/2016	550,000	554,230
Pogo Producing Co.
6.625%	03/15/2015	100,000	100,250
Pogo Producing Co.
6.875%	10/01/2017	15,000	15,075
Pride International, Inc.
7.375%	07/15/2014	40,000	41,000
Western Oil Sands, Inc.
8.375%	05/01/2012	70,000	77,263
XTO Energy, Inc.
7.500%	04/15/2012	600,000	648,304
			6,625,334

Oil & Gas Services — 0.1%
Compagnie Generale de Geophysique-Veritas
7.500%	05/15/2015	35,000	36,050
Compagnie Generale de Geophysique-Veritas
7.750%	05/15/2017	195,000	200,850
Complete Production Services, Inc.
8.000%	12/15/2016	170,000	168,088
			404,988

Packaging & Containers — 0.1%
Graham Packaging Co.
8.500%	10/15/2012	110,000	109,175
Graham Packaging Co. (a)
9.875%	10/15/2014	45,000	44,550
			153,725

11

Pharmaceuticals — 0.1%
Wyeth
5.950%	04/01/2037	$460,000	$443,910

Pipelines — 0.9%
Dynegy Holdings, Inc. (c)
7.750%	06/01/2019	260,000	248,625
El Paso Corp.
7.000%	06/15/2017	680,000	690,462
El Paso Corp.
7.750%	01/15/2032	84,000	85,297
El Paso Corp.
7.800%	08/01/2031	19,000	19,290
El Paso Natural Gas Co.
8.375%	06/15/2032	349,000	410,139
Kinder Morgan Energy Partners LP
5.000%	12/15/2013	100,000	95,417
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	400,000	395,469
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	60,000	60,797
Kinder Morgan Energy Partners LP
6.750%	03/15/2011	60,000	62,458
Kinder Morgan Energy Partners LP
7.125%	03/15/2012	20,000	21,089
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	20,000	20,508
Semgroup LP (c)
8.750%	11/15/2015	35,000	34,213
Southern Natural Gas Co.
8.000%	03/01/2032	5,000	5,652
Tennessee Gas Pipeline
7.625%	04/01/2037	50,000	54,288
Williams Cos., Inc.
7.750%	06/15/2031	210,000	220,763
Williams Cos., Inc. Series A
7.500%	01/15/2031	645,000	669,188
			3,093,655

Real Estate — 0.1%
Forest City Enterprises, Inc.
7.625%	06/01/2015	35,000	32,988
Realogy Corp. (c)
12.375%	04/15/2015	520,000	392,600
			425,588

Real Estate Investment Trusts (REITS) — 0.4%
Franchise Finance Corp. of America
8.750%	10/15/2010	1,000,000	1,112,434
Ventas Realty Corp. REIT
6.500%	06/01/2016	35,000	34,475
Ventas Realty LP Capital Corp.
6.750%	04/01/2017	30,000	29,925
			1,176,834

12

Retail — 0.2%
Amerigas Partners, LP
7.250%	05/20/2015	$30,000	$29,550
CVS Caremark Corp. (c)
5.880%	01/10/2028	154,256	148,251
CVS Caremark Corp. (c)
6.036%	12/10/2028	177,345	172,337
CVS Caremark Corp. (c)
9.350%	01/10/2023	240,000	280,726
CVS Corp. (c)
5.298%	01/11/2027	17,412	16,237
Suburban Propane Partners
6.875%	12/15/2013	80,000	78,000
			725,101

Semiconductors — 0.0%
Freescale Semiconductor, Inc.
8.875%	12/15/2014	45,000	43,425

Telecommunications — 1.2%
BellSouth Corp.
4.750%	11/15/2012	10,000	9,727
British Telecom PLC FRN
8.625%	12/15/2010	130,000	143,123
Citizens Communications Co.
7.125%	03/15/2019	65,000	64,025
Citizens Communications Co.
7.875%	01/15/2027	95,000	92,625
Deutsche Telekom International Finance BV
5.750%	03/23/2016	390,000	385,394
Intelsat Bermuda, Ltd.
9.250%	06/15/2016	40,000	41,500
Koninklijke KPN NV
8.000%	10/01/2010	715,000	769,075
Koninklijke KPN NV
8.375%	10/01/2030	200,000	230,248
Level 3 Financing, Inc.
9.250%	11/01/2014	95,000	93,575
Qwest Communications International, Inc.
7.500%	02/15/2014	95,000	96,188
Qwest Communications International, Inc. FRN
9.058%	02/15/2009	5,000	5,050
Qwest Corp.
6.875%	09/15/2033	130,000	121,550
Qwest Corp.
7.500%	10/01/2014	55,000	57,200
SBC Communications, Inc.
5.100%	09/15/2014	230,000	222,561
Sprint Capital Corp.
6.900%	05/01/2019	910,000	913,599
Sprint Capital Corp.
8.375%	03/15/2012	30,000	33,031

13

Sprint Capital Corp.
8.750%	03/15/2032	$130,000	$149,076
Telecom Italia Capital SA
4.950%	09/30/2014	100,000	94,517
Telecom Italia Capital SA
5.250%	10/01/2015	310,000	294,292
Verizon Global Funding Corp.
7.375%	09/01/2012	220,000	239,528
Windsream Corp.
8.625%	08/01/2016	170,000	181,263
			4,237,147

Transportation — 0.0%
Gulfmark Offshore, Inc.
7.750%	07/15/2014	20,000	20,100

TOTAL CORPORATE DEBT (Cost $76,270,306)			74,439,423

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Commercial MBS — 0.8%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA
4.680%	07/10/2039	200,000	192,572
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.895%	09/12/2037	500,000	474,413
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049	1,110,000	1,085,111
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5
4.739%	07/15/2030	140,000	131,555
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB
4.664%	07/15/2030	100,000	96,137
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.954%	09/15/2040	200,000	190,624
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN
5.485%	03/12/2051	520,000	510,822
			2,681,234

Manufactured Housing ABS — 0.9%
Origen Manufactured Housing, Series 2005-B, Class A3
5.605%	05/15/2022	3,000,000	3,015,313

Other ABS — 0.1%
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN
5.983%	12/15/2035	265,356	262,629
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN
5.378%	12/27/2019	16,925	16,877

14

MSDWCC Heloc Trust, Series 2005-1, Class A FRN
5.321%	07/25/2017	$19,821	$19,453
			298,959
Other Motgage Securities — 0.0%
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4 VRN
5.472%	01/12/2043	100,000	97,986

WL Collateral CMO — 5.7%
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1 FRN
5.421%	11/25/2045	419,622	402,970
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN
5.128%	11/25/2034	1,012,222	976,435
Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1 FRN
5.726%	07/20/2035	181,457	175,880
Countrywide Alternative Loan Trust, Series 2005-38, Class A3 FRN
5.855%	09/25/2035	118,954	116,684
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN
5.835%	10/25/2035	303,761	296,045
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 FRN
5.868%	11/20/2035	540,938	520,220
Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1 FRN
5.401%	08/25/2035	434,316	413,620
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (c)
5.531%	09/25/2035	749,756	724,532
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN
5.855%	09/25/2035	514,618	515,337
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN
5.168%	10/25/2035	658,721	652,988
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN
5.441%	02/25/2036	437,439	435,215
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4 FRN
5.710%	11/25/2035	1,400,000	1,292,070
Impac Secured Assets Corp., Series 2005-2, Class A1 FRN
5.451%	03/25/2036	846,616	810,131
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN
6.867%	11/01/2037	450,000	449,754
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN
5.521%	12/25/2034	118,615	116,688

15

Lehman XS Trust, Series 2006-2N, Class 1A1 FRN
5.391%	02/25/2046	$948,587	$931,690
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN
4.845%	01/25/2036	780,873	769,551
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (c)
5.481%	05/25/2035	508,547	489,879
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN
5.893%	03/25/2036	454,299	454,371
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (c)
5.500%	05/25/2035	947,602	937,403
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c)
6.000%	05/25/2035	403,245	404,876
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (c)
6.000%	05/25/2035	2,116,101	2,091,636
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.240%	09/25/2037	1,331,732	1,331,919
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.228%	09/25/2037	1,213,180	1,201,145
Washington Mutual, Inc., Series 2005-AR11, Class A1A FRN
5.451%	08/25/2045	526,602	513,997
Washington Mutual, Inc., Series 2005-AR13, Class A1A1 FRN
5.421%	10/25/2045	324,370	316,929
Washington Mutual, Inc., Series 2005-AR15, Class A1A1 FRN
5.391%	11/25/2045	452,809	444,758
Washington Mutual, Inc., Series 2005-AR15, Class A1A2 FRN
5.411%	11/25/2045	452,809	438,660
Washington Mutual, Inc., Series 2005-AR19, Class A1A1 FRN
5.401%	12/25/2045	475,005	462,743
Washington Mutual, Inc., Series 2005-AR19, Class A1A2 FRN
5.421%	12/25/2045	593,756	569,187
Washington Mutual, Inc., Series 2005-AR8, Class 1A1A FRN
5.401%	07/25/2045	101,032	98,502
Washington Mutual, Inc., Series 2005-AR9, Class A1A FRN
5.451%	07/25/2045	355,986	350,105
			19,705,920

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,240,189)			25,799,412

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Bundesrepub Deutschland EUR (b)
3.750%	01/04/2015	710,000	974,797

16

Republic of Brazil
8.875%	04/15/2024	$20,000	$25,750
Republic of Brazil
10.125%	05/15/2027	95,000	135,518
Republic of Brazil
11.000%	08/17/2040	325,000	434,688
Russian Federation FRN
7.500%	03/31/2030	292,325	329,713
United Mexican States
6.750%	09/27/2034	847,000	921,113
			2,821,579

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,700,817)			2,821,579

U.S. GOVERNMENT AGENCY OBLIGATIONS — 56.1%
Federal Home Loan Bank — 0.2%
Federal Home Loan Bank
4.875%	11/18/2011	720,000	727,376
Federal Home Loan Bank
5.125%	06/13/2008	50,000	50,288
Federal Home Loan Bank
5.375%	08/19/2011	50,000	51,464
			829,128

Pass-Through Securities — 55.9%
FHLMC
4.650%	10/10/2013	700,000	685,609
FHLMC
5.125%	04/18/2011	340,000	346,562
FHLMC
5.250%	02/24/2011	1,060,000	1,066,758
FHLMC
5.300%	05/12/2020	970,000	936,759
FHLMC
5.625%	03/15/2011 - 11/23/2035	210,000	203,374
FHLMC
5.785%	01/01/2037	788,811	796,888
FHLMC
5.888%	01/01/2037	2,312,728	2,334,707
FHLMC
6.126%	09/01/2037	1,500,000	1,513,935
FHLMC
6.750%	09/15/2029	50,000	59,371
FHLMC FRN
5.942%	10/01/2036	1,370,214	1,383,623
FHLMC FRN
6.331%	03/01/2037	1,261,659	1,276,353
FNMA
4.610%	10/10/2013	510,000	498,850
FNMA
5.000%	11/01/2021 - 09/01/2037	61,016,270	58,634,770

17

FNMA
5.200%	11/08/2010	$440,000	$440,276
FNMA
5.500%	01/01/2021 - 06/01/2037	40,799,972	40,186,193
FNMA
5.625%	05/19/2011	770,000	776,445
FNMA
5.870%	07/01/2037	3,188,495	3,226,927
FNMA
5.879%	08/01/2037	299,993	301,265
FNMA
6.000%	10/01/2035 - 07/01/2037	34,443,105	34,517,013
FNMA
6.500%	09/01/2035 - 06/01/2037	9,271,838	9,444,091
FNMA FRN
6.723%	03/01/2036	836,960	842,422
FNMA TBA (d)
5.000%	10/01/2037	21,500,000	20,519,063
FNMA TBA (d)
6.000%	10/01/2037	7,700,000	7,712,031
GNMA
6.000%	04/15/2029 - 05/15/2037	3,628,872	3,655,514
Total Pass-Through Securities			191,358,799

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $192,650,134)			192,187,927

U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bond (a)
4.750%	02/15/2037	160,000	157,900
U.S. Treasury Bond
5.000%	05/15/2037	1,780,000	1,827,281
U.S. Treasury Inflation Index
1.875%	07/15/2015	621,134	604,565
U.S. Treasury Inflation Index
2.000%	01/15/2014	969,521	955,508
U.S. Treasury Inflation Index
2.000%	01/15/2016	1,700,206	1,662,483
U.S. Treasury Inflation Index
2.000%	01/15/2026	1,406,343	1,341,775
U.S. Treasury Inflation Index
2.375%	01/15/2017	299,547	301,479
U.S. Treasury Inflation Index
2.375%	01/15/2025	3,624,662	3,657,443
U.S. Treasury Inflation Index
2.375%	01/15/2027	3,615,220	3,659,055
U.S. Treasury Inflation Index
3.375%	04/15/2032	246,446	300,687
U.S. Treasury Inflation Index
3.875%	01/15/2009	114,314	116,671
U.S. Treasury Inflation Index
3.875%	04/15/2029	2,622,918	3,328,974

18

U.S. Treasury Note
3.000%	02/15/2008	$10,000	$9,960
U.S. Treasury Note
3.500%	02/15/2010	490,000	484,296
U.S. Treasury Note
3.625%	07/15/2009	480,000	477,113
U.S. Treasury Note
3.750%	05/15/2008	70,000	69,820
U.S. Treasury Note (a)
4.125%	08/31/2012	18,200,000	18,120,375
U.S. Treasury Note
4.500%	03/31/2009	130,000	130,975
U.S. Treasury Note
4.500%	09/30/2011	1,370,000	1,387,981
U.S. Treasury Note
4.500%	03/31/2012	7,540,000	7,630,715
U.S. Treasury Note
4.625%	07/31/2009	100,000	101,109
U.S. Treasury Note (a)
4.625%	10/31/2011	390,000	396,825
U.S. Treasury Note
4.625%	07/31/2012	2,530,000	2,573,089
U.S. Treasury Note (a)
4.750%	08/15/2017	40,000	40,544
U.S. Treasury Note
4.875%	05/31/2011	40,000	41,050
U.S. Treasury Note (a)
5.125%	05/15/2016	1,000	1,042
U.S. Treasury Note
6.000%	08/15/2009	100,000	103,633
U.S. Treasury Principal Strips
0.000%	05/15/2030	430,000	143,062
			49,625,410

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,202,688)			49,625,410

TOTAL BONDS & NOTES (Cost $356,303,260)			353,966,717

	Principal
	Amount	Market Value
OPTIONS — 0.0%
90 Day Eurodollar Future, December 2007 Put, Expires 12/17/2007, Strike 93.75	$210,000	$525
90 Day Eurodollar Futures, December 2007 Call, Expires 12/17/2007, Strike 94	135,000	155,925
90 Day Eurodollar Futures, December 2007 Put, Expires 12/17/2007, Strike 93.625	247,500	619
U.S. 10 Year Treasury Note Futures, December 2007 Put, Expires 11/20/2007, Strike	5,000	2,187
U.S. Long Bond (CBT) Futures, December 2007 Call, Expires 11/20/2007, Strike 113	17,000	12,219

TOTAL OPTIONS (Cost $147,095)		171,475

TOTAL LONG TERM INVESTMENTS (Cost $356,714,079)		354,430,892

19

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.0%
Cash Equivalents — 7.2% (g)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$449,148	$449,148
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	224,572	224,572
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	179,658	179,658
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	538,974	538,974
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	134,743	134,743
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	224,572	224,572
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	224,572	224,572
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	898,290	898,290
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	224,572	224,572
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	224,572	224,572
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	359,316	359,316
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,212,691	1,212,691
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	269,487	269,487
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	2,560,126	2,560,126
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	898,290	898,290
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	269,487	269,487
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	179,658	179,658
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	269,487	269,487
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	223,809	223,809
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	2,245,724	2,245,724
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	673,717	673,717
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	44,914	44,914
Freddie Mac Discount Note
4.515%	10/24/2007	44,763	44,763

20

Freddie Mac Discount Note
4.527%	11/13/2007	$174,857	$174,857
Freddie Mac Discount Note
4.557%	10/26/2007	223,751	223,751
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	449,145	449,145
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	3,144,014	3,144,014
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	898,290	898,290
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	269,487	269,487
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	224,572	224,572
Reserve Primary Money Market Fund (e)
		449,145	449,145
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	449,145	449,145
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	224,572	224,572
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	224,572	224,572
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	179,658	179,658
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	359,316	359,316
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	898,290	898,290
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,093,162	1,093,162
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	449,145	449,145
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	449,145	449,145
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	449,145	449,145
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	224,572	224,572
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	449,145	449,145
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	449,145	449,145
Wells Fargo Bank
5.450%	10/12/2007	224,572	224,572
			24,531,987

Repurchase Agreements — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (h)		14,504,639	14,504,639

U.S. Government Agencies — 0.6%
FHLMC (f)
4.404%	03/18/2008	220,000	215,451

21

FNMA (f)
0.000%	03/17/2008	$990,000	$966,955
FNMA (f)
4.420%	03/19/2008	250,000	244,782
FNMA (f)
4.440%	03/31/2008	155,000	151,521
FNMA (f)
4.520%	03/31/2008	200,000	195,430
FNMA (f)
4.570%	03/31/2008	50,000	48,844
FNMA (f)
4.610%	03/17/2008	120,000	117,418
FNMA (f)
4.640%	03/17/2008	95,000	92,942
			2,033,343

TOTAL SHORT-TERM INVESTMENTS (Cost $41,069,969)			41,069,969

TOTAL INVESTMENTS — 115.5% (Cost $397,784,048) (i)			$395,500,861

Other Assets/(Liabilities) — (15.5%)			(53,118,187)

NET ASSETS — 100.0%			$342,382,674

Notes to Portfolio of Investments

EUR - Euro

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)           Denotes all or a portion of security on loan. (Note 2).

(b)          The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

(c)           Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $20,548,754 or 6.0% of net assets.

(d)          A portion of this security is purchased on a forward commitment basis. (Note 2).

(e)           Amount represents shares owned of the fund.

(f)             This security is held as collateral for open futures contracts. (Note 2).

(g)          Represents investments of security lending collateral. (Note 2).

(h)          Maturity value $14,508,265. Collateralized by U.S. Government Agency obligations with rates ranging from 4.089% to 5.533%, maturity dates of 4/01/2035, and an aggregate market value, including accrued interest, of $14,794,920.

(i)              See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Select Strategic Balanced Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 57.9%
COMMON STOCK — 57.8%
Advertising — 0.9%
Interpublic Group of Companies, Inc. (a)	209,300	$2,172,534

Aerospace & Defense — 2.8%
Boeing Co.	23,000	2,414,770
Raytheon Co.	63,500	4,052,570
		6,467,340

Banks — 2.8%
Bank of America Corp.	71,020	3,570,175
State Street Corp.	43,700	2,978,592
		6,548,767

Biotechnology — 0.3%
Enzo Biochem, Inc. (a)(b)	56,745	644,056

Building Materials — 0.2%
Simpson Manufacturing Co., Inc. (b)	13,700	436,345

Chemicals — 1.6%
The Dow Chemical Co.	35,700	1,537,242
Du Pont (E.I.) de Nemours & Co.	44,000	2,180,640
		3,717,882

Computers — 1.1%
International Business Machines Corp.	20,100	2,367,780
Socket Communications, Inc. (a)	6,000	6,240
Wave Systems Corp. Cl. A (a)(b)	80,117	147,415
		2,521,435

Diversified Financial — 4.1%
American Express Co.	43,300	2,570,721
Franklin Resources, Inc.	4,600	586,500
JP Morgan Chase & Co.	77,240	3,539,137
Merrill Lynch & Co., Inc.	38,200	2,722,896
		9,419,254

Electronics — 0.6%
Agilent Technologies, Inc. (a)(b)	40,100	1,478,888

Foods — 1.9%
Kraft Foods, Inc. Cl. A	40,961	1,413,564
Unilever PLC GBP (c)	32,555	1,020,776
Unilever PLC, Sponsored ADR (United Kingdom)	64,980	2,057,917
		4,492,257

Forest Products & Paper — 0.8%
Weyerhaeuser Co.	24,900	1,800,270

Health Care - Products — 1.2%
Johnson & Johnson	41,000	$2,693,700

Household Products — 0.9%
Kimberly-Clark Corp.	28,500	2,002,410

Insurance — 3.7%
Allied World Assurance Holdings Ltd.	17,330	899,600
American International Group, Inc.	25,200	1,704,780
Chubb Corp.	47,300	2,537,172
The Hartford Financial Services Group, Inc.	14,800	1,369,740
The PMI Group, Inc. (b)	66,100	2,161,470
		8,672,762

Internet — 1.0%
Bridgeline Software, Inc. (a)	7,500	30,300
eBay, Inc. (a)	28,000	1,092,560
VeriSign, Inc. (a) (b)	34,700	1,170,778
		2,293,638

Machinery - Construction & Mining — 0.9%
Caterpillar, Inc.	26,900	2,109,767

Manufacturing — 3.5%
Dover Corp.	27,900	1,421,505
General Electric Co.	79,100	3,274,740
Honeywell International, Inc.	55,800	3,318,426
		8,014,671

Media — 4.3%
News Corp., Inc., Cl. B (b)	187,100	4,376,269
Time Warner, Inc.	129,100	2,370,276
The Walt Disney Co.	92,900	3,194,831
		9,941,376

Mining — 0.9%
Alcoa, Inc.	54,200	2,120,304

Oil & Gas — 3.1%
Anadarko Petroleum Corp.	31,200	1,677,000
Chevron Corp.	17,400	1,628,292
ConocoPhillips	8,700	763,599
Exxon Mobil Corp.	13,800	1,277,328
GlobalSantaFe Corp.	23,000	1,748,460
		7,094,679

Oil & Gas Services — 2.1%
Baker Hughes, Inc.	13,200	1,192,884
BJ Services Co.	30,300	804,465
Halliburton Co.	34,700	1,332,480
Schlumberger Ltd.	13,600	1,428,000
		4,757,829
Pharmaceuticals — 5.9%
Abbott Laboratories	61,200	3,281,544

Bentley Pharmaceuticals, Inc. (a)	24,920	$311,002
Eli Lilly & Co.	23,200	1,320,776
GlaxoSmithKline PLC ADR (United Kingdom)	40,200	2,138,640
Novartis AG ADR (Switzerland)	26,500	1,456,440
Pfizer, Inc.	102,500	2,504,075
Wyeth	57,300	2,552,715
		13,565,192

Pipelines — 0.6%
The Williams Cos., Inc.	43,200	1,471,392

Retail — 2.8%
The Gap, Inc.	84,500	1,558,180
The Home Depot, Inc.	57,900	1,878,276
Wal-Mart Stores, Inc.	57,000	2,488,050
Williams-Sonoma, Inc.	20,580	671,320
		6,595,826

Semiconductors — 4.8%
Applied Materials, Inc.	153,000	3,167,100
Novellus Systems, Inc. (a) (b)	50,500	1,376,630
Samsung Electronics Co. Ltd. GDR (Korea) (d)	5,000	1,570,780
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	177,663	1,797,949
Texas Instruments, Inc.	82,800	3,029,652
Verigy Ltd. (a)	11,179	276,233
		11,218,344

Software — 1.2%
Microsoft Corp.	97,700	2,878,242
Sybase, Inc. (a)	1,107	25,605
		2,903,847

Telecommunications — 3.8%
Cisco Systems, Inc. (a)	75,900	2,513,049
Motorola, Inc.	147,300	2,729,469
Vodafone Group PLC Sponsored ADR (United Kingdom)	95,912	3,481,606
		8,724,124

TOTAL COMMON STOCK (Cost $109,151,408)		133,878,889

PREFERRED STOCK — 0.1%
Auto Manufacturers — 0.1%
General Motors Corp., Series C	4,150	101,675

Diversified Financial — 0.0%
Fannie Mae	400	20,850

TOTAL PREFERRED STOCK (Cost $116,196)		122,525

TOTAL EQUITIES (Cost $109,267,604)		134,001,414

		Principal
		Amount	Market Value
BONDS & NOTES — 42.4%
ASSET BACKED SECURITIES — 0.1%
Home Equity ABS — 0.1%
Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A FRN
5.501%	09/27/2032	$145,447	$144,031

Other ABS — 0.0%
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2 FRN
5.531%	12/25/2032	40,286	40,173

TOTAL ASSET BACKED SECURITIES (Cost $186,639)			184,204

CORPORATE DEBT — 11.3%
Advertising — 0.0%
Lamar Media Corp.
6.625%	08/15/2015	40,000	38,600

Aerospace & Defense — 0.0%
DRS Technologies, Inc.
6.625%	02/01/2016	20,000	19,750

Agriculture — 0.1%
Altria Group, Inc.
7.000%	11/04/2013	135,000	146,708
Reynolds American, Inc.
6.750%	06/15/2017	65,000	66,480
			213,188

Airlines — 0.1%
Delta Air Lines, Inc., Series 2000-1, Class A2
7.570%	11/18/2010	200,000	205,125

Apparel — 0.0%
Oxford Industries, Inc.
8.875%	06/01/2011	15,000	15,150

Auto Manufacturers — 0.6%
DaimlerChrysler NA Holding
4.050%	06/04/2008	55,000	54,397
DaimlerChrysler NA Holding
5.750%	05/18/2009	60,000	60,627
DaimlerChrysler NA Holding
5.875%	03/15/2011	100,000	101,440
DaimlerChrysler NA Holding
7.200%	09/01/2009	80,000	82,868
Ford Motor Co.
4.250%	12/15/2036	60,000	70,125

Ford Motor Co.
6.625%	10/01/2028	$50,000	$37,250
Ford Motor Co.
7.450%	07/16/2031	150,000	117,750
General Motors Corp. (b)
8.375%	07/15/2033	750,000	657,187
General Motors Corp. EUR (c)
8.375%	07/05/2033	90,000	111,018
			1,292,662

Automotive & Parts — 0.0%
Visteon Corp.
8.250%	08/01/2010	60,000	52,800

Banks — 0.9%
Bank of America Corp. (b)
5.375%	08/15/2011	170,000	171,222
Glitnir Banki HF (d)
6.330%	07/28/2011	160,000	162,759
Glitnir Banki HF (d)
6.375%	09/25/2012	100,000	100,235
Glitnir Banki HF FRN (d)
6.693%	06/15/2016	140,000	143,081
Hypothekenbank in Essen (d)
5.000%	01/20/2012	20,000	20,178
ICICI Bank Ltd. VRN (d)
6.375%	04/30/2022	136,000	127,174
ICICI Bank, Ltd. VRN
6.375%	04/30/2022	100,000	93,730
KeyBank NA
5.500%	09/17/2012	40,000	39,853
Landsbanki Islands HF (d)
6.100%	08/25/2011	280,000	283,677
Rabobank Capital Funding Trust III VRN (d)
5.254%	12/31/2016	20,000	18,405
Royal Bank of Scotland Group PLC VRN (d)
8.162%	10/05/2017	120,000	122,245
RSHB Capital SA for OJSC Russian Agricultural Bank (d)
6.299%	05/15/2017	200,000	188,280
Shinsei Finance Cayman Ltd. VRN (d)
6.418%	07/20/2016	100,000	92,725
TuranAlem Finance
8.250%	01/22/2037	100,000	87,250
TuranAlem Finance BV (d)
8.250%	01/22/2037	360,000	304,200
Wachovia Capital Trust III VRN
5.800%	03/15/2042	120,000	119,195
Wells Fargo Capital
5.950%	12/15/2036	100,000	91,765
			2,165,974

Chemicals — 0.0%
Georgia Gulf Corp.
9.500%	10/15/2014	10,000	9,150

Lyondell Chemical Co.
8.000%	09/15/2014	$10,000	$11,000
Lyondell Chemical Co.
8.250%	09/15/2016	5,000	5,637
Westlake Chemicals
6.625%	01/15/2016	15,000	14,250
			40,037

Coal — 0.0%
Peabody Energy Corp.
6.875%	03/15/2013	15,000	15,150

Commercial Services — 0.0%
Ashtead Capital, Inc. (d)
9.000%	08/15/2016	16,000	15,780
Di Finance/Dyncorp International, Series B
9.500%	02/15/2013	15,000	15,525
Hertz Corp.
8.875%	01/01/2014	30,000	30,900
Hertz Corp.
10.500%	01/01/2016	5,000	5,400
Service Corp. International
7.500%	04/01/2027	35,000	32,725
Service Corp. International, US
6.750%	04/01/2016	15,000	14,531
			114,861

Computers — 0.0%
Electronic Data Systems Corp.
7.125%	10/15/2009	10,000	10,181
Sungard Data Systems, Inc.
9.125%	08/15/2013	10,000	10,400
Sungard Data Systems, Inc.
10.250%	08/15/2015	15,000	15,675
			36,256

Diversified Financial — 3.3%
AAC Group Holding Corp. FRN
10.250%	10/01/2012	15,000	13,350
Aiful Corp. (d)
5.000%	08/10/2010	100,000	96,676
American Express Co. FRN
6.800%	09/01/2016	65,000	66,612
Countrywide Financial Corp.
6.250%	05/15/2016	50,000	45,248
Countrywide Financial Corp. FRN
5.200%	12/19/2008	40,000	38,222
Countrywide Home Loans, Inc.
4.125%	09/15/2009	50,000	45,954
Countrywide Home Loans, Inc.
5.625%	07/15/2009	20,000	18,783
CVS Corp.
5.100%	09/29/2011	370,000	369,065

E*TRADE Financial Corp.
7.375%	09/15/2013	$20,000	$18,700
El Paso Performance-Linked Trust (d)
7.750%	07/15/2011	270,000	277,368
Ford Motor Credit Co.
7.375%	10/28/2009	120,000	117,667
Ford Motor Credit Co.
8.000%	12/15/2016	550,000	514,528
Ford Motor Credit Co., Series WI FRN
10.944%	06/15/2011	551,000	562,194
General Electric Capital Corp., Series A FRN
5.954%	09/15/2014	380,000	375,814
General Motors Acceptance Corp.
4.375%	12/10/2007	90,000	89,562
General Motors Acceptance Corp. (b)
5.125%	05/09/2008	120,000	119,050
General Motors Acceptance Corp.
5.850%	01/14/2009	130,000	127,238
General Motors Acceptance Corp.
6.311%	11/30/2007	80,000	79,742
General Motors Acceptance Corp. (b)
8.000%	11/01/2031	1,270,000	1,245,974
The Goldman Sachs Group, Inc.
4.500%	06/15/2010	110,000	108,418
The Goldman Sachs Group, Inc.
5.000%	01/15/2011	80,000	79,432
Household Finance Corp.
4.125%	11/16/2009	375,000	365,499
Idearc, Inc.
8.000%	11/15/2016	70,000	69,825
ILFC E-Capital Trust II VRN (d)
6.250%	12/21/2015	190,000	183,144
Kaupthing Bank (d)
7.125%	05/19/2016	100,000	100,923
Kaupthing Bank FRN (d)
6.050%	04/12/2011	320,000	317,421
Lehman Brothers Holdings
5.250%	02/06/2012	70,000	68,551
Lehman Brothers Holdings Capital Trust VII FRN
5.857%	11/30/2049	120,000	114,326
Lehman Brothers Holdings, Inc.
6.200%	09/26/2014	60,000	60,238
Morgan Stanley
3.625%	04/01/2008	50,000	49,667
Morgan Stanley
5.625%	01/09/2012	190,000	191,504
MUFG Capital Finance 1 Ltd. FRN
6.346%	07/29/2049	100,000	95,057
Residential Capital Corp.
7.000%	02/22/2011	140,000	114,100
Residential Capital Corp.
7.125%	11/21/2008	10,000	8,950
Residential Capital Corp. FRN
7.460%	04/17/2009	20,000	17,000

Residential Capital LLC
7.500%	06/01/2012	$40,000	$32,400
Residential Capital LLC FRN
7.595%	05/22/2009	70,000	59,500
Resona Preferred Global Securities VRN (b) (d)
7.191%	07/30/2015	155,000	155,546
Sigma Finance, Inc. VRN (d)
8.000%	06/22/2009	280,000	263,662
SLM Corp.
5.000%	10/01/2013	190,000	165,907
SLM Corp.
5.000%	04/15/2015	10,000	8,387
SLM Corp.
5.050%	11/14/2014	40,000	33,923
SLM Corp.
5.375%	05/15/2014	285,000	248,717
SLM Corp.
5.625%	08/01/2033	50,000	38,489
SLM Corp. FRN
3.820%	04/01/2009	20,000	18,397
SLM Corp., Series X FRN (d)
5.159%	04/18/2008	240,000	238,110
TNK-BP Finance SA (d)
7.500%	07/18/2016	170,000	168,827
			7,597,667

Electric — 1.0%
AES Corp.
7.750%	03/01/2014	652,000	661,780
AES Corp.
8.875%	02/15/2011	10,000	10,437
The Cleveland Electric Illuminating Co.
5.700%	04/01/2017	5,000	4,865
Dominion Resources, Inc.
4.750%	12/15/2010	40,000	39,429
Dominion Resources, Inc. (b)
5.700%	09/17/2012	165,000	165,580
Duke Energy Corp.
5.625%	11/30/2012	145,000	146,980
Edison Mission Energy (d)
7.000%	05/15/2017	50,000	49,250
Edison Mission Energy (d)
7.200%	05/15/2019	60,000	59,100
Edison Mission Energy (d)
7.625%	05/15/2027	20,000	19,300
Exelon Corp.
5.625%	06/15/2035	10,000	8,954
FirstEnergy Corp., Series B
6.450%	11/15/2011	50,000	51,693
FirstEnergy Corp., Series C
7.375%	11/15/2031	260,000	284,526
NRG Energy, Inc.
7.250%	02/01/2014	20,000	20,050
NRG Energy, Inc.
7.375%	02/01/2016	20,000	20,050

NRG Energy, Inc.
7.375%	01/15/2017	$40,000	$40,000
Pacific Gas & Electric Co.
5.800%	03/01/2037	10,000	9,451
Pacific Gas & Electric Co.
6.050%	03/01/2034	160,000	157,135
TXU Corp., Series P
5.550%	11/15/2014	60,000	48,391
TXU Corp., Series Q
6.500%	11/15/2024	190,000	152,285
TXU Corp., Series R
6.550%	11/15/2034	320,000	250,964
Wisconsin Power & Light Co.
6.375%	08/15/2037	40,000	40,734
			2,240,954

Electronics — 0.0%
NXP BV / NXP Funding LLC
7.875%	10/15/2014	5,000	4,812

Environmental Controls — 0.1%
Waste Management, Inc.
6.375%	11/15/2012	115,000	119,340
Waste Management, Inc.
6.500%	11/15/2008	30,000	30,389
			149,729

Forest Products & Paper — 0.1%
Weyerhaeuser Co.
6.750%	03/15/2012	175,000	181,682

Gas — 0.1%
Intergas Finance BV (d)
6.375%	05/14/2017	240,000	231,768

Health Care - Products — 0.0%
FMC Finance III SA (d)
6.875%	07/15/2017	70,000	69,650
Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	16,000	16,040
			85,690

Health Care - Services — 0.4%
Community Health Systems, Inc. (d)
8.875%	07/15/2015	60,000	61,650
DaVita, Inc.
6.625%	03/15/2013	60,000	59,550
HCA, Inc.
6.250%	02/15/2013	132,000	116,820
HCA, Inc.
6.375%	01/15/2015	320,000	272,800
HCA, Inc.
6.500%	02/15/2016	64,000	54,400

HCA, Inc.
7.500%	11/06/2033	$30,000	$24,150
HCA, Inc.
7.690%	06/15/2025	10,000	8,213
HCA, Inc. (d)
9.125%	11/15/2014	10,000	10,550
HCA, Inc. (d)
9.250%	11/15/2016	90,000	95,625
HCA, Inc. (d)
9.625%	11/15/2016	30,000	32,025
Tenet Healthcare Corp.
9.250%	02/01/2015	318,000	280,635
			1,016,418

Insurance — 0.0%
ASIF Global Financing (d)
4.900%	01/17/2013	20,000	19,324

Iron & Steel — 0.0%
Steel Dynamics, Inc. (d)
6.750%	04/01/2015	45,000	43,425

Lodging — 0.1%
Boyd Gaming Corp.
7.125%	02/01/2016	20,000	19,350
Inn of the Mountain Gods Resort & Casino
12.000%	11/15/2010	20,000	21,100
MGM Mirage
6.625%	07/15/2015	5,000	4,744
MGM Mirage
7.625%	01/15/2017	55,000	54,450
MGM Mirage
8.375%	02/01/2011	40,000	41,700
Station Casinos, Inc.
7.750%	08/15/2016	55,000	54,450
			195,794

Manufacturing — 0.3%
Eastman Kodak Co.
3.625%	05/15/2008	140,000	135,800
Eastman Kodak Co.
7.250%	11/15/2013	240,000	238,200
Tyco International Group SA
6.125%	11/01/2008	10,000	10,110
Tyco International Group SA
6.375%	10/15/2011	220,000	225,119
Tyco International Group SA
6.750%	02/15/2011	30,000	31,623
Tyco International Group SA
6.875%	01/15/2029	160,000	160,600
			801,452

Media — 1.0%
AOL Time Warner, Inc.
6.875%	05/01/2012	355,000	372,495

CCH I LLC
11.000%	10/01/2015	$40,000	$40,500
Clear Channel Communications, Inc.
4.250%	05/15/2009	50,000	47,659
Clear Channel Communications, Inc.
4.625%	01/15/2008	10,000	9,927
Clear Channel Communications, Inc.
5.500%	09/15/2014	150,000	117,775
Comcast Corp.
6.500%	01/15/2015	255,000	263,482
Comcast Corp.
6.500%	01/15/2017	140,000	144,419
Cox Communications, Inc.
3.875%	10/01/2008	120,000	118,125
CSC Holdings, Inc.
7.625%	07/15/2018	25,000	23,875
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%	03/15/2013	25,000	25,969
Echostar DBS Corp.
6.625%	10/01/2014	20,000	20,100
Echostar DBS Corp.
7.000%	10/01/2013	20,000	20,450
Echostar DBS Corp.
7.125%	02/01/2016	15,000	15,412
Liberty Media Corp.
7.875%	07/15/2009	1,000,000	1,029,185
Rogers Cable, Inc.
6.750%	03/15/2015	20,000	20,553
Sun Media Corp.
7.625%	02/15/2013	10,000	9,825
TL Acquisitions, Inc. (d)
10.500%	01/15/2015	30,000	29,625
Umbella Acquistion, Inc. (b) (d)
9.750%	03/15/2015	20,000	19,500
			2,328,876

Mining — 0.2%
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	70,000	76,475
Vale Overseas Ltd.
6.875%	11/21/2036	290,000	298,777
			375,252

Multi-National — 0.4%
International Finance Corp.
4.750%	04/25/2012	1,000,000	1,008,750

Office Equipment/Supplies — 0.0%
Xerox Corp.
6.750%	02/01/2017	10,000	10,235

Oil & Gas — 0.9%
Amerada Hess Corp.
7.300%	08/15/2031	190,000	208,282

Amerada Hess Corp.
7.875%	10/01/2029	$30,000	$34,483
Anadarko Finance Co.
6.750%	05/01/2011	35,000	36,588
Anadarko Finance Co., Series B
7.500%	05/01/2031	10,000	10,891
Anadarko Petroleum Corp.
6.450%	09/15/2036	140,000	137,830
Anadarko Petroleum Corp. FRN
6.094%	09/15/2009	200,000	198,845
Chesapeake Energy Corp.
6.375%	06/15/2015	5,000	4,906
Chesapeake Energy Corp.
6.500%	08/15/2017	20,000	19,450
Conoco Funding Co.
6.350%	10/15/2011	40,000	41,698
Conoco, Inc.
6.950%	04/15/2029	30,000	32,995
ConocoPhillips Co.
4.750%	10/15/2012	10,000	9,784
Gaz Capital SA (b) (d)
6.212%	11/22/2016	400,000	396,480
Gaz Capital SA (d)
6.510%	03/07/2022	110,000	108,889
Kerr-McGee Corp.
6.950%	07/01/2024	20,000	20,721
Kerr-McGee Corp.
7.875%	09/15/2031	265,000	306,430
OPTI Canada, Inc. (d)
7.875%	12/15/2014	50,000	50,000
OPTI Cananda, Inc. (d)
8.250%	12/15/2014	40,000	40,300
Pemex Project Funding Master Trust
6.625%	06/15/2035	100,000	103,048
Petrobras International Finance Co.
6.125%	10/06/2016	160,000	161,231
Pogo Producing Co.
6.625%	03/15/2015	30,000	30,075
Pogo Producing Co. (b)
6.875%	10/01/2017	5,000	5,025
Pride International, Inc.
7.375%	07/15/2014	15,000	15,375
Western Oil Sands, Inc.
8.375%	05/01/2012	25,000	27,594
XTO Energy, Inc.
7.500%	04/15/2012	50,000	54,025
			2,054,945

Oil & Gas Services — 0.1%
Compagnie Generale de Geophysique-Veritas
7.500%	05/15/2015	10,000	10,300
Compagnie Generale de Geophysique-Veritas
7.750%	05/15/2017	60,000	61,800

Complete Production Services, Inc.
8.000%	12/15/2016	$50,000	$49,437
			121,537
Packaging & Containers — 0.0%
Graham Packaging Co.
8.500%	10/15/2012	30,000	29,775
Graham Packaging Co. (b)
9.875%	10/15/2014	20,000	19,800
			49,575

Pharmaceuticals — 0.1%
Wyeth
5.950%	04/01/2037	130,000	125,453

Pipelines — 0.4%
Dynegy Holdings, Inc. (d)
7.750%	06/01/2019	80,000	76,500
El Paso Corp.
7.000%	06/15/2017	210,000	213,231
El Paso Corp.
7.750%	01/15/2032	15,000	15,232
El Paso Corp.
7.800%	08/01/2031	57,000	57,871
El Paso Natural Gas Co.
8.375%	06/15/2032	168,000	197,431
Kinder Morgan Energy Partners LP
5.000%	12/15/2013	30,000	28,625
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	40,000	39,547
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	30,000	30,398
Kinder Morgan Energy Partners LP
6.750%	03/15/2011	40,000	41,639
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	5,000	5,127
Semgroup LP (d)
8.750%	11/15/2015	10,000	9,775
Southern Natural Gas Co.
8.000%	03/01/2032	10,000	11,304
Tennessee Gas Pipeline
7.625%	04/01/2037	30,000	32,573
Williams Cos., Inc. Series A
7.500%	01/15/2031	220,000	228,250
			987,503

Real Estate — 0.1%
Forest City Enterprises, Inc.
7.625%	06/01/2015	15,000	14,137
Realogy Corp. (d)
12.375%	04/15/2015	150,000	113,250
			127,387

Real Estate Investment Trusts (REITS) — 0.3%
Franchise Finance Corp. of America
8.750%	10/15/2010	$610,000	$678,585
Ventas Realty Corp. REIT
6.500%	06/01/2016	15,000	14,775
Ventas Realty LP Capital Corp.
6.750%	04/01/2017	10,000	9,975
			703,335

Retail — 0.1%
Amerigas Partners, LP
7.250%	05/20/2015	10,000	9,850
CVS Caremark Corp. (d)
5.880%	01/10/2028	31,815	30,577
CVS Caremark Corp. (d)
6.036%	12/10/2028	36,444	35,414
CVS Caremark Corp. (d)
9.350%	01/10/2023	100,000	116,969
Suburban Propane Partners
6.875%	12/15/2013	35,000	34,125
			226,935

Semiconductors — 0.0%
Freescale Semiconductor, Inc.
8.875%	12/15/2014	15,000	14,475

Sovereign — 0.0%
Export-Import Bank of Korea (d)
5.250%	02/10/2014	5,000	4,892

Telecommunications — 0.6%
BellSouth Corp.
4.750%	11/15/2012	10,000	9,727
British Telecom PLC FRN
8.625%	12/15/2010	160,000	176,151
Cincinnati Bell, Inc.
7.000%	02/15/2015	25,000	24,125
Citizens Communications Co.
7.125%	03/15/2019	20,000	19,700
Citizens Communications Co.
7.875%	01/15/2027	25,000	24,375
Deutsche Telekom International Finance BV
5.750%	03/23/2016	75,000	74,114
Intelsat Bermuda, Ltd.
9.250%	06/15/2016	15,000	15,562
Koninklijke KPN NV
8.000%	10/01/2010	180,000	193,613
Koninklijke KPN NV
8.375%	10/01/2030	125,000	143,905
Level 3 Financing, Inc.
9.250%	11/01/2014	35,000	34,475
Qwest Communications International, Inc.
7.500%	02/15/2014	30,000	30,375
Qwest Corp.
6.875%	09/15/2033	10,000	9,350

SBC Communications, Inc.
5.100%	09/15/2014	$120,000	$116,119
Sprint Capital Corp.
8.375%	03/15/2012	50,000	55,052
Sprint Capital Corp.
8.750%	03/15/2032	70,000	80,272
Telecom Italia Capital SA
4.950%	09/30/2014	120,000	113,420
U.S. West Communications, Inc.
5.625%	11/15/2008	30,000	29,962
Verizon Global Funding Corp.
7.375%	09/01/2012	60,000	65,326
Windsream Corp.
8.625%	08/01/2016	55,000	58,644
			1,274,267

Transportation — 0.0%
Gulfmark Offshore, Inc.
7.750%	07/15/2014	10,000	10,050

TOTAL CORPORATE DEBT (Cost $26,795,428)			26,201,735

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Commercial MBS — 0.9%
CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class A2 (d)
7.000%	06/02/2033	44,323	44,752
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA
4.680%	07/10/2039	300,000	288,858
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4
4.895%	09/12/2037	600,000	569,296
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.420%	01/15/2049	300,000	293,273
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5
4.739%	07/15/2030	210,000	197,332
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB
4.664%	07/15/2030	200,000	192,274
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4
4.954%	09/15/2040	200,000	190,624
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X, IO VRN (d)
1.623%	05/28/2040	2,344,691	75,147
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN
5.485%	03/12/2051	150,000	147,353

Mutual Fund Fee Trust, Series 2000-3
9.070%	07/01/2008	$656,075	$33,794
			2,032,703

Home Equity ABS — 0.3%
Amresco Residential Securities Mortgage Loan Trust, Series 1997-3, Class M1A FRN
5.875%	09/25/2027	62,390	61,660
Option One Mortgage Loan Trust, Series 2003-3, Class A1 FRN
5.610%	06/25/2033	377,989	370,606
Terwin Mortgage Trust, Series 2006-10SL, Class A1
4.750%	10/25/2037	136,277	132,660
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.905%	04/15/2030	66,439	66,162
			631,088

Other ABS — 0.4%
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN
5.983%	12/15/2035	298,525	295,457
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN
5.725%	07/25/2030	360,122	358,197
Keycorp Student Loan Trust, Series 2005-A, Class 1A1 FRN
5.378%	12/27/2019	111,964	111,649
MSDWCC Heloc Trust, Series 2005-1, Class A FRN
5.321%	07/25/2017	328,466	322,357
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class A11 FRN
5.640%	08/25/2032	5,839	5,812
			1,093,472

WL Collateral CMO — 1.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6 VRN
3.519%	06/25/2034	400,000	391,253
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN
5.128%	11/25/2034	202,444	195,287
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN
5.441%	02/25/2036	145,813	145,072
Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1 FRN
6.867%	11/01/2037	130,000	129,929
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2 VRN
5.099%	09/25/2035	133,084	128,825
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 1A3 (d)
7.000%	08/25/2034	262,654	267,098

MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN
7.068%	05/25/2029	$133,076	$136,412
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3
6.640%	06/25/2037	389,018	390,119
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (d)
5.500%	05/25/2035	344,583	340,874
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (d)
6.000%	05/25/2035	161,298	161,950
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (d)
6.000%	05/25/2035	552,026	545,644
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.240%	09/25/2037	387,594	387,648
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.228%	09/25/2037	357,988	354,436
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	160,532	162,941
			3,737,488

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,910,576)			7,494,751

SOVEREIGN DEBT OBLIGATIONS — 0.5%
Bundesrepub Deutschland EUR (c)
3.750%	01/04/2015	320,000	439,345
Canada Government CAD (c)
4.000%	12/01/2031	73,528	100,298
Republic of Brazil
10.125%	05/15/2027	15,000	21,397
Republic of Brazil
11.000%	08/17/2040	110,000	147,125
Russian Federation FRN
7.500%	03/31/2030	42,018	47,392
United Mexican States
6.750%	09/27/2034	329,000	357,787
			1,113,344

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $989,446)			1,113,344

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Federal Home Loan Bank — 0.1%
Federal Home Loan Bank
5.125%	06/13/2008	110,000	110,634

Pass-Through Securities — 23.0%
FHLMC
4.650%	10/10/2013	760,000	744,376

FHLMC
5.625%	11/23/2035	$140,000	$133,390
FHLMC
5.907%	04/01/2037	896,090	904,026
FHLMC
6.750%	09/15/2029	100,000	118,741
FNMA
5.000%	09/01/2021 - 08/01/2037	17,418,286	16,742,394
FNMA
5.500%	08/01/2021 - 02/01/2037	12,708,689	12,510,775
FNMA
5.870%	07/01/2037	943,636	955,010
FNMA
6.000%	08/01/2031 - 05/01/2037	9,119,661	9,139,840
FNMA
6.500%	06/01/2036 - 06/01/2037	2,935,751	2,990,820
FNMA
7.002%	11/01/2035	68,823	69,471
FNMA
7.004%	11/01/2035	136,608	137,868
FNMA
7.009%	11/01/2035	137,863	139,136
FNMA
7.021%	11/01/2035	132,753	134,003
FNMA
7.034%	11/01/2035	133,539	134,821
FNMA TBA (e)
5.000%	09/01/2037 - 10/01/2037	6,900,000	6,585,242
FNMA TBA (e)
6.000%	10/01/2037	700,000	701,094
GNMA
6.000%	01/15/2032 - 03/15/2033	1,050,361	1,059,648
GNMA
6.500%	10/15/2032	65,451	67,080
Total Pass-Through Securities			53,267,735

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $53,602,137)			53,378,369

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bond (b)
4.750%	02/15/2037	140,000	138,162
U.S. Treasury Bond
5.000%	05/15/2037	650,000	667,266
U.S. Treasury Inflation Index
1.875%	07/15/2015	203,475	198,047
U.S. Treasury Inflation Index
2.000%	01/15/2014	620,043	611,081
U.S. Treasury Inflation Index
2.000%	01/15/2016	167,922	164,196

U.S. Treasury Inflation Index
2.000%	01/15/2026	$461,784	$440,583
U.S. Treasury Inflation Index
2.375%	01/15/2017	92,963	93,562
U.S. Treasury Inflation Index
2.375%	01/15/2025	972,470	981,265
U.S. Treasury Inflation Index
2.375%	01/15/2027	640,410	648,175
U.S. Treasury Inflation Index
3.375%	04/15/2032	82,149	100,229
U.S. Treasury Inflation Index
3.875%	01/15/2009	38,105	38,890
U.S. Treasury Inflation Index
3.875%	04/15/2029	963,004	1,222,232
U.S. Treasury Note
3.625%	07/15/2009	180,000	178,917
U.S. Treasury Note (b)
4.125%	08/31/2012	3,000,000	2,986,875
U.S. Treasury Note
4.375%	11/15/2008	60,000	60,225
U.S. Treasury Note
4.500%	03/31/2009	70,000	70,525
U.S. Treasury Note
4.500%	03/31/2012	50,000	50,602
U.S. Treasury Note (b)
4.625%	10/31/2011	40,000	40,700
U.S. Treasury Note
4.625%	12/31/2011	740,000	752,719
U.S. Treasury Note
4.625%	07/31/2012	70,000	71,192
U.S. Treasury Note
4.875%	06/30/2012	20,000	20,553
U.S. Treasury Note
6.000%	08/15/2009	50,000	51,816
U.S. Treasury Principal Strips
0.000%	05/15/2030	130,000	43,251
			9,631,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,588,357)			9,631,063

TOTAL BONDS & NOTES (Cost $99,072,583)			98,003,466

	Principal
	Amount	Market Value
OPTIONS — 0.0%
90 Day Eurodollar Future, December 2007 Put, Expires 12/17/2007, Strike 93.75	$22,500	$56
90 Day Eurodollar Futures, December 2007 Call, Expires 12/17/2007, Strike 94	37,500	43,312
90 Day Eurodollar Futures, December 2007 Put, Expires 12/17/2007, Strike 93.625	27,500	69
90 Day Eurodollar Futures, December 2007 Put, Expires 12/17/2007, Strike 93.875	37,500	94

U.S. 10 Year Treasury Note Futures, December 2007 Put, Expires 11/20/2007, Strike	$1,000	$438
U.S. Long Bond (CBT) Futures, December 2007 Call, Expires 11/20/2007, Strike 113	5,000	3,594

TOTAL OPTIONS (Cost $41,405)		47,563

TOTAL LONG TERM INVESTMENTS (Cost $208,381,592)		232,052,443

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.8%
Cash Equivalents — 6.9% (i)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$292,480	$292,480
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	146,239	146,239
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	116,991	116,991
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	350,973	350,973
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	87,743	87,743
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	146,239	146,239
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	146,239	146,239
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	584,955	584,955
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	146,239	146,239
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	146,239	146,239
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	233,982	233,982
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	789,689	789,689
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	175,487	175,487
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,667,122	1,667,122
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	584,955	584,955
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	175,487	175,487
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	116,991	116,991
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	175,487	175,487
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	145,742	145,742

Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	$1,462,388	$1,462,388
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	438,717	438,717
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	29,248	29,248
Freddie Mac Discount Note
4.515%	10/24/2007	29,149	29,149
Freddie Mac Discount Note
4.527%	11/13/2007	113,865	113,865
Freddie Mac Discount Note
4.557%	10/26/2007	145,704	145,704
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	292,477	292,477
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	2,047,343	2,047,343
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	584,955	584,955
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	175,487	175,487
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	146,239	146,239
Reserve Primary Money Market Fund (f)
		292,477	292,477
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	292,477	292,477
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	146,239	146,239
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	146,239	146,239
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	116,991	116,991
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	233,982	233,982
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	584,955	584,955
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	711,853	711,853
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	292,477	292,477
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	292,477	292,477
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	292,477	292,477
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	146,239	146,239
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	292,477	292,477
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	292,477	292,477
Wells Fargo Bank
5.450%	10/12/2007	146,239	146,239
			15,974,927

Repurchase Agreements — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (h)		$6,232,537	$6,232,537

U.S. Government Agencies — 0.2%
FHLMC (g)
4.430%	03/17/2008	35,000	34,257
FNMA (g)
0.000%	03/17/2008	290,000	283,289
FNMA (g)
4.420%	03/19/2008	55,000	53,853
FNMA (g)
4.440%	03/31/2008	40,000	39,102
FNMA (g)
4.520%	03/31/2008	40,000	39,086
FNMA (g)
4.570%	03/31/2008	40,000	39,076
FNMA (g)
4.610%	03/17/2008	50,000	48,911
			537,574

TOTAL SHORT-TERM INVESTMENTS (Cost $22,745,038)			22,745,038

TOTAL INVESTMENTS — 110.1%
(Cost $231,126,630) (j)			$254,797,481

Other Assets/(Liabilities) — (10.1%)			(23,371,448)

NET ASSETS — 100.0%			$231,426,033

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

GDR - Global Depository Receipt

TBA - To be announced

VRN - Variable Rate Note

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             The principal amount of the security is in foreign currency.

The market value is in U.S. dollars.

(d)            Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $8,110,499 or 3.5% of net assets.

(e)             A portion of this security is purchased on a forward commitment basis. (Note 2).

(f)               Amount represents shares owned of the fund.

(g)            This security is held as collateral for open futures contracts. (Note 2).

(h)            Maturity value of $6,234,095. Collaterized by a U.S. Government agency obligations with a rates ranging from 4.205% to 4.75%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $6,359,692.

(i)                Represents investments of security lending collateral. (Note 2).

(j)                See Note 3 for aggregrate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Advertising — 0.2%
Interpublic Group of Companies, Inc. (a)	117,700	$1,221,726

Aerospace & Defense — 1.0%
Boeing Co.	25,000	2,624,750
Northrop Grumman Corp.	50,200	3,915,600
		6,540,350

Agriculture — 1.9%
Altria Group, Inc.	149,200	10,373,876
Bunge Ltd.	10,500	1,128,225
UST, Inc. (b)	27,900	1,383,840
		12,885,941

Apparel — 0.7%
Jones Apparel Group, Inc.	64,500	1,362,885
VF Corp.	38,700	3,125,025
		4,487,910

Auto Manufacturers — 0.7%
General Motors Corp.	133,200	4,888,440

Automotive & Parts — 1.3%
Autoliv, Inc.	52,400	3,130,900
BorgWarner, Inc.	27,100	2,480,463
Magna International, Inc. Cl. A	32,400	3,120,444
		8,731,807

Banks — 8.5%
Bank of America Corp.	464,800	23,365,496
Comerica, Inc. (b)	67,000	3,435,760
Deutsche Bank AG (b)	23,900	3,068,521
Fifth Third Bancorp (b)	85,400	2,893,352
KeyCorp	76,000	2,457,080
National City Corp.	145,300	3,645,577
SunTrust Banks, Inc.	56,900	4,305,623
U.S. Bancorp	162,200	5,276,366
Wachovia Corp.	71,900	3,605,785
Wells Fargo & Co.	163,500	5,823,870
		57,877,430

Beverages — 1.4%
The Coca-Cola Co.	12,400	712,628
Coca-Cola Enterprises, Inc.	117,300	2,841,006
Molson Coors Brewing Co. Cl. B	41,600	4,146,272
PepsiCo, Inc.	27,200	1,992,672
		9,692,578

Chemicals — 2.7%
Ashland, Inc.	29,600	1,782,216

1

The Dow Chemical Co.	147,000	$6,329,820
Du Pont (E.I.) de Nemours & Co.	104,600	5,183,976
The Lubrizol Corp.	33,400	2,173,004
PPG Industries, Inc.	35,000	2,644,250
		18,113,266

Commercial Services — 1.0%
Accenture Ltd. Cl. A	35,900	1,444,975
Avis Budget Group, Inc. (a)	70,300	1,609,167
McKesson Corp.	62,300	3,662,617
		6,716,759

Computers — 1.4%
Dell, Inc. (a)	28,800	794,880
Electronic Data Systems Corp.	90,300	1,972,152
International Business Machines Corp.	41,900	4,935,820
Lexmark International, Inc. Cl. A (a)	50,100	2,080,653
		9,783,505

Cosmetics & Personal Care — 2.2%
Colgate-Palmolive Co.	37,600	2,681,632
The Procter & Gamble Co.	179,800	12,647,132
		15,328,764

Distribution & Wholesale — 0.1%
Tech Data Corp. (a)	17,200	690,064

Diversified Financial — 11.0%
Ameriprise Financial, Inc.	25,900	1,634,549
CIT Group, Inc.	23,100	928,620
Citigroup, Inc.	483,300	22,555,611
Fannie Mae	136,400	8,294,484
Freddie Mac	81,200	4,791,612
The Goldman Sachs Group, Inc.	6,100	1,322,114
JP Morgan Chase & Co.	361,900	16,582,258
Janus Capital Group, Inc. (b)	102,000	2,884,560
Merrill Lynch & Co., Inc.	83,800	5,973,264
Morgan Stanley	139,200	8,769,600
Waddell & Reed Financial, Inc. Cl. A (b)	40,600	1,097,418
		74,834,090

Electric — 2.8%
Allegheny Energy, Inc. (a)	62,400	3,261,024
American Electric Power Co., Inc.	109,200	5,031,936
Constellation Energy Group, Inc.	32,300	2,771,017
Dominion Resources, Inc.	42,600	3,591,180
Entergy Corp.	30,700	3,324,503
Pinnacle West Capital Corp.	20,700	817,857
		18,797,517

Electronics — 1.0%
Arrow Electronics, Inc. (a)	40,300	1,713,556
Flextronics International Ltd. (a) (b)	275,500	3,080,090
Sanmina-SCI Corp. (a)	154,500	327,540

2

Solectron Corp. (a)	287,375	$1,120,762
Tyco Electronics Ltd.	25,550	905,237
		7,147,185

Foods — 3.7%
ConAgra Foods, Inc.	78,000	2,038,140
General Mills, Inc.	47,700	2,767,077
Kellogg Co.	57,200	3,203,200
Kraft Foods, Inc. Cl. A	197,947	6,831,151
The Kroger Co.	101,200	2,886,224
Safeway, Inc.	123,200	4,079,152
Sara Lee Corp.	217,700	3,633,413
		25,438,357

Forest Products & Paper — 0.7%
Smurfit-Stone Container Corp. (a)	138,900	1,622,352
Temple-Inland, Inc.	61,400	3,231,482
		4,853,834

Hand & Machine Tools — 0.3%
The Black & Decker Corp.	28,500	2,374,050

Health Care - Products — 1.2%
Covidien Ltd.	25,550	1,060,325
Johnson & Johnson	104,000	6,832,800
		7,893,125

Home Builders — 0.7%
Centex Corp. (b)	62,600	1,663,282
KB Home (b)	61,300	1,536,178
Pulte Homes, Inc.	128,800	1,752,968
		4,952,428

Household Products — 1.0%
Avery Dennison Corp.	34,300	1,955,786
The Clorox Co.	32,900	2,006,571
Kimberly-Clark Corp.	37,300	2,620,698
		6,583,055

Housewares — 0.2%
Newell Rubbermaid, Inc.	56,700	1,634,094

Insurance — 10.3%
ACE Ltd.	48,000	2,907,360
Allstate Corp.	66,600	3,808,854
Ambac Financial Group, Inc. (b)	30,600	1,925,046
American International Group, Inc.	210,700	14,253,855
Aon Corp.	50,900	2,280,829
Chubb Corp.	32,400	1,737,936
Fidelity National Financial, Inc.	140,400	2,454,192
Genworth Financial, Inc. Cl. A	124,200	3,816,666
The Hartford Financial Services Group, Inc.	58,800	5,441,940
MBIA, Inc. (b)	48,700	2,973,135
Metlife, Inc.	84,400	5,885,212

3

MGIC Investment Corp. (b)	46,100	$1,489,491
Old Republic International Corp.	147,600	2,766,024
PartnerRe Ltd.	18,100	1,429,719
Prudential Financial, Inc.	18,100	1,766,198
RenaissanceRe Holdings Ltd.	21,000	1,373,610
Torchmark Corp.	17,500	1,090,600
St. Paul Travelers Companies	122,900	6,186,786
Unum Group	162,100	3,966,587
XL Capital Ltd. Cl. A	29,700	2,352,240
		69,906,280

Iron & Steel — 0.7%
Arcelor Mittal Cl. A (b)	59,200	4,638,912

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	33,900	2,658,777

Machinery - Diversified — 0.7%
Cummins, Inc.	35,400	4,527,306

Manufacturing — 5.3%
Eaton Corp.	23,600	2,337,344
General Electric Co.	714,910	29,597,274
SPX Corp.	29,400	2,721,264
Tyco International Ltd.	25,550	1,132,887
		35,788,769

Media — 2.7%
CBS Corp. Cl. B	152,100	4,791,150
Comcast Corp. Cl. A (a)	95,950	2,320,071
Gannett Co., Inc.	9,800	428,260
Time Warner, Inc.	307,125	5,638,815
Tribune Co.	20,172	551,099
Viacom, Inc. Cl. B (a)	95,400	3,717,738
The Walt Disney Co.	31,700	1,090,163
		18,537,296

Mining — 0.1%
Alcoa, Inc.	10,300	402,936

Oil & Gas — 14.1%
BP PLC, Sponsored ADR (United Kingdom)	44,600	3,093,010
Chevron Corp.	235,500	22,038,090
ConocoPhillips	182,600	16,026,802
Exxon Mobil Corp.	433,000	40,078,480
Marathon Oil Corp.	123,200	7,024,864
Occidental Petroleum Corp.	14,400	922,752
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	42,300	3,476,214
Total SA Sponsored ADR (France)	41,200	3,338,436
		95,998,648

Packaging & Containers — 0.9%
Bemis Co., Inc.	14,800	430,828

4

Crown Holdings, Inc. (a)	90,700	$2,064,332
Owens-Illinois, Inc. (a)	64,000	2,652,800
Sonoco Products Co.	27,400	826,932
		5,974,892

Pharmaceuticals — 4.7%
AmerisourceBergen Corp.	34,700	1,572,951
Eli Lilly & Co.	78,200	4,451,926
Merck & Co., Inc.	129,700	6,704,193
Pfizer, Inc.	794,400	19,407,192
PharMerica Corp. (a) (b)	2,893	43,164
		32,179,426

Retail — 3.2%
Dillards, Inc. Cl. A (b)	30,000	654,900
Family Dollar Stores, Inc.	18,000	478,080
The Gap, Inc.	176,200	3,249,128
The Home Depot, Inc.	35,000	1,135,400
Limited Brands, Inc.	2,000	45,780
Macy’s, Inc. (b)	146,400	4,731,648
McDonald’s Corp.	168,800	9,194,536
Office Depot, Inc. (a)	60,700	1,251,634
Wal-Mart Stores, Inc.	27,000	1,178,550
		21,919,656

Savings & Loans — 1.0%
Astoria Financial Corp.	61,500	1,631,595
Washington Mutual, Inc. (b)	153,100	5,405,961
		7,037,556

Software — 0.4%
Microsoft Corp.	93,300	2,748,618

Telecommunications — 8.9%
American Tower Corp. Cl. A (a)	31,000	1,349,740
AT&T, Inc.	626,500	26,507,215
Embarq Corp.	47,900	2,663,240
Nokia Oyj Sponsored ADR (Finland)	102,700	3,895,411
Sprint Nextel Corp.	358,400	6,809,600
Verizon Communications, Inc.	342,700	15,174,756
Vodafone Group PLC Sponsored ADR (United Kingdom)	114,500	4,156,350
		60,556,312

Toys, Games & Hobbies — 0.2%
Mattel, Inc.	47,100	1,104,966

TOTAL EQUITIES (Cost $574,432,828)		675,446,625

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.4%
Cash Equivalents — 4.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$498,627	$498,627
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	249,314	249,314
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	199,451	199,451
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	598,353	598,353
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	149,588	149,588
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	249,314	249,314
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	249,314	249,314
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	997,256	997,256
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	249,314	249,314
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	249,314	249,314
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	398,902	398,902
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,346,295	1,346,295
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	299,177	299,177
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	2,842,179	2,842,179
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	997,256	997,256
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	299,177	299,177
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	199,451	199,451
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	299,177	299,177
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	248,467	248,467
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	2,493,139	2,493,139
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	747,942	747,942
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	49,863	49,863
Freddie Mac Discount Note
4.515%	10/24/2007	49,694	49,694
Freddie Mac Discount Note
4.527%	11/13/2007	194,121	194,121
Freddie Mac Discount Note
4.557%	10/26/2007	248,402	248,402
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	498,628	498,628

6

National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	$3,490,395	$3,490,395
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	997,256	997,256
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	299,177	299,177
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	249,314	249,314
Reserve Primary Money Market Fund (c)
		498,628	498,628
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	498,628	498,628
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	249,314	249,314
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	249,314	249,314
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	199,451	199,451
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	398,902	398,902
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	997,256	997,256
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,213,597	1,213,597
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	498,628	498,628
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	498,628	498,628
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	498,628	498,628
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	249,314	249,314
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	498,628	498,628
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	498,628	498,628
Wells Fargo Bank
5.450%	10/12/2007	249,314	249,314
			27,234,715

Repurchase Agreements — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		9,565,590	9,565,590

TOTAL SHORT-TERM INVESTMENTS (Cost $36,800,305)			36,800,305

TOTAL INVESTMENTS — 104.7% (Cost $611,233,133) (f)			$712,246,930

Other Assets/(Liabilities) — (4.7%)			(32,140,789)

NET ASSETS — 100.0%			$680,106,141

7

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $9,567,981.  Collateralized by a U.S. Government Agency obligation with a rate of 4.205%, maturity date of 5/01/2035 and an aggregate market value, including accrued interest, of $9,758,624.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Select Fundamental Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Aerospace & Defense — 2.1%
General Dynamics Corp.	309,600	$26,151,912

Agriculture — 1.1%
Altria Group, Inc.	206,500	14,357,945

Automotive & Parts — 0.4%
WABCO Holdings, Inc. (a)	117,100	5,474,425

Banks — 9.2%
Bank of America Corp.	962,900	48,404,983
The Bank of New York Mellon Corp.	301,433	13,305,253
PNC Financial Services Group, Inc.	171,700	11,692,770
U.S. Bancorp	353,700	11,505,861
Wachovia Corp. (a)	256,134	12,845,120
Wells Fargo & Co.	539,100	19,202,742
		116,956,729

Beverages — 1.6%
PepsiCo, Inc.	274,900	20,139,174

Building Materials — 1.0%
American Standard Cos., Inc.	351,300	12,513,306

Chemicals — 3.6%
Agrium, Inc.	362,300	19,701,874
The Dow Chemical Co.	276,500	11,906,090
Du Pont (E.I.) de Nemours & Co.	293,700	14,555,772
		46,163,736

Computers — 2.3%
Hewlett-Packard Co.	344,300	17,142,697
Sun Microsystems, Inc. (b)	2,188,600	12,278,046
		29,420,743

Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.	180,900	12,901,788

Distribution & Wholesale — 0.7%
Ingram Micro, Inc. Cl. A (b)	474,300	9,301,023

Diversified Financial — 7.4%
Citigroup, Inc.	625,100	29,173,417
Discover Financial Services	412,522	8,580,458
The Goldman Sachs Group, Inc.	93,800	20,330,212
JP Morgan Chase & Co.	524,636	24,038,821
UBS AG	224,500	11,954,625
		94,077,533

1

Electric — 6.7%
Entergy Corp.	116,000	$12,561,640
Exelon Corp.	314,100	23,670,576
FPL Group, Inc.	478,300	29,118,904
SCANA Corp.	179,700	6,961,578
Southern Co.	338,400	12,277,152
		84,589,850

Foods — 6.6%
ConAgra Foods, Inc.	477,900	12,487,527
Kellogg Co.	214,600	12,017,600
The Kroger Co.	424,800	12,115,296
Safeway, Inc.	357,200	11,826,892
SuperValu, Inc.	447,100	17,441,371
Tyson Foods, Inc. Cl. A	1,021,100	18,226,635
		84,115,321

Forest Products & Paper — 0.6%
Smurfit-Stone Container Corp. (b)	679,100	7,931,888

Health Care - Products — 1.4%
Baxter International, Inc.	313,300	17,632,524

Health Care - Services — 1.9%
Aetna, Inc.	257,300	13,963,671
WellPoint, Inc. (b)	133,900	10,567,388
		24,531,059

Household Products — 0.8%
Kimberly-Clark Corp.	149,900	10,531,974

Insurance — 4.7%
ACE Ltd.	174,500	10,569,465
Allstate Corp.	241,400	13,805,666
American International Group, Inc.	186,900	12,643,785
Chubb Corp.	305,600	16,392,384
Principal Financial Group, Inc.	105,200	6,637,068
		60,048,368

Machinery - Diversified — 1.0%
Deere & Co.	87,300	12,957,066

Manufacturing — 3.8%
General Electric Co.	1,150,400	47,626,560

Media — 1.9%
Comcast Corp. Cl. A (b)	423,250	10,234,185
Time Warner, Inc.	781,400	14,346,504
		24,580,689

Mining — 1.3%
Alcoa, Inc.	167,400	6,548,688
Cameco Corp. (a)	223,100	10,316,144
		16,864,832

2

Office Equipment/Supplies — 0.8%
Pitney Bowes, Inc.	216,900	$9,851,598

Oil & Gas — 13.7%
Chevron Corp.	260,500	24,377,590
ConocoPhillips	232,700	20,424,079
Exxon Mobil Corp.	724,400	67,050,464
Newfield Exploration Co. (a) (b)	472,600	22,760,416
Occidental Petroleum Corp.	408,000	26,144,640
XTO Energy, Inc.	223,800	13,839,792
		174,596,981

Pharmaceuticals — 2.9%
Abbott Laboratories	228,300	12,241,446
Bristol-Myers Squibb Co.	200,000	5,764,000
Wyeth	412,600	18,381,330
		36,386,776

Real Estate Investment Trusts (REITS) — 1.6%
Host Hotels & Resorts, Inc. REIT (a)	910,643	20,434,829

Retail — 5.0%
CVS Caremark Corp.	740,900	29,361,867
The Gap, Inc.	585,400	10,794,776
Macy’s, Inc.	275,300	8,897,696
McDonald’s Corp.	257,000	13,998,790
		63,053,129

Semiconductors — 1.6%
Intel Corp.	797,000	20,610,420

Telecommunications — 12.1%
Arris Group, Inc. (b)	575,200	7,103,720
AT&T, Inc.	1,318,720	55,795,043
Cisco Systems, Inc. (b)	653,800	21,647,318
Corning, Inc.	435,600	10,737,540
Nokia Oyj Sponsored ADR (Finland)	665,000	25,223,450
Verizon Communications, Inc.	747,400	33,094,872
		153,601,943

TOTAL EQUITIES (Cost $1,000,071,321)		1,257,404,121

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 4.3%
Cash Equivalents — 3.1% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$737,567	$737,567
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	368,780	368,780
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	295,024	295,024

3

Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	$885,072	$885,072
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	221,268	221,268
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	368,780	368,780
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	368,780	368,780
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,475,120	1,475,120
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	368,780	368,780
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	368,780	368,780
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	590,048	590,048
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,991,412	1,991,412
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	442,536	442,536
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	4,204,093	4,204,093
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,475,120	1,475,120
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	442,536	442,536
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	295,024	295,024
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	442,536	442,536
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	367,527	367,527
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	3,687,801	3,687,801
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,106,340	1,106,340
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	73,756	73,756
Freddie Mac Discount Note
4.515%	10/24/2007	73,507	73,507
Freddie Mac Discount Note
4.527%	11/13/2007	287,140	287,140
Freddie Mac Discount Note
4.557%	10/26/2007	367,431	367,431
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	737,560	737,560
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	5,162,921	5,162,921
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,475,120	1,475,120
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	442,536	442,536

4

Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	$368,780	$368,780
Reserve Primary Money Market Fund (c)
		737,560	737,560
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	737,560	737,560
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	368,780	368,780
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	368,780	368,780
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	295,024	295,024
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	590,048	590,048
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,475,120	1,475,120
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,795,128	1,795,128
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	737,560	737,560
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	737,560	737,560
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	737,560	737,560
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	368,780	368,780
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	737,560	737,560
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	737,560	737,560
Wells Fargo Bank
5.450%	10/12/2007	368,780	368,780
			40,285,035

Repurchase Agreements — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		14,972,780	14,972,780

TOTAL SHORT-TERM INVESTMENTS (Cost $55,257,815)			55,257,815

TOTAL INVESTMENTS — 103.1% (Cost $1,055,329,136) (f)			$1,312,661,936

Other Assets/(Liabilities) — (3.1%)			(39,709,566)

NET ASSETS — 100.0%			$1,272,952,370

5

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $14,976,523.  Collateralized by a U.S. Government Agency obligation with a rate of 6.103%, maturity date of 01/15/2035, and an aggregate market value, including accrued interest, of $15,272,535.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Value Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK — 98.8%
Aerospace & Defense — 3.1%
Lockheed Martin Corp.	8,500	$922,165
Raytheon Co. (a)	28,580	1,823,976
		2,746,141

Agriculture — 2.7%
Altria Group, Inc.	29,700	2,065,041
Bunge Ltd.	3,300	354,585
		2,419,626

Apparel — 0.8%
Nike, Inc. Cl. B	12,800	750,848

Auto Manufacturers — 0.5%
General Motors Corp.	12,800	469,760

Automotive & Parts — 0.6%
Autoliv, Inc.	9,100	543,725

Banks — 11.3%
Bank of America Corp.	75,900	3,815,493
The Bank of New York Mellon Corp.	39,300	1,734,702
Peoples United Financial	35,500	613,440
PNC Financial Services Group, Inc.	12,900	878,490
Regions Financial Corp. (a)	23,100	680,988
SunTrust Banks, Inc.	10,200	771,834
U.S. Bancorp	30,500	992,165
Wells Fargo & Co.	11,600	413,192
		9,900,304

Chemicals — 2.3%
Albemarle Corp.	17,865	789,633
Celanese Corp. Cl. A	20,800	810,784
The Lubrizol Corp.	7,100	461,926
		2,062,343

Commercial Services — 1.7%
Accenture Ltd. Cl. A	16,700	672,175
McKesson Corp.	13,600	799,544
		1,471,719

Computers — 2.0%
Hewlett-Packard Co.	26,100	1,299,519
Lexmark International, Inc. Cl. A (b)	10,600	440,218
		1,739,737

Cosmetics & Personal Care — 3.0%
Alberto-Culver Co.	24,409	605,099
The Procter & Gamble Co.	28,400	1,997,656
		2,602,755

1

Diversified Financial — 8.2%
American Express Co.	11,100	$659,007
AmeriCredit Corp. (a) (b)	5,000	87,900
Ameriprise Financial, Inc.	9,900	624,789
Citigroup, Inc.	39,800	1,857,466
Countrywide Financial Corp. (a)	28,200	536,082
Fannie Mae	33,300	2,024,973
JP Morgan Chase & Co.	22,400	1,026,368
MF Global Ltd. (b)	13,800	400,200
		7,216,785

Electric — 4.3%
Constellation Energy Group, Inc.	11,980	1,027,764
Edison International	20,200	1,120,090
NRG Energy, Inc. (a) (b)	21,900	926,151
Public Service Enterprise Group, Inc.	8,500	747,915
		3,821,920

Electronics — 1.3%
Avnet, Inc. (b)	17,800	709,508
PerkinElmer, Inc.	15,200	443,992
		1,153,500

Engineering & Construction — 0.3%
KBR, Inc. (b)	7,000	271,390

Foods — 2.3%
ConAgra Foods, Inc.	32,300	843,999
The Kroger Co.	40,300	1,149,356
		1,993,355

Gas — 1.7%
Energen Corp.	9,700	554,064
Sempra Energy	15,600	906,672
		1,460,736

Health Care - Services — 3.0%
Aetna, Inc.	17,200	933,444
WellPoint, Inc. (b)	21,400	1,688,888
		2,622,332

Insurance — 10.0%
ACE Ltd.	17,600	1,066,032
American International Group, Inc.	34,000	2,300,100
Axis Capital Holdings Ltd.	9,300	361,863
Chubb Corp.	28,800	1,544,832
Loews Corp.	28,300	1,368,305
Metlife, Inc.	21,000	1,464,330
Prudential Financial, Inc.	7,400	722,092
		8,827,554

Iron & Steel — 1.9%
Nucor Corp. (a)	15,100	897,997
United States Steel Corp.	7,500	794,550
		1,692,547

2

Machinery - Construction & Mining — 0.8%
Terex Corp. (b)	7,700	$685,454

Machinery - Diversified — 2.9%
AGCO Corp. (b)	19,000	964,630
Cummins, Inc.	6,500	831,285
Deere & Co.	4,800	712,416
		2,508,331

Manufacturing — 4.0%
Eastman Kodak Co. (a)	24,200	647,592
General Electric Co.	68,600	2,840,040
		3,487,632

Media — 1.7%
The Walt Disney Co.	42,400	1,458,136

Oil & Gas — 15.0%
Chevron Corp.	14,500	1,356,910
ConocoPhillips	22,200	1,948,494
Exxon Mobil Corp.	54,000	4,998,240
GlobalSantaFe Corp.	10,100	767,802
Marathon Oil Corp.	24,300	1,385,586
Noble Corp.	14,300	701,415
Pride International, Inc. (b)	18,700	683,485
Tesoro Corp.	4,900	225,498
Valero Energy Corp.	16,400	1,101,752
		13,169,182

Oil & Gas Services — 0.9%
Halliburton Co.	19,900	764,160

Pharmaceuticals — 2.8%
Medco Health Solutions, Inc. (b)	5,900	533,301
Merck & Co., Inc.	17,200	889,068
Pfizer, Inc.	42,100	1,028,503
		2,450,872

Retail — 1.8%
McDonald’s Corp.	18,800	1,024,036
Sears Holdings Corp. (b)	4,700	597,840
		1,621,876

Savings & Loans — 0.3%
Downey Financial Corp. (a)	4,900	283,220

Semiconductors — 0.9%
Applied Materials, Inc.	36,600	757,620

Telecommunications — 6.7%
AT&T, Inc.	89,400	3,782,514
CenturyTel, Inc.	17,200	794,984
Embarq Corp.	14,900	828,440
Verizon Communications, Inc.	10,000	442,800
		5,848,738

3

TOTAL EQUITIES (Cost $80,743,536)	$86,802,298

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.8%
Cash Equivalents — 5.7% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$91,231	$91,231
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	45,616	45,616
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	36,493	36,493
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	109,478	109,478
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	27,370	27,370
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	45,616	45,616
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	45,616	45,616
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	182,464	182,464
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	45,616	45,616
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	45,616	45,616
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	72,985	72,985
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	246,326	246,326
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	54,739	54,739
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	520,021	520,021
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	182,464	182,464
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	54,739	54,739
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	36,492	36,492
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	54,739	54,739
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	45,461	45,461
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	456,159	456,159
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	136,848	136,848
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	9,123	9,123

4

Freddie Mac Discount Note
4.515%	10/24/2007	$9,092	$9,092
Freddie Mac Discount Note
4.527%	11/13/2007	35,517	35,517
Freddie Mac Discount Note
4.557%	10/26/2007	45,449	45,449
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	91,232	91,232
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	638,623	638,623
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	182,464	182,464
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	54,739	54,739
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	45,616	45,616
Reserve Primary Money Market Fund (c)
		91,232	91,232
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	91,232	91,232
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	45,616	45,616
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	45,616	45,616
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	36,493	36,493
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	72,985	72,985
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	182,464	182,464
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	222,047	222,047
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	91,232	91,232
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	91,232	91,232
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	91,232	91,232
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	45,616	45,616
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	91,232	91,232
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	91,232	91,232
Wells Fargo Bank
5.450%	10/12/2007	45,616	45,616
			4,983,021

Repurchase Agreements — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		971,285	971,285

5

TOTAL SHORT-TERM INVESTMENTS (Cost $5,954,306)	$5,954,306

TOTAL INVESTMENTS — 105.6% (Cost $86,697,842) (f)	$92,756,604
Other Assets/(Liabilities) — (5.6%)	(4,920,981)

NET ASSETS — 100.0%	$87,835,623

Notes to Portfolio of Investments

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $971,528. Collateralized by a U.S. Government Agency obligation with a rate of 4.151%, maturity date of 02/01/2035, and an aggregate market value, including accrued interest, of $990,738.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Large Cap Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Advertising — 0.2%
WPP Group PLC Sponsored ADR (United Kingdom) (a)	51,000	$ 3,442,500

Agriculture — 3.3%
Altria Group, Inc.	687,000	47,767,110

Banks — 9.0%
The Bank of New York Mellon Corp.	389,300	17,183,702
Commerce Bancorp, Inc. (a)	222,600	8,632,428
HSBC Holdings PLC GBP	2,200,188	40,364,206
State Street Corp.	37,900	2,583,264
Wachovia Corp.	559,714	28,069,657
Wells Fargo & Co.	940,000	33,482,800
		130,316,057

Beverages — 2.4%
Diageo PLC Sponsored ADR (United Kingdom)	224,600	19,704,158
Heineken Holding NV Cl. A EUR	266,050	15,156,221
		34,860,379

Building Materials — 1.0%
Martin Marietta Materials, Inc. (a)	107,100	14,303,205

Coal — 1.1%
Chine Coal Energy Co. HKD (b)	5,612,200	16,619,285

Commercial Services — 3.5%
Block (H&R), Inc. (a)	596,100	12,625,398
Cosco Pacific Ltd. HKD	1,921,100	6,069,944
Iron Mountain, Inc. (a) (b)	611,550	18,640,044
Moody’s Corp.	257,500	12,978,000
		50,313,386

Computers — 1.9%
Dell, Inc. (b)	601,400	16,598,640
Hewlett-Packard Co.	210,300	10,470,837
		27,069,477

Cosmetics & Personal Care — 1.5%
Avon Products, Inc.	158,200	5,937,246
The Procter & Gamble Co.	229,000	16,107,860
		22,045,106

Diversified Financial — 11.7%
American Express Co.	1,085,500	64,446,135
Ameriprise Financial, Inc.	284,660	17,964,893
Citigroup, Inc.	538,600	25,136,462
Discover Financial Services	60,550	1,259,440
E*TRADE Financial Corp. (b)	81,400	1,063,084
JP Morgan Chase & Co.	1,134,088	51,963,912

1

Morgan Stanley	118,600	$ 7,471,800
		169,305,726

Electronics — 1.6%
Agilent Technologies, Inc. (b)	196,370	7,242,126
Tyco Electronics Ltd.	460,631	16,320,156
		23,562,282

Foods — 0.5%
The Hershey Co. (a)	148,200	6,877,962

Health Care - Products — 1.3%
Covidien Ltd.	460,631	19,116,186

Health Care - Services — 0.9%
UnitedHealth Group, Inc.	260,800	12,630,544

Holding Company - Diversified — 1.1%
China Merchants Holdings International Co. Ltd. HKD	2,521,574	15,608,750

Housewares — 0.2%
Hunter Douglas NV EUR	40,862	3,649,650

Insurance — 15.2%
Ambac Financial Group, Inc. (a)	61,300	3,856,383
American International Group, Inc.	857,500	58,009,875
Aon Corp.	244,700	10,965,007
Berkshire Hathaway, Inc. Cl. A (b)	427	50,603,770
Chubb Corp.	66,200	3,550,968
Loews Corp.	666,900	32,244,615
Markel Corp. (a) (b)	2,490	1,205,160
Millea Holdings, Inc. JPY	370,000	14,783,802
Nipponkoa Insurance Co., Ltd. JPY	214,100	1,849,729
Principal Financial Group, Inc.	76,500	4,826,385
Progressive Corp.	1,157,000	22,457,370
Sun Life Financial, Inc. (a)	46,400	2,433,680
Transatlantic Holdings, Inc.	198,062	13,929,700
		220,716,444

Internet — 1.7%
Amazon.com, Inc. (b)	117,300	10,926,495
Expedia, Inc. (b)	83,248	2,653,946
Google, Inc. Cl. A (b)	11,730	6,654,077
Liberty Media Holding Corp. Interactive Cl. A (b)	198,400	3,811,264
		24,045,782

Leisure Time — 1.2%
Harley-Davidson, Inc. (a)	380,100	17,564,421

Manufacturing — 1.4%
Tyco International Ltd.	461,731	20,473,153

Media — 5.7%
Comcast Corp. Special, Cl. A (b)	1,615,800	38,714,568

2

Gannett Co., Inc.	56,100	$ 2,451,570
Lagardere S.C.A. SA EUR	153,700	12,999,513
Liberty Media Holding Corp. Capital Cl. A (b)	40,320	5,033,146
News Corp., Inc. Cl. A	1,068,000	23,485,320
		82,684,117

Mining — 1.4%
BHP Billiton PLC GBP	157,900	5,561,847
Rio Tinto PLC GBP	56,300	4,787,589
Vulcan Materials Co. (a)	105,800	9,432,070
		19,781,506

Oil & Gas — 13.4%
Canadian Natural Resources Ltd. (a)	98,700	7,476,525
ConocoPhillips	838,292	73,576,889
Devon Energy Corp.	423,700	35,251,840
EOG Resources, Inc.	361,200	26,125,596
Occidental Petroleum Corp.	585,700	37,531,656
Transocean, Inc. (b)	135,100	15,273,055
		195,235,561

Packaging & Containers — 1.6%
Sealed Air Corp.	918,900	23,487,084

Pharmaceuticals — 1.3%
Cardinal Health, Inc.	183,700	11,486,761
Express Scripts, Inc. (b)	141,400	7,892,948
		19,379,709

Real Estate — 0.2%
Hang Lung Development Co. HKD	416,000	2,365,670

Retail — 8.3%
Bed Bath & Beyond, Inc. (a) (b)	233,300	7,960,196
Carmax, Inc. (a) (b)	281,300	5,718,829
Costco Wholesale Corp.	946,300	58,074,431
CVS Caremark Corp.	501,261	19,864,973
Lowe’s Companies, Inc.	214,600	6,013,092
Sears Holdings Corp. (a) (b)	19,140	2,434,608
Wal-Mart Stores, Inc.	477,900	20,860,335
		120,926,464

Semiconductors — 0.3%
Texas Instruments, Inc.	140,400	5,137,236

Software — 3.0%
Dun & Bradstreet Corp.	141,550	13,958,245
Microsoft Corp.	991,100	29,197,806
		43,156,051

Telecommunications — 2.0%
SK Telecom Co. Ltd. ADR (South Korea) (a)	270,500	8,033,850
Sprint Nextel Corp.	781,700	14,852,300
Virgin Media, Inc.	247,238	6,000,466
		28,886,616

3

Transportation — 1.1%
Asciano Group AUD (b)	155,200	$ 1,220,957
Kuehne & Nagel International AG CHF	62,450	6,115,068
Toll Holdings, Ltd. AUD	208,600	2,399,941
United Parcel Service, Inc. Cl. B	84,800	6,368,480
		16,104,446
TOTAL EQUITIES (Cost $998,792,982)		1,437,431,865

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.5%
Cash Equivalents — 5.8% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 1,537,846	$ 1,537,846
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	768,919	768,919
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	615,135	615,135
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,845,406	1,845,406
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	461,352	461,352
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	768,919	768,919
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	768,919	768,919
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	3,075,677	3,075,677
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	768,919	768,919
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	768,919	768,919
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	1,230,271	1,230,271
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	4,152,164	4,152,164
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	922,703	922,703
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	8,765,679	8,765,679
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	3,075,677	3,075,677
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	922,703	922,703
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	615,135	615,135
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	922,703	922,703

4

Federal Home Loan Bank Discount Note
4.545%	10/24/2007	$ 766,307	$ 766,307
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	7,689,192	7,689,192
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	2,306,758	2,306,758
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	153,784	153,784
Freddie Mac Discount Note
4.515%	10/24/2007	153,265	153,265
Freddie Mac Discount Note
4.527%	11/13/2007	598,696	598,696
Freddie Mac Discount Note
4.557%	10/26/2007	766,107	766,107
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	1,537,838	1,537,838
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	10,764,869	10,764,869
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	3,075,677	3,075,677
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	922,703	922,703
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	768,919	768,919
Reserve Primary Money Market Fund (c)
		1,537,838	1,537,838
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	1,537,838	1,537,838
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	768,919	768,919
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	768,919	768,919
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	615,135	615,135
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	1,230,271	1,230,271
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	3,075,677	3,075,677
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	3,742,905	3,742,905
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,537,838	1,537,838
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	1,537,838	1,537,838
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	1,537,838	1,537,838
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	768,919	768,919
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	1,537,838	1,537,838
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	1,537,838	1,537,838

5

Wells Fargo Bank
5.450%	10/12/2007	$ 768,919	$768,919
			83,995,691

Repurchase Agreements — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		10,948,849	10,948,849

TOTAL SHORT-TERM INVESTMENTS (Cost $94,944,540)			94,944,540

TOTAL INVESTMENTS — 105.5% (Cost $1,093,737,522) (f)			$1,532,376,405

Other Assets/(Liabilities) — (5.5%)			(80,392,998)

NET ASSETS — 100.0%			$1,451,983,407

Notes to Portfolio of Investments

ADR - American Depository Receipt

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $10,951,586.  Collateralized by U.S. Government Agency obligations with rates ranging from 4.21% to 5.533%,  maturity dates of 4/01/2035, and an aggregate market value, including accrued interest, of $11,168,004.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Indexed Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.4%
COMMON STOCK — 99.4%
Advertising — 0.1%
Interpublic Group of Companies, Inc. (a)	79,943	$829,808
Omnicom Group, Inc.	58,828	2,829,039
		3,658,847

Aerospace & Defense — 2.4%
Boeing Co.	143,540	15,070,265
General Dynamics Corp.	75,308	6,361,267
Goodrich Corp.	21,990	1,500,378
L-3 Communications Holdings, Inc. (b)	22,200	2,267,508
Lockheed Martin Corp.	65,407	7,096,005
Northrop Grumman Corp.	61,978	4,834,284
Raytheon Co.	83,000	5,297,060
Rockwell Collins, Inc.	30,932	2,259,273
United Technologies Corp.	183,962	14,805,262
		59,491,302

Agriculture — 1.4%
Altria Group, Inc.	386,639	26,883,010
Archer-Daniels-Midland Co.	117,279	3,879,589
Reynolds American, Inc. (b)	31,000	1,971,290
UST, Inc.	28,987	1,437,755
		34,171,644

Airlines — 0.1%
Southwest Airlines Co.	139,065	2,058,162

Apparel — 0.4%
Coach, Inc. (a)	67,600	3,195,452
Jones Apparel Group, Inc.	18,189	384,334
Liz Claiborne, Inc.	17,292	593,634
Nike, Inc. Cl. B	69,666	4,086,608
Polo Ralph Lauren Corp.	10,700	831,925
VF Corp.	16,202	1,308,311
		10,400,264

Auto Manufacturers — 0.4%
Ford Motor Co. (a) (b)	381,314	3,237,356
General Motors Corp. (b)	104,545	3,836,801
Paccar, Inc.	46,705	3,981,601
		11,055,758

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co. (a)	37,476	1,139,645
Johnson Controls, Inc.	35,802	4,228,574
		5,368,219

Banks — 6.0%
Bank of America Corp.	816,176	41,029,168
The Bank of New York Mellon Corp.	211,943	9,355,164
BB&T Corp.	104,516	4,221,401

1

Capital One Financial Corp.	76,110	$5,055,987
Comerica, Inc.	29,576	1,516,657
Commerce Bancorp, Inc. (b)	33,400	1,295,252
Fifth Third Bancorp (b)	103,288	3,499,397
First Horizon National Corp. (b)	23,000	613,180
Huntington Bancshares, Inc.	65,621	1,114,245
KeyCorp	74,968	2,423,715
M&T Bank Corp.	14,200	1,468,990
Marshall and Ilsley Corp.	47,200	2,065,944
National City Corp.	120,371	3,020,108
Northern Trust Corp.	30,893	2,047,279
PNC Financial Services Group, Inc.	64,513	4,393,335
Regions Financial Corp. (b)	128,749	3,795,521
State Street Corp.	73,468	5,007,579
SunTrust Banks, Inc.	66,434	5,027,061
Synovus Financial Corp.	56,999	1,598,822
U.S. Bancorp	321,734	10,466,007
Wachovia Corp. (b)	351,417	17,623,563
Wells Fargo & Co.	613,474	21,851,944
Zions Bancorp	21,300	1,462,671
		149,952,990

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	140,696	7,033,393
Brown-Forman Corp. Cl. B	14,542	1,089,341
The Coca-Cola Co.	365,272	20,992,182
Coca-Cola Enterprises, Inc.	52,543	1,272,591
Constellation Brands, Inc. Cl. A (a) (b)	35,100	849,771
Molson Coors Brewing Co. Cl. B	11,865	1,182,585
The Pepsi Bottling Group, Inc.	25,482	947,166
PepsiCo, Inc.	298,766	21,887,597
		55,254,626

Biotechnology — 1.0%
Amgen, Inc. (a)	201,490	11,398,289
Biogen Idec, Inc. (a)	53,991	3,581,223
Celgene Corp. (a)	71,500	5,098,665
Genzyme Corp. (a)	49,900	3,091,804
Millipore Corp. (a) (b)	9,181	695,920
		23,865,901

Building Materials — 0.1%
American Standard Cos., Inc.	32,100	1,143,402
Masco Corp.	70,492	1,633,300
		2,776,702

Chemicals — 1.8%
Air Products & Chemicals, Inc.	40,305	3,940,217
Ashland, Inc.	11,825	711,983
The Dow Chemical Co.	174,020	7,493,301
Du Pont (E.I.) de Nemours & Co.	171,750	8,511,930
Eastman Chemical Co.	15,735	1,049,997
Ecolab, Inc.	32,458	1,532,018
Hercules, Inc. (b)	22,689	476,923
International Flavors & Fragrances, Inc.	14,682	776,091

2

Monsanto Co.	101,548	$8,706,726
PPG Industries, Inc.	28,908	2,183,999
Praxair, Inc.	60,256	5,047,043
Rohm & Haas Co.	24,284	1,351,890
The Sherwin-Williams Co.	18,989	1,247,767
Sigma-Aldrich Corp.	24,702	1,203,975
		44,233,860

Coal — 0.2%
CONSOL Energy, Inc.	32,300	1,505,180
Peabody Energy Corp.	48,400	2,316,908
		3,822,088

Commercial Services — 0.6%
Apollo Group, Inc. Cl. A (a)	27,200	1,636,080
Block (H&R), Inc. (b)	55,796	1,181,759
Convergys Corp. (a)	22,171	384,889
Donnelley (R.R.) & Sons Co.	39,115	1,430,044
Equifax, Inc.	24,549	935,808
McKesson Corp.	53,398	3,139,268
Monster Worldwide, Inc. (a)	24,418	831,677
Moody’s Corp.	42,072	2,120,429
Robert Half International, Inc.	30,900	922,674
Western Union	139,551	2,926,384
		15,509,012

Computers — 4.5%
Affiliated Computer Services, Inc. Cl. A (a)	19,100	959,584
Apple, Inc. (a)	159,950	24,558,723
Cognizant Technology Solutions Corp. Cl. A (a)	27,400	2,185,698
Computer Sciences Corp. (a)	30,796	1,721,496
Dell, Inc. (a)	421,648	11,637,485
Electronic Data Systems Corp.	90,023	1,966,102
EMC Corp. (a)	383,933	7,985,806
Hewlett-Packard Co.	475,452	23,672,755
International Business Machines Corp.	249,902	29,438,456
Lexmark International, Inc. Cl. A (a)	17,928	744,550
Network Appliance, Inc. (a)	67,738	1,822,830
SanDisk Corp. (a)	42,300	2,330,730
Sun Microsystems, Inc. (a) (b)	660,704	3,706,549
Unisys Corp. (a)	57,651	381,650
		113,112,414

Cosmetics & Personal Care — 2.1%
Avon Products, Inc.	79,938	3,000,073
Colgate-Palmolive Co.	95,719	6,826,679
The Estee Lauder Cos., Inc. Cl. A	21,100	895,906
The Procter & Gamble Co.	573,923	40,369,744
		51,092,402

Distribution & Wholesale — 0.1%
Genuine Parts Co.	29,312	1,465,600
Grainger W.W., Inc.	13,766	1,255,322
		2,720,922

3

Diversified Financial — 7.4%
American Express Co.	219,760	$13,047,151
Ameriprise Financial, Inc.	43,592	2,751,091
The Bear Stearns Cos., Inc. (b)	21,995	2,701,206
The Charles Schwab Corp.	177,895	3,842,532
CIT Group, Inc.	36,300	1,459,260
Citigroup, Inc.	915,041	42,704,963
CME Group, Inc.	9,800	5,756,030
Countrywide Financial Corp. (b)	106,198	2,018,824
Discover Financial Services (a)	90,699	1,886,539
E*TRADE Financial Corp. (a)	81,200	1,060,472
Fannie Mae	180,579	10,981,009
Federated Investors, Inc. Cl. B	16,600	659,020
Franklin Resources, Inc.	30,830	3,930,825
Freddie Mac	121,428	7,165,466
The Goldman Sachs Group, Inc.	74,400	16,125,456
IntercontinentalExchange, Inc. (a)	12,800	1,944,320
JP Morgan Chase & Co.	621,748	28,488,493
Janus Capital Group, Inc. (b)	31,194	882,166
Legg Mason, Inc.	23,500	1,980,815
Lehman Brothers Holdings, Inc. (b)	97,036	5,990,032
Merrill Lynch & Co., Inc.	157,770	11,245,846
Morgan Stanley	193,599	12,196,737
SLM Corp.	74,931	3,721,823
T. Rowe Price Group, Inc.	50,326	2,802,655
		185,342,731

Electric — 3.2%
AES Corp. (a)	126,453	2,534,118
Allegheny Energy, Inc. (a)	30,700	1,604,382
Ameren Corp. (b)	37,042	1,944,705
American Electric Power Co., Inc.	72,408	3,336,561
CenterPoint Energy, Inc. (b)	59,222	949,329
CMS Energy Corp. (b)	35,854	603,064
Consolidated Edison, Inc.	51,174	2,369,356
Constellation Energy Group, Inc.	32,564	2,793,666
Dominion Resources, Inc.	54,972	4,634,140
DTE Energy Co. (b)	29,852	1,446,031
Duke Energy Corp.	237,868	4,445,753
Dynegy, Inc. Cl. A (a)	86,307	797,477
Edison International	58,587	3,248,649
Entergy Corp.	37,106	4,018,209
Exelon Corp.	125,748	9,476,369
FirstEnergy Corp.	57,987	3,672,897
FPL Group, Inc.	75,930	4,622,618
Integrys Energy Group, Inc.	13,300	681,359
PG&E Corp.	67,581	3,230,372
Pinnacle West Capital Corp.	15,950	630,184
PPL Corp.	72,010	3,334,063
Progress Energy, Inc.	45,321	2,123,289
Public Service Enterprise Group, Inc.	45,782	4,028,358
Southern Co.	142,546	5,171,569
Teco Energy, Inc. (b)	34,600	568,478
TXU Corp.	83,432	5,712,589
Xcel Energy, Inc.	75,287	1,621,682
		79,599,267

4

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	143,508	$7,637,496
Molex, Inc. (b)	26,647	717,604
		8,355,100

Electronics — 0.6%
Agilent Technologies, Inc. (a)	73,405	2,707,176
Applera Corp. - Applied Biosystems Group	34,068	1,180,116
Jabil Circuit, Inc.	36,100	824,524
PerkinElmer, Inc.	20,474	598,046
Solectron Corp. (a)	159,353	621,477
Tektronix, Inc.	16,770	465,200
Thermo Fisher Scientific, Inc. (a)	77,575	4,477,629
Tyco Electronics Ltd. (a)	89,638	3,175,874
Waters Corp. (a)	18,900	1,264,788
		15,314,830

Engineering & Construction — 0.1%
Fluor Corp.	16,035	2,308,719

Entertainment — 0.1%
International Game Technology	60,756	2,618,584

Environmental Controls — 0.2%
Allied Waste Industries, Inc. (a) (b)	48,134	613,708
Waste Management, Inc.	93,097	3,513,481
		4,127,189

Foods — 1.8%
Campbell Soup Co.	38,746	1,433,602
ConAgra Foods, Inc.	91,369	2,387,472
Dean Foods Co.	23,100	590,898
General Mills, Inc.	63,351	3,674,991
Heinz (H. J.) Co.	57,122	2,639,036
The Hershey Co. (b)	30,384	1,410,121
Kellogg Co.	47,316	2,649,696
Kraft Foods, Inc. Cl. A	291,452	10,058,009
The Kroger Co.	131,775	3,758,223
McCormick & Co., Inc.	21,700	780,549
Safeway, Inc.	78,577	2,601,684
Sara Lee Corp.	129,636	2,163,625
SuperValu, Inc.	36,641	1,429,365
Sysco Corp.	111,178	3,956,825
Tyson Foods, Inc. Cl. A	47,400	846,090
Whole Foods Market, Inc. (b)	26,600	1,302,336
Wrigley (Wm.) Jr. Co.	40,355	2,592,002
		44,274,524

Forest Products & Paper — 0.4%
International Paper Co.	77,988	2,797,429
MeadWestvaco Corp.	30,750	908,047
Plum Creek Timber Co., Inc.	29,500	1,320,420
Temple-Inland, Inc.	18,886	993,970

5

Weyerhaeuser Co.	39,564	$2,860,477
		8,880,343
Gas — 0.2%
Nicor, Inc. (b)	9,482	406,778
NiSource, Inc.	45,285	866,755
Sempra Energy	49,861	2,897,921
		4,171,454

Hand & Machine Tools — 0.1%
The Black & Decker Corp.	12,950	1,078,735
Snap-on, Inc.	9,103	450,963
The Stanley Works	13,555	760,842
		2,290,540

Health Care - Products — 3.1%
Bard (C.R.), Inc.	17,778	1,567,842
Bausch & Lomb, Inc.	10,494	671,616
Baxter International, Inc.	120,126	6,760,691
Becton, Dickinson & Co.	45,146	3,704,229
Boston Scientific Corp. (a) (b)	241,940	3,375,063
Covidien Ltd. (a)	89,638	3,719,977
Johnson & Johnson	532,100	34,958,970
Medtronic, Inc. (b)	211,814	11,948,428
Patterson Cos., Inc. (a)	23,900	922,779
St. Jude Medical, Inc. (a)	62,392	2,749,615
Stryker Corp.	45,202	3,108,090
Varian Medical Systems, Inc. (a)	22,700	950,903
Zimmer Holdings, Inc. (a)	44,078	3,569,877
		78,008,080

Health Care - Services — 1.4%
Aetna, Inc.	92,996	5,046,893
Coventry Health Care, Inc. (a)	27,490	1,710,153
Humana, Inc. (a)	30,196	2,110,096
Laboratory Corp. of America Holdings (a)	21,800	1,705,414
Manor Care, Inc.	14,581	939,016
Quest Diagnostics, Inc. (b)	29,370	1,696,705
Tenet Healthcare Corp. (a) (b)	93,028	312,574
UnitedHealth Group, Inc.	243,196	11,777,982
WellPoint, Inc. (a)	113,140	8,929,009
		34,227,842

Holding Company - Diversified — 0.1%
Leucadia National Corp.	30,000	1,446,600

Home Builders — 0.1%
Centex Corp. (b)	23,510	624,661
D.R. Horton, Inc.	48,900	626,409
KB Home (b)	15,470	387,678
Lennar Corp. Cl. A (b)	24,000	543,600
Pulte Homes, Inc.	35,792	487,129
		2,669,477

6

Home Furnishing — 0.1%
Harman International Industries, Inc.	11,400	$986,328
Whirlpool Corp.	13,695	1,220,224
		2,206,552

Household Products — 0.4%
Avery Dennison Corp.	17,698	1,009,140
The Clorox Co.	26,015	1,586,655
Fortune Brands, Inc.	26,780	2,182,302
Kimberly-Clark Corp.	80,081	5,626,491
		10,404,588

Housewares — 0.1%
Newell Rubbermaid, Inc.	48,171	1,388,288

Insurance — 4.6%
ACE Ltd.	58,900	3,567,573
AFLAC, Inc.	91,338	5,209,920
Allstate Corp.	110,315	6,308,915
Ambac Financial Group, Inc. (b)	19,600	1,233,036
American International Group, Inc.	471,608	31,904,281
Aon Corp.	55,352	2,480,323
Assurant, Inc.	17,800	952,300
Chubb Corp.	74,418	3,991,782
Cigna Corp.	53,364	2,843,768
Cincinnati Financial Corp.	29,585	1,281,326
Genworth Financial, Inc. Cl. A	78,800	2,421,524
The Hartford Financial Services Group, Inc.	59,034	5,463,597
Lincoln National Corp.	51,003	3,364,668
Loews Corp.	79,944	3,865,292
Marsh & McLennan Cos., Inc.	98,852	2,520,726
MBIA, Inc. (b)	24,611	1,502,502
Metlife, Inc.	137,800	9,608,794
MGIC Investment Corp. (b)	15,887	513,309
Principal Financial Group, Inc.	47,000	2,965,230
Progressive Corp.	137,548	2,669,807
Prudential Financial, Inc.	86,100	8,401,638
Safeco Corp.	21,025	1,287,150
Torchmark Corp.	18,026	1,123,380
St. Paul Travelers Companies	121,159	6,099,144
Unum Group	63,725	1,559,351
XL Capital Ltd. Cl. A	32,800	2,597,760
		115,737,096

Internet — 2.0%
Akamai Technologies, Inc. (a) (b)	30,900	887,757
Amazon.com, Inc. (a)	56,294	5,243,786
eBay, Inc. (a)	212,000	8,272,240
Google, Inc. Cl. A (a)	42,464	24,088,553
IAC/InterActiveCorp (a)	37,600	1,115,592
Symantec Corp. (a)	169,282	3,280,685
VeriSign, Inc. (a)	46,200	1,558,788
Yahoo!, Inc. (a)	246,620	6,619,281
		51,066,682

7

Investment Companies — 0.1%
American Capital Strategies Ltd. (b)	36,500	$1,559,645

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	19,047	2,094,218
Nucor Corp.	54,100	3,217,327
United States Steel Corp.	22,156	2,347,207
		7,658,752

Leisure Time — 0.3%
Brunswick Corp.	16,555	378,447
Carnival Corp.	78,368	3,795,362
Harley-Davidson, Inc. (b)	45,936	2,122,703
		6,296,512

Lodging — 0.5%
Harrah’s Entertainment, Inc.	34,016	2,957,011
Hilton Hotels Corp.	72,251	3,358,949
Marriott International, Inc. Cl. A	61,546	2,675,405
Starwood Hotels & Resorts Worldwide, Inc.	38,127	2,316,215
Wyndham Worldwide Corp.	33,988	1,113,447
		12,421,027

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	116,832	9,163,134
Terex Corp. (a)	18,600	1,655,772
		10,818,906

Machinery - Diversified — 0.4%
Cummins, Inc. (b)	19,446	2,486,949
Deere & Co.	41,113	6,101,991
Rockwell Automation, Inc.	29,732	2,066,671
		10,655,611

Manufacturing — 5.2%
3M Co.	133,198	12,464,669
Cooper Industries Ltd. Cl. A	31,830	1,626,195
Danaher Corp.	44,800	3,705,408
Dover Corp.	35,459	1,806,636
Eastman Kodak Co. (b)	52,947	1,416,862
Eaton Corp.	26,956	2,669,722
General Electric Co.	1,886,875	78,116,625
Honeywell International, Inc.	139,910	8,320,448
Illinois Tool Works, Inc.	75,566	4,506,756
Ingersoll-Rand Co. Ltd. Cl. A	54,472	2,967,090
ITT Corp.	31,810	2,160,853
Leggett & Platt, Inc.	30,747	589,113
Pall Corp.	20,718	805,930
Parker Hannifin Corp.	21,898	2,448,853
Textron, Inc.	47,110	2,930,713
Tyco International Ltd.	92,838	4,116,437
		130,652,310

Media — 2.9%
CBS Corp. Cl. B	130,709	4,117,333
Clear Channel Communications, Inc.	94,421	3,535,122

8

Comcast Corp. Cl. A (a)	574,194	$13,884,011
The DIRECTV Group, Inc. (a)	136,600	3,316,648
Dow Jones & Co., Inc.	12,557	749,653
Gannett Co., Inc.	41,271	1,803,543
The McGraw-Hill Companies, Inc.	64,288	3,272,902
Meredith Corp.	5,689	325,980
New York Times Co. Cl. A (b)	23,000	454,480
News Corp., Inc. Cl. A	423,000	9,301,770
The Scripps (E.W.) Co. Cl. A	14,400	604,800
Time Warner, Inc.	695,094	12,761,926
Tribune Co.	14,757	403,161
Viacom, Inc. Cl. B (a)	123,409	4,809,249
The Walt Disney Co.	361,984	12,448,630
		71,789,208

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	25,800	3,817,884

Mining — 0.8%
Alcoa, Inc.	161,266	6,308,726
Freeport-McMoran Copper & Gold, Inc.	69,920	7,333,909
Newmont Mining Corp.	81,097	3,627,469
Vulcan Materials Co. (b)	17,978	1,602,739
		18,872,843

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	41,355	1,878,344
Xerox Corp. (a)	168,377	2,919,657
		4,798,001

Oil & Gas — 9.2%
Anadarko Petroleum Corp.	84,608	4,547,680
Apache Corp.	61,956	5,579,757
Chesapeake Energy Corp. (b)	75,600	2,665,656
Chevron Corp.	391,916	36,675,499
ConocoPhillips	298,918	26,236,033
Devon Energy Corp.	80,900	6,730,880
ENSCO International, Inc.	28,500	1,598,850
EOG Resources, Inc.	43,700	3,160,821
Exxon Mobil Corp.	1,022,798	94,670,183
Hess Corp.	49,780	3,311,863
Marathon Oil Corp.	126,314	7,202,424
Murphy Oil Corp.	33,800	2,362,282
Nabors Industries Ltd. (a)	53,638	1,650,441
Noble Corp.	50,600	2,481,930
Occidental Petroleum Corp.	155,002	9,932,528
Rowan Companies, Inc.	21,666	792,542
Sunoco, Inc.	23,012	1,628,789
Tesoro Corp.	25,200	1,159,704
Transocean, Inc. (a)	52,672	5,954,570
Valero Energy Corp.	101,300	6,805,334
XTO Energy, Inc.	72,666	4,493,665
		229,641,431

9

Oil & Gas Services — 1.9%
Baker Hughes, Inc.	59,483	$5,375,479
BJ Services Co. (b)	56,000	1,486,800
Halliburton Co.	164,568	6,319,411
National Oilwell Varco, Inc. (a)	33,000	4,768,500
Schlumberger Ltd.	218,810	22,975,050
Smith International, Inc.	36,000	2,570,400
Weatherford International Ltd. (a)	61,000	4,097,980
		47,593,620

Packaging & Containers — 0.1%
Ball Corp.	17,608	946,430
Bemis Co., Inc.	15,988	465,411
Pactiv Corp. (a)	23,598	676,319
Sealed Air Corp.	27,896	713,022
		2,801,182

Pharmaceuticals — 5.5%
Abbott Laboratories	283,137	15,181,806
Allergan, Inc.	55,258	3,562,483
AmerisourceBergen Corp.	34,032	1,542,671
Barr Pharmaceuticals, Inc. (a)	19,100	1,086,981
Bristol-Myers Squibb Co.	367,484	10,590,889
Cardinal Health, Inc.	66,479	4,156,932
Eli Lilly & Co.	183,595	10,452,063
Express Scripts, Inc. (a)	48,800	2,724,016
Forest Laboratories, Inc. (a)	59,300	2,211,297
Gilead Sciences, Inc. (a)	172,576	7,053,181
Hospira, Inc. (a)	26,993	1,118,860
King Pharmaceuticals, Inc. (a)	45,348	531,479
Medco Health Solutions, Inc. (a)	50,941	4,604,557
Merck & Co., Inc.	399,762	20,663,698
Mylan Laboratories, Inc.	41,900	668,724
Pfizer, Inc.	1,276,921	31,195,180
Schering-Plough Corp.	296,686	9,384,178
Watson Pharmaceutical, Inc. (a)	19,871	643,820
Wyeth	248,704	11,079,763
		138,452,578

Pipelines — 0.4%
El Paso Corp.	124,335	2,109,965
Questar Corp.	30,100	1,581,153
Spectra Energy Corp.	112,734	2,759,728
The Williams Cos., Inc.	112,791	3,841,661
		10,292,507

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (a)	38,000	1,057,920

Real Estate Investment Trusts (REITS) — 1.2%
Apartment Investment & Management Co. Cl. A (b)	18,000	812,340
Archstone-Smith Trust REIT (b)	42,700	2,567,978
AvalonBay Communities, Inc. (b)	15,000	1,770,900
Boston Properties, Inc.	21,400	2,223,460
Developers Diversified Realty Corp. REIT (b)	22,500	1,257,075
Equity Residential REIT (b)	54,000	2,287,440

10

General Growth Properties, Inc. REIT (b)	47,000	$2,520,140
Host Hotels & Resorts, Inc. REIT (b)	92,200	2,068,968
Kimco Realty Corp. (b)	44,600	2,016,366
ProLogis	48,800	3,237,880
Public Storage	22,604	1,777,805
Simon Property Group, Inc. REIT	42,300	4,230,000
Vornado Realty Trust	25,500	2,788,425
		29,558,777

Retail — 5.0%
Abercrombie & Fitch Co. Cl. A	15,600	1,258,920
AutoNation, Inc. (a)	28,468	504,453
AutoZone, Inc. (a)	9,336	1,084,283
Bed Bath & Beyond, Inc. (a)	52,096	1,777,516
Best Buy Co., Inc. (b)	72,511	3,336,956
Big Lots, Inc. (a) (b)	18,996	566,841
Circuit City Stores, Inc. (b)	25,659	202,963
Costco Wholesale Corp.	82,889	5,086,898
CVS Caremark Corp.	275,732	10,927,259
Darden Restaurants, Inc.	24,128	1,009,998
Dillards, Inc. Cl. A (b)	11,365	248,098
Family Dollar Stores, Inc.	25,924	688,541
The Gap, Inc.	95,203	1,755,543
The Home Depot, Inc.	311,406	10,102,011
J.C. Penney Co., Inc.	40,061	2,538,666
Kohl’s Corp. (a)	57,876	3,318,031
Limited Brands, Inc.	60,459	1,383,906
Lowe’s Companies, Inc.	275,700	7,725,114
Macy’s, Inc.	81,462	2,632,852
McDonald’s Corp.	221,760	12,079,267
Nordstrom, Inc.	37,376	1,752,561
Office Depot, Inc. (a)	49,859	1,028,093
OfficeMax, Inc. (b)	13,101	448,971
RadioShack Corp. (b)	27,430	566,704
Sears Holdings Corp. (a)	14,498	1,844,146
Staples, Inc.	135,184	2,905,104
Starbucks Corp. (a)	140,396	3,678,375
Target Corp.	156,610	9,955,698
Tiffany & Co.	24,156	1,264,567
The TJX Cos., Inc.	80,660	2,344,786
Walgreen Co.	184,680	8,724,283
Wal-Mart Stores, Inc.	439,773	19,196,091
Wendy’s International, Inc.	17,601	614,451
Yum! Brands, Inc.	96,840	3,276,097
		125,828,043

Savings & Loans — 0.3%
Hudson City Bancorp, Inc.	103,400	1,590,292
Sovereign Bancorp, Inc.	66,739	1,137,233
Washington Mutual, Inc.	164,399	5,804,929
		8,532,454

Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a) (b)	103,542	1,366,754
Altera Corp.	67,704	1,630,312

11

Analog Devices, Inc.	60,225	$2,177,736
Applied Materials, Inc.	255,952	5,298,206
Broadcom Corp. Cl. A (a)	84,900	3,093,756
Intel Corp.	1,073,432	27,758,952
KLA-Tencor Corp. (b)	36,328	2,026,376
Linear Technology Corp. (b)	43,249	1,513,282
LSI Corp. (a)	136,442	1,012,400
MEMC Electronic Materials, Inc. (a)	40,800	2,401,488
Microchip Technology, Inc.	42,200	1,532,704
Micron Technology, Inc. (a) (b)	135,080	1,499,388
National Semiconductor Corp.	43,124	1,169,523
Novellus Systems, Inc. (a) (b)	25,031	682,345
Nvidia Corp. (a)	99,900	3,620,376
QLogic Corp. (a)	29,600	398,120
Teradyne, Inc. (a)	36,406	502,403
Texas Instruments, Inc.	261,269	9,559,833
Xilinx, Inc.	56,368	1,473,460
		68,717,414

Software — 3.5%
Adobe Systems, Inc. (a)	110,344	4,817,619
Autodesk, Inc. (a)	43,412	2,169,298
Automatic Data Processing, Inc.	99,208	4,556,623
BMC Software, Inc. (a)	35,631	1,112,756
CA, Inc.	75,187	1,933,810
Citrix Systems, Inc. (a)	34,627	1,396,161
Compuware Corp. (a)	59,137	474,279
Electronic Arts, Inc. (a)	57,900	3,241,821
Fidelity National Information Services, Inc.	29,800	1,322,226
Fiserv, Inc. (a)	32,101	1,632,657
IMS Health, Inc.	36,625	1,122,190
Intuit, Inc. (a)	63,700	1,930,110
Microsoft Corp.	1,486,840	43,802,306
Novell, Inc. (a)	63,682	486,530
Oracle Corp. (a)	725,928	15,716,341
Paychex, Inc.	64,606	2,648,846
		88,363,573

Telecommunications — 6.6%
Alltel Corp.	65,957	4,595,884
AT&T, Inc.	1,122,275	47,483,455
Avaya, Inc. (a)	82,075	1,391,992
CenturyTel, Inc.	21,848	1,009,815
Ciena Corp. (a) (b)	17,028	648,426
Cisco Systems, Inc. (a)	1,120,587	37,102,636
Citizens Communications Co. (b)	61,800	884,976
Corning, Inc.	289,061	7,125,354
Embarq Corp.	26,605	1,479,238
JDS Uniphase Corp. (a) (b)	38,147	570,679
Juniper Networks, Inc. (a)	96,000	3,514,560
Motorola, Inc.	422,802	7,834,521
Qualcomm, Inc.	306,818	12,966,129
Qwest Communications International, Inc. (a) (b)	300,321	2,750,940
Sprint Nextel Corp.	524,713	9,969,547
Tellabs, Inc. (a)	80,723	768,483

12

Verizon Communications, Inc.	532,763	$23,590,746
Windstream Corp.	88,363	1,247,686
		164,935,067

Textiles — 0.0%
Cintas Corp.	23,900	886,690

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	30,304	844,876
Mattel, Inc.	73,652	1,727,876
		2,572,752

Transportation — 1.6%
Burlington Northern Santa Fe Corp.	56,956	4,623,118
C.H. Robinson Worldwide, Inc. (b)	30,800	1,672,132
CSX Corp.	78,872	3,370,201
FedEx Corp.	57,212	5,992,957
Norfolk Southern Corp.	73,477	3,814,191
Ryder System, Inc. (b)	10,705	524,545
Union Pacific Corp. (b)	50,438	5,702,520
United Parcel Service, Inc. Cl. B	194,600	14,614,460
		40,314,124

TOTAL EQUITIES (Cost $1,891,848,426)		2,481,872,430

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.1%
Cash Equivalents — 4.7% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$2,150,686	$2,150,686
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	1,075,343	1,075,343
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	860,275	860,275
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	2,580,824	2,580,824
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	645,206	645,206
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	1,075,343	1,075,343
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	1,075,343	1,075,343
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	4,301,373	4,301,373
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	1,075,343	1,075,343
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	1,075,343	1,075,343
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	1,720,549	1,720,549
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	5,806,853	5,806,853

13

BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	$1,290,412	$1,290,412
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	12,258,912	12,258,912
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	4,301,373	4,301,373
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	1,290,412	1,290,412
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	860,275	860,275
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	1,290,412	1,290,412
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	1,071,690	1,071,690
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	10,753,432	10,753,432
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	3,226,030	3,226,030
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	215,069	215,069
Freddie Mac Discount Note
4.515%	10/24/2007	214,343	214,343
Freddie Mac Discount Note
4.527%	11/13/2007	837,284	837,284
Freddie Mac Discount Note
4.557%	10/26/2007	1,071,410	1,071,410
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	2,150,686	2,150,686
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	15,054,804	15,054,804
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	4,301,373	4,301,373
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	1,290,412	1,290,412
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	1,075,343	1,075,343
Reserve Primary Money Market Fund (c)
		2,150,686	2,150,686
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	2,150,686	2,150,686
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	1,075,343	1,075,343
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	1,075,343	1,075,343
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	860,275	860,275
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	1,720,549	1,720,549
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	4,301,373	4,301,373
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	5,234,499	5,234,499

14

Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	$2,150,686	$2,150,686
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	2,150,686	2,150,686
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	2,150,686	2,150,686
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	1,075,343	1,075,343
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	2,150,686	2,150,686
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	2,150,686	2,150,686
Wells Fargo Bank
5.450%	10/12/2007	1,075,343	1,075,343
			117,469,023

Repurchase Agreements — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)		5,075,886	5,075,886

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (d)
4.650%	01/17/2008	3,140,570	3,140,570

TOTAL SHORT-TERM INVESTMENTS
(Cost $125,685,479)			125,685,479

TOTAL INVESTMENTS — 104.5%
(Cost $2,017,533,905) (g)			$2,607,557,909

Other Assets/(Liabilities) — (4.5%)			(111,162,775)

NET ASSETS — 100.0%			$2,496,395,134

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            This security is held as collateral for open futures contracts. (Note 2).

(e)             Represents investments of security lending collateral. (Note 2).

(f)               Maturity value of $5,077,155. Collateralized by a U.S. Government Agency obligation with a rate of 6.1025%, maturity date 12/15/2034, and an aggregate market value, including accrued interest, of $5,178,789.

(g)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Core Opportunities Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.3%
COMMON STOCK — 94.3%
Aerospace & Defense — 2.9%
United Technologies Corp.	19,200	$1,545,216

Auto Manufacturers — 1.3%
Ford Motor Co. (a) (b)	82,800	702,972

Banks — 1.9%
Bank of America Corp.	19,400	975,238

Beverages — 7.7%
The Coca-Cola Co.	30,000	1,724,100
Diageo PLC Sponsored ADR (United Kingdom)	9,900	868,527
PepsiCo, Inc.	20,213	1,480,804
		4,073,431

Building Materials — 0.5%
USG Corp. (a) (b)	6,423	241,184

Chemicals — 2.3%
PPG Industries, Inc.	15,600	1,178,580
Praxair, Inc.	621	52,015
		1,230,595

Coal — 1.0%
Peabody Energy Corp.	11,503	550,649

Computers — 5.8%
Dell, Inc. (a)	36,800	1,015,680
Network Appliance, Inc. (a)	30,900	831,519
Seagate Technology	46,285	1,183,970
		3,031,169

Cosmetics & Personal Care — 2.9%
The Procter & Gamble Co.	22,000	1,547,480

Diversified Financial — 7.0%
The Blackstone Group LP (a) (b)	23,700	594,396
The Charles Schwab Corp.	68,100	1,470,960
Citigroup, Inc.	10,600	494,702
Fannie Mae	15,400	936,474
Franklin Resources, Inc. (b)	1,400	178,500
		3,675,032

Electric — 1.5%
Exelon Corp. (b)	10,800	813,888

Engineering & Construction — 1.1%
ABB Ltd. Sponsored ADR (Switzerland)	21,400	561,322

1

Environmental Controls — 1.2%
Waste Management, Inc.	17,200	$649,128

Health Care - Products — 3.6%
Johnson & Johnson	18,100	1,189,170
Medtronic, Inc.	13,000	733,330
		1,922,500

Home Builders — 0.6%
Toll Brothers, Inc. (a) (b)	16,400	327,836

Insurance — 3.0%
Ambac Financial Group, Inc. (b)	5,263	331,095
American International Group, Inc.	18,400	1,244,760
		1,575,855

Internet — 3.5%
Google, Inc. Cl. A (a) (b)	2,400	1,361,448
Yahoo!, Inc. (a)	17,624	473,028
		1,834,476

Machinery - Construction & Mining — 2.7%
Caterpillar, Inc.	18,000	1,411,740

Manufacturing — 6.1%
General Electric Co.	55,300	2,289,420
Textron, Inc.	15,118	940,491
		3,229,911

Media — 1.2%
Viacom, Inc. Cl. B (a)	16,500	643,005

Mining — 2.8%
Newmont Mining Corp.	33,100	1,480,563

Oil & Gas — 4.8%
Chesapeake Energy Corp. (b)	25,900	913,234
Transocean, Inc. (a)	14,200	1,605,310
		2,518,544

Oil & Gas Services — 7.7%
BJ Services Co. (b)	14,400	382,320
Halliburton Co.	45,400	1,743,360
Schlumberger Ltd.	18,444	1,936,620
		4,062,300

Pharmaceuticals — 6.0%
Gilead Sciences, Inc. (a) (b)	14,200	580,354
Merck & Co., Inc.	24,300	1,256,067
Pfizer, Inc.	35,400	864,822
Wyeth	9,990	445,055
		3,146,298

Retail — 0.4%
Tiffany & Co.	4,168	218,195

2

Semiconductors — 11.5%
Intel Corp.	92,200	$2,384,292
Maxim Integrated Products, Inc.	27,744	814,286
STMicroelectronics NV NY Shares (b)	51,900	869,325
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	123,600	1,250,832
Texas Instruments, Inc.	19,600	717,164
		6,035,899

Transportation — 3.3%
United Parcel Service, Inc. Cl. B	22,800	1,712,280

TOTAL EQUITIES (Cost $45,596,776)		49,716,706

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 20.5%
Cash Equivalents — 14.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$135,539	$135,539
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	67,769	67,769
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	54,216	54,216
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	162,647	162,647
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	40,662	40,662
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	67,769	67,769
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	67,769	67,769
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	271,078	271,078
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	67,769	67,769
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	67,769	67,769
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	108,431	108,431
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	365,955	365,955
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	81,323	81,323
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	772,571	772,571
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	271,078	271,078
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	81,323	81,323

3

Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	$54,216	$54,216
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	81,323	81,323
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	67,539	67,539
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	677,694	677,694
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	203,307	203,307
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	13,554	13,554
Freddie Mac Discount Note
4.515%	10/24/2007	13,508	13,508
Freddie Mac Discount Note
4.527%	11/13/2007	52,767	52,767
Freddie Mac Discount Note
4.557%	10/26/2007	67,522	67,522
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	135,539	135,539
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	948,772	948,772
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	271,078	271,078
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	81,323	81,323
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	67,769	67,769
Reserve Primary Money Market Fund (c)
		135,539	135,539
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	135,539	135,539
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	67,769	67,769
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	67,769	67,769
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	54,216	54,216
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	108,431	108,431
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	271,078	271,078
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	329,884	329,884
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	135,539	135,539
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	135,539	135,539
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	135,539	135,539
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	67,769	67,769

4

UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	$135,539	$135,539
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	135,539	135,539
Wells Fargo Bank
5.450%	10/12/2007	67,769	67,769
			7,403,037

Repurchase Agreements — 6.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		3,419,198	3,419,198

TOTAL SHORT-TERM INVESTMENTS (Cost $10,822,235)			10,822,235

TOTAL INVESTMENTS — 114.8% (Cost $56,419,011) (f)			$60,538,941

Other Assets/(Liabilities) — (14.8%)			(7,817,320)

NET ASSETS — 100.0%			$52,721,621

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $3,420,053. Collateralized by U.S. Government Agency obligations with rates ranging from 4.205% to 4.217%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $3,489,817.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Blue Chip Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Advertising — 0.4%
Omnicom Group, Inc.	57,900	$2,784,411

Aerospace & Defense — 2.2%
General Dynamics Corp.	92,900	7,847,263
Lockheed Martin Corp.	2,000	216,980
Rockwell Collins, Inc.	28,500	2,081,640
United Technologies Corp.	44,700	3,597,456
		13,743,339

Apparel — 0.8%
Coach, Inc. (a)	107,700	5,090,979

Banks — 3.7%
The Bank of New York Mellon Corp.	70,300	3,103,042
Northern Trust Corp.	78,800	5,222,076
State Street Corp. (b)	159,700	10,885,152
Wells Fargo & Co.	99,200	3,533,504
		22,743,774

Beverages — 0.6%
PepsiCo, Inc.	50,200	3,677,652

Biotechnology — 2.3%
Celgene Corp. (a) (b)	84,900	6,054,219
Genentech, Inc. (a)	103,500	8,075,070
		14,129,289

Chemicals — 1.1%
Monsanto Co.	81,400	6,979,236

Commercial Services — 0.9%
Accenture Ltd. Cl. A	72,000	2,898,000
Apollo Group, Inc. Cl. A (a)	10,100	607,515
Monster Worldwide, Inc. (a)	64,000	2,179,840
		5,685,355

Computers — 4.1%
Apple, Inc. (a)	74,900	11,500,146
Dell, Inc. (a)	157,700	4,352,520
EMC Corp. (a)	235,600	4,900,480
Hewlett-Packard Co.	54,100	2,693,639
Network Appliance, Inc. (a)	63,200	1,700,712
		25,147,497

Cosmetics & Personal Care — 1.2%
The Procter & Gamble Co.	109,000	7,667,060

Diversified Financial — 10.2%
American Express Co.	140,900	8,365,233

1

Ameriprise Financial, Inc.	49,600	$3,130,256
The Charles Schwab Corp.	250,500	5,410,800
Citigroup, Inc.	141,400	6,599,138
CME Group, Inc.	5,500	3,230,425
Countrywide Financial Corp. (b)	12,400	235,724
Discover Financial Services (a)	46,100	958,880
Franklin Resources, Inc.	73,500	9,371,250
The Goldman Sachs Group, Inc.	38,600	8,366,164
IntercontinentalExchange, Inc. (a) (b)	500	75,950
Legg Mason, Inc.	12,400	1,045,196
Merrill Lynch & Co., Inc.	38,300	2,730,024
Morgan Stanley	116,000	7,308,000
UBS AG Registered CHF	118,400	6,327,312
		63,154,352

Electronics — 0.2%
Thermo Fisher Scientific, Inc. (a)	20,000	1,154,400

Engineering & Construction — 1.2%
Foster Wheeler Ltd. (a)	32,800	4,305,984
McDermott International, Inc. (a)	53,800	2,909,504
		7,215,488

Entertainment — 0.3%
International Game Technology	43,300	1,866,230

Foods — 0.1%
Sysco Corp.	19,400	690,446

Health Care - Products — 3.6%
Alcon, Inc.	23,200	3,338,944
Baxter International, Inc.	27,300	1,536,444
Medtronic, Inc.	132,900	7,496,889
St. Jude Medical, Inc. (a)	114,200	5,032,794
Stryker Corp.	64,500	4,435,020
Zimmer Holdings, Inc. (a)	9,000	728,910
		22,569,001

Health Care - Services — 3.6%
Aetna, Inc.	121,000	6,566,670
Humana, Inc. (a)	43,800	3,060,744
Laboratory Corp. of America Holdings (a)	34,900	2,730,227
UnitedHealth Group, Inc.	64,500	3,123,735
WellPoint, Inc. (a)	84,400	6,660,848
		22,142,224

Insurance — 2.6%
American International Group, Inc.	115,800	7,833,870
The Hartford Financial Services Group, Inc.	21,300	1,971,315
Prudential Financial, Inc.	65,800	6,420,764
		16,225,949

Internet — 5.7%
Amazon.com, Inc. (a)	139,400	12,985,110

2

eBay, Inc. (a)	156,100	$6,091,022
Google, Inc. Cl. A (a)	28,100	15,940,287
		35,016,419

Lodging — 2.4%
Las Vegas Sands Corp. (a)	15,400	2,054,668
Marriott International, Inc. Cl. A	93,400	4,060,098
MGM Mirage (a)	27,300	2,441,712
Wynn Resorts Ltd. (b)	38,000	5,987,280
		14,543,758

Manufacturing — 6.4%
Danaher Corp.	165,300	13,671,963
General Electric Co.	541,400	22,413,960
Illinois Tool Works, Inc.	53,500	3,190,740
		39,276,663

Media — 1.5%
Discovery Holding Co. Cl. A (a)	29,700	856,845
Grupo Televisa SA Sponsored ADR (Mexico)	40,800	986,136
The McGraw-Hill Companies, Inc.	3,500	178,185
Rogers Communications, Inc. Cl. B (b)	128,200	5,836,946
Shaw Communications, Inc. Cl. B (b)	38,500	956,340
Viacom, Inc. Cl. B (a)	18,600	724,842
		9,539,294

Mining — 1.0%
Freeport-McMoran Copper & Gold, Inc.	58,700	6,157,043

Oil & Gas — 2.7%
EOG Resources, Inc. (b)	5,000	361,650
Exxon Mobil Corp.	73,900	6,840,184
Murphy Oil Corp.	63,200	4,417,048
Sunoco, Inc.	500	35,390
Total SA Sponsored ADR (France)	58,500	4,740,255
		16,394,527

Oil & Gas Services — 5.7%
Baker Hughes, Inc.	84,200	7,609,154
Schlumberger Ltd.	159,000	16,695,000
Smith International, Inc.	156,000	11,138,400
		35,442,554

Pharmaceuticals — 6.8%
Allergan, Inc.	72,000	4,641,840
Cardinal Health, Inc.	36,800	2,301,104
Eli Lilly & Co.	30,300	1,724,979
Express Scripts, Inc. (a)	67,000	3,739,940
Gilead Sciences, Inc. (a)	228,500	9,338,795
Medco Health Solutions, Inc. (a)	51,300	4,637,007
Merck & Co., Inc.	73,400	3,794,046
Novartis AG CHF	4,700	257,301
Roche Holding AG CHF	27,134	4,891,496
Schering-Plough Corp.	152,200	4,814,086

3

Wyeth	47,300	$2,107,215
		42,247,809
Retail — 5.9%
Bed Bath & Beyond, Inc. (a)	66,900	2,282,628
CVS Caremark Corp.	289,968	11,491,432
The Home Depot, Inc.	74,700	2,423,268
Kohl’s Corp. (a)	145,500	8,341,515
McDonald’s Corp.	21,600	1,176,552
Target Corp.	115,600	7,348,692
Wal-Mart Stores, Inc.	72,900	3,182,085
		36,246,172

Semiconductors — 5.0%
Analog Devices, Inc.	112,600	4,071,616
Applied Materials, Inc.	5,000	103,500
ASML Holding NV (a) (b)	99,900	3,282,714
Broadcom Corp. Cl. A (a)	34,700	1,264,468
Intel Corp.	200,800	5,192,688
Marvell Technology Group Ltd. (a)	295,700	4,840,609
Maxim Integrated Products, Inc.	104,200	3,058,270
Texas Instruments, Inc.	126,000	4,610,340
Xilinx, Inc.	180,000	4,705,200
		31,129,405

Software — 6.7%
Adobe Systems, Inc. (a)	83,300	3,636,878
Autodesk, Inc. (a)	87,500	4,372,375
Automatic Data Processing, Inc.	156,300	7,178,859
Electronic Arts, Inc. (a)	94,200	5,274,258
Intuit, Inc. (a)	76,900	2,330,070
MasterCard, Inc. Cl. A (b)	3,000	443,910
Microsoft Corp.	468,700	13,807,902
Oracle Corp. (a)	213,900	4,630,935
		41,675,187

Telecommunications — 10.0%
America Movil SAB de CV Sponsored ADR (Mexico) (b)	142,200	9,100,800
American Tower Corp. Cl. A (a) (b)	188,600	8,211,644
AT&T, Inc.	89,600	3,790,976
Cisco Systems, Inc. (a)	384,800	12,740,728
Corning, Inc.	129,900	3,202,035
Juniper Networks, Inc. (a)	257,800	9,438,058
MetroPCS Communications, Inc. (a) (b)	46,900	1,279,432
Nokia Oyj Sponsored ADR (Finland)	201,500	7,642,895
Qualcomm, Inc.	92,200	3,896,372
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden) (b)	63,300	2,519,340
		61,822,280

Transportation — 0.4%
Expeditors International of Washington, Inc. (b)	46,400	2,194,720

TOTAL EQUITIES (Cost $502,811,036)		614,352,513

4

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 7.0%
Cash Equivalents — 6.4% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$724,854	$724,854
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	362,427	362,427
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	289,941	289,941
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	869,823	869,823
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	217,456	217,456
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	362,426	362,426
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	362,426	362,426
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,449,705	1,449,705
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	362,426	362,426
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	362,426	362,426
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	579,882	579,882
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,957,102	1,957,102
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	434,912	434,912
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	4,131,660	4,131,660
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,449,705	1,449,705
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	434,912	434,912
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	289,941	289,941
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	434,912	434,912
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	361,195	361,195
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	3,624,264	3,624,264
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,087,279	1,087,279
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	72,485	72,485
Freddie Mac Discount Note
4.515%	10/24/2007	72,241	72,241

5

Freddie Mac Discount Note
4.527%	11/13/2007	$282,192	$282,192
Freddie Mac Discount Note
4.557%	10/26/2007	361,101	361,101
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	724,853	724,853
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	5,073,969	5,073,969
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,449,705	1,449,705
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	434,912	434,912
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	362,426	362,426
Reserve Primary Money Market Fund (c)
		724,853	724,853
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	724,853	724,853
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	362,426	362,426
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	362,426	362,426
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	289,941	289,941
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	579,882	579,882
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,449,705	1,449,705
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,764,200	1,764,200
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	724,853	724,853
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	724,853	724,853
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	724,853	724,853
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	362,426	362,426
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	724,853	724,853
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	724,853	724,853
Wells Fargo Bank
5.450%	10/12/2007	362,426	362,426
			39,590,961

Repurchase Agreements — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		3,667,485	3,667,485

TOTAL SHORT-TERM INVESTMENTS (Cost $43,258,446)			43,258,446

6

TOTAL INVESTMENTS — 106.3% (Cost $546,069,482) (f)	$657,610,959

Other Assets/(Liabilities) — (6.3%)	(39,244,564)

NET ASSETS — 100.0%	$618,366,395

Notes to Portfolio of Investments

ADR - American Depository Receipt

CHF - Swiss Franc

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $3,668,402. Collaterized by a U.S. Government Agency obligation with a rate of 4.225%, maturity date 3/01/2035, and an aggregate market value, including accrued interest, of 3,741,087.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Large Cap Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.2%
COMMON STOCK — 98.2%
Aerospace & Defense — 5.9%
Boeing Co.	14,990	$ 1,573,800
Spirit AeroSystems Holdings, Inc. Cl. A (a)	17,400	677,556
United Technologies Corp.	4,450	358,136
		2,609,492

Beverages — 1.1%
PepsiCo, Inc.	6,675	489,010

Biotechnology — 3.7%
Celgene Corp. (a) (b)	8,700	620,397
Genentech, Inc. (a)	12,850	1,002,557
		1,622,954

Chemicals — 4.3%
Air Products & Chemicals, Inc.	7,185	702,406
Monsanto Co.	14,000	1,200,360
		1,902,766

Commercial Services — 1.0%
Moody’s Corp.	9,100	458,640

Computers — 9.3%
Apple, Inc. (a)	16,985	2,607,877
Hewlett-Packard Co.	28,600	1,423,994
Research In Motion Ltd. (a)	900	88,695
		4,120,566

Cosmetics & Personal Care — 2.8%
Colgate-Palmolive Co.	5,400	385,128
The Procter & Gamble Co.	12,500	879,250
		1,264,378

Diversified Financial — 15.8%
The Blackstone Group LP (a) (b)	31,800	797,544
CME Group, Inc.	2,414	1,417,863
Franklin Resources, Inc. (b)	9,600	1,224,000
The Goldman Sachs Group, Inc.	2,595	562,440
JP Morgan Chase & Co.	7,550	345,941
Janus Capital Group, Inc. (b)	11,700	330,876
Legg Mason, Inc.	8,520	718,151
Merrill Lynch & Co., Inc.	11,600	826,848
MF Global Ltd. (a)	9,600	278,400
NYSE Euronext (b)	5,950	471,061
		6,973,124

Engineering & Construction — 0.9%
Fluor Corp.	2,665	383,707

1

Foods — 1.0%
Wrigley (Wm.) Jr. Co.	6,740	$ 432,910

Health Care - Products — 1.9%
Alcon, Inc.	5,990	862,081

Health Care - Services — 2.8%
WellPoint, Inc. (a)	15,610	1,231,941

Internet — 5.7%
Google, Inc. Cl. A (a) (b)	4,425	2,510,170

Lodging — 2.2%
Hilton Hotels Corp.	5,550	258,019
Starwood Hotels & Resorts Worldwide, Inc.	11,900	722,925
		980,944

Machinery - Diversified — 2.1%
Deere & Co.	6,140	911,299

Manufacturing — 2.7%
Honeywell International, Inc.	19,780	1,176,317

Media — 2.7%
Comcast Corp. Special, Cl. A (a)	49,600	1,188,416

Oil & Gas Services — 5.9%
Baker Hughes, Inc.	11,550	1,043,774
Halliburton Co.	9,950	382,080
Schlumberger Ltd.	11,160	1,171,800
		2,597,654

Pharmaceuticals — 8.7%
Abbott Laboratories	21,200	1,136,744
Gilead Sciences, Inc. (a) (b)	33,560	1,371,597
Medco Health Solutions, Inc. (a)	3,385	305,970
Merck & Co., Inc.	8,300	429,027
Teva Pharmaceutical Sponsored ADR (Israel)	5,800	257,926
Wyeth	7,500	334,125
		3,835,389

Retail — 4.2%
Kohl’s Corp. (a)	14,400	825,552
McDonald’s Corp.	6,175	336,352
Nordstrom, Inc. (b)	4,500	211,005
Target Corp.	7,985	507,606
		1,880,515

Semiconductors — 5.4%
Broadcom Corp. Cl. A (a)	29,445	1,072,976
Intel Corp.	30,300	783,558
Nvidia Corp. (a)	14,400	521,856
		2,378,390

2

Software — 2.3%
Adobe Systems, Inc. (a)	17,200	$ 750,952
Microsoft Corp.	8,575	252,620
		1,003,572

Telecommunications — 5.8%
Cisco Systems, Inc. (a)	60,700	2,009,777
Qualcomm, Inc.	12,950	547,267
		2,557,044
TOTAL EQUITIES (Cost $36,787,304)		43,371,279

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 20.7%
Cash Equivalents — 17.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 137,408	$ 137,408
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	68,703	68,703
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	54,962	54,962
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	164,886	164,886
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	41,222	41,222
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	68,703	68,703
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	68,703	68,703
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	274,811	274,811
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	68,703	68,703
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	68,703	68,703
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	109,924	109,924
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	370,995	370,995
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	82,443	82,443
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	783,211	783,211
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	274,811	274,811
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	82,443	82,443
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	54,962	54,962
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	82,443	82,443

3

Federal Home Loan Bank Discount Note
4.545%	10/24/2007	$ 68,469	$ 68,469
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	687,027	687,027
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	206,108	206,108
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	13,741	13,741
Freddie Mac Discount Note
4.515%	10/24/2007	13,694	13,694
Freddie Mac Discount Note
4.527%	11/13/2007	53,493	53,493
Freddie Mac Discount Note
4.557%	10/26/2007	68,451	68,451
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	137,405	137,405
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	961,838	961,838
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	274,811	274,811
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	82,443	82,443
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	68,703	68,703
Reserve Primary Money Market Fund (c)
		137,405	137,405
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	137,405	137,405
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	68,703	68,703
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	68,703	68,703
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	54,962	54,962
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	109,924	109,924
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	274,811	274,811
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	334,427	334,427
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	137,405	137,405
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	137,405	137,405
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	137,405	137,405
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	68,703	68,703
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	137,405	137,405
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	137,405	137,405

4

Wells Fargo Bank
5.450%	10/12/2007	$ 68,703	$ 68,703
			7,504,990

Repurchase Agreements — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		1,618,524	1,618,524

TOTAL SHORT-TERM INVESTMENTS (Cost $9,123,514)			9,123,514

TOTAL INVESTMENTS — 118.9%
(Cost $45,910,818) (f)			$ 52,494,793

Other Assets/(Liabilities) — (18.9%)			(8,359,130)

NET ASSETS — 100.0%			$ 44,135,663

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $1,618,929. Collateralized by a U.S. Government Agency obligations with a rate of 4.225%, maturity date of 3/01/2035, and an aggregate market value, including accrued interest, of $1,654,102.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Growth Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Advertising — 0.2%
Interpublic Group of Companies, Inc. (a)	24,000	$ 249,120
Omnicom Group, Inc.	9,300	447,237
		696,357

Aerospace & Defense — 0.9%
General Dynamics Corp.	6,800	574,396
Goodrich Corp.	7,800	532,194
L-3 Communications Holdings, Inc. (b)	4,300	439,202
Lockheed Martin Corp.	8,000	867,920
United Technologies Corp.	6,300	507,024
		2,920,736

Agriculture — 0.6%
Altria Group, Inc.	17,600	1,223,728
UST, Inc. (b)	15,600	773,760
		1,997,488

Apparel — 2.4%
Coach, Inc. (a)	80,500	3,805,235
Liz Claiborne, Inc.	8,300	284,939
Nike, Inc. Cl. B	44,800	2,627,968
Polo Ralph Lauren Corp. (b)	7,500	583,125
VF Corp.	8,200	662,150
		7,963,417

Auto Manufacturers — 1.1%
Paccar, Inc.	41,750	3,559,188

Automotive & Parts — 0.8%
The Goodyear Tire & Rubber Co. (a)	33,100	1,006,571
Johnson Controls, Inc.	13,700	1,618,107
		2,624,678

Banks — 0.1%
Peoples United Financial	19,940	344,563

Beverages — 1.0%
Anheuser-Busch Cos., Inc.	24,000	1,199,760
The Coca-Cola Co.	39,400	2,264,318
		3,464,078

Biotechnology — 0.2%
Amgen, Inc. (a) (b)	6,400	362,048
Celgene Corp. (a) (b)	6,000	427,860
		789,908

Building Materials — 0.5%
American Standard Cos., Inc.	22,100	787,202
Martin Marietta Materials, Inc. (b)	5,200	694,460
Masco Corp.	13,500	312,795
		1,794,457

1

Chemicals — 1.6%
Albemarle Corp.	16,000	$ 707,200
Celanese Corp. Cl. A	16,000	623,680
Hercules, Inc. (b)	18,500	388,870
International Flavors & Fragrances, Inc.	10,300	544,458
Lyondell Chemical Co.	8,300	384,705
Monsanto Co.	22,500	1,929,150
The Sherwin-Williams Co.	10,100	663,671
		5,241,734

Commercial Services — 1.4%
Accenture Ltd. Cl. A	2,700	108,675
Apollo Group, Inc. Cl. A (a)	11,300	679,695
Career Education Corp. (a)	13,900	389,061
Corrections Corp. of America (a)	8,400	219,828
Donnelley (R.R.) & Sons Co.	10,200	372,912
ITT Educational Services, Inc. (a)	7,300	888,337
McKesson Corp.	21,200	1,246,348
Moody’s Corp.	9,200	463,680
Quanta Services, Inc. (a) (b)	10,100	267,145
TeleTech Holdings, Inc. (a) (b)	5,900	141,069
		4,776,750

Computers — 12.8%
Affiliated Computer Services, Inc. Cl. A (a)	600	30,144
Apple, Inc. (a)	84,800	13,020,192
Cognizant Technology Solutions Corp. Cl. A (a)	8,500	678,045
Dell, Inc. (a)	283,400	7,821,840
EMC Corp. (a)	252,300	5,247,840
FactSet Research Systems, Inc.	6,700	459,285
Hewlett-Packard Co.	29,900	1,488,721
International Business Machines Corp.	106,500	12,545,700
Lexmark International, Inc. Cl. A (a)	23,300	967,649
NCR Corp. (a)	6,900	343,620
		42,603,036

Cosmetics & Personal Care — 0.1%
The Estee Lauder Cos., Inc. Cl. A	8,100	343,926

Distribution & Wholesale — 0.5%
CDW Corp. (a)	14,800	1,290,560
Genuine Parts Co.	2,700	135,000
Ingram Micro, Inc. Cl. A (a)	9,600	188,256
		1,613,816

Diversified Financial — 2.4%
Citigroup, Inc.	30,300	1,414,101
Eaton Vance Corp.	12,400	495,504
The First Marblehead Corp. (b)	14,500	549,985
Franklin Resources, Inc.	13,400	1,708,500
The Goldman Sachs Group, Inc.	13,900	3,012,686
Janus Capital Group, Inc. (b)	7,900	223,412
Morgan Stanley	11,100	699,300
		8,103,488

2

Electric — 1.6%
American Electric Power Co., Inc.	8,300	$ 382,464
CenterPoint Energy, Inc. (b)	23,500	376,705
Constellation Energy Group, Inc.	13,600	1,166,744
Dynegy, Inc. Cl. A (a)	31,400	290,136
Entergy Corp.	10,600	1,147,874
FPL Group, Inc.	9,500	578,360
Mirant Corp. (a)	9,100	370,188
NRG Energy, Inc. (a)	12,100	511,709
Public Service Enterprise Group, Inc.	5,900	519,141
		5,343,321

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc. (a)	13,500	1,496,475

Electronics — 0.8%
Avnet, Inc. (a)	16,600	661,676
FLIR Systems, Inc. (a) (b)	10,200	564,978
Mettler-Toledo International, Inc. (a)	2,200	224,400
Trimble Navigation Ltd. (a)	2,500	98,025
Waters Corp. (a)	16,000	1,070,720
		2,619,799

Engineering & Construction — 0.3%
Fluor Corp.	3,600	518,328
Jacobs Engineering Group, Inc. (a)	4,600	347,668
		865,996

Environmental Controls — 0.1%
Nalco Holding Co.	13,300	394,345

Foods — 1.3%
Kraft Foods, Inc. Cl. A	19,926	687,646
The Kroger Co.	40,600	1,157,912
McCormick & Co., Inc.	6,300	226,611
Safeway, Inc.	16,400	543,004
Sara Lee Corp.	15,800	263,702
SuperValu, Inc.	4,100	159,941
Sysco Corp.	41,300	1,469,867
		4,508,683

Gas — 0.1%
Sempra Energy	6,800	395,216

Hand & Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	100	7,761

Health Care - Products — 6.3%
Baxter International, Inc.	33,000	1,857,240
Becton, Dickinson & Co.	5,900	484,095
IDEXX Laboratories, Inc. (a)	2,600	284,934
Immucor, Inc. (a)	12,000	429,000
Intuitive Surgical, Inc. (a)	1,700	391,000

3

Johnson & Johnson	74,200	$ 4,874,940
Kinetic Concepts, Inc. (a) (b)	6,900	388,332
Medtronic, Inc.	7,500	423,075
Patterson Cos., Inc. (a)	14,300	552,123
Respironics, Inc. (a)	3,300	158,499
St. Jude Medical, Inc. (a)	18,300	806,481
Stryker Corp.	65,700	4,517,532
Techne Corp. (a)	3,400	214,472
Zimmer Holdings, Inc. (a)	68,400	5,539,716
		20,921,439

Health Care - Services — 2.6%
Aetna, Inc.	26,400	1,432,728
Coventry Health Care, Inc. (a) (b)	5,900	367,039
Lincare Holdings, Inc. (a)	9,000	329,850
Quest Diagnostics, Inc. (b)	20,100	1,161,177
UnitedHealth Group, Inc.	89,152	4,317,631
WellCare Health Plans, Inc. (a)	4,800	506,064
WellPoint, Inc. (a)	7,800	615,576
		8,730,065

Home Builders — 0.2%
Centex Corp. (b)	6,900	183,333
Thor Industries, Inc. (b)	13,000	584,870
		768,203

Home Furnishing — 0.1%
Tempur-Pedic International, Inc. (b)	10,400	371,800

Household Products — 0.6%
Church & Dwight Co., Inc. (b)	5,200	244,608
Kimberly-Clark Corp.	24,000	1,686,240
		1,930,848

Insurance — 3.3%
AFLAC, Inc.	18,900	1,078,056
Allstate Corp.	16,500	943,635
Ambac Financial Group, Inc. (b)	6,600	415,206
American International Group, Inc.	22,400	1,515,360
Brown & Brown, Inc. (b)	12,200	320,860
Cigna Corp.	38,800	2,067,652
The Hartford Financial Services Group, Inc.	5,100	472,005
Markel Corp. (a)	500	242,000
MBIA, Inc. (b)	5,900	360,195
Philadelphia Consolidated Holding Corp. (a)	4,600	190,164
The PMI Group, Inc. (b)	8,500	277,950
Progressive Corp.	14,500	281,445
Prudential Financial, Inc.	10,200	995,316
Reinsurance Group of America, Inc.	2,200	124,894
St. Paul Travelers Companies	33,100	1,666,254
		10,950,992

Internet — 3.1%
Amazon.com, Inc. (a)	53,600	4,992,840
eBay, Inc. (a)	61,100	2,384,122

4

Expedia, Inc. (a)	22,400	$ 714,112
IAC/InterActiveCorp (a)	10,700	317,469
McAfee, Inc. (a)	23,400	815,958
Priceline.com, Inc. (a) (b)	4,300	381,625
Symantec Corp. (a)	18,300	354,654
VeriSign, Inc. (a)	12,400	418,376
		10,379,156

Iron & Steel — 0.1%
Cleveland-Cliffs, Inc. (b)	5,100	448,647

Leisure Time — 0.7%
Harley-Davidson, Inc. (b)	49,200	2,273,532

Lodging — 1.5%
Hilton Hotels Corp.	8,300	385,867
Marriott International, Inc. Cl. A	26,400	1,147,608
MGM Mirage (a) (b)	33,500	2,996,240
Wynn Resorts Ltd.	2,400	378,144
		4,907,859

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	9,400	737,242

Machinery - Diversified — 0.5%
Cummins, Inc.	5,900	754,551
Deere & Co.	7,000	1,038,940
		1,793,491

Manufacturing — 1.9%
Danaher Corp.	17,700	1,463,967
Honeywell International, Inc.	52,100	3,098,387
Illinois Tool Works, Inc.	7,400	441,336
ITT Corp. (b)	9,500	645,335
Pall Corp.	11,400	443,460
Tyco International Ltd.	7,925	351,395
		6,443,880

Media — 2.2%
Comcast Corp. Cl. A (a)	71,600	1,731,288
The DIRECTV Group, Inc. (a)	72,300	1,755,444
Discovery Holding Co. Cl. A (a)	8,600	248,110
EchoStar Communications Corp. Cl. A (a)	6,600	308,946
Gannett Co., Inc.	16,600	725,420
Liberty Global, Inc. Cl. A (a)	14,400	590,688
Liberty Media Holding Corp. Capital Cl. A (a)	7,300	911,259
The McGraw-Hill Companies, Inc. (b)	7,600	386,916
Time Warner, Inc.	40,700	747,252
		7,405,323

Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp.	17,800	2,634,044

Mining — 0.2%
Vulcan Materials Co. (b)	6,700	597,305

5

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	7,100	$ 322,482

Oil & Gas — 8.4%
Anadarko Petroleum Corp.	9,000	483,750
Apache Corp.	6,500	585,390
Chevron Corp.	71,400	6,681,612
ConocoPhillips	20,137	1,767,424
Devon Energy Corp.	4,300	357,760
Exxon Mobil Corp.	159,500	14,763,320
Occidental Petroleum Corp.	8,300	531,864
Sunoco, Inc.	2,000	141,560
Transocean, Inc. (a)	13,500	1,526,175
Valero Energy Corp.	18,700	1,256,266
		28,095,121

Oil & Gas Services — 1.1%
Schlumberger Ltd.	31,300	3,286,500
Smith International, Inc.	7,400	528,360
		3,814,860

Packaging & Containers — 0.4%
Crown Holdings, Inc. (a)	7,200	163,872
Owens-Illinois, Inc. (a)	14,800	613,460
Pactiv Corp. (a)	16,100	461,426
		1,238,758

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	27,500	792,550
Cardinal Health, Inc.	14,200	887,926
Express Scripts, Inc. (a)	49,400	2,757,508
Forest Laboratories, Inc. (a)	62,200	2,319,438
Medco Health Solutions, Inc. (a)	13,200	1,193,148
Merck & Co., Inc.	185,200	9,572,988
Pfizer, Inc.	48,700	1,189,741
Schering-Plough Corp.	177,700	5,620,651
Wyeth	5,700	253,935
		24,587,885

Real Estate Investment Trusts (REITS) — 0.1%
General Growth Properties, Inc. REIT (b)	8,900	477,218

Retail — 14.3%
Abercrombie & Fitch Co. Cl. A	13,700	1,105,590
Advance Auto Parts, Inc.	10,400	349,024
American Eagle Outfitters, Inc.	33,900	891,909
AutoNation, Inc. (a)	24,100	427,052
AutoZone, Inc. (a)	13,000	1,509,820
Bed Bath & Beyond, Inc. (a) (b)	37,800	1,289,736
Best Buy Co., Inc.	11,600	533,832
Big Lots, Inc. (a) (b)	14,600	435,664
Carmax, Inc. (a) (b)	30,100	611,933
Dollar Tree Stores, Inc. (a)	12,400	502,696
Family Dollar Stores, Inc.	17,900	475,424

6

The Home Depot, Inc.	173,300	$ 5,621,852
J.C. Penney Co., Inc.	5,400	342,198
Jack in the Box, Inc. (a)	7,800	505,752
Kohl’s Corp. (a)	48,200	2,763,306
Lowe’s Companies, Inc. (b)	154,100	4,317,882
McDonald’s Corp.	109,200	5,948,124
Nordstrom, Inc. (b)	32,400	1,519,236
O’Reilly Automotive, Inc. (a)	8,300	277,303
RadioShack Corp. (b)	19,400	400,804
Sears Holdings Corp. (a) (b)	3,500	445,200
Staples, Inc.	50,200	1,078,798
Starbucks Corp. (a) (b)	34,100	893,420
Target Corp.	63,400	4,030,338
Tiffany & Co.	14,300	748,605
The TJX Cos., Inc.	13,100	380,817
Walgreen Co. (b)	43,700	2,064,388
Wal-Mart Stores, Inc.	160,500	7,005,825
Yum! Brands, Inc.	35,900	1,214,497
		47,691,025

Semiconductors — 1.1%
Intel Corp.	113,100	2,924,766
KLA-Tencor Corp. (b)	7,500	418,350
Xilinx, Inc.	14,600	381,644
		3,724,760

Software — 6.2%
Activision, Inc. (a)	21,100	455,549
Adobe Systems, Inc. (a)	17,900	781,514
Autodesk, Inc. (a)	7,400	369,778
BMC Software, Inc. (a)	23,500	733,905
CA, Inc. (b)	21,600	555,552
Citrix Systems, Inc. (a)	3,400	137,088
Compuware Corp. (a)	32,100	257,442
Fiserv, Inc. (a)	33,000	1,678,380
Intuit, Inc. (a)	13,300	402,990
Microsoft Corp.	398,700	11,745,702
Oracle Corp. (a)	114,100	2,470,265
SEI Investments Co.	23,600	643,808
Total System Services, Inc. (b)	14,600	405,588
		20,637,561

Telecommunications — 3.5%
AT&T, Inc.	47,660	2,016,495
Cisco Systems, Inc. (a)	190,700	6,314,077
Juniper Networks, Inc. (a)	14,800	541,828
Polycom, Inc. (a) (b)	15,000	402,900
Qualcomm, Inc.	38,600	1,631,236
Telephone and Data Systems, Inc.	5,100	340,425
Verizon Communications, Inc.	10,200	451,656
		11,698,617

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	2,900	235,770

7

Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	15,800	$ 440,504
Mattel, Inc.	51,600	1,210,536
		1,651,040

Transportation — 0.5%
C.H. Robinson Worldwide, Inc. (b)	8,700	472,323
FedEx Corp.	10,400	1,089,400
Tidewater, Inc.	2,700	169,668
		1,731,391
TOTAL EQUITIES
(Cost $313,814,034)		331,669,530

	Number of
	Shares	Market Value
RIGHTS - 0.0%
Computers
Seagate Technology (a) (c)	66,000	$ 0

TOTAL RIGHTS (Cost $0)		0

TOTAL LONG TERM INVESTMENTS (Cost $313,814,034)		331,669,530

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.4%
Cash Equivalents — 7.7% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 469,881	$ 469,881
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	234,938	234,938
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	187,950	187,950
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	563,851	563,851
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	140,963	140,963
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	234,938	234,938
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	234,938	234,938
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	939,752	939,752
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	234,938	234,938
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	234,938	234,938
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	375,901	375,901
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,268,666	1,268,666

8

BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	$ 281,926	$ 281,926
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	2,678,294	2,678,294
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	939,752	939,752
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	281,926	281,926
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	187,950	187,950
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	281,926	281,926
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	234,140	234,140
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	2,349,381	2,349,381
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	704,814	704,814
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	46,988	46,988
Freddie Mac Discount Note
4.515%	10/24/2007	46,829	46,829
Freddie Mac Discount Note
4.527%	11/13/2007	182,928	182,928
Freddie Mac Discount Note
4.557%	10/26/2007	234,079	234,079
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	469,876	469,876
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	3,289,134	3,289,134
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	939,752	939,752
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	281,926	281,926
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	234,938	234,938
Reserve Primary Money Market Fund (d)
		469,876	469,876
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	469,876	469,876
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	234,938	234,938
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	234,938	234,938
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	187,950	187,950
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	375,901	375,901
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	939,752	939,752
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,143,619	1,143,619

9

Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	$ 469,876	$ 469,876
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	469,876	469,876
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	469,876	469,876
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	234,938	234,938
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	469,876	469,876
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	469,876	469,876
Wells Fargo Bank
5.450%	10/12/2007	234,938	234,938
			25,664,319

Repurchase Agreements — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)		2,316,647	2,316,647

TOTAL SHORT-TERM INVESTMENTS (Cost $27,980,966)			27,980,966

TOTAL INVESTMENTS — 107.6% (Cost $341,795,000) (g)			$ 359,650,496

Other Assets/(Liabilities) — (7.6%)			(25,531,714)

NET ASSETS — 100.0%			$ 334,118,782

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             This security is valued in good faith under procedures established by the Board of Trustees.

(d)            Amount represents shares owned of the fund.

(e)             Represents investments of security lending collateral. (Note 2).

(f)               Maturity value of $2,317,225. Collateralized by U.S. Government Agency obligations with rates ranging from 4.611% to  4.687%, maturity date of 08/01/2035, and an aggregate market value, including accrued interest, of $2,366,274.

 (g)         See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Aggressive Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 99.3%
Biotechnology — 7.1%
Genentech, Inc. (a)	302,800	$ 23,624,456
Genzyme Corp. (a)	278,200	17,237,272
		40,861,728

Chemicals — 0.8%
Praxair, Inc.	58,000	4,858,080

Commercial Services — 4.8%
Iron Mountain, Inc. (a)	172,350	5,253,228
Moody’s Corp. (b)	319,000	16,077,600
Weight Watchers International, Inc.	70,000	4,029,200
Western Union	125,000	2,621,250
		27,981,278

Computers — 8.8%
Apple, Inc. (a)	131,100	20,129,094
EMC Corp. (a)	692,000	14,393,600
Research In Motion Ltd. (a)	78,000	7,686,900
SanDisk Corp. (a)	65,000	3,581,500
Seagate Technology	195,000	4,988,100
		50,779,194

Cosmetics & Personal Care — 0.9%
The Procter & Gamble Co.	75,000	5,275,500

Diversified Financial — 7.9%
CME Group, Inc.	38,400	22,554,240
IntercontinentalExchange, Inc. (a) (b)	151,200	22,967,280
		45,521,520

Entertainment — 0.9%
International Game Technology	115,000	4,956,500

Health Care - Products — 8.0%
Intuitive Surgical, Inc. (a) (b)	72,700	16,721,000
Stryker Corp. (b)	148,100	10,183,356
Varian Medical Systems, Inc. (a)	214,500	8,985,405
Zimmer Holdings, Inc. (a)	125,200	10,139,948
		46,029,709

Health Care - Services — 1.0%
UnitedHealth Group, Inc.	120,000	5,811,600

Internet — 10.9%
eBay, Inc. (a)	135,000	5,267,700
Google, Inc. Cl. A (a) (b)	87,600	49,692,852
Yahoo!, Inc. (a)	301,700	8,097,628
		63,058,180

1

Lodging — 0.8%
MGM Mirage (a) (b)	50,000	$ 4,472,000

Media — 0.5%
Reuters Group PLC, Sponsored ADR (United Kingdom) (b)	35,000	2,774,100

Oil & Gas Services — 9.7%
FMC Technologies, Inc. (a) (b)	107,300	6,186,918
National Oilwell Varco, Inc. (a)	159,864	23,100,348
Schlumberger Ltd.	253,600	26,628,000
		55,915,266

Pharmaceuticals — 6.7%
Abraxis BioScience, Inc. (b)	155,200	3,543,216
Allergan, Inc.	403,100	25,987,857
Teva Pharmaceutical Sponsored ADR (Israel)	203,400	9,045,198
		38,576,271

Retail — 10.5%
Lowe’s Companies, Inc.	485,400	13,600,908
Staples, Inc.	200,200	4,302,298
Starbucks Corp. (a) (b)	865,000	22,663,000
Walgreen Co. (b)	366,200	17,299,288
Wal-Mart Stores, Inc.	64,100	2,797,965
		60,663,459

Semiconductors — 4.0%
Broadcom Corp. Cl. A (a)	635,900	23,172,196

Software — 4.6%
Cerner Corp. (a) (b)	108,600	6,495,366
Intuit, Inc. (a) (b)	160,000	4,848,000
Paychex, Inc.	100,000	4,100,000
Salesforce.com, Inc. (a) (b)	219,700	11,275,004
		26,718,370

Telecommunications — 8.4%
America Movil SAB de CV Sponsored ADR (Mexico)	340,800	21,811,200
Crown Castle International Corp. (a) (b)	80,000	3,250,400
Qualcomm, Inc.	562,700	23,779,702
		48,841,302

Transportation — 3.0%
Expeditors International of Washington, Inc. (b)	276,400	13,073,720
United Parcel Service, Inc. Cl. B	56,000	4,205,600
		17,279,320
TOTAL EQUITIES (Cost $454,589,854)		573,545,573

2

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 15.1%
Cash Equivalents — 13.9% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 1,463,907	$ 1,463,907
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	731,956	731,956
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	585,565	585,565
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,756,695	1,756,695
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	439,174	439,174
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	731,956	731,956
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	731,956	731,956
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,927,825	2,927,825
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	731,956	731,956
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	731,956	731,956
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	1,171,130	1,171,130
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	3,952,564	3,952,564
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	878,348	878,348
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	8,344,301	8,344,301
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	2,927,825	2,927,825
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	878,348	878,348
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	585,565	585,565
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	878,348	878,348
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	729,469	729,469
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	7,319,563	7,319,563
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	2,195,869	2,195,869
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	146,392	146,392
Freddie Mac Discount Note
4.515%	10/24/2007	145,897	145,897
Freddie Mac Discount Note
4.527%	11/13/2007	569,916	569,916
Freddie Mac Discount Note
4.557%	10/26/2007	729,280	729,280

3

Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	$ 1,463,913	$ 1,463,913
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	10,247,388	10,247,388
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	2,927,825	2,927,825
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	878,348	878,348
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	731,956	731,956
Reserve Primary Money Market Fund (c)
		1,463,913	1,463,913
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	1,463,913	1,463,913
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	731,956	731,956
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	731,956	731,956
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	585,565	585,565
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	1,171,130	1,171,130
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	2,927,825	2,927,825
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	3,562,978	3,562,978
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,463,913	1,463,913
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	1,463,913	1,463,913
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	1,463,913	1,463,913
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	731,956	731,956
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	1,463,913	1,463,913
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	1,463,913	1,463,913
Wells Fargo Bank
5.450%	10/12/2007	731,956	731,956
			79,957,904

Repurchase Agreements — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		7,137,197	7,137,197

TOTAL SHORT-TERM INVESTMENTS (Cost $87,095,101)			87,095,101

TOTAL INVESTMENTS — 114.4% (Cost $541,684,955) (f)			$ 660,640,674

4

Other Assets/(Liabilities) — (14.4%)	$(82,958,858)

NET ASSETS — 100.0%	$577,681,816

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $7,138,981. Collaterized by U.S. Government Agency obligations with rates ranging from 4.217% to 4.396%, maturity dates of 5/01/2035, and an aggregate market value, including accrued interest, of $7,281,629.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select OTC 100 Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.2%
COMMON STOCK — 97.2%
Advertising — 0.2%
Lamar Advertising Co. Cl. A (a)	2,249	$110,133

Airlines — 0.5%
Ryanair Holdings PLC Sponsored ADR (Ireland) (a) (b)	3,282	136,236
UAL Corp. (a) (b)	3,173	147,640
		283,876

Auto Manufacturers — 1.3%
Paccar, Inc.	8,089	689,587

Biotechnology — 5.7%
Amgen, Inc. (a) (b)	14,659	829,260
Biogen Idec, Inc. (b)	9,027	598,761
Celgene Corp. (a) (b)	11,007	784,909
Genzyme Corp. (b)	9,487	587,814
Vertex Pharmaceuticals, Inc. (b)	3,921	150,606
		2,951,350

Chemicals — 0.3%
Sigma-Aldrich Corp.	3,682	179,461

Commercial Services — 1.2%
Apollo Group, Inc. Cl. A (b)	5,106	307,126
Fastenal Co. (a)	4,096	185,999
Monster Worldwide, Inc. (b)	3,897	132,732
		625,857

Computers — 17.6%
Apple, Inc. (b)	35,050	5,381,577
Cadence Design Systems, Inc. (b)	8,281	183,755
Cognizant Technology Solutions Corp. Cl. A (b)	4,047	322,829
Dell, Inc. (b)	24,266	669,742
Logitech International SA (a) (b)	4,971	146,893
Network Appliance, Inc. (b)	10,840	291,704
Research In Motion Ltd. (b)	16,204	1,596,904
SanDisk Corp. (b)	6,014	331,371
Sun Microsystems, Inc. (a) (b)	44,367	248,899
		9,173,674

Distribution & Wholesale — 0.4%
CDW Corp. (b)	2,422	211,198

Electronics — 1.7%
Flextronics International Ltd. (b)	18,950	211,861
Garmin Ltd. (a)	5,797	692,162
		904,023

Engineering & Construction — 0.5%
Foster Wheeler Ltd. (b)	2,142	281,202

1

Foods — 0.4%
Whole Foods Market, Inc. (a)	3,988	$195,252

Health Care - Products — 1.1%
Dentsply International, Inc.	4,142	172,473
Intuitive Surgical, Inc. (a) (b)	1,098	252,540
Patterson Cos., Inc. (b)	3,873	149,536
		574,549

Internet — 12.8%
Akamai Technologies, Inc. (a) (b)	4,529	130,118
Amazon.com, Inc. (b)	7,917	737,469
Check Point Software Technologies Ltd. (b)	6,420	161,656
Checkfree Corp. (b)	2,420	112,627
eBay, Inc. (b)	29,249	1,141,296
Expedia, Inc. (b)	7,995	254,881
Google, Inc. Cl. A (a) (b)	4,090	2,320,134
IAC/InterActiveCorp (b)	8,662	257,002
Liberty Media Holding Corp. Interactive Cl. A (b)	16,924	325,110
Symantec Corp. (b)	26,728	517,989
VeriSign, Inc. (b)	6,850	231,119
Yahoo!, Inc. (b)	18,542	497,667
		6,687,068

Lodging — 1.1%
Wynn Resorts Ltd. (a)	3,460	545,158

Machinery - Construction & Mining — 0.3%
Joy Global, Inc.	3,030	154,106

Media — 3.9%
Comcast Corp. Cl. A (b)	42,082	1,017,543
Discovery Holding Co. Cl. A (b)	6,881	198,517
EchoStar Communications Corp. Cl. A (a) (b)	6,165	288,584
Liberty Global, Inc. Cl. A (b)	5,686	233,240
Sirius Satellite Radio, Inc. (a) (b)	46,191	161,207
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	9,152	129,684
		2,028,775

Oil & Gas — 0.2%
Patterson-UTI Energy, Inc. (a)	4,712	106,350

Pharmaceuticals — 5.1%
Amylin Pharmaceuticals, Inc. (a) (b)	3,728	186,400
Cephalon, Inc. (a) (b)	1,885	137,718
Express Scripts, Inc. (b)	6,633	370,254
Gilead Sciences, Inc. (a) (b)	26,442	1,080,685
Sepracor, Inc. (a) (b)	2,966	81,565
Teva Pharmaceutical Sponsored ADR (Israel)	17,619	783,517
		2,640,139

Retail — 5.0%
Bed Bath & Beyond, Inc. (a) (b)	10,676	364,265
Costco Wholesale Corp. (a)	6,694	410,811
Petsmart, Inc.	3,751	119,657

2

Ross Stores, Inc.	3,931	$100,791
Sears Holdings Corp. (a) (b)	4,302	547,214
Staples, Inc.	13,792	296,390
Starbucks Corp. (a) (b)	29,939	784,402
		2,623,530

Semiconductors — 10.2%
Altera Corp. (a)	14,148	340,684
Applied Materials, Inc.	20,456	423,439
Broadcom Corp. Cl. A (b)	12,381	451,164
Intel Corp.	59,261	1,532,489
KLA-Tencor Corp. (a)	6,709	374,228
Lam Research Corp. (b)	3,646	194,186
Linear Technology Corp. (a)	8,667	303,258
Marvell Technology Group Ltd. (b)	16,412	268,664
Maxim Integrated Products, Inc.	12,870	377,734
Microchip Technology, Inc.	5,247	190,571
Nvidia Corp. (b)	15,604	565,489
Xilinx, Inc. (a)	11,337	296,349
		5,318,255

Software — 14.3%
Activision, Inc. (b)	7,191	155,254
Adobe Systems, Inc. (b)	16,743	730,999
Autodesk, Inc. (b)	6,970	348,291
BEA Systems, Inc. (b)	10,656	147,799
Citrix Systems, Inc. (b)	6,117	246,637
Electronic Arts, Inc. (b)	9,095	509,229
Fiserv, Inc. (b)	6,012	305,770
Infosys Technologies Ltd. Sponsored ADR (India)	3,282	158,816
Intuit, Inc. (b)	12,172	368,812
Microsoft Corp.	93,283	2,748,117
Oracle Corp. (b)	61,532	1,332,168
Paychex, Inc. (a)	10,575	433,575
		7,485,467

Telecommunications — 11.9%
Cisco Systems, Inc. (b)	62,690	2,075,666
Juniper Networks, Inc. (b)	9,814	359,290
Level 3 Communications, Inc. (a) (b)	43,110	200,461
Millicom International Cellular SA (a) (b)	2,832	237,605
NII Holdings, Inc. Cl. B (b)	4,851	398,510
Qualcomm, Inc.	58,300	2,463,758
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden) (a)	4,132	164,454
Tellabs, Inc. (b)	7,244	68,963
Virgin Media, Inc. (a)	10,224	248,136
		6,216,843

Textiles — 0.4%
Cintas Corp.	5,434	201,601

Transportation — 1.1%
C.H. Robinson Worldwide, Inc. (a)	4,873	264,555
Expeditors International of Washington, Inc. (a)	6,097	288,388
		552,943
TOTAL EQUITIES (Cost $37,877,281)		50,740,397

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 27.9%
Cash Equivalents — 24.7% (f)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$235,909	$235,909
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	117,954	117,954
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	94,364	94,364
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	283,091	283,091
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	70,773	70,773
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	117,954	117,954
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	117,954	117,954
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	471,818	471,818
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	117,954	117,954
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	117,954	117,954
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	188,729	188,729
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	636,957	636,957
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	141,545	141,545
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,344,681	1,344,681
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	471,818	471,818
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	141,545	141,545
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	94,364	94,364
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	141,545	141,545
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	117,554	117,554
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,179,545	1,179,545
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	353,863	353,863
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	23,591	23,591

4

Freddie Mac Discount Note
4.515%	10/24/2007	$23,511	$23,511
Freddie Mac Discount Note
4.527%	11/13/2007	91,842	91,842
Freddie Mac Discount Note
4.557%	10/26/2007	117,523	117,523
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	235,909	235,909
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	1,651,363	1,651,363
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	471,818	471,818
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	141,545	141,545
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	117,954	117,954
Reserve Primary Money Market Fund (c)
		235,909	235,909
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	235,909	235,909
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	117,954	117,954
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	117,954	117,954
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	94,364	94,364
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	188,727	188,727
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	471,818	471,818
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	574,173	574,173
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	235,909	235,909
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	235,909	235,909
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	235,909	235,909
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	117,954	117,954
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	235,909	235,909
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	235,909	235,909
Wells Fargo Bank
5.450%	10/12/2007	117,954	117,954
			12,885,188

Repurchase Agreements — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		1,561,235	1,561,235

5

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (d)
4.650%	01/17/2008	$100,000	$98,606
U.S. Treasury Bill (d)
4.714%	01/17/2008	20,000	19,717
U.S. Treasury Bill (d)
4.765%	01/17/2008	10,000	9,857
			128,180

TOTAL SHORT-TERM INVESTMENTS (Cost $14,574,603)			14,574,603

TOTAL INVESTMENTS — 125.1% (Cost $52,451,884) (g)			$65,315,000

Other Assets/(Liabilities) — (25.1%)			(13,101,310)

NET ASSETS — 100.0%			$52,213,690

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            This security is held as collateral for open futures contracts. (Note 2).

(e)             Maturity value of $1,561,626. Collateralized by U.S. Government Agency obligations with rates ranging from 4.750% to 6.103%, maturity dates ranging from 12/15/2034 to 5/01/2035, and an aggregate market value, including accrued interest, of $1,593,274.

(f)               Represents investments of security lending collateral. (Note 2).

(g)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Focused Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 92.7%
COMMON STOCK — 92.7%
Advertising — 0.6%
Catalina Marketing Corp. (a)	28,900	$936,071
Harte-Hanks, Inc.	260,765	5,131,855
		6,067,926

Apparel — 0.3%
Jones Apparel Group, Inc.	118,800	2,510,244

Banks — 4.6%
The Bank of New York Mellon Corp.	920,000	40,608,800
City National Corp.	44,400	3,086,244
Commerce Bancorp, Inc.	51,600	2,001,048
		45,696,092

Chemicals — 1.0%
International Flavors & Fragrances, Inc.	114,700	6,063,042
The Valspar Corp.	141,600	3,852,936
		9,915,978

Commercial Services — 0.9%
Corinthian Colleges, Inc. (a)	543,400	8,645,494

Computers — 9.8%
Dell, Inc. (a)	1,500,000	41,400,000
Diebold, Inc.	132,000	5,995,440
Hewlett-Packard Co.	1,000,000	49,790,000
		97,185,440

Diversified Financial — 7.7%
Discover Financial Services (a)	210,000	4,368,000
JP Morgan Chase & Co.	880,000	40,321,600
Morgan Stanley	500,000	31,500,000
		76,189,600

Electrical Components & Equipment — 0.9%
Hubbell, Inc. Cl. B	94,200	5,380,704
Molex, Inc. (b)	129,000	3,473,970
		8,854,674

Electronics — 0.9%
Cymer, Inc. (a)	138,000	5,297,820
Flextronics International Ltd. (a)	331,700	3,708,406
		9,006,226

Entertainment — 0.3%
International Speedway Corp. Cl. A	60,000	2,751,600

Foods — 1.1%
Hain Celestial Group, Inc. (a)	207,500	6,666,975
Pilgrim’s Pride Corp.	127,200	4,417,656
		11,084,631

1

Health Care - Services — 0.7%
Quest Diagnostics, Inc. (b)	97,100	$5,609,467
Universal Health Services, Inc. Cl. B	26,426	1,438,103
		7,047,570

Insurance — 2.4%
Ambac Financial Group, Inc. (b)	20,700	1,302,237
Gallagher (Arthur J.) & Co. (b)	178,700	5,176,939
MBIA, Inc. (b)	58,400	3,565,320
RenaissanceRe Holdings Ltd.	33,600	2,197,776
Stewart Information Services	90,000	3,084,300
Unum Group	63,558	1,555,264
White Mountains Insurance Group Ltd.	7,700	4,002,075
Willis Group Holdings Ltd.	66,000	2,702,040
		23,585,951

Leisure Time — 4.3%
Carnival Corp.	880,000	42,618,400

Machinery - Diversified — 0.9%
Albany International Corp. Cl. A	91,200	3,419,088
Briggs & Stratton Corp. (b)	211,600	5,328,088
		8,747,176

Manufacturing — 1.3%
Carlisle Cos., Inc.	37,400	1,817,640
Dover Corp.	103,200	5,258,040
Federal Signal Corp. (b)	185,537	2,849,848
Pall Corp.	85,200	3,314,280
		13,239,808

Media — 11.9%
Cablevision Systems Corp. Cl. A (a) (b)	411,800	14,388,292
Discovery Holding Co. Cl. A (a)	1,600,000	46,160,000
Liberty Media Holding Corp. Capital Cl. A (a)	182,500	22,781,475
Time Warner, Inc.	1,900,000	34,884,000
		118,213,767

Office Furnishings — 0.4%
Steelcase, Inc. Cl. A	242,800	4,365,544

Oil & Gas — 0.2%
Cimarex Energy Co.	60,000	2,235,000

Packaging & Containers — 0.4%
Bemis Co., Inc.	121,200	3,528,132

Pharmaceuticals — 0.4%
Alpharma, Inc. Cl. A (b)	170,800	3,648,288

Real Estate Investment Trusts (REITS) — 0.5%
CapitalSource, Inc. (b)	244,800	4,954,752

2

Retail — 17.8%
Best Buy Co., Inc.	600,000	$27,612,000
CBRL Group, Inc.	51,945	2,119,356
Family Dollar Stores, Inc.	160,362	4,259,215
Guitar Center, Inc. (a) (b)	44,200	2,621,060
McDonald’s Corp.	901,500	49,104,705
Tiffany & Co.	830,000	43,450,500
Yum! Brands, Inc.	1,300,000	43,979,000
Zale Corp. (a) (b)	168,300	3,894,462
		177,040,298

Semiconductors — 11.6%
Entegris, Inc. (a) (b)	577,000	5,008,360
Intel Corp.	2,000,000	51,720,000
Micron Technology, Inc. (a) (b)	1,849,000	20,523,900
National Semiconductor Corp. (b)	1,400,000	37,968,000
		115,220,260

Software — 1.3%
IMS Health, Inc.	154,800	4,743,072
MoneyGram International, Inc. (b)	218,900	4,944,951
Parametric Technology Corp. (a)	214,700	3,740,074
		13,428,097

Telecommunications — 7.7%
Sprint Nextel Corp.	2,000,000	38,000,000
Virgin Media, Inc. (b)	1,600,000	38,832,000
		76,832,000

Textiles — 0.5%
G&K Services, Inc. Cl. A	115,500	4,643,100

Transportation — 2.3%
Union Pacific Corp.	200,000	22,612,000

TOTAL EQUITIES (Cost $716,688,275)		919,868,048

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 14.2%
Cash Equivalents — 7.0% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$1,265,133	$1,265,133
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	632,568	632,568
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	506,053	506,053
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,518,160	1,518,160
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	379,539	379,539
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	632,568	632,568

3

Barclays Eurodollar Time Deposit
5.330%	10/04/2007	$632,568	$632,568
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,530,268	2,530,268
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	632,568	632,568
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	632,568	632,568
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	1,012,108	1,012,108
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	3,415,863	3,415,863
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	759,079	759,079
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	7,211,265	7,211,265
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	2,530,268	2,530,268
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	759,080	759,080
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	506,054	506,054
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	759,080	759,080
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	630,418	630,418
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	6,325,671	6,325,671
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,897,702	1,897,702
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	126,514	126,514
Freddie Mac Discount Note
4.515%	10/24/2007	126,087	126,087
Freddie Mac Discount Note
4.527%	11/13/2007	492,530	492,530
Freddie Mac Discount Note
4.557%	10/26/2007	630,254	630,254
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	1,265,134	1,265,134
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	8,855,941	8,855,941
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	2,530,268	2,530,268
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	759,080	759,080
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	632,568	632,568
Reserve Primary Money Market Fund (c)
		1,265,134	1,265,134
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	1,265,134	1,265,134
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	632,568	632,568

4

Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	$632,568	$632,568
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	506,054	506,054
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	1,012,108	1,012,108
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	2,530,268	2,530,268
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	3,079,177	3,079,177
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,265,134	1,265,134
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	1,265,134	1,265,134
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	1,265,134	1,265,134
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	632,568	632,568
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	1,265,134	1,265,134
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	1,265,134	1,265,134
Wells Fargo Bank
5.450%	10/12/2007	632,568	632,568
			69,100,774

Repurchase Agreements — 7.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		72,030,218	72,030,218

TOTAL SHORT-TERM INVESTMENTS (Cost $141,130,992)			141,130,992

TOTAL INVESTMENTS — 106.9% (Cost $857,819,267) (f)			$1,060,999,040

Other Assets/(Liabilities) — (6.9%)			(68,213,546)

NET ASSETS — 100.0%			$992,785,494

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $72,048,225. Collateralized by U.S. Government Agency obligations with rates ranging from 4.128% to 6.252%, maturity dates ranging from 03/01/2035 to 04/01/2035, and an aggregate market value, including accrued interest, of $73,471,108.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Mid-Cap Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Advertising — 3.4%
Catalina Marketing Corp. (a)	33,073	$1,071,235
Harte-Hanks, Inc.	303,335	5,969,633
		7,040,868

Apparel — 1.4%
Jones Apparel Group, Inc.	138,437	2,925,174

Banks — 2.8%
City National Corp.	49,806	3,462,015
Commerce Bancorp, Inc.	59,600	2,311,288
		5,773,303

Chemicals — 5.5%
International Flavors & Fragrances, Inc.	133,843	7,074,941
The Valspar Corp.	163,960	4,461,352
		11,536,293

Commercial Services — 4.8%
Corinthian Colleges, Inc. (a)	632,400	10,061,484

Computers — 3.4%
Diebold, Inc.	154,627	7,023,158

Electrical Components & Equipment — 5.0%
Hubbell, Inc. Cl. B	110,758	6,326,497
Molex, Inc.	151,100	4,069,123
		10,395,620

Electronics — 5.0%
Cymer, Inc. (a)	159,450	6,121,286
Flextronics International Ltd. (a) (b)	384,855	4,302,679
		10,423,965

Entertainment — 1.5%
International Speedway Corp. Cl. A	67,351	3,088,717

Foods — 6.2%
Hain Celestial Group, Inc. (a) (b)	240,117	7,714,959
Pilgrim’s Pride Corp.	147,514	5,123,161
		12,838,120

Health Care - Services — 4.0%
Quest Diagnostics, Inc. (b)	117,978	6,815,589
Universal Health Services, Inc. Cl. B	30,084	1,637,171
		8,452,760

Insurance — 13.1%
Ambac Financial Group, Inc. (b)	23,195	1,459,198
Gallagher (Arthur J.) & Co. (b)	207,287	6,005,104
MBIA, Inc.	67,527	4,122,523

1

RenaissanceRe Holdings Ltd.	37,700	$2,465,957
Stewart Information Services	101,972	3,494,580
Unum Group	76,862	1,880,813
White Mountains Insurance Group Ltd.	9,067	4,712,573
Willis Group Holdings Ltd.	76,300	3,123,722
		27,264,470

Machinery - Diversified — 4.9%
Albany International Corp. Cl. A	108,367	4,062,679
Briggs & Stratton Corp. (b)	244,450	6,155,251
		10,217,930

Manufacturing — 7.4%
Carlisle Cos., Inc.	43,875	2,132,325
Dover Corp.	118,864	6,056,121
Federal Signal Corp.	223,473	3,432,545
Pall Corp.	98,311	3,824,298
		15,445,289

Office Furnishings — 2.4%
Steelcase, Inc. Cl. A	281,702	5,065,002

Oil & Gas — 1.3%
Cimarex Energy Co.	74,825	2,787,231

Packaging & Containers — 2.0%
Bemis Co., Inc.	141,450	4,117,610

Pharmaceuticals — 2.0%
Alpharma, Inc. Cl. A (b)	199,360	4,258,330

Real Estate Investment Trusts (REITS) — 2.8%
CapitalSource, Inc. (b)	284,822	5,764,797

Retail — 7.4%
CBRL Group, Inc.	64,344	2,625,235
Family Dollar Stores, Inc.	190,080	5,048,525
Guitar Center, Inc. (a) (b)	54,538	3,234,103
Zale Corp. (a) (b)	194,960	4,511,374
		15,419,237

Semiconductors — 2.8%
Entegris, Inc. (a)	663,105	5,755,751

Software — 7.5%
IMS Health, Inc.	181,328	5,555,890
MoneyGram International, Inc. (b)	255,630	5,774,682
Parametric Technology Corp. (a)	249,617	4,348,328
		15,678,900

Textiles — 2.6%
G&K Services, Inc. Cl. A	135,195	5,434,839

TOTAL EQUITIES (Cost $213,863,708)		206,768,848

2

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 19.0%
Cash Equivalents — 18.5% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$703,771	$703,771
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	351,886	351,886
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	281,508	281,508
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	844,525	844,525
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	211,131	211,131
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	351,886	351,886
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	351,886	351,886
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,407,542	1,407,542
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	351,886	351,886
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	351,886	351,886
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	563,017	563,017
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,900,180	1,900,180
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	422,263	422,263
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	4,011,495	4,011,495
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,407,542	1,407,542
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	422,263	422,263
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	281,508	281,508
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	422,263	422,263
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	350,690	350,690
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	3,518,856	3,518,856
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,055,657	1,055,657
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	70,377	70,377
Freddie Mac Discount Note
4.515%	10/24/2007	70,140	70,140
Freddie Mac Discount Note
4.527%	11/13/2007	273,985	273,985

3

Freddie Mac Discount Note
4.557%	10/26/2007	$350,599	$350,599
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	703,771	703,771
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	4,926,398	4,926,398
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,407,542	1,407,542
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	422,263	422,263
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	351,886	351,886
Reserve Primary Money Market Fund (c)
		703,771	703,771
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	703,771	703,771
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	351,886	351,886
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	351,886	351,886
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	281,508	281,508
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	563,017	563,017
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,407,542	1,407,542
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,712,890	1,712,890
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	703,771	703,771
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	703,771	703,771
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	703,771	703,771
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	351,886	351,886
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	703,771	703,771
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	703,771	703,771
Wells Fargo Bank
5.450%	10/12/2007	351,886	351,886
			38,439,500
Repurchase Agreements — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		1,111,825	1,111,825

TOTAL SHORT-TERM INVESTMENTS (Cost $39,551,325)			39,551,325

4

TOTAL INVESTMENTS — 118.2% (Cost $253,415,033) (f)	$246,320,173

Other Assets/(Liabilities) — (18.2%)	(37,846,402)

NET ASSETS — 100.0%	$208,473,771

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $1,112,103. Collateralized by a U.S. Government Agency obligation with a rate of 4.217%, maturity date of 5/01/2035, and an aggregate market value, including accrued interest, of $1,135,997.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Select Small Cap Value Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK — 98.4%
Aerospace & Defense — 0.4%
Curtiss-Wright Corp.	7,300	$346,750
Esterline Technologies Corp. (a)	900	51,345
Orbital Sciences Corp. (a)	5,400	120,096
Teledyne Technologies, Inc. (a)	1,100	58,729
		576,920

Agriculture — 0.5%
Universal Corp. (b)	17,300	846,835

Airlines — 0.8%
Alaska Air Group, Inc. (a)	12,500	288,625
ExpressJet Holdings, Inc. (a)	5,900	18,231
Republic Airways Holdings, Inc. (a)	26,900	569,473
SkyWest, Inc.	11,700	294,489
		1,170,818

Apparel — 1.4%
Cherokee, Inc.	2,400	92,064
Columbia Sportswear Co. (b)	12,500	691,375
Kellwood Co. (b)	30,500	520,025
Maidenform Brands, Inc. (a)	5,000	79,400
Perry Ellis International, Inc. (a)	11,500	318,665
The Warnaco Group, Inc. (a)	9,500	371,165
Wolverine World Wide, Inc.	1,700	46,580
		2,119,274

Automotive & Parts — 2.1%
Aftermarket Technology Corp. (a)	25,700	815,718
American Axle & Manufacturing Holdings, Inc.	17,000	429,250
ArvinMeritor, Inc.	23,300	391,906
Cooper Tire & Rubber Co.	18,900	461,160
Lear Corp. (a)	20,700	664,470
Modine Manufacturing Co.	14,400	383,328
Standard Motor Products, Inc.	16,200	152,280
		3,298,112

Banks — 11.5%
Amcore Financial, Inc.	12,300	306,516
Bancfirst Corp.	2,100	94,227
Banco Latinoamericano de Exportaciones SA Cl. E	43,500	790,830
Banner Corp.	4,400	151,316
Centennial Bank Holdings, Inc. (a)	53,000	339,200
Central Pacific Financial Corp. (b)	16,800	490,560
Chemical Financial Corp. (b)	18,300	443,775
Citizens Republic Bancorp, Inc. (b)	52,294	842,456
City Bank Lynnwood WA	400	11,488
City Holding Co.	7,200	262,152
Corus Bankshares, Inc. (b)	33,900	441,378
CVB Financial Corp.	5,170	60,489

1

F.N.B. Corp. (b)	34,100	$564,014
First Bancorp (b)	73,500	698,250
First Bancorp, North Carolina (b)	12,300	250,674
First Commonwealth Financial Corp. (b)	11,700	129,402
First Community Bancorp (b)	16,600	908,186
First Community Bancshares, Inc.	1,100	39,853
First Financial Bancorp (b)	39,100	499,698
First Merchants Corp.	15,500	334,180
First Midwest Bancorp, Inc.	800	27,328
FirstMerit Corp.	48,000	948,480
Fremont General Corp. (b)	8,800	34,320
Frontier Financial Corp. (b)	7,700	179,641
Great Southern Bancorp, Inc. (b)	6,900	171,396
Hanmi Financial Corp.	16,500	255,585
Horizon Financial Corp.	3,875	78,585
IBERIABANK Corp.	2,800	147,420
Imperial Capital Bancorp, Inc.	3,600	101,700
Independent Bank Corp.	27,655	305,588
Integra Bank Corp.	19,300	349,909
Irwin Financial Corp.	26,400	290,928
Lakeland Bancorp, Inc.	11,500	156,170
Macatawa Bank Corp. (b)	8,200	110,946
MainSource Financial Group, Inc.	3,330	58,708
National Penn Bancshares, Inc. (b)	5,768	94,364
Old National Bancorp (b)	17,600	291,632
Omega Financial Corp.	7,900	208,639
Oriental Financial Group, Inc.	67,500	776,250
Pacific Capital Bancorp (b)	15,800	415,540
Peoples Bancorp, Inc.	600	15,708
Provident Bankshares Corp. (b)	23,300	729,989
Renasant Corp.	1,600	34,608
S&T Bancorp (b)	11,900	381,871
Santander BanCorp (b)	2,400	30,816
SCBT Financial Corp.	1,215	41,966
Simmons First National Corp. Cl. A	7,000	184,380
Southwest Bancorp, Inc.	600	11,292
Sun Bancorp, Inc. (a)	5,355	93,713
Susquehanna Bancshares, Inc. (b)	23,100	464,310
Taylor Capital Group, Inc.	20,623	576,000
Trustmark Corp. (b)	3,700	103,748
UMB Financial Corp.	12,200	522,892
United Bankshares, Inc. (b)	24,800	754,912
W Holding Co., Inc. (b)	54,400	121,856
WesBanco, Inc. (b)	27,000	674,460
West Coast Bancorp	4,200	119,322
Wilshire Bancorp, Inc.	12,600	138,222
Wintrust Financial Corp.	1,900	81,111
		17,742,949

Biotechnology — 0.3%
Bio-Rad Laboratories, Inc. Cl. A (a)	3,100	280,550
Cambrex Corp.	3,800	41,382
Incyte Corp. (a) (b)	5,800	41,470
InterMune, Inc. (a) (b)	4,300	82,259

2

Maxygen, Inc. (a)	4,500	$30,645
		476,306

Building Materials — 0.3%
Goodman Global, Inc. (a)	17,500	417,900

Chemicals — 3.3%
Arch Chemicals, Inc.	6,400	300,032
CF Industries Holdings, Inc.	7,100	538,961
W.R. Grace & Co. (a) (b)	12,300	330,378
H.B. Fuller Co.	21,400	635,152
Hercules, Inc.	13,500	283,770
Innospec, Inc. (b)	33,600	765,408
Minerals Technologies, Inc. (b)	5,600	375,200
OM Group, Inc. (a)	800	42,248
Rockwood Holdings, Inc. (a)	20,200	723,766
Schulman (A.), Inc.	13,100	258,463
Sensient Technologies Corp.	19,400	560,078
Spartech Corp.	4,400	75,064
Tronox, Inc. Cl. B	19,800	178,794
		5,067,314

Commercial Services — 5.6%
ABM Industries, Inc.	30,900	617,382
Advance America Cash Advance Centers, Inc.	5,900	62,953
Albany Molecular Research, Inc. (a)	11,900	179,690
Bowne & Co., Inc.	16,300	271,558
CDI Corp.	3,800	105,944
Clayton Holdings, Inc. (a) (b)	11,600	92,916
Coinstar, Inc. (a)	6,300	202,671
Deluxe Corp.	26,600	979,944
DynCorp International, Inc. (a)	34,700	801,917
Exponent, Inc. (a)	4,900	122,941
Global Cash Access Holdings, Inc. (a)	4,800	50,832
Healthspring, Inc. (a)	21,500	419,250
Heidrick & Struggles International, Inc. (a)	12,100	441,045
Integrated Electrical Services, Inc. (a)	5,000	128,050
Interactive Data Corp.	28,900	814,980
Jackson Hewitt Tax Service, Inc.	13,000	363,480
Kelly Services, Inc. Cl. A	18,300	362,523
Korn/Ferry International (a)	4,100	67,691
MPS Group, Inc. (a)	2,400	26,760
PharmaNet Development Group, Inc. (a)	1,700	49,351
QC Holdings, Inc.	2,400	34,680
Rent-A-Center, Inc. (a) (b)	22,600	409,738
Spherion Corp. (a)	76,200	629,412
Standard Parking Corp. (a)	800	31,832
Stewart Enterprises, Inc. Cl. A (b)	70,100	534,162
Valassis Communications, Inc. (a) (b)	1,300	11,596
Viad Corp.	20,200	727,200
Volt Information Sciences, Inc. (a)	1,050	18,522
Watson Wyatt Worldwide, Inc. Cl. A	2,700	121,338
		8,680,358

3

Computers — 2.2%
Agilysys, Inc.	24,300	$410,670
CACI International, Inc. Cl. A (a)	1,800	91,962
Ciber, Inc. (a)	63,400	495,154
Electronics for Imaging, Inc. (a)	2,200	59,092
Manhattan Associates, Inc. (a)	9,700	265,877
Mentor Graphics Corp. (a)	3,900	58,890
MTS Systems Corp.	8,200	341,120
Palm, Inc. (a) (b)	52,800	859,056
Perot Systems Corp. Cl. A (a)	36,200	612,142
Quantum Corp. (a)	3,500	11,900
Silicon Storage Technology, Inc. (a)	71,500	230,230
		3,436,093

Consumer Services — 0.5%
Core-Mark Holding Co., Inc. (a)	19,800	697,554

Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc. (a)	19,600	528,416

Diversified Financial — 2.5%
Asset Acceptance Capital Corp.	8,900	103,240
Asta Funding, Inc. (b)	2,600	99,632
Centerline Holding Co., LP (b)	24,300	373,005
CompuCredit Corp. (a) (b)	18,300	397,293
Federal Agricultural Mortgage Corp. Cl. C	6,700	196,712
Friedman, Billings, Ramsey Group, Inc. Cl. A	89,500	412,595
Interactive Brokers Group, Inc. (a)	400	10,504
Knight Capital Group, Inc. Cl. A (a)	800	9,568
LaBranche & Co., Inc. (a)	17,200	80,496
Nelnet, Inc. Cl. A	20,200	368,448
Newstar Financial, Inc. (a)	6,800	76,432
Piper Jaffray Cos. (a) (b)	17,400	932,640
SWS Group, Inc.	500	8,845
Waddell & Reed Financial, Inc. Cl. A	31,900	862,257
		3,931,667

Electric — 2.7%
Black Hills Corp. (b)	23,100	947,562
CH Energy Group, Inc.	3,800	181,640
El Paso Electric Co. (a)	16,400	379,332
Empire District Electric Co. (The)	1,300	29,367
Idacorp, Inc.	3,000	98,220
MGE Energy, Inc.	4,700	157,168
PNM Resources, Inc.	22,200	516,816
Portland General Electric Co.	7,300	202,940
Unisource Energy Corp.	22,100	660,569
Westar Energy, Inc.	42,100	1,033,976
		4,207,590

Electrical Components & Equipment — 0.7%
EnerSys (a)	4,200	74,634
Graftech International Ltd. (a)	35,700	636,888
Greatbatch, Inc. (a) (b)	700	18,613

4

Littelfuse, Inc. (a)	12,000	$428,280
		1,158,415

Electronics — 2.8%
Checkpoint Systems, Inc. (a)	33,400	881,426
Coherent, Inc. (a)	14,100	452,328
Cubic Corp.	2,300	96,991
Cymer, Inc. (a)	13,000	499,070
Kemet Corp. (a)	71,200	523,320
Methode Electronics, Inc.	47,300	711,865
Park Electrochemical Corp.	15,600	523,848
Stoneridge, Inc. (a)	9,800	99,960
Technitrol, Inc.	20,400	549,780
TTM Technologies, Inc. (a)	4,400	50,908
		4,389,496

Energy - Alternate Sources — 0.5%
Headwaters, Inc. (a) (b)	48,400	720,192

Engineering & Construction — 1.6%
Dycom Industries, Inc. (a)	26,700	817,821
Emcor Group, Inc. (a)	33,600	1,053,696
Perini Corp. (a)	9,500	531,335
		2,402,852

Entertainment — 0.1%
Steinway Musical Instruments, Inc.	4,100	121,442

Environmental Controls — 0.8%
TETRA Technologies, Inc. (a)	19,700	416,064
Waste Connections, Inc. (a)	24,750	786,060
		1,202,124

Foods — 1.9%
Flowers Foods, Inc.	3,450	75,210
Fresh Del Monte Produce, Inc.	5,000	143,750
J&J Snack Foods Corp.	7,200	250,704
Nash Finch Co. (b)	15,800	629,314
Ralcorp Holdings, Inc. (a)	800	44,656
Seaboard Corp. (b)	200	392,000
Spartan Stores, Inc.	11,800	265,854
TreeHouse Foods, Inc. (a)	28,100	760,105
Village Super Market, Inc. Cl. A	6,100	317,200
		2,878,793

Forest Products & Paper — 1.3%
BlueLinx Holdings, Inc.	2,100	14,784
Buckeye Technologies, Inc. (a)	49,800	753,972
Building Materials Holding Corp. (b)	17,700	187,266
Rock-Tenn Co. Cl. A	14,000	404,600
Schweitzer-Mauduit International, Inc.	21,800	507,940
Wausau Paper Corp.	12,000	133,800
		2,002,362

5

Gas — 2.0%
New Jersey Resources Corp. (b)	17,500	$867,825
Nicor, Inc. (b)	7,900	338,910
Northwest Natural Gas Co.	13,000	594,100
Piedmont Natural Gas Co., Inc. (b)	30,700	770,263
South Jersey Industries, Inc.	500	17,400
Southwest Gas Corp.	12,600	356,454
WGL Holdings, Inc. (b)	4,900	166,061
		3,111,013

Health Care - Products — 1.0%
CONMED Corp. (a)	30,000	839,700
Haemonetics Corp. (a) (b)	1,600	79,072
Invacare Corp. (b)	1,400	32,732
Steris Corp.	21,800	595,794
Symmetry Medical, Inc. (a)	600	10,020
		1,557,318

Health Care - Services — 1.7%
Alliance Imaging, Inc. (a)	800	7,248
American Dental Partners, Inc. (a)	9,000	252,090
AMERIGROUP Corp. (a) (b)	17,700	610,296
Apria Healthcare Group, Inc. (a)	8,300	215,883
Centene Corp. (a) (b)	32,300	694,773
Healthsouth Corp. (a) (b)	2,200	38,522
Magellan Health Services, Inc. (a)	2,700	109,566
Medcath Corp. (a)	3,000	82,380
Molina Healthcare, Inc. (a)	500	18,135
Odyssey Healthcare, Inc. (a)	900	8,649
RehabCare Group, Inc. (a)	15,100	265,609
Res-Care, Inc. (a)	6,000	137,040
Sunrise Senior Living, Inc. (a) (b)	6,500	229,905
		2,670,096

Holding Company - Diversified — 0.5%
Compass Diversified Holdings	47,400	761,244

Home Builders — 0.1%
AMREP Corp. (b)	200	5,360
Beazer Homes USA, Inc. (b)	1,200	9,900
Monaco Coach Corp.	600	8,418
Winnebago Industries, Inc. (b)	6,300	150,444
		174,122

Home Furnishing — 0.2%
Ethan Allen Interiors, Inc. (b)	4,300	140,567
Kimball International, Inc. Cl. B	4,400	50,072
Sealy Corp. (b)	5,600	78,624
		269,263

Household Products — 1.9%
ACCO Brands Corp. (a) (b)	5,400	121,176
American Greetings Corp. Cl. A	40,500	1,069,200
Blyth, Inc.	11,200	229,040

6

CSS Industries, Inc.	8,600	$309,342
Prestige Brands Holdings, Inc. (a)	57,200	628,056
Tupperware Brands Corp.	20,300	639,247
		2,996,061

Insurance — 7.2%
American Equity Investment Life Holding Co.	68,400	728,460
American Physicians Capital, Inc.	13,800	537,648
Amtrust Financial Services, Inc. (b)	26,900	408,073
Argo Group International Holdings Ltd. (a)	6,094	265,150
Aspen Insurance Holdings Ltd.	45,100	1,258,741
Assured Guaranty Ltd.	42,400	1,152,008
CNA Surety Corp. (a)	6,500	114,595
The Commerce Group, Inc. (b)	10,900	321,223
Delphi Financial Group, Inc. Cl. A	8,800	355,696
Employers Holdings, Inc.	4,800	98,928
FBL Financial Group, Inc. Cl. A	17,300	683,177
First Mercury Financial Corp. (a)	10,300	221,553
Flagstone Reinsurance Holdings Ltd. (b)	26,700	354,843
FPIC Insurance Group, Inc. (a)	18,800	809,340
Horace Mann Educators Corp.	21,500	423,765
Independence Holding Co.	2,300	46,874
IPC Holdings Ltd.	1,800	51,930
Max Capital Group Ltd.	14,300	400,972
The Midland Co.	8,600	472,656
Navigators Group, Inc. (a)	15,000	813,750
NYMAGIC, Inc.	3,900	108,459
The Phoenix Companies, Inc.	13,900	196,129
PMA Capital Corp. Cl. A (a)	35,900	341,050
RAM Holdings Ltd. (a)	16,400	152,520
SeaBright Insurance Holdings Ltd. (a)	13,200	225,324
State Auto Financial Corp.	11,900	348,075
Triad Guaranty, Inc. (a) (b)	3,000	56,910
United Fire & Casualty Co.	2,200	85,998
		11,033,847

Internet — 1.8%
CMGI, Inc. (a)	191,700	260,712
EarthLink, Inc. (a)	7,000	55,440
FTD Group, Inc.	4,900	72,912
Harris Interactive, Inc. (a)	10,800	46,548
i2 Technologies, Inc. (a) (b)	6,200	94,550
InfoSpace, Inc.	9,300	163,308
Interwoven, Inc. (a)	12,000	170,760
RealNetworks, Inc. (a)	7,800	52,884
Secure Computing Corp. (a)	6,900	67,137
SonicWALL, Inc. (a)	6,000	52,380
TIBCO Software, Inc. (a)	101,200	747,868
United Online, Inc. (b)	36,300	544,863
Vignette Corp. (a)	20,500	411,435
		2,740,797

Investment Companies — 0.7%
Apollo Investment Corp. (b)	10,600	220,480

7

Ares Capital Corp.	4,000	$65,080
Gladstone Capital Corp. (b)	3,100	60,512
Kayne Anderson Energy Development Co.	400	10,192
Kohlberg Capital Corp.	1,000	15,060
MCG Capital Corp. (b)	14,500	208,655
NGP Capital Resources Co. (b)	21,000	340,830
PennantPark Investment Corp.	11,400	152,760
		1,073,569

Iron & Steel — 0.6%
Schnitzer Steel Industries, Inc. Cl. A	13,000	952,770

Leisure Time — 0.4%
Polaris Industries, Inc. (b)	14,300	623,766

Lodging — 0.1%
Ameristar Casinos, Inc.	3,500	98,350
Lodgian, Inc. (a)	1,400	16,520
		114,870

Machinery - Diversified — 1.0%
Cascade Corp.	6,200	404,054
Columbus McKinnon Corp. (a)	21,300	530,157
NACCO Industries, Inc. Cl. A	1,900	196,612
Nordson Corp.	8,900	446,869
		1,577,692

Manufacturing — 3.0%
A.O. Smith Corp.	11,300	495,844
Acuity Brands, Inc.	3,200	161,536
AptarGroup, Inc.	31,300	1,185,331
Barnes Group, Inc.	21,700	692,664
Blount International, Inc. (a)	11,600	131,776
Clarcor, Inc.	8,500	290,785
EnPro Industries, Inc. (a)	21,700	881,020
Koppers Holdings, Inc.	3,200	123,552
Tredegar Corp.	35,800	617,550
		4,580,058

Media — 1.8%
Belo Corp. Cl. A	12,800	222,208
Citadel Broadcasting Corp.	128,900	536,224
Cox Radio, Inc. Cl. A (a)	100	1,305
Entravision Communications Corp. Cl. A (a)	41,000	378,020
Gray Television, Inc.	38,200	324,318
Journal Communications, Inc. Cl. A	53,800	510,024
Lee Enterprises, Inc.	16,300	253,791
Lin TV Corp. Cl. A (a)	27,800	361,678
Salem Communications Corp. Cl. A	7,800	62,400
Westwood One, Inc.	22,800	62,700
		2,712,668

Metal Fabricate & Hardware — 1.3%
Ampco-Pittsburgh Corp.	16,500	649,770

8

Castle (A.M.) & Co.	3,100	$101,060
Circor International, Inc.	3,600	163,476
Mueller Water Products, Inc.-Class A (b)	4,000	49,560
Quanex Corp.	22,700	1,066,446
		2,030,312

Mining — 0.2%
Usec, Inc. (a) (b)	33,500	343,375

Office Equipment/Supplies — 0.1%
Ikon Office Solutions, Inc.	16,800	215,880

Office Furnishings — 0.2%
CompX International, Inc.	17,300	338,734

Oil & Gas — 2.4%
Berry Petroleum Co. Cl. A	8,000	316,720
Bill Barrett Corp. (a) (b)	4,500	177,345
Bois d’Arc Energy, Inc. (a)	1,400	26,838
Callon Petroleum Co. (a)	1,300	18,096
Delek US Holdings, Inc.	7,700	193,116
Energy Partners Ltd. (a)	18,900	277,452
EXCO Resources, Inc. (a) (b)	24,300	401,922
Grey Wolf, Inc. (a) (b)	69,500	455,225
Petrohawk Energy Corp. (a)	18,900	310,338
Rosetta Resources, Inc. (a)	33,500	614,390
Stone Energy Corp. (a)	8,300	332,083
Swift Energy Co. (a)	900	36,828
Whiting Petroleum Corp. (a)	10,500	466,725
		3,627,078

Oil & Gas Services — 1.2%
Exterran Holdings, Inc. (a)	5,600	449,904
Gulf Island Fabrication, Inc.	5,100	195,789
Hornbeck Offshore Services, Inc. (a)	15,400	565,180
Oil States International, Inc. (a) (b)	6,000	289,800
Trico Marine Services, Inc. (a)	6,000	178,800
Union Drilling, Inc. (a)	11,200	163,296
		1,842,769

Packaging & Containers — 0.5%
Silgan Holdings, Inc.	13,400	720,250

Pharmaceuticals — 0.6%
Par Pharmaceutical Cos., Inc. (a)	5,500	102,080
Perrigo Co.	4,400	93,940
Sciele Pharma, Inc. (a) (b)	18,900	491,778
ViroPharma, Inc. (a) (b)	33,700	299,930
		987,728

Real Estate — 0.3%
Avatar Holdings, Inc. (a) (b)	9,000	449,370
Hilltop Holdings, Inc. (a) (b)	2,359	27,695
		477,065

9

Real Estate Investment Trusts (REITS) — 7.4%
American Financial Realty Trust	39,100	$314,755
Anthracite Capital, Inc. REIT (b)	15,400	140,140
Anworth Mortgage Asset Corp.	28,100	151,459
Arbor Realty Trust, Inc. (b)	21,300	402,357
Ashford Hospitality Trust	43,500	437,175
CapLease Inc. (b)	33,700	345,425
Crystal River Capital, Inc. (b)	20,200	339,562
DiamondRock Hospitality Co.	20,300	353,423
Entertainment Properties Trust REIT (b)	2,000	101,600
Equity One, Inc. (b)	13,200	359,040
Extra Space Storage, Inc. (b)	13,500	207,765
First Industrial Realty Trust, Inc. (b)	20,500	796,835
GMH Communities Trust REIT	19,000	147,250
Gramercy Capital Corp. (b)	33,100	833,127
Hersha Hospitality Trust	74,600	738,540
IMPAC Mortgage Holdings, Inc. (b)	73,800	113,652
Inland Real Estate Corp.	2,800	43,372
Investors Real Estate Trust (b)	7,200	77,760
JER Investors Trust, Inc.	19,900	247,755
LaSalle Hotel Properties	4,500	189,360
Luminent Mortgage Capital, Inc. (b)	10,900	18,203
Medical Properties Trust, Inc. (b)	6,000	79,920
MFA Mortgage Investments, Inc.	54,100	433,882
National Retail Properties, Inc. REIT (b)	39,100	953,258
Newcastle Investment Corp. (b)	15,400	271,348
Pennsylvania REIT (b)	25,300	985,182
Quadra Realty Trust, Inc. REIT	10,000	95,300
Ramco-Gershenson Properties Trust	4,900	153,076
Realty Income Corp. (b)	32,700	913,965
Senior Housing Properties Trust	6,700	147,802
Sunstone Hotel Investors, Inc.	40,100	1,028,164
		11,420,452

Retail — 4.2%
99 Cents Only Stores (a)	5,300	54,431
AFC Enterprises, Inc. (a) (b)	39,900	600,495
Blockbuster, Inc. Cl. A (a) (b)	71,800	385,566
Bob Evans Farms, Inc.	1,000	30,180
Books-A-Million, Inc.	1,500	19,845
Brown Shoe Co., Inc.	1,725	33,465
Casey’s General Stores, Inc.	7,300	202,210
CEC Entertainment, Inc. (a)	3,600	96,732
Charming Shoppes, Inc. (a) (b)	6,000	50,400
Collective Brands, Inc. (a)	29,100	641,946
Conn’s, Inc. (a) (b)	15,400	367,906
CSK Auto Corp. (a)	55,700	593,205
Domino’s Pizza, Inc.	15,300	253,827
Dress Barn, Inc. (a)	33,900	576,639
Fred’s, Inc.	4,400	46,332
Group 1 Automotive, Inc.	2,300	77,211
Hot Topic, Inc. (a)	33,100	246,926
IHOP Corp. (b)	300	18,999

10

Insight Enterprises, Inc. (a) (b)	3,900	$100,659
Jack in the Box, Inc. (a)	2,000	129,680
Jo-Ann Stores, Inc. (a)	17,400	367,140
Longs Drug Stores Corp.	500	24,835
Movado Group, Inc.	12,900	411,768
Papa John’s International, Inc. (a)	1,900	46,436
The PEP Boys - Manny, Moe & Jack (b)	5,900	82,777
Regis Corp.	11,800	376,538
School Specialty, Inc. (a) (b)	19,900	689,137
Systemax, Inc. (b)	1,600	32,704
		6,557,989

Savings & Loans — 2.3%
BankAtlantic Bancorp, Inc. Cl. A	55,700	482,919
Bankunited Financial Corp. Cl. A (b)	31,300	486,402
Berkshire Hills Bancorp, Inc.	2,700	81,621
Dime Community Bancshares	4,400	65,868
Downey Financial Corp. (b)	9,100	525,980
First Niagara Financial Group, Inc.	9,000	127,350
First Place Financial Corp.	11,200	198,240
FirstFed Financial Corp. (a) (b)	14,300	708,565
Flagstar Bancorp, Inc. (b)	7,200	70,056
Franklin Bank Corp. (a) (b)	31,600	290,720
NewAlliance Bancshares, Inc. (b)	26,100	383,148
Provident Financial Services, Inc.	3,100	50,747
United Community Financial Corp.	5,600	40,432
		3,512,048

Semiconductors — 2.5%
Actel Corp. (a)	15,700	168,461
Asyst Technologies, Inc. (a)	6,400	33,856
Axcelis Technologies, Inc. (a)	2,600	13,286
Brooks Automation, Inc. (a)	16,600	236,384
Credence Systems Corp. (a)	135,700	419,313
Emulex Corp. (a)	42,100	807,057
Entegris, Inc. (a) (b)	81,700	709,156
MKS Instruments, Inc. (a)	11,200	213,024
Pericom Semiconductor Corp. (a)	1,900	22,268
Photronics, Inc. (a)	55,200	629,832
Rudolph Technologies, Inc. (a)	19,700	272,451
Skyworks Solutions, Inc. (a)	6,700	60,568
Triquint Semiconductor, Inc. (a)	2,700	13,257
Zoran Corp. (a)	14,400	290,880
		3,889,793

Software — 0.5%
Blackbaud, Inc.	100	2,524
Bottomline Technologies, Inc. (a)	13,200	165,396
CSG Systems International, Inc. (a)	8,800	187,000
Digi International, Inc. (a)	1,600	22,784
ManTech International Corp. Cl. A (a)	500	17,990
Pegasystems, Inc.	18,500	220,150
Sybase, Inc. (a)	5,700	131,841
		747,685

11

Telecommunications — 3.9%
3Com Corp. (a)	15,900	$78,546
Adaptec, Inc. (a)	2,700	10,314
Alaska Communications Systems Group, Inc.	18,800	271,660
Arris Group, Inc. (a)	11,000	135,850
Atlantic Tele-Network, Inc.	9,700	352,595
Black Box Corp.	4,500	192,420
Cincinnati Bell, Inc. (a)	44,300	218,842
Consolidated Communications Holdings, Inc.	36,800	721,648
Ditech Networks, Inc. (a)	600	3,162
EMS Technologies, Inc. (a)	8,800	215,864
Extreme Networks, Inc. (a)	2,100	8,064
Foundry Networks, Inc. (a)	27,400	486,898
General Communication, Inc. Cl. A (a)	20,400	247,656
Premiere Global Services, Inc. (a)	61,800	781,770
RF Micro Devices, Inc. (a) (b)	97,300	654,829
Savvis, Inc. (a) (b)	1,100	42,658
Shenandoah Telecom Co.	4,800	104,448
Surewest Communications	25,900	647,759
Sycamore Networks, Inc. (a)	3,500	14,245
Symmetricom, Inc. (a)	44,400	208,680
Syniverse Holdings, Inc. (a)	33,900	539,010
USA Mobility, Inc. (a)	1,700	28,679
		5,965,597

Toys, Games & Hobbies — 0.6%
JAKKS Pacific, Inc. (a) (b)	26,400	705,144
Leapfrog Enterprises, Inc. (a)	12,100	99,825
RC2 Corp. (a)	2,600	71,994
		876,963

Transportation — 2.1%
Atlas Air Worldwide Holdings, Inc. (a)	15,400	795,102
General Maritime Corp. (b)	30,600	854,046
Gulfmark Offshore, Inc. (a)	17,300	841,818
Heartland Express, Inc. (b)	15,800	225,624
Pacer International, Inc.	27,700	527,685
		3,244,275

TOTAL EQUITIES (Cost $161,909,456)		151,820,929

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 26.9%
Cash Equivalents — 25.5% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$721,182	$721,182
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	360,591	360,591
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	288,473	288,473

12

Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	$865,418	$865,418
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	216,354	216,354
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	360,590	360,590
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	360,590	360,590
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,442,362	1,442,362
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	360,590	360,590
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	360,591	360,591
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	576,945	576,945
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,947,191	1,947,191
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	432,709	432,709
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	4,110,736	4,110,736
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,442,363	1,442,363
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	432,709	432,709
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	288,473	288,473
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	432,709	432,709
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	359,366	359,366
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	3,605,908	3,605,908
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,081,773	1,081,773
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	72,118	72,118
Freddie Mac Discount Note
4.515%	10/24/2007	71,875	71,875
Freddie Mac Discount Note
4.527%	11/13/2007	280,763	280,763
Freddie Mac Discount Note
4.557%	10/26/2007	359,272	359,272
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	721,182	721,182
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	5,048,272	5,048,272
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,442,363	1,442,363
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	432,709	432,709

13

Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	$360,591	$360,591
Reserve Primary Money Market Fund (c)
		721,182	721,182
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	721,182	721,182
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	360,591	360,591
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	360,591	360,591
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	288,473	288,473
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	576,945	576,945
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,442,363	1,442,363
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,755,265	1,755,265
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	721,182	721,182
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	721,182	721,182
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	721,182	721,182
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	360,591	360,591
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	721,182	721,182
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	721,182	721,182
Wells Fargo Bank
5.450%	10/12/2007	360,591	360,591
			39,390,452

Repurchase Agreements — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		2,061,994	2,061,994

TOTAL SHORT-TERM INVESTMENTS (Cost $41,452,446)			41,452,446

TOTAL INVESTMENTS — 125.3% (Cost $203,361,902) (f)			$193,273,375

Other Assets/(Liabilities) — (25.3%)			(38,987,884)

NET ASSETS — 100.0%			$154,285,491

14

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $2,062,509. Collateralized by a U.S. Government Agency obligation with a rate of 4.225%, maturity date of 03/01/2035, and an aggregate market value, including accrued interest, of $2,104,581.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Select Small Company Value Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value

EQUITIES — 97.2%
COMMON STOCK — 97.2%
Aerospace & Defense — 1.4%
AAR Corp. (a)	45,300	$1,374,402
EDO Corp. (b)	23,900	1,338,639
Kratos Defense & Security Solutions, Inc. (a)	200,300	548,822
Moog, Inc. Cl. A (a)	48,848	2,146,381
Orbital Sciences Corp. (a) (b)	87,625	1,948,780
Teledyne Technologies, Inc. (a)	28,100	1,500,259
		8,857,283

Agriculture — 0.4%
Alliance One International, Inc. (a) (b)	119,300	780,222
Universal Corp. (b)	39,325	1,924,959
		2,705,181

Airlines — 0.7%
Airtran Holdings, Inc. (a) (b)	150,800	1,483,872
Republic Airways Holdings, Inc. (a)	88,050	1,864,018
SkyWest, Inc.	57,200	1,439,724
		4,787,614

Apparel — 1.1%
Kellwood Co. (b)	38,875	662,819
K-Swiss, Inc. Cl. A	70,000	1,603,700
Maidenform Brands, Inc. (a)	71,750	1,139,390
Phillips-Van Heusen Corp.	53,000	2,781,440
Wolverine World Wide, Inc.	44,675	1,224,095
		7,411,444

Automotive & Parts — 0.8%
Accuride Corp. (a)	57,900	701,169
ArvinMeritor, Inc. (b)	72,150	1,213,563
Tenneco, Inc. (a)	100,725	3,123,482
		5,038,214

Banks — 6.7%
Boston Private Financial Holdings, Inc. (b)	53,500	1,489,440
Central Pacific Financial Corp. (b)	35,225	1,028,570
City Holding Co.	56,575	2,059,896
Columbia Banking Systems, Inc.	116,550	3,708,621
East West Bancorp, Inc.	125,300	4,505,788
FirstMerit Corp.	153,075	3,024,762
Glacier Bancorp, Inc. (b)	135,225	3,045,267
Home Bancshares, Inc. (b)	53,500	1,165,765
IBERIABANK Corp.	44,525	2,344,241
Independent Bank Corp./Rockland, MA	55,725	1,655,032
National Penn Bancshares, Inc. (b)	137,720	2,253,099
Old National Bancorp	70,200	1,163,214
Pacific Capital Bancorp (b)	145,375	3,823,362
Prosperity Bancshares, Inc. (b)	41,875	1,388,575
Sterling Bancshares, Inc.	164,987	1,882,502

1

Sterling Financial Corp. (b)	53,400	$1,436,994
SVB Financial Group (a) (b)	84,600	4,006,656
West Coast Bancorp	41,225	1,171,202
Westamerica Bancorp. (b)	22,375	1,114,499
Wintrust Financial Corp.	39,500	1,686,255
		43,953,740

Biotechnology — 0.7%
Exelixis, Inc. (a)	106,600	1,128,894
Myriad Genetics, Inc. (a) (b)	70,100	3,655,715
		4,784,609

Building Materials — 1.7%
Drew Industries, Inc. (a)	37,700	1,533,636
Florida Rock Industries, Inc.	53,900	3,368,211
Genlyte Group, Inc. (a)	39,100	2,512,566
Gibraltar Industries, Inc.	109,600	2,027,600
Universal Forest Products, Inc.	47,600	1,423,240
		10,865,253

Chemicals — 2.9%
Airgas, Inc.	81,500	4,207,845
American Vanguard Corp. (b)	95,000	1,854,400
Arch Chemicals, Inc.	74,100	3,473,808
Chemtura Corp.	149,075	1,325,277
Ferro Corp. (b)	61,050	1,219,779
Innospec, Inc.	167,025	3,804,829
OM Group, Inc. (a)	23,900	1,262,159
Symyx Technologies, Inc. (a) (b)	86,300	749,947
The Valspar Corp.	29,700	808,137
		18,706,181

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	56,375	1,309,591
Foundation Coal Holdings, Inc.	52,625	2,062,900
		3,372,491

Commercial Services — 6.3%
Aaron Rents, Inc.	241,900	5,394,370
Administaff, Inc.	22,198	805,787
Albany Molecular Research, Inc. (a)	93,400	1,410,340
Consolidated Graphics, Inc. (a)	18,650	1,171,033
Dollar Thrifty Automotive Group, Inc. (a) (b)	117,600	4,079,544
Electro Rent Corp.	146,900	2,058,069
FTI Consulting, Inc. (a) (b)	91,500	4,603,365
Kforce, Inc. (a)	92,750	1,192,765
Landauer, Inc.	28,000	1,426,880
Live Nation, Inc. (a) (b)	34,100	724,625
McGrath Rentcorp	112,400	3,736,176
MPS Group, Inc. (a)	215,900	2,407,285
Navigant Consulting, Inc. (a) (b)	84,700	1,072,302
Pharmaceutical Product Development, Inc. (b)	89,700	3,178,968
Quanta Services, Inc. (a) (b)	94,700	2,504,815
Service Corp. International	126,100	1,626,690

2

Sotheby’s (b)	50,125	$2,395,474
Startek, Inc.	76,800	777,984
Steiner Leisure Ltd. (a)	18,125	786,625
		41,353,097

Computers — 1.3%
Brocade Communications Systems, Inc. (a)	169,375	1,449,850
Mentor Graphics Corp. (a)	52,600	794,260
Palm, Inc. (a) (b)	119,800	1,949,146
Perot Systems Corp. Cl. A (a)	76,125	1,287,274
SYKES Enterprises, Inc. (a)	77,725	1,291,012
Xyratex Ltd. (a)	76,800	1,473,792
		8,245,334

Consumer Products — 0.3%
Pool Corp. (b)	82,800	2,068,344

Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc. (a)	82,200	2,216,112

Distribution & Wholesale — 0.2%
Beacon Roofing Supply, Inc. (a) (b)	122,500	1,251,950

Diversified Financial — 2.2%
Calamos Asset Management, Inc. Cl. A (b)	44,297	1,250,504
Eaton Vance Corp.	74,627	2,982,095
Jefferies Group, Inc.	80,300	2,234,749
JMP Group, Inc.	56,100	526,218
Raymond James Financial, Inc. (b)	95,403	3,133,989
Student Loan Corp.	9,700	1,749,104
Waddell & Reed Financial, Inc. Cl. A	89,750	2,425,942
		14,302,601

Electric — 2.7%
Avista Corp.	92,650	1,885,427
Black Hills Corp. (b)	109,950	4,510,149
Cleco Corp.	162,150	4,097,530
El Paso Electric Co. (a)	90,500	2,093,265
Empire District Electric Co. (The)	34,700	783,873
MGE Energy, Inc.	33,925	1,134,452
PNM Resources, Inc.	57,100	1,329,288
Westar Energy, Inc.	67,000	1,645,520
		17,479,504

Electrical Components & Equipment — 1.4%
Advanced Energy Industries, Inc. (a)	88,200	1,331,820
Belden, Inc.	81,300	3,813,783
C&D Technologies, Inc. (a) (b)	85,500	425,790
Greatbatch, Inc. (a) (b)	54,900	1,459,791
Littelfuse, Inc. (a)	58,600	2,091,434
		9,122,618

Electronics — 3.3%
Analogic Corp.	17,600	1,122,176

3

Benchmark Electronics, Inc. (a)	61,700	$1,472,779
Checkpoint Systems, Inc. (a)	69,798	1,841,969
CTS Corp.	74,600	962,340
FLIR Systems, Inc. (a) (b)	87,900	4,868,781
Itron, Inc. (a) (b)	55,475	5,163,058
Methode Electronics, Inc.	28,500	428,925
Newport Corp. (a) (b)	79,700	1,213,831
Sanmina-SCI Corp. (a)	334,800	709,776
Woodward Governor Co.	64,300	4,012,320
		21,795,955

Energy - Alternate Sources — 0.2%
Headwaters, Inc. (a) (b)	65,235	970,697
Verenium Corp. (a) (b)	43,400	229,152
		1,199,849

Engineering & Construction — 1.9%
Emcor Group, Inc. (a)	75,475	2,366,896
Granite Construction, Inc.	34,600	1,834,492
Insituform Technologies, Inc. Cl. A (a) (b)	122,300	1,862,629
URS Corp. (a)	87,475	4,937,964
Washington Group International, Inc. (a)	16,250	1,426,912
		12,428,893

Entertainment — 0.2%
Macrovision Corp. (a)	60,300	1,485,189

Environmental Controls — 2.1%
Allied Waste Industries, Inc. (a) (b)	150,300	1,916,325
Calgon Carbon Corp. (a) (b)	207,500	2,896,700
Casella Waste Systems, Inc. Cl. A (a)	111,300	1,395,702
Metal Management, Inc.	80,600	4,368,520
Mine Safety Appliances Co.	20,600	970,466
Waste Connections, Inc. (a)	77,650	2,466,164
		14,013,877

Foods — 1.0%
Nash Finch Co. (b)	46,000	1,832,180
Spartan Stores, Inc.	56,275	1,267,876
TreeHouse Foods, Inc. (a)	94,400	2,553,520
Winn-Dixie Stores Inc.-W/I (a) (b)	43,300	810,576
		6,464,152

Forest Products & Paper — 1.6%
Buckeye Technologies, Inc. (a)	94,725	1,434,136
Building Materials Holding Corp. (b)	90,700	959,606
Deltic Timber Corp.	46,100	2,624,012
Potlatch Corp.	97,818	4,404,745
Wausau Paper Corp.	113,500	1,265,525
		10,688,024

Gas — 1.2%
AGL Resources, Inc.	41,325	1,637,296
Atmos Energy Corp.	57,700	1,634,064

4

Nicor, Inc. (b)	31,200	$1,338,480
Southwest Gas Corp.	62,800	1,776,612
Vectren Corp. (b)	44,100	1,203,489
		7,589,941

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc. (b)	31,100	1,278,521
Snap-on, Inc.	39,200	1,941,968
		3,220,489

Health Care - Products — 1.3%
Arrow International, Inc.	23,400	1,064,466
CONMED Corp. (a)	43,425	1,215,466
Invacare Corp. (b)	77,100	1,802,598
PSS World Medical, Inc. (a)	85,000	1,626,050
West Pharmaceutical Services, Inc.	62,500	2,603,750
		8,312,330

Health Care - Services — 2.4%
Amedisys, Inc. (a)	24,800	952,816
AMERIGROUP Corp. (a) (b)	63,000	2,172,240
Centene Corp. (a) (b)	35,822	770,531
Covance, Inc. (a)	50,300	3,918,370
Healthways, Inc. (a) (b)	43,630	2,354,711
LHC Group, Inc. (a)	7,600	163,172
Medcath Corp. (a)	78,800	2,163,848
National Healthcare Corp.	31,300	1,608,507
Sunrise Senior Living, Inc. (a) (b)	54,100	1,913,517
		16,017,712

Holding Company - Diversified — 0.2%
Compass Diversified Holdings	76,200	1,223,772

Home Builders — 1.0%
Hovnanian K. Enterprises, Inc. (a) (b)	69,104	766,363
M/I Homes, Inc. (b)	60,000	833,400
Meritage Homes Corp. (a) (b)	78,900	1,114,068
Skyline Corp.	34,900	1,049,792
Standard-Pacific Corp. (b)	75,000	415,500
Winnebago Industries, Inc. (b)	107,900	2,576,652
		6,755,775

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc. (b)	38,775	1,267,555
Stanley Furniture Co., Inc. (b)	80,400	1,306,500
		2,574,055

Household Products — 0.9%
Church & Dwight Co., Inc. (b)	35,250	1,658,160
CSS Industries, Inc.	54,700	1,967,559
The Scotts Miracle-Gro Co.	47,100	2,013,525
		5,639,244

5

Insurance — 6.1%
Argo Group International Holdings Ltd. (a)	29,438	$1,280,847
Delphi Financial Group, Inc. Cl. A	76,202	3,080,085
Employers Holdings, Inc.	15,000	309,150
The Hanover Insurance Group, Inc.	52,875	2,336,546
HCC Insurance Holdings, Inc.	57,325	1,641,788
Horace Mann Educators Corp.	93,850	1,849,783
IPC Holdings Ltd.	53,675	1,548,524
James River Group, Inc.	3,000	97,200
Markel Corp. (a) (b)	5,000	2,420,000
Max Capital Group Ltd.	86,700	2,431,068
The Midland Co.	55,300	3,039,288
National Interstate Corp. (b)	43,000	1,323,970
Navigators Group, Inc. (a)	35,700	1,936,725
Philadelphia Consolidated Holding Corp. (a)	66,710	2,757,791
The Phoenix Companies, Inc.	151,825	2,142,251
ProAssurance Corp. (a) (b)	92,500	4,982,975
Protective Life Corp.	38,100	1,616,964
State Auto Financial Corp.	51,800	1,515,150
United America Indemnity Ltd. Cl. A (a)	50,618	1,088,793
United Fire & Casualty Co.	30,700	1,200,063
Zenith National Insurance Corp.	31,600	1,418,524
		40,017,485

Internet — 1.3%
Digital River, Inc. (a) (b)	23,025	1,030,369
Harris Interactive, Inc. (a)	226,200	974,922
j2 Global Communications, Inc. (a)	41,575	1,360,750
United Online, Inc. (b)	122,700	1,841,727
Vignette Corp. (a)	81,875	1,643,231
Websense, Inc. (a)	100,000	1,973,000
		8,823,999

Investment Companies — 0.8%
Ares Capital Corp.	115,200	1,874,304
Hercules Technology Growth Capital, Inc. (b)	107,300	1,423,871
Kohlberg Capital Corp. (b)	121,100	1,823,766
		5,121,941

Iron & Steel — 0.9%
Carpenter Technology Corp.	32,300	4,199,323
Cleveland-Cliffs, Inc. (b)	22,150	1,948,535
		6,147,858

Leisure Time — 0.1%
Multimedia Games, Inc. (a) (b)	59,975	510,987

Machinery - Construction & Mining — 1.6%
Bucyrus International, Inc. Cl. A (b)	100,800	7,351,344
Joy Global, Inc.	60,150	3,059,229
		10,410,573
Machinery - Diversified — 1.3%
Flowserve Corp.	20,475	1,559,786
IDEX Corp.	99,125	3,607,159

6

Nordson Corp.	70,800	$3,554,868
		8,721,813

Machinery & Components — 0.2%
Watsco, Inc.	26,903	1,249,106

Manufacturing — 3.5%
Ameron International Corp.	34,000	3,596,180
AptarGroup, Inc.	106,900	4,048,303
Barnes Group, Inc.	53,675	1,713,306
EnPro Industries, Inc. (a)	34,325	1,393,595
Harsco Corp.	54,700	3,242,069
Hexcel Corp. (a) (b)	130,600	2,965,926
Matthews International Corp. Cl. A (b)	95,800	4,196,040
Myers Industries, Inc.	95,900	1,900,738
		23,056,157

Media — 0.6%
Journal Register Co.	89,000	213,600
Lee Enterprises, Inc.	60,450	941,207
Saga Communications, Inc. Cl. A (a)	119,200	874,928
Scholastic Corp. (a)	50,625	1,764,788
		3,794,523

Medical Supplies — 0.6%
Owens & Minor, Inc.	111,100	4,231,799

Metal Fabricate & Hardware — 0.9%
Ampco-Pittsburgh Corp.	38,200	1,504,316
Circor International, Inc.	35,700	1,621,137
Timken Co.	72,500	2,693,375
		5,818,828

Mining — 0.9%
Compass Minerals International, Inc.	48,425	1,648,387
Royal Gold, Inc. (b)	52,050	1,704,638
RTI International Metals, Inc. (a)	15,975	1,266,179
Stillwater Mining Co. (a)	134,400	1,382,976
		6,002,180

Oil & Gas — 5.0%
Atwood Oceanics, Inc. (a)	34,700	2,656,632
Cabot Oil & Gas Corp.	214,700	7,548,852
Forest Oil Corp. (a) (b)	145,003	6,240,929
GeoMet, Inc. (a) (b)	55,100	280,459
Mariner Energy, Inc. (a)	64,084	1,327,180
Penn Virginia Corp.	133,400	5,866,932
Petrohawk Energy Corp. (a)	118,175	1,940,434
Swift Energy Co. (a)	40,600	1,661,352
W&T Offshore, Inc.	41,800	1,019,084
Whiting Petroleum Corp. (a)	94,475	4,199,414
		32,741,268

7

Oil & Gas Services — 1.6%
CARBO Ceramics, Inc. (b)	33,700	$1,709,601
Hercules Offshore, Inc. (a) (b)	61,692	1,610,778
TETRA Technologies, Inc. (a)	172,400	3,644,536
Union Drilling, Inc. (a)	30,300	441,774
W-H Energy Services, Inc. (a)	44,000	3,245,000
		10,651,689

Packaging & Containers — 0.2%
Chesapeake Corp.	28,500	241,110
Graphic Packaging Corp. (a)	272,700	1,232,604
		1,473,714

Pharmaceuticals — 0.8%
Barr Pharmaceuticals, Inc. (a)	24,800	1,411,368
Pharmion Corp. (a)	56,400	2,602,296
Salix Pharmaceuticals Ltd. (a) (b)	113,125	1,405,013
		5,418,677

Pipelines — 0.5%
Oneok, Inc.	67,275	3,188,835

Real Estate Investment Trusts (REITS) — 5.1%
American Campus Communities REIT	60,050	1,758,865
Anworth Mortgage Asset Corp. (b)	246,550	1,328,905
FelCor Lodging Trust, Inc.	115,975	2,311,382
First Potomac Realty Trust REIT (b)	85,300	1,859,540
Highwoods Properties, Inc. (b)	34,125	1,251,364
Home Properties, Inc. (b)	28,075	1,464,954
Kilroy Realty Corp.	69,600	4,219,848
LaSalle Hotel Properties	72,300	3,042,384
Lexington Realty Trust REIT (b)	100,100	2,003,001
LTC Properties, Inc.	75,500	1,787,085
National Retail Properties, Inc. REIT (b)	67,750	1,651,745
Parkway Properties, Inc. REIT (b)	39,900	1,761,186
SL Green Realty Corp. (b)	19,800	2,312,046
Sovran Self Storage, Inc. REIT	25,250	1,157,460
Strategic Hotels & Resorts, Inc. REIT	110,600	2,277,254
Sun Communities, Inc.	49,175	1,479,184
Washington REIT (b)	62,200	2,063,796
		33,729,999

Retail — 4.4%
99 Cents Only Stores (a)	111,275	1,142,794
AFC Enterprises, Inc. (a)	71,700	1,079,085
Brinker International, Inc.	57,901	1,588,803
Brown Shoe Co., Inc.	57,000	1,105,800
Casey’s General Stores, Inc.	65,200	1,806,040
Cash America International, Inc.	38,261	1,438,614
CEC Entertainment, Inc. (a)	34,800	935,076
Dollar Tree Stores, Inc. (a)	40,125	1,626,668
Fred’s, Inc. (b)	82,900	872,937
Haverty Furniture Companies, Inc. (b)	123,500	1,083,095
Hot Topic, Inc. (a) (b)	137,000	1,022,020
OfficeMax, Inc. (b)	26,600	911,582

8

The Pantry, Inc. (a)	18,100	$463,903
RARE Hospitality International, Inc. (a) (b)	78,800	3,003,068
Ruby Tuesday, Inc.	52,700	966,518
School Specialty, Inc. (a) (b)	77,525	2,684,691
Sonic Corp. (a)	73,450	1,718,730
Stein Mart, Inc.	249,181	1,896,267
Tractor Supply Co. (a) (b)	33,125	1,526,731
Wet Seal, Inc. Cl. A (a)	267,875	1,036,676
Zale Corp. (a) (b)	46,400	1,073,696
		28,982,794

Savings & Loans — 0.9%
Astoria Financial Corp.	81,150	2,152,910
Flushing Financial Corp.	108,950	1,830,360
Northwest Bancorp, Inc. (b)	61,200	1,741,752
		5,725,022

Semiconductors — 1.8%
Atmel Corp. (a)	285,825	1,474,857
ATMI, Inc. (a)	45,500	1,353,625
Brooks Automation, Inc. (a)	134,305	1,912,503
Exar Corp. (a)	57,200	747,032
Fairchild Semiconductor International, Inc. (a)	93,275	1,742,377
GSI Group, Inc. (a)	169,200	1,911,960
OmniVision Technologies, Inc. (a) (b)	31,275	710,881
Zoran Corp. (a)	87,675	1,771,035
		11,624,270

Software — 2.8%
CSG Systems International, Inc. (a) (b)	49,100	1,043,375
Global Payments, Inc.	62,300	2,754,906
MicroStrategy, Inc. Cl. A (a)	11,100	880,674
MoneyGram International, Inc.	67,400	1,522,566
Progress Software Corp. (a) (b)	101,200	3,066,360
SeaChange International, Inc. (a)	225,950	1,563,574
SPSS, Inc. (a) (b)	111,100	4,570,654
Wind River Systems, Inc. (a)	229,800	2,704,746
		18,106,855

Telecommunications — 2.1%
Arris Group, Inc. (a)	86,600	1,069,510
Black Box Corp.	45,475	1,944,511
CommScope, Inc. (a)	44,425	2,231,912
Finisar Corp. (a)	382,025	1,069,670
Ixia (a)	155,800	1,358,576
Nice Systems Ltd. ADR (Israel) (a)	49,100	1,759,744
Oplink Communications, Inc. (a)	92,300	1,260,818
Premiere Global Services, Inc. (a)	183,100	2,316,215
Symmetricom, Inc. (a)	112,600	529,220
		13,540,176

Textiles — 0.5%
Culp, Inc. (a)	53,600	556,368
G&K Services, Inc. Cl. A	62,500	2,512,500
		3,068,868

9

Transportation — 2.9%
Genesee & Wyoming, Inc. Cl. A (a)	103,900	$2,996,476
Hub Group, Inc. Cl. A (a)	45,150	1,355,855
Kirby Corp. (a)	113,000	4,987,820
Landstar System, Inc.	139,600	5,859,012
Pacer International, Inc.	49,000	933,450
UTI Worldwide, Inc.	123,500	2,838,030
		18,970,643
TOTAL EQUITIES (Cost $562,952,628)		637,060,886

	Number of
	Shares	Market Value
MUTUAL FUNDS - 0.3%
Financial Services — 0.0%
Government Reserve Investment Fund	6,390	$6,389

Investment Companies — 0.3%
First Financial Fund (b)	134,831	1,712,354

TOTAL MUTUAL FUNDS (Cost $2,376,967)		1,718,743

TOTAL LONG TERM INVESTMENTS (Cost $565,329,595)		638,779,629

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 27.0%
Cash Equivalents — 24.7% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$2,959,834	$2,959,834
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	1,479,926	1,479,926
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	1,183,940	1,183,940
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	3,551,821	3,551,821
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	887,955	887,955
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	1,479,926	1,479,926
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	1,479,926	1,479,926
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	5,919,702	5,919,702
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	1,479,926	1,479,926

10

Barclays Eurodollar Time Deposit
5.550%	10/15/2007	$1,479,926	$1,479,926
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	2,367,881	2,367,881
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	7,991,598	7,991,598
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	1,775,911	1,775,911
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	16,871,151	16,871,151
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	5,919,702	5,919,702
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	1,775,911	1,775,911
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	1,183,940	1,183,940
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	1,775,911	1,775,911
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	1,474,898	1,474,898
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	14,799,256	14,799,256
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	4,439,777	4,439,777
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	295,986	295,986
Freddie Mac Discount Note
4.515%	10/24/2007	294,987	294,987
Freddie Mac Discount Note
4.527%	11/13/2007	1,152,300	1,152,300
Freddie Mac Discount Note
4.557%	10/26/2007	1,474,513	1,474,513
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	2,959,852	2,959,852
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	20,718,957	20,718,957
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	5,919,702	5,919,702
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	1,775,911	1,775,911
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	1,479,926	1,479,926
Reserve Primary Money Market Fund (c)
		2,959,852	2,959,852
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	2,959,852	2,959,852
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	1,479,926	1,479,926
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	1,479,926	1,479,926
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	1,183,940	1,183,940

11

Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	$2,367,881	$2,367,881
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	5,919,702	5,919,702
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	7,203,904	7,203,904
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	2,959,852	2,959,852
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	2,959,852	2,959,852
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	2,959,852	2,959,852
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	1,479,926	1,479,926
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	2,959,852	2,959,852
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	2,959,852	2,959,852
Wells Fargo Bank
5.450%	10/12/2007	1,479,926	1,479,926
			161,665,047

Repurchase Agreements — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		15,437,521	15,437,521

TOTAL SHORT-TERM INVESTMENTS (Cost $177,102,568)			177,102,568

TOTAL INVESTMENTS — 124.5% (Cost $742,432,163) (f)			$815,882,197

Other Assets/(Liabilities) — (24.5%)			(160,311,343)

NET ASSETS — 100.0%			$655,570,854

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $15,441,380. Collateralized by U.S. Government Agency obligations with rates ranging from 4.089% to 4.223%, maturity dates ranging from 2/01/2035 to 3/01/2035, and an aggregate market value, including accrued interest, of $15,747,805.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MassMutual Select Small Cap Core Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.1%
Greenfield Online, Inc. (a)	2,800	$42,700
ValueVision Media, Inc. Cl. A (a)	4,800	35,568
		78,268

Aerospace & Defense — 0.6%
Aerovironment, Inc. (a)	4,900	112,749
EDO Corp. (b)	400	22,404
Sequa Corp. Cl. A (a)	100	16,578
Triumph Group, Inc. (b)	300	24,513
United Industrial Corp.	1,900	142,994
		319,238

Agriculture — 1.2%
Alliance One International, Inc. (a) (b)	19,800	129,492
Universal Corp. (b)	7,800	381,810
Vector Group Ltd. (b)	5,145	115,299
		626,601

Airlines — 0.1%
Allegiant Travel Co. (a)	1,400	42,448
Pinnacle Airlines Corp. (a) (b)	2,100	33,642
		76,090

Apparel — 0.7%
Deckers Outdoor Corp. (a) (b)	1,271	139,556
Perry Ellis International, Inc. (a)	8,450	234,150
		373,706

Auto Manufacturers — 0.1%
Wabash National Corp.	7,100	80,159

Automotive & Parts — 1.9%
Amerigon, Inc. (a)	4,900	84,819
ArvinMeritor, Inc.	5,200	87,464
Cooper Tire & Rubber Co.	23,300	568,520
Exide Technologies (a) (b)	10,442	67,873
Hayes Lemmerz International, Inc. (a)	11,200	46,592
Lear Corp. (a)	600	19,260
Modine Manufacturing Co.	2,600	69,212
Standard Motor Products, Inc.	10,200	95,880
		1,039,620

Banks — 4.6%
Banco Latinoamericano de Exportaciones SA Cl. E	3,400	61,812
Bank Mutual Corp.	3,600	42,444
Banner Corp.	100	3,439
Cathay General Bancorp	7,000	225,470
Chemical Financial Corp.	100	2,425
City National Corp.	5,100	354,501

1

Community Banks, Inc.	1,000	$29,790
East West Bancorp, Inc.	8,200	294,872
First South Bancorp, Inc.	3	78
Hanmi Financial Corp.	15,500	240,095
Preferred Bank/Los Angeles, CA	7,871	309,645
Signature Bank (a)	700	24,661
The South Financial Group, Inc. (b)	9,900	225,126
Sterling Financial Corp./PA	900	15,435
SVB Financial Group (a) (b)	7,200	340,992
Texas Capital Bancshares, Inc. (a)	2,700	58,698
Umpqua Holdings Corp. (b)	10,600	212,106
Wells Fargo & Co.	794	29,092
		2,470,681

Beverages — 0.4%
Boston Beer Co., Inc. Cl. A (a)	2,200	107,052
National Beverage Corp.	24	204
PepsiAmericas, Inc.	3,900	126,516
		233,772

Biotechnology — 2.8%
Cambrex Corp.	10,400	113,256
Celera Genomics Group - Applera Corp. (a)	19,450	273,467
Exelixis, Inc. (a)	27,600	292,284
GenVec, Inc. (a)	12,700	29,845
Invitrogen Corp. (a)	600	49,038
Millennium Pharmaceuticals, Inc. (a)	44,606	452,751
Omrix Biopharmaceuticals, Inc. (a)	1,100	38,841
PDL BioPharma, Inc. (a)	2,000	43,220
Regeneration Technologies, Inc. (a)	2,400	25,728
Savient Pharmaceuticals, Inc. (a) (b)	14,735	214,394
		1,532,824

Building Materials — 0.5%
Goodman Global, Inc. (a)	11,400	272,232

Chemicals — 4.2%
Ashland, Inc.	1,300	78,273
CF Industries Holdings, Inc.	17,140	1,301,097
Innospec, Inc. (b)	10,020	228,256
Metabolix, Inc. (a)	1,600	38,816
Minerals Technologies, Inc.	400	26,800
OM Group, Inc. (a)	3,557	187,845
Stepan Co.	900	27,819
Terra Industries, Inc. (a) (b)	12,000	375,120
		2,264,026

Commercial Services — 7.5%
ABM Industries, Inc.	10,200	203,796
Albany Molecular Research, Inc. (a)	11,000	166,100
Arbitron, Inc.	2,000	90,680
Bowne & Co., Inc.	18,600	309,876
Career Education Corp. (a)	5,600	156,744
CDI Corp.	100	2,788

2

CorVel Corp. (a)	6,758	$156,245
CPI Corp.	3,389	130,544
DeVry, Inc.	6,300	233,163
DynCorp International, Inc. (a)	10,300	238,033
Gartner Group, Inc. (a)	4,800	117,408
Integrated Electrical Services, Inc. (a)	3,800	97,318
ITT Educational Services, Inc. (a)	1,100	133,859
Kelly Services, Inc. Cl. A	100	1,981
Labor Ready, Inc. (a)	4,600	85,146
PharmaNet Development Group, Inc. (a)	12,000	348,360
Premier Exhibitions, Inc. (a) (b)	7,400	111,592
Pre-Paid Legal Services, Inc. (a) (b)	7,500	415,950
Service Corp. International	100	1,290
Sotheby’s (b)	6,100	291,519
Spherion Corp. (a)	39,383	325,304
Stewart Enterprises, Inc. Cl. A	10,800	82,296
TeleTech Holdings, Inc. (a)	12,150	290,507
TNS, Inc. (b)	4,000	64,240
		4,054,739

Computers — 5.0%
Agilysys, Inc.	3,600	60,840
Ansoft Corp. (a)	6,377	210,313
Ciber, Inc. (a)	20,200	157,762
Electronics for Imaging, Inc. (a)	3,500	94,010
Hutchinson Technology, Inc. (a)	2,900	71,340
iGate Corp. (a)	9,000	77,130
Immersion Corp. (a) (b)	27,000	442,260
Lexmark International, Inc. Cl. A (a)	4,000	166,120
Magma Design Automation, Inc. (a)	13,200	185,724
Manhattan Associates, Inc. (a)	4,200	115,122
Quantum Corp. (a)	40,500	137,700
Sigma Designs, Inc. (a) (b)	15,300	738,072
SYKES Enterprises, Inc. (a)	73	1,213
Synopsys, Inc. (a)	8,855	239,793
		2,697,399

Consumer Services — 0.2%
Core-Mark Holding Co., Inc. (a)	2,700	95,121

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	1,700	45,832

Distribution & Wholesale — 0.3%
LKQ Corp. (a)	700	24,367
Tech Data Corp. (a)	3,305	132,597
		156,964

Diversified Financial — 0.9%
AmeriCredit Corp. (a)	18,000	316,440
GAMCO Investors, Inc. Cl. A	600	32,880
International Securities Exchange Holdings, Inc. (b)	1,500	99,705
Merrill Lynch & Co., Inc.	269	19,174
		468,199

3

Electric — 1.0%
Central Vermont Public Service Corp.	3,800	$138,852
OGE Energy Corp.	45	1,490
Otter Tail Corp.	800	28,520
Pinnacle West Capital Corp.	5,800	229,158
Portland General Electric Co.	300	8,340
Westar Energy, Inc.	5,900	144,904
		551,264

Electrical Components & Equipment — 1.6%
Belden, Inc.	6,155	288,731
C&D Technologies, Inc. (a) (b)	6,400	31,872
Energizer Holdings, Inc. (a) (b)	300	33,255
Graftech International Ltd. (a)	14,300	255,112
Greatbatch, Inc. (a) (b)	2,400	63,816
Superior Essex, Inc. (a)	5,143	191,731
		864,517

Electronics — 2.6%
Analogic Corp.	6,100	388,936
Avnet, Inc. (a)	4,100	163,426
Cubic Corp.	5,800	244,586
Dolby Laboratories, Inc. Cl. A (a)	1,400	48,748
II-VI, Inc. (a)	200	6,906
Methode Electronics, Inc.	8,000	120,400
PerkinElmer, Inc.	2,800	81,788
Varian, Inc. (a)	5,900	375,299
		1,430,089

Engineering & Construction — 1.0%
Emcor Group, Inc. (a)	6,014	188,599
Perini Corp. (a)	3,700	206,941
Stanley, Inc. (a)	5,500	151,525
		547,065

Environmental Controls — 0.2%
Calgon Carbon Corp. (a) (b)	8,300	115,868

Foods — 2.7%
Cal-Maine Foods, Inc. (b)	7,000	176,680
Chiquita Brands International, Inc. (a) (b)	10,900	172,547
Dean Foods Co.	2,500	63,950
Fresh Del Monte Produce, Inc. (b)	10,900	313,375
Nash Finch Co. (b)	3,500	139,405
Performance Food Group Co. (a)	17,572	529,444
Seaboard Corp. (b)	18	35,280
Village Super Market, Inc. Cl. A	200	10,400
		1,441,081

Forest Products & Paper — 0.5%
Buckeye Technologies, Inc. (a)	800	12,112
Domtar Corp. (a)	200	1,640
Potlatch Corp.	4,200	189,126

4

United Stationers, Inc. (a)	800	$44,416
		247,294

Gas — 0.2%
SEMCO Energy, Inc. (a)	16,600	130,974

Hand & Machine Tools — 0.4%
Baldor Electric Co.	1,700	67,915
Hardinge, Inc.	4,400	153,252
		221,167

Health Care - Products — 2.7%
Advanced Medical Optics, Inc. (a) (b)	1,600	48,944
Align Technology, Inc. (a) (b)	7,500	189,975
Cepheid, Inc. (a)	100	2,280
CONMED Corp. (a)	12,200	341,478
Cynosure, Inc. Cl. A (a)	800	29,520
Dade Behring Holdings, Inc.	600	45,810
Hologic, Inc. (a) (b)	800	48,800
Invacare Corp. (b)	4,400	102,872
Inverness Medical Innovations, Inc. (a)	900	49,788
Kinetic Concepts, Inc. (a) (b)	1,600	90,048
Kyphon, Inc. (a)	1,600	112,000
Osteotech, Inc. (a)	6,600	49,632
Sonic Innovations, Inc. (a)	8,500	77,945
SurModics, Inc. (a) (b)	1,000	49,010
Ventana Medical Systems, Inc. (a)	1,700	146,047
Zoll Medical Corp. (a)	3,136	81,285
		1,465,434

Health Care - Services — 1.0%
Apria Healthcare Group, Inc. (a)	9,600	249,696
Centene Corp. (a) (b)	5,500	118,305
Kindred Healthcare, Inc. (a)	2,000	35,820
Molina Healthcare, Inc. (a) (b)	1,800	65,286
WellCare Health Plans, Inc. (a)	500	52,715
		521,822

Home Builders — 0.2%
Coachmen Industries, Inc.	1,500	10,050
Fleetwood Enterprises, Inc. (a) (b)	4,900	41,895
Monaco Coach Corp.	4,500	63,135
		115,080

Home Furnishing — 0.5%
Tempur-Pedic International, Inc. (b)	7,300	260,975

Household Products — 0.3%
American Greetings Corp. Cl. A	6,300	166,320

Insurance — 4.6%
American Physicians Capital, Inc.	3,700	144,152
Arch Capital Group Ltd. (a)	100	7,441
Aspen Insurance Holdings Ltd.	11,000	307,010

5

Assured Guaranty Ltd.	20,900	$567,853
Endurance Specialty Holdings Ltd.	7,000	290,850
Flagstone Reinsurance Holdings Ltd.	6,100	81,069
Max Capital Group Ltd.	8,000	224,320
NYMAGIC, Inc.	5,000	139,050
Platinum Underwriters Holdings Ltd.	8,600	309,256
The PMI Group, Inc. (b)	4,400	143,880
Reinsurance Group of America, Inc.	1,995	113,256
SeaBright Insurance Holdings Ltd. (a)	3,200	54,624
Security Capital Assurance Ltd. (b)	5,200	118,768
		2,501,529

Internet — 6.1%
1-800-Flowers.com, Inc. Cl. A (a)	5,800	67,222
Asiainfo Holdings, Inc. (a)	32,600	295,356
Authorize.Net Holdings, Inc. (a)	10,300	181,589
Blue Nile, Inc. (a) (b)	5,600	527,072
Chordiant Software, Inc. (a)	23,400	324,324
CMGI, Inc. (a)	90,000	122,400
eResearch Technology, Inc. (a) (b)	6,400	72,896
Interwoven, Inc. (a)	26,375	375,316
LoopNet, Inc. (a) (b)	1,700	34,918
On2 Technologies, Inc. (a) (b)	54,500	63,220
RealNetworks, Inc. (a)	12,700	86,106
S1 Corp. (a)	28,426	257,255
Shutterfly, Inc. (a)	8,900	283,999
Vasco Data Security International, Inc. (a)	5,600	197,736
Vignette Corp. (a)	19,000	381,330
Vocus, Inc. (a)	1,200	35,088
		3,305,827

Investment Companies — 0.6%
Apollo Investment Corp.	8,700	180,960
Capital Southwest Corp. (b)	1,200	147,312
		328,272

Iron & Steel — 0.8%
Ryerson, Inc. (b)	10,000	337,400
Schnitzer Steel Industries, Inc. Cl. A	1,400	102,606
		440,006

Leisure Time — 0.4%
Multimedia Games, Inc. (a)	5,800	49,416
Polaris Industries, Inc.	3,500	152,670
		202,086

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc. (a)	1,100	63,195

Machinery - Diversified — 1.3%
Chart Industries, Inc. (a)	3,600	115,776
Hurco Companies, Inc. (a)	3,000	162,180
Middleby Corp. (a)	700	45,178
NACCO Industries, Inc. Cl. A	700	72,436

6

Robbins & Myers, Inc. (b)	3,900	$223,431
Tecumseh Products Co. Cl. A (a)	3,600	69,300
		688,301

Manufacturing — 1.8%
AZZ, Inc. (a)	3,100	108,376
EnPro Industries, Inc. (a)	2,274	92,324
Koppers Holdings, Inc.	1,600	61,776
Lydall, Inc. (a)	400	3,712
SPX Corp.	1,964	181,788
Sturm, Ruger & Co., Inc. (a)	3,900	69,849
Tredegar Corp.	26,800	462,300
		980,125

Media — 1.7%
Belo Corp. Cl. A	48,100	835,016
Lin TV Corp. Cl. A (a)	7,600	98,876
		933,892

Metal Fabricate & Hardware — 1.0%
Ampco-Pittsburgh Corp.	1,700	66,946
Circor International, Inc.	1,000	45,410
Mueller Industries, Inc.	1,200	43,368
Sun Hydraulics Corp.	10,250	325,950
Trimas Corp. (a)	5,400	71,658
		553,332

Mining — 0.6%
Hecla Mining Co. (a)	10,500	93,975
Usec, Inc. (a) (b)	21,655	221,964
		315,939

Office Equipment/Supplies — 0.2%
Ikon Office Solutions, Inc.	7,599	97,647

Office Furnishings — 0.3%
HNI Corp.	3,800	136,800

Oil & Gas — 3.0%
Alon USA Energy, Inc.	1,800	60,804
Delek US Holdings, Inc.	3,400	85,272
Grey Wolf, Inc. (a) (b)	26,600	174,230
Gulfport Energy Corp. (a)	3,000	70,980
Holly Corp.	1,500	89,745
Petroquest Energy, Inc. (a)	4,500	48,285
Rosetta Resources, Inc. (a)	13,900	254,926
Stone Energy Corp. (a)	3,600	144,036
Swift Energy Co. (a)	12,500	511,500
Western Refining, Inc. (b)	4,400	178,552
		1,618,330

Oil & Gas Services — 0.5%
Dawson Geophysical Co. (a)	1,600	124,016
Newpark Resources, Inc. (a)	5,900	31,624

7

Trico Marine Services, Inc. (a)	4,300	$128,140
		283,780

Pharmaceuticals — 4.3%
Bioenvision, Inc. (a)	1,200	6,336
Caraco Pharmaceutical Laboratories Ltd. (a)	12,220	186,355
Cephalon, Inc. (a)	1,900	138,814
Cubist Pharmaceuticals, Inc. (a)	23,800	502,894
CytRx Corp. (a) (b)	8,489	29,372
Javelin Pharmaceuticals, Inc. (a)	8,800	44,176
NBTY, Inc. (a)	1,300	52,780
PharMerica Corp. (a) (b)	5,124	76,450
Pharmion Corp. (a)	5,100	235,314
Poniard Pharmaceuticals, Inc. (a)	4,809	27,267
Pozen, Inc. (a) (b)	1,500	16,590
United Therapeutics Corp. (a) (b)	11,000	731,940
Vanda Pharmaceuticals, Inc. (a) (b)	1,000	13,910
Watson Pharmaceutical, Inc. (a)	6,300	204,120
Xenoport, Inc. (a)	1,600	75,280
		2,341,598

Real Estate — 0.4%
Jones Lang Lasalle, Inc.	2,300	236,348

Real Estate Investment Trusts (REITS) — 4.5%
Agree Realty Corp. REIT	700	21,938
Alesco Financial, Inc. REIT (b)	47,300	232,716
Annaly Capital Management, Inc. REIT	4,200	66,906
Anthracite Capital, Inc. REIT (b)	28,101	255,719
BRE Properties, Inc. Cl. A REIT	2,300	128,639
BRT Realty Trust REIT (b)	3,800	65,892
Capital Trust Cl. A REIT	400	14,200
Cousins Properties, Inc.	50	1,468
Entertainment Properties Trust REIT	10,100	513,080
Federal Realty Investment Trust REIT	1,100	97,460
Gramercy Capital Corp. (b)	1,800	45,306
HCP, Inc. REIT (b)	100	3,317
iStar Financial, Inc. (b)	4,000	135,960
Medical Properties Trust, Inc. (b)	28,960	385,747
National Health Investors, Inc.	1,000	30,910
Regency Centers Corp.	2,900	222,575
Taubman Centers, Inc. REIT	2,300	125,925
Ventas, Inc.	2,300	95,220
		2,442,978

Retail — 3.0%
Aeropostale, Inc. (a)	1,000	19,060
Applebee’s International, Inc.	2,300	57,224
Asbury Automotive Group, Inc.	6,497	128,706
AutoNation, Inc. (a) (b)	3,700	65,564
Bell Microproducts, Inc. (a)	13,100	81,482
BJ’s Wholesale Club, Inc. (a)	800	26,528
California Pizza Kitchen, Inc. (a)	2,500	43,925
Gamestop Corp. Cl. A (a)	900	50,715

8

Jack in the Box, Inc. (a) (b)	2,600	$168,584
Jo-Ann Stores, Inc. (a)	5,600	118,160
Landry’s Restaurants, Inc.	8,600	227,556
O’Charley’s, Inc.	16,500	250,140
RadioShack Corp. (b)	6,600	136,356
Rush Enterprises, Inc. Cl. A (a)	500	12,675
Sonic Automotive, Inc.	5,900	141,246
Systemax, Inc. (b)	4,400	89,936
		1,617,857

Savings & Loans — 2.8%
Bankfinancial Corp.	1,400	22,148
Bankunited Financial Corp. Cl. A	1,000	15,540
Brookline Bancorp, Inc.	7,800	90,402
Downey Financial Corp. (b)	2,900	167,620
First Niagara Financial Group, Inc.	500	7,075
Flagstar Bancorp, Inc. (b)	4,600	44,758
NewAlliance Bancshares, Inc.	8,400	123,312
Partners Trust Financial Group, Inc.	3,200	38,944
Provident Financial Services, Inc. (b)	42,200	690,814
Provident New York Bancorp	3,500	45,885
TierOne Corp.	1,000	26,470
Washington Federal, Inc.	9,200	241,592
		1,514,560

Semiconductors — 2.3%
Advanced Analogic Technologies, Inc. (a)	4,200	44,688
AMIS Holdings, Inc. (a)	7,700	74,767
Credence Systems Corp. (a)	11,400	35,226
Exar Corp. (a)	5,029	65,679
Micrel, Inc.	4,100	44,280
MIPS Technologies, Inc. (a)	5,300	41,870
Monolithic Power Systems, Inc. (a)	6,600	167,640
Novellus Systems, Inc. (a) (b)	7,200	196,272
Skyworks Solutions, Inc. (a)	44,900	405,896
Teradyne, Inc. (a)	9,300	128,340
Ultra Clean Holdings, Inc. (a)	3,300	48,510
		1,253,168

Software — 4.2%
Captaris, Inc. (a)	18,694	98,891
Compuware Corp. (a)	100	802
Dun & Bradstreet Corp.	1,100	108,471
Fair Isaac Corp.	10,000	361,100
Lawson Software, Inc. (a)	1,100	11,011
Novell, Inc. (a)	16,600	126,824
Omniture, Inc. (a)	11,400	345,648
Pegasystems, Inc.	3,200	38,080
Phase Forward, Inc. (a)	7,600	152,076
Phoenix Technologies Ltd. (a)	9,500	101,745
Synchronoss Technologies, Inc. (a) (b)	11,100	466,866
Taleo Corp., Cl. A (a)	17,100	434,511
		2,246,025

9

Telecommunications — 5.9%
Andrew Corp. (a)	600	$8,310
Aruba Networks, Inc. (a) (b)	13,200	264,000
Atlantic Tele-Network, Inc.	3,000	109,050
Cbeyond, Inc. (a)	5,200	212,108
C-COR, Inc. (a)	21,700	249,333
Centennial Communications Corp. (a)	700	7,084
Consolidated Communications Holdings, Inc.	4,800	94,128
EMS Technologies, Inc. (a)	1,300	31,889
Iowa Telecommunications Services, Inc. (b)	3,000	59,550
Loral Space & Communications (a)	5,900	234,525
Network Equipment Technologies, Inc. (a)	8,300	120,350
Novatel Wireless, Inc. (a) (b)	14,900	337,485
NTELOS Holdings Corp.	11,600	341,736
PAETEC Holding Corp. (a)	6,900	86,043
Premiere Global Services, Inc. (a)	7,700	97,405
RF Micro Devices, Inc. (a) (b)	69,800	469,754
Surewest Communications	9,400	235,094
USA Mobility, Inc. (a)	4,900	82,663
UTStarcom, Inc. (a) (b)	41,492	151,861
		3,192,368

Transportation — 3.2%
Genco Shipping & Trading Ltd. (b)	4,200	275,226
General Maritime Corp. (b)	14,900	415,859
Gulfmark Offshore, Inc. (a)	6,800	330,888
J.B. Hunt Transport Services, Inc.	1,200	31,560
Knightsbridge Tankers Ltd. (b)	2,400	64,560
Overseas Shipholding Group, Inc.	1,707	131,149
Ryder System, Inc.	1,600	78,400
Ship Finance International Ltd.	3,400	89,318
TBS International Ltd. (a) (b)	7,500	309,375
		1,726,335
TOTAL EQUITIES (Cost $55,380,430)		53,984,719

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 23.0%
Cash Equivalents — 22.9% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$226,579	$226,579
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	113,290	113,290
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	90,632	90,632
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	271,895	271,895
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	67,974	67,974
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	113,290	113,290

10

Barclays Eurodollar Time Deposit
5.330%	10/04/2007	$113,290	$113,290
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	453,159	453,159
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	113,290	113,290
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	113,290	113,290
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	181,264	181,264
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	611,765	611,765
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	135,948	135,948
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	1,291,503	1,291,503
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	453,159	453,159
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	135,948	135,948
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	90,632	90,632
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	135,948	135,948
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	112,905	112,905
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,132,897	1,132,897
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	339,869	339,869
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	22,658	22,658
Freddie Mac Discount Note
4.515%	10/24/2007	22,581	22,581
Freddie Mac Discount Note
4.527%	11/13/2007	88,210	88,210
Freddie Mac Discount Note
4.557%	10/26/2007	112,875	112,875
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	226,579	226,579
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	1,586,056	1,586,056
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	453,159	453,159
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	135,948	135,948
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	113,290	113,290
Reserve Primary Money Market Fund (c)
		226,579	226,579
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	226,579	226,579

11

Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	$113,290	$113,290
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	113,290	113,290
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	90,632	90,632
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	181,264	181,264
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	453,159	453,159
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	551,466	551,466
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	226,579	226,579
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	226,579	226,579
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	226,579	226,579
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	113,290	113,290
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	226,579	226,579
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	226,579	226,579
Wells Fargo Bank
5.450%	10/12/2007	113,290	113,290
			12,375,617

Repurchase Agreements — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		75,837	75,837

TOTAL SHORT-TERM INVESTMENTS (Cost $12,451,454)			12,451,454

TOTAL INVESTMENTS — 122.7% (Cost $67,831,884) (f)			$66,436,173

Other Assets/(Liabilities) — (22.7%)			(12,310,813)

NET ASSETS — 100.0%			$54,125,360

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

12

(e)             Maturity value of $75,856. Collateralized by a U.S. Government Agency obligation with a rate of 4.829%, maturity date of 10/01/2035, and an aggregate market value, including accrued interest, of $78,749.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select Mid Cap Growth Equity Fund — Portfolio of Investments
September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK — 99.1%
Aerospace & Defense — 2.9%
BE Aerospace, Inc. (a)	51,900	$2,155,407
Rockwell Collins, Inc.	37,525	2,740,826
		4,896,233

Apparel — 3.5%
Coach, Inc. (a)	39,050	1,845,893
Crocs, Inc. (a) (b)	35,700	2,400,825
VF Corp.	20,425	1,649,319
		5,896,037

Auto Manufacturers — 1.3%
Paccar, Inc.	26,400	2,250,600

Automotive & Parts — 1.2%
The Goodyear Tire & Rubber Co. (a)	67,325	2,047,353

Biotechnology — 1.2%
Celgene Corp. (a)	29,600	2,110,776

Chemicals — 1.3%
Albemarle Corp.	48,925	2,162,485

Commercial Services — 5.5%
Corrections Corp. of America (a)	107,100	2,802,807
ITT Educational Services, Inc. (a)	16,275	1,980,505
Quanta Services, Inc. (a) (b)	106,650	2,820,892
Ritchie Bros. Auctioneers, Inc.	26,400	1,718,640
		9,322,844

Computers — 2.4%
Cognizant Technology Solutions Corp. Cl. A (a)	19,775	1,577,452
FactSet Research Systems, Inc.	35,450	2,430,097
		4,007,549

Cosmetics & Personal Care — 1.4%
Alberto-Culver Co.	94,000	2,330,260

Diversified Financial — 2.7%
Ameriprise Financial, Inc.	28,800	1,817,568
IntercontinentalExchange, Inc. (a)	18,600	2,825,340
		4,642,908

Electric — 2.7%
Allegheny Energy, Inc. (a)	34,425	1,799,050
Constellation Energy Group, Inc.	32,125	2,756,004
		4,555,054

Electrical Components & Equipment — 1.4%
General Cable Corp. (a) (b)	36,400	2,443,168

1

Electronics — 6.4%
Amphenol Corp. Cl. A	60,000	$2,385,600
Avnet, Inc. (a)	58,500	2,331,810
FLIR Systems, Inc. (a) (b)	39,000	2,160,210
Garmin Ltd. (b)	17,400	2,077,560
Thermo Fisher Scientific, Inc. (a)	34,600	1,997,112
		10,952,292

Engineering & Construction — 1.6%
McDermott International, Inc. (a)	49,500	2,676,960

Environmental Controls — 2.6%
Stericycle, Inc. (a)	75,800	4,332,728

Foods — 2.1%
The Kroger Co.	124,500	3,550,740

Health Care - Products — 3.8%
Dentsply International, Inc.	46,500	1,936,260
Intuitive Surgical, Inc. (a)	12,800	2,944,000
St. Jude Medical, Inc. (a)	36,000	1,586,520
		6,466,780

Health Care - Services — 4.9%
Health Net, Inc. (a)	42,700	2,307,935
Laboratory Corp. of America Holdings (a)	25,600	2,002,688
WellCare Health Plans, Inc. (a) (b)	38,600	4,069,598
		8,380,221

Insurance — 1.3%
CNA Financial Corp.	56,000	2,201,920

Iron & Steel — 2.9%
AK Steel Holding Corp. (a)	48,500	2,131,575
Allegheny Technologies, Inc.	25,300	2,781,735
		4,913,310

Lodging — 1.5%
Wynn Resorts Ltd. (b)	16,700	2,631,252

Machinery - Diversified — 3.5%
Cummins, Inc.	18,900	2,417,121
The Manitowoc Co., Inc.	78,450	3,473,766
		5,890,887

Manufacturing — 0.9%
Ceradyne, Inc. (a)	21,200	1,605,688

Media — 1.0%
EchoStar Communications Corp. Cl. A (a)	35,500	1,661,755

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	16,100	2,382,478

2

Oil & Gas — 2.6%
Frontier Oil Corp.	37,200	$1,549,008
Holly Corp.	49,350	2,952,611
		4,501,619

Oil & Gas Services — 6.6%
Cameron International Corp. (a)	30,200	2,787,158
FMC Technologies, Inc. (a) (b)	74,200	4,278,372
National Oilwell Varco, Inc. (a)	29,000	4,190,500
		11,256,030

Packaging & Containers — 1.3%
Owens-Illinois, Inc. (a)	53,500	2,217,575

Pharmaceuticals — 2.5%
Allergan, Inc.	25,000	1,611,750
Express Scripts, Inc. (a)	47,200	2,634,704
		4,246,454

Real Estate — 1.2%
Jones Lang Lasalle, Inc.	19,300	1,983,268

Retail — 3.6%
AutoZone, Inc. (a)	15,950	1,852,433
Dick’s Sporting Goods, Inc. (a)	37,700	2,531,555
Yum! Brands, Inc.	51,800	1,752,394
		6,136,382

Semiconductors — 5.4%
Lam Research Corp. (a)	29,300	1,560,518
MEMC Electronic Materials, Inc. (a)	28,800	1,695,168
Nvidia Corp. (a)	103,500	3,750,840
Varian Semiconductor Equipment Associates, Inc. (a)	40,400	2,162,208
		9,168,734

Software — 3.6%
NAVTEQ Corp. (a)	39,800	3,103,206
Nuance Communications, Inc. (a) (b)	156,300	3,018,153
		6,121,359

Telecommunications — 8.8%
CommScope, Inc. (a)	44,600	2,240,704
Juniper Networks, Inc. (a)	119,600	4,378,556
NII Holdings, Inc. Cl. B (a)	24,200	1,988,030
Qwest Communications International, Inc. (a) (b)	209,525	1,919,249
SBA Communications Corp. Cl. A (a)	63,200	2,229,696
US Cellular Corp. (a)	22,575	2,216,865
		14,973,100

Toys, Games & Hobbies — 2.1%
Hasbro, Inc.	60,475	1,686,043
Mattel, Inc.	82,875	1,944,248
		3,630,291
TOTAL EQUITIES (Cost $142,088,855)		$168,547,090

3

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.7%
Cash Equivalents — 11.7% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$366,248	$366,248
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	183,120	183,120
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	146,496	146,496
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	439,488	439,488
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	109,872	109,872
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	183,120	183,120
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	183,120	183,120
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	732,481	732,481
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	183,120	183,120
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	183,120	183,120
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	292,992	292,992
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	988,849	988,849
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	219,744	219,744
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	2,087,570	2,087,570
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	732,481	732,481
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	219,744	219,744
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	146,496	146,496
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	219,744	219,744
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	182,498	182,498
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	1,831,202	1,831,202
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	549,361	549,361
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	36,624	36,624

4

Freddie Mac Discount Note
4.515%	10/24/2007	$36,500	$36,500
Freddie Mac Discount Note
4.527%	11/13/2007	142,581	142,581
Freddie Mac Discount Note
4.557%	10/26/2007	182,450	182,450
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	366,240	366,240
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	2,563,683	2,563,683
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	732,481	732,481
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	219,744	219,744
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	183,120	183,120
Reserve Primary Money Market Fund (c)
		366,240	366,240
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	366,240	366,240
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	183,120	183,120
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	183,120	183,120
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	146,496	146,496
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	292,992	292,992
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	732,481	732,481
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	891,383	891,383
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	366,240	366,240
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	366,240	366,240
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	366,240	366,240
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	183,120	183,120
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	366,240	366,240
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	366,240	366,240
Wells Fargo Bank
5.450%	10/12/2007	183,120	183,120
			20,003,801

Repurchase Agreements — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		1,668,850	1,668,850

5

TOTAL SHORT-TERM INVESTMENTS (Cost $21,672,651)	$21,672,651

TOTAL INVESTMENTS — 111.8% (Cost $163,761,506) (f)	$190,219,741

Other Assets/(Liabilities) — (11.8%)	(20,131,638)

NET ASSETS — 100.0%	$170,088,103

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $1,669,267.  Collateralized by a U.S. Government Agency obligation with a rate of 6.103%, a maturity date of 1/15/2035, and an aggregate market value, including accrued interest, of $1,705,801.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Select Mid Cap Growth Equity II Fund — Portfolio of Investments
September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.4%
COMMON STOCK — 97.4%
Advertising — 2.4%
Catalina Marketing Corp. (a)	185,000	$5,992,150
Clear Channel Outdoor Holdings, Inc. Cl. A (a) (b)	333,500	8,504,250
Focus Media Holding Ltd. ADR (China) (a) (b)	47,900	2,779,158
Getty Images, Inc. (a)	10,900	303,456
Lamar Advertising Co. Cl. A (b)	252,900	12,384,513
Omnicom Group, Inc.	82,700	3,977,043
WPP Group PLC Sponsored ADR (United Kingdom)	33,500	2,261,250
		36,201,820

Aerospace & Defense — 2.2%
Alliant Techsystems, Inc. (a)	114,500	12,514,850
Empresa Brasileira de Aeronautica SA ADR (Brazil) (b)	42,000	1,844,640
Rockwell Collins, Inc.	259,500	18,953,880
		33,313,370

Airlines — 0.7%
SkyWest, Inc.	42,300	1,064,691
Southwest Airlines Co.	677,200	10,022,560
		11,087,251

Apparel — 0.2%
Coach, Inc. (a)	79,700	3,767,419

Auto Manufacturers — 0.6%
Oshkosh Truck Corp.	144,000	8,923,680

Automotive & Parts — 0.6%
WABCO Holdings, Inc. (b)	199,900	9,345,325

Banks — 0.7%
City National Corp.	14,700	1,021,797
East West Bancorp, Inc.	16,700	600,532
First Horizon National Corp. (b)	33,400	890,444
Northern Trust Corp.	64,600	4,281,042
SVB Financial Group (a) (b)	56,800	2,690,048
Synovus Financial Corp.	23,700	664,785
UCBH Holdings, Inc.	29,900	522,652
		10,671,300

Beverages — 0.3%
Brown-Forman Corp. Cl. B	32,200	2,412,102
Cott Corp. (a) (b)	223,000	1,777,310
		4,189,412

Biotechnology — 2.4%
Celgene Corp. (a)	15,100	1,076,781
Charles River Laboratories International, Inc. (a)	37,500	2,105,625
Genzyme Corp. (a)	18,600	1,152,456
Human Genome Sciences, Inc. (a) (b)	278,000	2,860,620

1

Illumina, Inc. (a) (b)	104,600	$5,426,648
Integra LifeSciences Holdings Corp. (a) (b)	17,600	855,008
Invitrogen Corp. (a)	28,700	2,345,651
Martek Biosciences Corp. (a) (b)	26,500	769,295
Millipore Corp. (a) (b)	20,200	1,531,160
Myriad Genetics, Inc. (a) (b)	55,000	2,868,250
PDL BioPharma, Inc. (a)	98,000	2,117,780
QIAGEN NV (a) (b)	310,500	6,026,805
Vertex Pharmaceuticals, Inc. (a)	180,700	6,940,687
		36,076,766

Building Materials — 0.4%
American Standard Cos., Inc.	132,000	4,701,840
Genlyte Group, Inc. (a)	23,800	1,529,388
		6,231,228

Chemicals — 0.3%
Ecolab, Inc.	58,100	2,742,320
Sigma-Aldrich Corp.	24,100	1,174,634
The Valspar Corp.	22,900	623,109
		4,540,063

Coal — 1.7%
CONSOL Energy, Inc.	314,500	14,655,700
Foundation Coal Holdings, Inc.	146,700	5,750,640
Peabody Energy Corp.	110,000	5,265,700
		25,672,040

Commercial Services — 5.7%
Apollo Group, Inc. Cl. A (a)	40,006	2,406,361
Block (H&R), Inc. (b)	34,900	739,182
ChoicePoint, Inc. (a) (b)	75,900	2,878,128
The Corporate Executive Board Co. (b)	51,900	3,853,056
DeVry, Inc.	45,200	1,672,852
Equifax, Inc.	35,500	1,353,260
Fastenal Co. (b)	165,700	7,524,437
Iron Mountain, Inc. (a) (b)	292,975	8,929,878
ITT Educational Services, Inc. (a)	14,700	1,788,843
LECG Corp. (a)	41,800	622,820
Manpower, Inc.	138,800	8,931,780
Monster Worldwide, Inc. (a) (b)	276,900	9,431,214
Moody’s Corp.	76,600	3,860,640
Quanta Services, Inc. (a) (b)	308,800	8,167,760
Resources Connection, Inc.	44,000	1,018,600
Ritchie Bros. Auctioneers, Inc.	38,900	2,532,390
Robert Half International, Inc.	193,600	5,780,896
SAIC, Inc. (a) (b)	491,000	9,422,290
VistaPrint Ltd. (a)	30,500	1,139,785
Western Union	252,200	5,288,634
		87,342,806

Computers — 3.3%
Cadence Design Systems, Inc. (a)	34,000	754,460
Cognizant Technology Solutions Corp. Cl. A (a)	44,600	3,557,742

2

DST Systems, Inc. (a)	174,800	$14,999,588
FactSet Research Systems, Inc.	31,700	2,173,035
IHS, Inc. Cl. A (a)	66,000	3,728,340
Jack Henry & Associates, Inc.	203,800	5,270,268
Logitech International SA (a) (b)	35,900	1,060,845
Network Appliance, Inc. (a)	169,700	4,566,627
Perot Systems Corp. Cl. A (a)	51,900	877,629
Seagate Technology	488,100	12,485,598
Synopsys, Inc. (a)	39,700	1,075,076
		50,549,208

Cosmetics & Personal Care — 0.2%
Avon Products, Inc.	82,100	3,081,213

Distribution & Wholesale — 0.2%
LKQ Corp. (a)	42,000	1,462,020
Grainger W.W., Inc.	21,200	1,933,228
		3,395,248

Diversified Financial — 3.9%
Affiliated Managers Group, Inc. (a) (b)	56,100	7,153,311
The Bear Stearns Cos., Inc.	13,900	1,707,059
BlackRock, Inc. (b)	13,100	2,271,671
CME Group, Inc.	6,425	3,773,724
Discover Financial Services (a)	221,000	4,596,800
E*TRADE Financial Corp. (a)	53,000	692,180
Eaton Vance Corp.	259,700	10,377,612
Federated Investors, Inc. Cl. B	43,000	1,707,100
Interactive Brokers Group, Inc. (a)	150,400	3,949,504
IntercontinentalExchange, Inc. (a) (b)	25,700	3,903,830
Janus Capital Group, Inc. (b)	38,600	1,091,608
Lazard Ltd. Cl. A	64,400	2,730,560
Legg Mason, Inc. (b)	14,890	1,255,078
Nuveen Investments, Inc. Cl. A	124,000	7,680,560
Nymex Holdings, Inc. (b)	32,700	4,256,886
optionsXpress Holdings, Inc. (b)	45,600	1,191,984
TD Ameritrade Holding Corp. (a)	34,300	624,946
		58,964,413

Electric — 0.4%
AES Corp. (a)	118,200	2,368,728
Reliant Energy, Inc. (a)	138,300	3,540,480
		5,909,208

Electrical Components & Equipment — 1.1%
Ametek, Inc.	361,500	15,624,030
General Cable Corp. (a) (b)	27,600	1,852,512
		17,476,542

Electronics — 2.7%
Cogent, Inc. (a) (b)	195,700	3,068,576
Cymer, Inc. (a)	25,600	982,784
Dolby Laboratories, Inc. Cl. A (a)	218,900	7,622,098
FLIR Systems, Inc. (a) (b)	224,500	12,435,055

3

Garmin Ltd. (b)	10,400	$1,241,760
Gentex Corp.	43,600	934,784
II-VI, Inc. (a)	24,100	832,173
Jabil Circuit, Inc.	418,500	9,558,540
National Instruments Corp.	33,700	1,156,921
Thermo Fisher Scientific, Inc. (a) (b)	13,100	756,132
Waters Corp. (a)	36,700	2,455,964
		41,044,787

Energy - Alternate Sources — 0.7%
First Solar, Inc. (a)	42,000	4,945,080
SunPower Corp. Cl. A (a) (b)	66,000	5,466,120
		10,411,200

Engineering & Construction — 0.9%
Fluor Corp.	29,700	4,276,206
Foster Wheeler Ltd. (a)	35,200	4,621,056
McDermott International, Inc. (a)	88,600	4,791,488
		13,688,750

Entertainment — 1.5%
DreamWorks Animation SKG, Inc. Cl. A (a)	137,100	4,581,882
International Game Technology	338,800	14,602,280
Pinnacle Entertainment, Inc. (a)	108,000	2,940,840
Shuffle Master, Inc. (a) (b)	25,450	380,477
		22,505,479

Environmental Controls — 0.4%
Republic Services, Inc.	104,450	3,416,559
Stericycle, Inc. (a)	45,000	2,572,200
		5,988,759

Foods — 0.9%
The Hershey Co. (b)	41,500	1,926,015
McCormick & Co., Inc.	57,900	2,082,663
Whole Foods Market, Inc. (b)	132,000	6,462,720
Wrigley (Wm.) Jr. Co.	45,275	2,908,013
		13,379,411

Health Care - Products — 3.4%
American Medical Systems Holdings, Inc. (a) (b)	58,500	991,575
ArthoCare Corp. (a)	19,900	1,112,211
Bard (C.R.), Inc.	85,900	7,575,521
Becton, Dickinson & Co.	8,100	664,605
Dentsply International, Inc.	38,200	1,590,648
Edwards Lifesciences Corp. (a)	207,900	10,251,549
Gen-Probe, Inc. (a)	119,700	7,969,626
Henry Schein, Inc. (a)	93,700	5,700,708
Hologic, Inc. (a) (b)	19,100	1,165,100
Intuitive Surgical, Inc. (a) (b)	10,800	2,484,000
Patterson Cos., Inc. (a)	17,100	660,231
Resmed, Inc. (a)	90,100	3,862,587
Respironics, Inc. (a)	22,200	1,066,266
St. Jude Medical, Inc. (a)	81,100	3,574,077

4

Techne Corp. (a)	27,000	$1,703,160
Varian Medical Systems, Inc. (a)	24,900	1,043,061
Zimmer Holdings, Inc. (a)	9,400	761,306
		52,176,231

Health Care - Services — 3.2%
Community Health Systems, Inc. (a)	167,000	5,250,480
Coventry Health Care, Inc. (a) (b)	94,100	5,853,961
DaVita, Inc. (a)	77,550	4,899,609
Health Net, Inc. (a)	117,500	6,350,875
Healthways, Inc. (a) (b)	30,100	1,624,497
Humana, Inc. (a)	75,300	5,261,964
Laboratory Corp. of America Holdings (a)	34,300	2,683,289
Lincare Holdings, Inc. (a)	49,600	1,817,840
Manor Care, Inc.	211,000	13,588,400
Quest Diagnostics, Inc. (b)	35,100	2,027,727
		49,358,642

Home Builders — 0.3%
Centex Corp. (b)	28,200	749,274
KB Home (b)	18,400	461,104
Lennar Corp. Cl. A (b)	38,100	862,965
Meritage Homes Corp. (a) (b)	24,300	343,116
Pulte Homes, Inc.	33,800	460,018
Thor Industries, Inc. (b)	22,600	1,016,774
Toll Brothers, Inc. (a) (b)	36,100	721,639
Winnebago Industries, Inc. (b)	29,800	711,624
		5,326,514

Home Furnishing — 0.8%
Harman International Industries, Inc.	137,000	11,853,240

Household Products — 0.2%
Avery Dennison Corp.	17,300	986,446
The Clorox Co.	35,300	2,152,947
		3,139,393

Insurance — 2.1%
Ambac Financial Group, Inc. (b)	26,200	1,648,242
Aon Corp.	24,000	1,075,440
Arch Capital Group Ltd. (a)	19,100	1,421,231
Assurant, Inc.	110,000	5,885,000
Axis Capital Holdings Ltd.	195,900	7,622,469
Brown & Brown, Inc. (b)	34,000	894,200
Cigna Corp.	60,400	3,218,716
Markel Corp. (a)	1,660	803,440
Marsh & McLennan Cos., Inc.	27,500	701,250
MBIA, Inc. (b)	20,600	1,257,630
OneBeacon Insurance Group Ltd.	23,900	515,045
Philadelphia Consolidated Holding Corp. (a)	7,000	289,380
Principal Financial Group, Inc.	72,000	4,542,480
RenaissanceRe Holdings Ltd.	15,000	981,150
Willis Group Holdings Ltd.	20,100	822,894
		31,678,567

5

Internet — 4.5%
Amazon.com, Inc. (a)	202,000	$18,816,300
Baidu.com ADR (China) (a) (b)	8,900	2,577,885
Checkfree Corp. (a) (b)	165,000	7,679,100
CNET Networks, Inc. (a) (b)	480,000	3,576,000
Digital River, Inc. (a) (b)	106,600	4,770,350
Expedia, Inc. (a)	192,500	6,136,900
F5 Networks, Inc. (a)	48,200	1,792,558
McAfee, Inc. (a)	139,200	4,853,904
Sina Corp. (a)	35,800	1,713,030
Symantec Corp. (a)	66,600	1,290,708
VeriSign, Inc. (a)	487,900	16,461,746
		69,668,481

Iron & Steel — 0.2%
Carpenter Technology Corp.	28,600	3,718,286

Leisure Time — 0.3%
Harley-Davidson, Inc. (b)	63,200	2,920,472
Royal Caribbean Cruises Ltd. (b)	24,100	940,623
WMS Industries, Inc. (a)	27,450	908,595
		4,769,690

Lodging — 1.2%
Boyd Gaming Corp.	23,900	1,024,115
Choice Hotels International, Inc.	48,700	1,834,529
Gaylord Entertainment Co. (a)	106,000	5,641,320
Marriott International, Inc. Cl. A	51,400	2,234,358
Melco PBL Entertainment Ltd. ADR (Hong Kong) (a) (b)	65,500	1,080,750
Starwood Hotels & Resorts Worldwide, Inc.	44,100	2,679,075
Wynn Resorts Ltd. (b)	26,000	4,096,560
		18,590,707

Machinery - Construction & Mining — 0.1%
Joy Global, Inc.	41,600	2,115,776

Machinery - Diversified — 0.5%
Graco, Inc.	39,700	1,552,667
IDEX Corp.	149,525	5,441,215
Zebra Technologies Corp. Cl. A (a)	14,400	525,456
		7,519,338

Manufacturing — 2.4%
Danaher Corp.	55,000	4,549,050
Donaldson Co., Inc.	52,000	2,171,520
ITT Corp. (b)	129,100	8,769,763
Pall Corp.	18,700	727,430
Roper Industries, Inc. (b)	314,800	20,619,400
		36,837,163

Media — 2.5%
Cablevision Systems Corp. Cl. A (a) (b)	183,900	6,425,466
Discovery Holding Co. Cl. A (a)	313,000	9,030,050

6

The McGraw-Hill Companies, Inc. (b)	73,700	$3,752,067
Meredith Corp.	13,800	790,740
Rogers Communications, Inc. Cl. B (b)	227,000	10,335,310
The Scripps (E.W.) Co. Cl. A	14,600	613,200
Shaw Communications, Inc. Cl. B	51,400	1,276,776
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	444,000	6,291,480
		38,515,089

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	30,200	4,468,996

Mining — 0.9%
Agnico-Eagle Mines Ltd. (b)	163,500	8,142,300
Teck Cominco Ltd. Cl. B (b)	108,000	5,152,680
		13,294,980

Office Furnishings — 0.0%
HNI Corp. (b)	13,600	489,600

Oil & Gas — 2.9%
Bill Barrett Corp. (a) (b)	18,800	740,908
CNX Gas Corp. (a) (b)	178,000	5,121,060
Compton Petroleum Corp. (a)	87,800	820,052
Diamond Offshore Drilling, Inc.	14,200	1,608,718
EOG Resources, Inc. (b)	165,000	11,934,450
Mariner Energy, Inc. (a)	37,800	782,838
Murphy Oil Corp.	151,000	10,553,390
Nabors Industries Ltd. (a)	43,800	1,347,726
Ultra Petroleum Corp. (a)	27,700	1,718,508
XTO Energy, Inc. (b)	155,367	9,607,895
		44,235,545

Oil & Gas Services — 5.2%
BJ Services Co. (b)	389,500	10,341,225
Cameron International Corp. (a)	153,400	14,157,286
Core Laboratories N.V. (a) (b)	34,600	4,407,694
FMC Technologies, Inc. (a)	297,400	17,148,084
Grant Prideco, Inc. (a)	66,000	3,598,320
Smith International, Inc.	310,100	22,141,140
TETRA Technologies, Inc. (a)	211,000	4,460,540
Weatherford International Ltd. (a)	59,600	4,003,928
		80,258,217

Packaging & Containers — 0.1%
Sealed Air Corp.	31,900	815,364

Pharmaceuticals — 5.1%
Alkermes, Inc. (a)	261,200	4,806,080
Allergan, Inc.	68,210	4,397,499
Amylin Pharmaceuticals, Inc. (a) (b)	106,900	5,345,000
Barr Pharmaceuticals, Inc. (a)	195,000	11,097,450
Cephalon, Inc. (a) (b)	177,900	12,997,374
Elan Corp. PLC Sponsored ADR (Ireland) (a)	527,400	11,096,496
Express Scripts, Inc. (a)	63,200	3,527,824

7

Gilead Sciences, Inc. (a)	41,000	$1,675,670
Medarex, Inc. (a) (b)	152,600	2,160,816
Medicis Pharmaceutical Corp. Cl. A (b)	95,000	2,898,450
Mylan Laboratories, Inc.	137,000	2,186,520
OSI Pharmaceuticals, Inc. (a)	64,000	2,175,360
Sepracor, Inc. (a) (b)	122,800	3,377,000
Theravance, Inc. (a) (b)	132,700	3,462,143
Valeant Pharmaceuticals International (a)	248,000	3,839,040
Warner Chilcott Ltd. Cl. A (a)	168,000	2,985,360
		78,028,082

Pipelines — 0.2%
The Williams Cos., Inc.	105,800	3,603,548

Retail — 6.3%
Advance Auto Parts, Inc.	105,100	3,527,156
AnnTaylor Stores Corp. (a)	22,900	725,243
Bed Bath & Beyond, Inc. (a)	240,800	8,216,096
Best Buy Co., Inc.	110,000	5,062,200
Carmax, Inc. (a) (b)	274,000	5,570,420
The Cheesecake Factory (a) (b)	161,900	3,799,793
Chipotle Mexican Grill, Inc. Cl. B (a)	83,000	8,881,000
Dick’s Sporting Goods, Inc. (a)	10,900	731,935
Family Dollar Stores, Inc.	45,600	1,211,136
Men’s Wearhouse, Inc.	17,200	868,944
MSC Industrial Direct Co. Cl. A	26,000	1,315,340
O’Reilly Automotive, Inc. (a)	243,600	8,138,676
P.F. Chang’s China Bistro, Inc. (a) (b)	67,000	1,983,200
Panera Bread Co. Cl. A (a) (b)	44,700	1,823,760
Petsmart, Inc.	317,200	10,118,680
Ross Stores, Inc.	78,600	2,015,304
Shoppers Drug Mart Corp. CAD	57,000	3,104,006
Shoppers Drug Mart Corp. CAD	38,000	2,069,337
Staples, Inc.	76,050	1,634,315
Tiffany & Co.	61,000	3,193,350
Tim Hortons, Inc. (b)	182,800	6,370,580
The TJX Cos., Inc.	105,100	3,055,257
Tractor Supply Co. (a) (b)	22,800	1,050,852
Under Armour, Inc. Cl. A (a) (b)	44,000	2,632,080
Urban Outfitters, Inc. (a) (b)	42,600	928,680
Williams-Sonoma, Inc.	152,000	4,958,240
Yum! Brands, Inc.	110,700	3,744,981
		96,730,561

Semiconductors — 6.3%
Altera Corp. (b)	445,300	10,722,824
Analog Devices, Inc.	95,200	3,442,432
Broadcom Corp. Cl. A (a)	94,200	3,432,648
Fairchild Semiconductor International, Inc. (a)	202,600	3,784,568
Integrated Device Technology, Inc. (a)	58,500	905,580
Intersil Corp. Cl. A	304,800	10,189,464
KLA-Tencor Corp. (b)	13,700	764,186
Lam Research Corp. (a)	14,900	793,574
Linear Technology Corp. (b)	114,800	4,016,852

8

Marvell Technology Group Ltd. (a)	557,300	$9,123,001
Maxim Integrated Products, Inc.	104,100	3,055,335
MEMC Electronic Materials, Inc. (a)	29,900	1,759,914
Microchip Technology, Inc.	274,400	9,966,208
National Semiconductor Corp.	90,000	2,440,800
ON Semiconductor Corp. (a) (b)	508,800	6,390,528
PMC-Sierra, Inc. (a) (b)	552,000	4,631,280
QLogic Corp. (a)	77,600	1,043,720
Silicon Laboratories, Inc. (a)	45,400	1,895,904
Spansion LLC Cl. A (a)	160,000	1,352,000
Teradyne, Inc. (a)	425,400	5,870,520
Xilinx, Inc. (b)	403,100	10,537,034
		96,118,372

Software — 5.5%
Activision, Inc. (a)	104,110	2,247,735
American Reprographics Co. (a)	104,500	1,956,240
Autodesk, Inc. (a) (b)	172,200	8,604,834
Avid Technology, Inc. (a) (b)	131,000	3,547,480
Cerner Corp. (a) (b)	88,000	5,263,280
Citrix Systems, Inc. (a)	47,100	1,899,072
Cognos, Inc. (a)	19,900	826,447
Dun & Bradstreet Corp.	14,900	1,469,289
Electronic Arts, Inc. (a) (b)	65,800	3,684,142
Fidelity National Information Services, Inc.	22,200	985,014
Fiserv, Inc. (a)	72,800	3,702,608
Global Payments, Inc.	208,300	9,211,026
Intuit, Inc. (a)	209,500	6,347,850
MoneyGram International, Inc.	71,300	1,610,667
NAVTEQ Corp. (a)	110,200	8,592,294
Paychex, Inc. (b)	95,700	3,923,700
Red Hat, Inc. (a) (b)	541,000	10,749,670
Salesforce.com, Inc. (a)	85,000	4,362,200
Satyam Computer Services Ltd. ADR (India) (b)	85,800	2,221,362
SEI Investments Co.	39,600	1,080,288
THQ, Inc. (a)	57,250	1,430,105
		83,715,303

Telecommunications — 7.4%
ADTRAN, Inc.	79,000	1,819,370
Amdocs Ltd. (a)	238,000	8,851,220
American Tower Corp. Cl. A (a)	361,900	15,757,126
Ciena Corp. (a) (b)	109,000	4,150,720
Comverse Technology, Inc. (a)	108,000	2,138,400
Crown Castle International Corp. (a)	446,000	18,120,980
Foundry Networks, Inc. (a)	71,300	1,267,001
Harris Corp.	155,000	8,957,450
JDS Uniphase Corp. (a)	77,200	1,154,912
Juniper Networks, Inc. (a)	492,200	18,019,442
Leap Wireless International, Inc. (a)	194,900	15,859,013
MetroPCS Communications, Inc. (a) (b)	239,800	6,541,744
NeuStar, Inc. Cl. A (a) (b)	32,300	1,107,567
NII Holdings, Inc. Cl. B (a)	38,500	3,162,775
SBA Communications Corp. Cl. A (a)	188,800	6,660,864
		113,568,584

9

Textiles — 0.1%
Cintas Corp.	31,000	$1,150,100

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	63,400	1,487,364

Transportation — 0.9%
C.H. Robinson Worldwide, Inc. (b)	54,100	2,937,089
Expeditors International of Washington, Inc. (b)	70,700	3,344,110
Landstar System, Inc.	61,500	2,581,155
UTI Worldwide, Inc.	223,400	5,133,732
		13,996,086

TOTAL COMMON STOCK (Cost $1,124,602,152)		1,490,984,517

PREFERRED STOCK — 0.0%
Banking, Savings & Loans
Bill Me Later, Inc. Preferred (c)	12,000	434,760

TOTAL PREFERRED STOCK (Cost $434,760)		434,760

TOTAL EQUITIES (Cost $1,125,036,912)		1,491,419,277

	Number of
	Shares	Market Value
MUTUAL FUND - 0.0%
Financial Services
Government Reserve Investment Fund	105,989	$105,989

TOTAL MUTUAL FUND (Cost $105,989)		105,989

TOTAL LONG TERM INVESTMENTS (Cost $1,125,142,901)		1,491,525,266

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 17.2%
Cash Equivalents — 14.4% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$4,027,864	$4,027,864
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	2,013,932	2,013,932
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	1,611,146	1,611,146
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	4,833,436	4,833,436

10

Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	$1,208,359	$1,208,359
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	2,013,932	2,013,932
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	2,013,932	2,013,932
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	8,055,727	8,055,727
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	2,013,932	2,013,932
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	2,013,930	2,013,930
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	3,222,291	3,222,291
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	10,875,231	10,875,231
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	2,416,718	2,416,718
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	22,958,821	22,958,821
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	8,055,727	8,055,727
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	2,416,718	2,416,718
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	1,611,146	1,611,146
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	2,416,718	2,416,718
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	2,007,089	2,007,089
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	20,139,317	20,139,317
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	6,041,792	6,041,792
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	402,786	402,786
Freddie Mac Discount Note
4.515%	10/24/2007	401,427	401,427
Freddie Mac Discount Note
4.527%	11/13/2007	1,568,088	1,568,088
Freddie Mac Discount Note
4.557%	10/26/2007	2,006,563	2,006,563
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	4,027,864	4,027,864
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	28,195,043	28,195,043
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	8,055,727	8,055,727
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	2,416,718	2,416,718
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	2,013,932	2,013,932

11

Reserve Primary Money Market Fund (d)
		$4,027,864	$4,027,864
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	4,027,864	4,027,864
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	2,013,932	2,013,932
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	2,013,932	2,013,932
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	1,611,146	1,611,146
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	3,222,291	3,222,291
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	8,055,727	8,055,727
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	9,803,308	9,803,308
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	4,027,864	4,027,864
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	4,027,864	4,027,864
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	4,027,864	4,027,864
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	2,013,932	2,013,932
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	4,027,864	4,027,864
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	4,027,864	4,027,864
Wells Fargo Bank
5.450%	10/12/2007	2,013,929	2,013,929
			219,999,151

Repurchase Agreements — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)		43,067,854	43,067,854

TOTAL SHORT-TERM INVESTMENTS (Cost $263,067,005)			263,067,005

TOTAL INVESTMENTS — 114.6% (Cost $1,388,209,906) (g)			$1,754,592,271

Other Assets/(Liabilities) — (14.6%)			(223,836,610)

NET ASSETS — 100.0%			$1,530,755,661

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)             Non-income producing security.

12

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             This security is valued in good faith under procedures established by the Board of Trustees.

(d)            Amount represents shares owned of the fund.

(e)             Represents investments of security lending collateral. (Note 2).

(f)               Maturity value of $43,078,621. Collateralized by a U.S. Government Agency obligation with rates ranging from 4.548% to 6.053% , maturity dates ranging from  5/15/2035 to 8/01/2035, and an aggregate market value, including accrued interest, of $43,932,208.

(g)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MassMutual Select Small Cap Growth Equity Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 92.3%
COMMON STOCK — 92.3%
Advertising — 0.6%
Focus Media Holding Ltd. ADR (China) (a) (b)	69,040	$4,005,701

Aerospace & Defense — 1.5%
Teledyne Technologies, Inc. (a)	89,650	4,786,413
Transdigm Group, Inc. (a)	60,950	2,786,024
Triumph Group, Inc. (b)	34,820	2,845,142
		10,417,579

Airlines — 0.2%
Airtran Holdings, Inc. (a) (b)	162,000	1,594,080

Apparel — 0.7%
Crocs, Inc. (a) (b)	25,130	1,689,992
Phillips-Van Heusen Corp.	30,800	1,616,384
Skechers U.S.A., Inc. Cl. A (a)	59,400	1,312,740
		4,619,116

Automotive & Parts — 0.3%
Tenneco, Inc. (a)	38,600	1,196,986
TRW Automotive Holdings Corp. (a)	27,200	861,696
		2,058,682

Banks — 0.3%
First Community Bancorp (b)	29,400	1,608,474
UCBH Holdings, Inc.	44,300	774,364
		2,382,838

Beverages — 0.1%
Jones Soda Co. (a) (b)	70,800	853,848

Biotechnology — 1.7%
Arena Pharmaceuticals, Inc. (a) (b)	49,680	543,996
Charles River Laboratories International, Inc. (a)	53,780	3,019,747
Human Genome Sciences, Inc. (a) (b)	188,200	1,936,578
Incyte Corp. (a)	158,900	1,136,135
Lifecell Corp. (a) (b)	114,000	4,282,980
Vertex Pharmaceuticals, Inc. (a)	18,230	700,214
		11,619,650

Building Materials — 0.2%
Genlyte Group, Inc. (a)	19,410	1,247,287

Chemicals — 3.1%
Agrium, Inc.	47,180	2,565,648
CF Industries Holdings, Inc.	15,700	1,191,787
Cytec Industries, Inc.	23,700	1,620,843
Ferro Corp.	110,000	2,197,800
FMC Corp.	14,750	767,295
Hercules, Inc.	226,570	4,762,501

1

Minerals Technologies, Inc. (b)	25,600	$1,715,200
Terra Industries, Inc. (a) (b)	65,030	2,032,838
Zoltek Cos., Inc. (a) (b)	109,800	4,790,574
		21,644,486

Coal — 0.4%
Arch Coal, Inc.	31,010	1,046,277
Foundation Coal Holdings, Inc.	39,200	1,536,640
		2,582,917

Commercial Services — 7.2%
AerCap Holdings NV (a)	150,120	3,736,487
Bankrate, Inc. (a) (b)	117,500	5,419,100
Bowne & Co., Inc.	102,500	1,707,650
Capella Education Co. (a) (b)	46,600	2,605,406
CoStar Group, Inc. (a) (b)	95,400	5,099,130
Dollar Financial Corp. (a)	67,490	1,925,490
Emergency Medical Services Corp. Cl. A (a)	36,140	1,093,235
FTI Consulting, Inc. (a) (b)	6,380	320,978
Interactive Data Corp.	78,460	2,212,572
ITT Educational Services, Inc. (a)	64,050	7,794,244
Kenexa Corp. (a)	101,695	3,130,172
Live Nation, Inc. (a) (b)	102,590	2,180,037
Sotheby’s (b)	79,900	3,818,421
Stewart Enterprises, Inc. Cl. A	270,000	2,057,400
TeleTech Holdings, Inc. (a) (b)	36,390	870,085
VistaPrint Ltd. (a) (b)	182,300	6,812,551
		50,782,958

Computers — 5.0%
Comtech Group, Inc. (a)	59,000	1,074,390
Diebold, Inc.	20,364	924,933
Electronics for Imaging, Inc. (a) (b)	97,500	2,618,850
FactSet Research Systems, Inc.	192,334	13,184,496
IHS, Inc. Cl. A (a)	32,430	1,831,971
Mentor Graphics Corp. (a)	105,890	1,598,939
MICROS Systems, Inc. (a)	131,100	8,530,677
Riverbed Technology, Inc. (a) (b)	90,200	3,643,178
Smart Modular Technologies (a)	251,800	1,800,370
		35,207,804

Cosmetics & Personal Care — 0.8%
Bare Escentuals, Inc. (a) (b)	238,750	5,937,712

Distribution & Wholesale — 1.9%
Beacon Roofing Supply, Inc. (a) (b)	66,233	676,901
Ingram Micro, Inc. Cl. A (a)	121,000	2,372,810
LKQ Corp. (a) (b)	294,649	10,256,697
		13,306,408

Diversified Financial — 2.1%
Aberdeen Asset Management PLC GBP	401,388	1,488,871
Advanta Corp. Cl. B	67,950	1,863,189
Financial Federal Corp. (b)	197,624	5,535,448

2

JMP Group, Inc.	159,900	$1,499,862
MF Global Ltd. (a)	47,070	1,365,030
The Nasdaq Stock Market, Inc. (a) (b)	46,700	1,759,656
Portfolio Recovery Associates, Inc. (b)	27,730	1,471,631
		14,983,687

Electric — 0.2%
El Paso Electric Co. (a)	62,900	1,454,877

Electronics — 0.7%
Benchmark Electronics, Inc. (a) (b)	57,450	1,371,331
Faro Technologies, Inc. (a)	16,850	743,927
FLIR Systems, Inc. (a) (b)	45,600	2,525,784
		4,641,042

Energy - Alternate Sources — 0.5%
C. Rokas SA Cl. C	29,148	808,437
Trina Solar Ltd. Sponsored ADR (China) (a) (b)	42,020	2,393,879
		3,202,316

Engineering & Construction — 1.9%
Chicago Bridge & Iron Co.	258,848	11,145,995
Washington Group International, Inc. (a)	26,800	2,353,308
		13,499,303

Entertainment — 3.1%
Churchill Downs, Inc.	33,700	1,683,652
DreamWorks Animation SKG, Inc. Cl. A (a)	80,700	2,696,994
National CineMedia, Inc.	112,700	2,524,480
Scientific Games Corp. Cl. A (a) (b)	250,150	9,405,640
Vail Resorts, Inc. (a) (b)	90,200	5,618,558
		21,929,324

Environmental Controls — 0.8%
Stericycle, Inc. (a)	34,020	1,944,583
Waste Connections, Inc. (a)	126,530	4,018,593
		5,963,176

Gas — 0.2%
UGI Corp.	60,900	1,582,182

Hand & Machine Tools — 0.2%
Kennametal, Inc.	19,450	1,633,411

Health Care - Products — 3.7%
AngioDynamics, Inc. (a)	76,330	1,438,820
Cytyc Corp. (a)	63,200	3,011,480
Hologic, Inc. (a) (b)	35,020	2,136,220
Kensey Nash Corp. (a) (b)	60,800	1,587,488
Kyphon, Inc. (a)	184,900	12,943,000
Mindray Medical International Ltd., ADR (China)	37,260	1,600,317
Visicu, Inc. (a)	272,400	2,064,792
Volcano Corp. (a)	54,840	901,570
		25,683,687

3

Health Care - Services — 2.6%
Community Health Systems, Inc. (a)	54,800	$1,722,912
Healthsouth Corp. (a) (b)	46,540	814,915
Healthways, Inc. (a) (b)	196,250	10,591,612
Icon PLC Sponsored ADR (United Kingdom) (a)	44,200	2,255,526
Magellan Health Services, Inc. (a)	37,900	1,537,982
Matria Healthcare, Inc. (a) (b)	50,950	1,332,852
		18,255,799

Home Furnishing — 0.8%
DTS, Inc. (a) (b)	136,650	4,150,060
TiVo, Inc. (a) (b)	266,500	1,692,275
		5,842,335

Household Products — 0.6%
Fossil, Inc. (a)	82,270	3,073,607
Jarden Corp. (a)	40,730	1,260,186
		4,333,793

Insurance — 2.5%
Allied World Assurance Holdings Ltd.	52,450	2,722,680
Aspen Insurance Holdings Ltd.	66,000	1,842,060
Assured Guaranty Ltd.	64,400	1,749,748
FPIC Insurance Group, Inc. (a)	17,800	766,290
Platinum Underwriters Holdings Ltd.	49,600	1,783,616
ProAssurance Corp. (a) (b)	84,870	4,571,947
Reinsurance Group of America, Inc.	36,000	2,043,720
Security Capital Assurance Ltd. (b)	77,500	1,770,100
		17,250,161

Internet — 6.8%
Blue Nile, Inc. (a) (b)	54,700	5,148,364
Ctrip.com International Ltd. ADR (China)	43,730	2,265,214
DealerTrack Holdings, Inc. (a)	80,250	3,360,870
Equinix, Inc. (a) (b)	34,870	3,092,620
Harris Interactive, Inc. (a)	205,200	884,412
Knot (The), Inc. (a) (b)	189,000	4,018,140
LoopNet, Inc. (a) (b)	277,000	5,689,580
Orbitz Worldwide, Inc. (a)	112,880	1,274,415
Priceline.com, Inc. (a) (b)	15,580	1,382,725
S1 Corp. (a)	207,300	1,876,065
Sapient Corp. (a)	257,300	1,726,483
Shutterfly, Inc. (a)	56,400	1,799,724
Sina Corp. (a)	185,500	8,876,175
The TriZetto Group, Inc. (a) (b)	134,570	2,356,321
Vocus, Inc. (a)	140,028	4,094,419
		47,845,527

Investment Companies — 0.2%
Babcock & Brown Wind Partners	1,018,937	1,634,659

Iron & Steel — 0.3%
Cleveland-Cliffs, Inc. (b)	21,480	1,889,596

4

Lodging — 1.8%
Gaylord Entertainment Co. (a)	243,300	$12,948,426

Machinery - Construction & Mining — 2.1%
Bucyrus International, Inc. Cl. A (b)	178,250	12,999,773
Outotec OYJ	27,316	1,917,299
		14,917,072

Machinery - Diversified — 0.5%
Flowserve Corp.	42,770	3,258,219

Manufacturing — 1.1%
Acuity Brands, Inc.	32,610	1,646,153
Hexcel Corp. (a) (b)	74,900	1,700,979
Smith & Wesson Holding Corp. (a) (b)	222,100	4,239,889
		7,587,021

Media — 0.9%
Central European Media Enterprises Ltd. (a)	4,970	455,799
Charter Communications, Inc. Cl. A (a) (b)	608,000	1,568,640
Dolan Media Co. (a)	40,400	981,720
LodgeNet Entertainment Corp. (a) (b)	51,400	1,303,504
NET Servicos de Comunicacao SA, ADR (Brazil) (b)	108,590	1,800,422
		6,110,085

Mining — 0.2%
Uranium One, Inc. (a) (b)	114,795	1,511,671

Oil & Gas — 3.7%
Bill Barrett Corp. (a) (b)	231,050	9,105,681
Cabot Oil & Gas Corp.	49,830	1,752,023
Comstock Resources, Inc. (a)	69,100	2,131,044
Denbury Resources, Inc. (a)	53,800	2,404,322
Forest Oil Corp. (a)	41,100	1,768,944
Newfield Exploration Co. (a)	117,750	5,670,840
OPTI Canada, Inc. CAD (a)	86,200	1,607,294
Whiting Petroleum Corp. (a)	40,800	1,813,560
		26,253,708

Oil & Gas Services — 0.9%
Complete Production Services, Inc. (a)	99,370	2,035,098
Core Laboratories N.V. (a)	18,800	2,394,932
TETRA Technologies, Inc. (a)	81,700	1,727,138
		6,157,168

Packaging & Containers — 0.9%
Greif, Inc. Cl. A	26,750	1,623,190
Owens-Illinois, Inc. (a)	62,460	2,588,967
Rexam PLC	167,490	1,873,073
		6,085,230

Pharmaceuticals — 2.3%
Adams Respiratory Therapeutics, Inc. (a) (b)	181,650	7,000,791

5

Alkermes, Inc. (a) (b)	128,590	$2,366,056
Amylin Pharmaceuticals, Inc. (a) (b)	55,580	2,779,000
The Medicines Co. (a)	82,840	1,475,380
Perrigo Co.	92,500	1,974,875
Warner Chilcott Ltd. Cl. A (a)	49,720	883,524
		16,479,626

Real Estate Investment Trusts (REITS) — 0.4%
American Campus Communities REIT	62,600	1,833,554
Redwood Trust, Inc. (b)	36,700	1,219,174
		3,052,728

Retail — 5.5%
BJ’s Wholesale Club, Inc. (a)	48,020	1,592,343
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	16,000	1,890,080
Citi Trends, Inc. (a) (b)	22,820	496,563
Denny’s Corp. (a)	403,400	1,613,600
Dick’s Sporting Goods, Inc. (a)	56,810	3,814,792
Dollar Tree Stores, Inc. (a)	65,630	2,660,640
Gamestop Corp. Cl. A (a)	45,450	2,561,108
Nu Skin Enterprises, Inc. Cl. A	121,000	1,955,360
O’Reilly Automotive, Inc. (a)	221,070	7,385,949
P.F. Chang’s China Bistro, Inc. (a) (b)	51,600	1,527,360
Papa John’s International, Inc. (a)	62,600	1,529,944
Penske Auto Group, Inc. (b)	103,400	2,092,816
Red Robin Gourmet Burgers, Inc. (a) (b)	84,160	3,610,464
Under Armour, Inc. Cl. A (a) (b)	8,010	479,158
Urban Outfitters, Inc. (a) (b)	69,500	1,515,100
Zumiez, Inc. (a) (b)	96,900	4,299,453
		39,024,730

Semiconductors — 2.6%
Advanced Analogic Technologies, Inc. (a)	152,320	1,620,685
Applied Micro Circuits Corp. (a)	407,600	1,288,016
Cypress Semiconductor Corp. (a)	84,200	2,459,482
Emulex Corp. (a)	105,780	2,027,803
Fairchild Semiconductor International, Inc. (a)	4,400	82,192
O2Micro International Ltd. ADR (Cayman Islands) (a)	97,540	1,508,944
ON Semiconductor Corp. (a) (b)	228,600	2,871,216
Semtech Corp. (a)	195,820	4,010,394
Varian Semiconductor Equipment Associates, Inc. (a)	25,220	1,349,774
Verigy Ltd. (a)	57,300	1,415,883
		18,634,389

Software — 11.9%
Activision, Inc. (a)	98,190	2,119,922
Allscripts Healthcare Solutions, Inc. (a) (b)	425,350	11,497,211
Ansys, Inc. (a)	86,970	2,971,765
Blackbaud, Inc.	506,150	12,775,226
Blackboard, Inc. (a) (b)	265,250	12,159,060
BladeLogic, Inc. (a)	110,000	2,820,400
Cerner Corp. (a) (b)	171,500	10,257,415
Concur Technologies, Inc. (a) (b)	165,490	5,216,245
Eclipsys Corp. (a) (b)	83,500	1,947,220

6

EPIQ Systems, Inc. (a) (b)	211,918	$3,988,297
Nuance Communications, Inc. (a) (b)	32,180	621,396
Omnicell, Inc. (a)	147,700	4,215,358
Red Hat, Inc. (a) (b)	234,160	4,652,759
THQ, Inc. (a) (b)	27,565	688,574
Trident Microsystems, Inc. (a) (b)	82,700	1,314,103
UBISOFT Entertainment (a)	26,950	1,831,632
VeriFone Holdings, Inc. (a) (b)	56,514	2,505,266
Verint Systems, Inc. (a)	30,300	787,800
Visual Sciences, Inc. (a)	87,500	1,263,500
		83,633,149

Storage & Warehousing — 0.5%
Mobile Mini, Inc. (a)	143,500	3,466,960

Telecommunications — 1.3%
ADC Telecommunications, Inc. (a)	112,800	2,212,008
Foundry Networks, Inc. (a)	44,810	796,274
General Communication, Inc. Cl. A (a)	158,900	1,929,046
NeuStar, Inc. Cl. A (a) (b)	49,700	1,704,213
Powerwave Technologies, Inc. (a) (b)	241,900	1,490,104
Sonus Networks, Inc. (a) (b)	139,500	850,950
		8,982,595

Toys, Games & Hobbies — 0.2%
Marvel Entertainment, Inc. (a) (b)	59,650	1,398,196

Transportation — 3.5%
J.B. Hunt Transport Services, Inc.	351,150	9,235,245
Kansas City Southern (a) (b)	311,000	10,004,870
Navios Maritime Holdings, Inc.	162,190	2,131,177
Werner Enterprises, Inc. (b)	85,600	1,468,040
YRC Worldwide, Inc. (a) (b)	52,700	1,439,764
		24,279,096

Trucking & Leasing — 0.5%
Aircastle Ltd. (b)	55,560	1,856,815
GATX Corp.	33,000	1,410,750
		3,267,565

Water — 0.3%
Companhia de Saneamento de Minas Gerais	116,600	1,899,023

TOTAL EQUITIES (Cost $494,985,254)		648,832,598

	Number of Shares	Market Value
MUTUAL FUND - 3.0%
Investment Companies
iShares Russell 2000 Growth Index Fund (b)	248,100	$21,257,208

TOTAL MUTUAL FUND (Cost $19,510,588)		21,257,208

TOTAL LONG TERM INVESTMENTS (Cost $514,495,842)		670,089,806

7

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 38.2%
Cash Equivalents — 33.5% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$4,313,281	$4,313,281
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	2,156,641	2,156,641
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	1,725,313	1,725,313
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	5,175,938	5,175,938
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	1,293,984	1,293,984
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	2,156,641	2,156,641
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	2,156,641	2,156,641
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	8,626,563	8,626,563
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	2,156,641	2,156,641
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	2,156,641	2,156,641
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	3,450,625	3,450,625
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	11,645,859	11,645,859
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	2,587,969	2,587,969
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	24,585,705	24,585,705
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	8,626,563	8,626,563
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	2,587,969	2,587,969
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	1,725,313	1,725,313
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	2,587,969	2,587,969
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	2,149,314	2,149,314
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	21,566,407	21,566,407
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	6,469,922	6,469,922
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	431,329	431,329

8

Freddie Mac Discount Note
4.515%	10/24/2007	$429,872	$429,872
Freddie Mac Discount Note
4.527%	11/13/2007	1,679,203	1,679,203
Freddie Mac Discount Note
4.557%	10/26/2007	2,148,754	2,148,754
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	4,313,281	4,313,281
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	30,192,970	30,192,970
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	8,626,563	8,626,563
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	2,587,969	2,587,969
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	2,156,641	2,156,641
Reserve Primary Money Market Fund (c)
		4,313,281	4,313,281
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	4,313,281	4,313,281
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	2,156,641	2,156,641
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	2,156,641	2,156,641
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	1,725,313	1,725,313
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	3,450,625	3,450,625
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	8,626,563	8,626,563
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	10,497,983	10,497,983
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	4,313,281	4,313,281
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	4,313,281	4,313,281
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	4,313,281	4,313,281
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	2,156,641	2,156,641
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	4,313,281	4,313,281
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	4,313,281	4,313,281
Wells Fargo Bank
5.450%	10/12/2007	2,156,641	2,156,641
			235,588,496

Repurchase Agreements — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		33,288,671	33,288,671

9

TOTAL SHORT-TERM INVESTMENTS (Cost $268,877,167)	$268,877,167

TOTAL INVESTMENTS — 133.5% (Cost $783,373,009) (f)	$938,966,973

Other Assets/(Liabilities) — (33.5%)	(235,562,883)

NET ASSETS — 100.0%	$703,404,090

Notes to Portfolio of Investments
ADR - American Depository Receipt
CAD - Canadian Dollar
GBP - British Pound

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $33,296,993. Collateralized by U.S. Government Agency obligations with rates ranging from 5.533% to 6.103%, maturity dates ranging from 1/01/2035 to 1/15/2035, and an aggregate market value, including accrued interest, of $33,955,004.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MassMutual Select Small Company Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.3%
COMMON STOCK — 98.3%
Advertising — 1.4%
Gaiam, Inc. Cl. A (a)	55,400	$1,331,262
Greenfield Online, Inc. (a)	42,860	653,615
Marchex, Inc. Cl. B (b)	37,200	353,772
		2,338,649

Apparel — 5.9%
Carter’s, Inc. (a)	29,810	594,709
Crocs, Inc. (a) (b)	51,800	3,483,550
Quiksilver, Inc. (a)	222,200	3,177,460
Volcom, Inc. (a) (b)	52,010	2,211,465
		9,467,184

Automotive & Parts — 1.6%
Titan International, Inc. (b)	80,500	2,569,560

Banks — 1.3%
Boston Private Financial Holdings, Inc. (b)	13,785	383,774
Cascade Bancorp (b)	12,568	279,764
Columbia Bancorp, OR (b)	8,100	160,461
East West Bancorp, Inc.	17,900	643,684
Glacier Bancorp, Inc. (b)	9,702	218,489
UCBH Holdings, Inc.	26,200	457,976
		2,144,148

Biotechnology — 3.0%
3SBio, Inc., Sponsored ADR (China) (a)	54,400	784,992
Affymetrix, Inc. (a) (b)	77,700	1,971,249
Cell Genesys, Inc. (a) (b)	106,500	406,830
Illumina, Inc. (a) (b)	15,400	798,952
Myriad Genetics, Inc. (a) (b)	10,785	562,438
Tercica, Inc. (a) (b)	49,800	308,760
		4,833,221

Building Materials — 0.9%
Texas Industries, Inc. (b)	17,935	1,407,897

Chemicals — 3.0%
Hercules, Inc.	7,800	163,956
Metabolix, Inc. (a)	33,800	819,988
Quaker Chemical Corp.	21,915	515,441
Terra Industries, Inc. (a) (b)	66,535	2,079,884
Zoltek Cos., Inc. (a) (b)	28,320	1,235,602
		4,814,871

Commercial Services — 3.1%
Corrections Corp. of America (a)	38,625	1,010,816
The Geo Group, Inc. (a)	30,880	914,357
Global Cash Access Holdings, Inc. (a)	94,800	1,003,932
Heartland Payment Systems, Inc. (b)	4,500	115,650

1

Kenexa Corp. (a)	17,900	$550,962
Quanta Services, Inc. (a) (b)	45,544	1,204,639
Wright Express Corp. (a)	4,800	175,152
		4,975,508

Computers — 1.7%
Digimarc Corp. (a)	28,500	257,355
FactSet Research Systems, Inc.	16,585	1,136,902
Immersion Corp. (a) (b)	25,300	414,414
Mentor Graphics Corp. (a)	31,200	471,120
Netezza Corp. (a)	30,900	386,559
		2,666,350

Consumer Products — 0.2%
Pool Corp. (b)	15,275	381,569

Cosmetics & Personal Care — 0.7%
Bare Escentuals, Inc. (a) (b)	19,100	475,017
Physicians Formula Holdings, Inc. (a)	51,440	603,391
		1,078,408

Diversified Financial — 6.7%
Affiliated Managers Group, Inc. (a) (b)	9,800	1,249,598
Cohen & Steers, Inc. (b)	11,500	425,845
Cowen Group, Inc. (a)	50,310	695,284
Evercore Partners, Inc. Cl. A	26,400	694,056
FCStone Group, Inc. (a)	35,198	1,135,823
Federated Investors, Inc. Cl. B	27,400	1,087,780
Greenhill & Co., Inc. (b)	22,705	1,386,140
Investment Technology Group, Inc. (a)	22,140	951,577
The Nasdaq Stock Market, Inc. (a) (b)	28,700	1,081,416
Piper Jaffray Cos. (a) (b)	19,400	1,039,840
Thomas Weisel Partners Group, Inc. (a) (b)	30,700	445,457
TradeStation Group, Inc. (a)	17,900	208,893
Waddell & Reed Financial, Inc. Cl. A	12,300	332,469
		10,734,178

Electric — 0.3%
Ormat Technologies, Inc. (b)	9,100	421,694

Electrical Components & Equipment — 1.8%
Advanced Energy Industries, Inc. (a)	30,220	456,322
General Cable Corp. (a) (b)	23,390	1,569,937
Superior Essex, Inc. (a)	5,300	197,584
Universal Display Corp. (a) (b)	36,500	646,780
		2,870,623

Electronics — 4.7%
Cogent, Inc. (a) (b)	9,300	145,824
Coherent, Inc. (a)	62,695	2,011,256
Cymer, Inc. (a)	13,300	510,587
Daktronics, Inc. (b)	4,000	108,880
Dolby Laboratories, Inc. Cl. A (a)	31,035	1,080,639
Eagle Test Systems, Inc. (a)	34,530	442,675

2

Oyo Geospace Corp. (a) (b)	35,344	$3,276,742
		7,576,603

Energy - Alternate Sources — 0.2%
Evergreen Solar, Inc. (a) (b)	33,200	296,476

Entertainment — 0.6%
Vail Resorts, Inc. (a) (b)	14,410	897,599

Environmental Controls — 1.2%
ADA-ES, Inc. (a)	10,800	134,028
Waste Connections, Inc. (a)	55,550	1,764,268
		1,898,296

Foods — 0.1%
B&G Foods, Inc. Cl. A	15,400	197,120

Health Care - Products — 6.5%
American Medical Systems Holdings, Inc. (a) (b)	98,375	1,667,456
Arrow International, Inc.	39,480	1,795,945
Cutera, Inc. (a) (b)	47,035	1,232,787
Foxhollow Technologies, Inc. (a)	14,800	390,720
Lemaitre Vascular, Inc. (a)	25,400	191,516
OraSure Technologies, Inc. (a)	42,300	425,115
PSS World Medical, Inc. (a)	47,000	899,110
Respironics, Inc. (a)	16,220	779,047
Somanetics Corp. (a)	14,800	275,576
SurModics, Inc. (a) (b)	20,390	999,314
Thoratec Corp. (a) (b)	62,095	1,284,746
Vital Images, Inc. (a)	22,345	436,174
		10,377,506

Health Care - Services — 2.4%
Alliance Imaging, Inc. (a)	63,200	572,592
Centene Corp. (a) (b)	30,430	654,549
Five Star Quality Care, Inc. (a)	62,300	512,106
Icon PLC Sponsored ADR (United Kingdom) (a)	22,855	1,166,291
Matria Healthcare, Inc. (a) (b)	20,235	529,348
Sun Healthcare Group, Inc. (a)	28,200	471,222
		3,906,108

Home Furnishing — 1.5%
Universal Electronics, Inc. (a)	74,593	2,424,272

Household Products — 0.1%
Church & Dwight Co., Inc. (b)	3,300	155,232

Industrial - Distribution — 0.3%
MWI Veterinary Supply, Inc. (a)	12,170	459,417

Insurance — 1.1%
American Safety Insurance Holdings Ltd. (a)	21,090	418,004
Castlepoint Holdings Ltd.	22,900	263,350
First Mercury Financial Corp. (a)	51,540	1,108,625
		1,789,979

3

Internet — 6.0%
Avocent Corp. (a)	46,100	$1,342,432
Blue Nile, Inc. (a) (b)	2,500	235,300
CNET Networks, Inc. (a) (b)	299,380	2,230,381
Cogent Communications Group, Inc. (a) (b)	15,900	371,106
DealerTrack Holdings, Inc. (a)	14,300	598,884
Internet Capital Group, Inc. (a)	50,775	609,300
Knot (The), Inc. (a) (b)	7,800	165,828
Move, Inc. (a)	146,500	404,340
Perfect World Co., Ltd., Sponsored ADR (China) (a)	16,000	436,960
Priceline.com, Inc. (a) (b)	3,300	292,875
Secure Computing Corp. (a) (b)	67,400	655,802
Shutterfly, Inc. (a) (b)	29,700	947,727
Sourcefire, Inc. (a)	18,000	163,440
TIBCO Software, Inc. (a)	125,475	927,260
US Auto Parts Network, Inc. (a)	38,805	337,992
		9,719,627

Iron & Steel — 0.4%
Claymont Steel Holdings, Inc. (a) (b)	29,190	591,098

Leisure Time — 0.4%
WMS Industries, Inc. (a)	19,775	654,553

Machinery - Construction & Mining — 1.0%
Bucyrus International, Inc. Cl. A (b)	23,220	1,693,435

Manufacturing — 2.0%
A.O. Smith Corp.	2,800	122,864
Actuant Corp. Cl. A	20,610	1,339,032
Ameron International Corp.	16,240	1,717,705
		3,179,601

Media — 1.1%
Entravision Communications Corp. Cl. A (a)	94,775	873,826
Martha Stewart Living Omnimedia, Inc. Cl. A (a) (b)	58,600	682,690
Outdoor Channel Holdings, Inc. (a)	25,800	232,974
		1,789,490

Metal Fabricate & Hardware — 1.7%
Dynamic Materials Corp.	10,800	517,212
Kaydon Corp. (b)	26,065	1,355,119
Northwest Pipe Co. (a) (b)	11,850	448,167
RBC Bearings, Inc. (a)	10,355	397,114
		2,717,612

Office Furnishings — 0.5%
Knoll, Inc.	42,000	745,080

Oil & Gas — 0.6%
Atwood Oceanics, Inc. (a)	8,100	620,136
Kodiak Oil & Gas Corp. (a)	102,800	339,240
		959,376

4

Oil & Gas Services — 2.4%
Cal Dive International, Inc. (a) (b)	40,000	$600,000
Complete Production Services, Inc. (a)	10,100	206,848
Core Laboratories N.V. (a) (b)	10,210	1,300,652
Lufkin Industries, Inc.	14,195	781,009
Natural Gas Services Group, Inc. (a)	21,400	368,294
Superior Offshore International, Inc. (a)	6,700	75,375
TETRA Technologies, Inc. (a)	18,954	400,688
Union Drilling, Inc. (a)	7,600	110,808
		3,843,674

Pharmaceuticals — 7.9%
Alkermes, Inc. (a) (b)	88,100	1,621,040
Altus Pharmaceuticals, Inc. (a) (b)	32,200	337,778
Animal Health International, Inc. (a)	48,840	543,589
Cephalon, Inc. (a) (b)	44,800	3,273,088
Cubist Pharmaceuticals, Inc. (a)	110,810	2,341,415
CV Therapeutics, Inc. (a) (b)	87,600	786,648
Depomed, Inc. (a)	142,200	291,510
Ista Pharmaceuticals, Inc. (a) (b)	71,200	491,280
Medarex, Inc. (a) (b)	159,800	2,262,768
Medicis Pharmaceutical Corp. Cl. A	26,700	814,617
		12,763,733

Real Estate — 0.6%
HFF, Inc. Cl. A (a)	19,900	236,213
Meruelo Maddux Properties, Inc. (a)	115,000	679,650
		915,863

Real Estate Investment Trusts (REITS) — 0.1%
Essex Property Trust, Inc. REIT	1,500	176,355

Retail — 4.9%
BJ’s Restaurants, Inc. (a) (b)	43,310	911,676
Cash America International, Inc.	70,465	2,649,484
Genesco, Inc. (a)	14,985	691,258
hhgregg, Inc. (a)	25,900	271,950
Jamba, Inc. (a) (b)	43,000	302,290
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	12,000	225,960
Red Robin Gourmet Burgers, Inc. (a) (b)	34,950	1,499,355
School Specialty, Inc. (a) (b)	27,410	949,208
Zumiez, Inc. (a) (b)	10,100	448,137
		7,949,318

Semiconductors — 2.1%
Brooks Automation, Inc. (a)	16,400	233,536
IPG Photonics Corp. (a)	27,400	538,684
PLX Technology, Inc. (a)	37,912	409,450
Skyworks Solutions, Inc. (a)	162,600	1,469,904
Triquint Semiconductor, Inc. (a)	132,900	652,539
		3,304,113

5

Software — 9.0%
Advent Software, Inc. (a)	14,400	$676,368
Ansys, Inc. (a)	47,185	1,612,311
Avid Technology, Inc. (a) (b)	24,020	650,462
Commvault Systems, Inc. (a)	27,700	513,004
Eclipsys Corp. (a) (b)	103,625	2,416,535
Quality Systems, Inc.	10,325	378,205
Red Hat, Inc. (a) (b)	183,700	3,650,119
THE9 Ltd. ADR (Cayman Islands) (a) (b)	25,680	885,703
THQ, Inc. (a) (b)	64,600	1,613,708
Wind River Systems, Inc. (a)	170,000	2,000,900
		14,397,315

Telecommunications — 6.9%
Acme Packet, Inc. (a)	38,800	598,296
Clearwire Corp. Cl. A (a) (b)	52,000	1,270,880
EMS Technologies, Inc. (a)	37,585	921,960
InterDigital, Inc. (a) (b)	17,400	361,572
Ixia (a)	56,445	492,200
Polycom, Inc. (a)	131,000	3,518,660
RF Micro Devices, Inc. (a) (b)	306,200	2,060,726
RRSat Global Communications Network Ltd. (a)	29,300	717,850
ShoreTel, Inc. (a)	20,700	296,424
Sirenza Microdevices, Inc. (a)	18,180	314,332
Switch & Data Facilities Co., Inc. (a) (b)	30,315	493,831
		11,046,731

Toys, Games & Hobbies — 0.2%
Marvel Entertainment, Inc. (a) (b)	14,100	330,504

Transportation — 0.2%
Hub Group, Inc. Cl. A (a)	4,500	135,135
Landstar System, Inc.	5,300	222,441
		357,576

TOTAL EQUITIES (Cost $138,272,419)		157,817,522

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 33.9%
Cash Equivalents — 30.3% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$891,237	$891,237
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	445,620	445,620
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	356,496	356,496
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,069,488	1,069,488
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	267,373	267,373

6

Barclays Eurodollar Time Deposit
5.320%	10/09/2007	$445,620	$445,620
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	445,620	445,620
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,782,481	1,782,481
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	445,620	445,620
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	445,620	445,620
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	712,992	712,992
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	2,406,349	2,406,349
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	534,744	534,744
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	5,080,070	5,080,070
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,782,481	1,782,481
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	534,744	534,744
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	356,496	356,496
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	534,744	534,744
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	444,106	444,106
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	4,456,202	4,456,202
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,336,861	1,336,861
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	89,124	89,124
Freddie Mac Discount Note
4.515%	10/24/2007	88,823	88,823
Freddie Mac Discount Note
4.527%	11/13/2007	346,968	346,968
Freddie Mac Discount Note
4.557%	10/26/2007	443,990	443,990
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	891,241	891,241
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	6,238,683	6,238,683
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,782,481	1,782,481
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	534,744	534,744
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	445,620	445,620
Reserve Primary Money Market Fund (c)
		891,241	891,241

7

Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	$891,241	$891,241
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	445,620	445,620
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	445,620	445,620
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	356,496	356,496
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	712,992	712,992
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,782,481	1,782,481
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	2,169,166	2,169,166
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	891,241	891,241
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	891,241	891,241
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	891,241	891,241
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	445,620	445,620
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	891,241	891,241
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	891,241	891,241
Wells Fargo Bank
5.450%	10/12/2007	445,620	445,620
			48,678,940

Repurchase Agreements — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		5,837,822	5,837,822

TOTAL SHORT-TERM INVESTMENTS (Cost $54,516,762)			54,516,762

TOTAL INVESTMENTS — 132.2% (Cost $192,789,181) (f)			$212,334,284

Other Assets/(Liabilities) — (32.2%)			(51,712,805)

NET ASSETS — 100.0%			$160,621,479

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.

8

(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $5,839,282. Collateralized by a U.S. Government Agency obligation with a rate of 4.829%, maturity date of 10/01/2035, and an aggregate market value, including accrued interest, of $5,995,916.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Select Emerging Growth Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.8%
COMMON STOCK — 94.8%
Aerospace & Defense — 3.0%
EDO Corp. (a)	19,500	$1,092,195
Triumph Group, Inc.	28,800	2,353,248
		3,445,443

Apparel — 7.2%
Coach, Inc. (b)	22,900	1,082,483
Crocs, Inc. (a) (b)	65,700	4,418,325
Deckers Outdoor Corp. (b)	21,600	2,371,680
Volcom, Inc. (b)	10,200	433,704
		8,306,192

Banks — 0.7%
Signature Bank (b)	14,500	510,835
Sterling Financial Corp. (a)	13,200	355,212
		866,047

Biotechnology — 0.6%
Martek Biosciences Corp. (a) (b)	8,000	232,240
PDL BioPharma, Inc. (b)	6,500	140,465
Regeneron Pharmaceuticals, Inc. (b)	17,200	306,160
		678,865

Chemicals — 1.4%
Terra Industries, Inc. (a) (b)	53,500	1,672,410

Commercial Services — 6.4%
The Advisory Board Co. (b)	11,200	654,864
AMN Healthcare Services, Inc. (b)	23,500	440,155
Capella Education Co. (b)	27,000	1,509,570
Emergency Medical Services Corp. Cl. A (b)	1,700	51,425
Euronet Worldwide, Inc. (b)	13,800	410,826
FTI Consulting, Inc. (a) (b)	33,000	1,660,230
Huron Consulting Group, Inc. (a) (b)	37,300	2,708,726
		7,435,796

Computers — 3.8%
BluePhoenix Solutions Ltd. (b)	38,600	710,626
Data Domain, Inc. (a) (b)	15,300	473,535
Riverbed Technology, Inc. (b)	25,600	1,033,984
Sigma Designs, Inc. (a) (b)	12,400	598,176
Synaptics, Inc. (b)	34,600	1,652,496
		4,468,817

Distribution & Wholesale — 0.5%
LKQ Corp. (b)	16,000	556,960

Diversified Financial — 0.6%
Portfolio Recovery Associates, Inc. (a)	12,200	647,454

1

Electronics — 0.6%
Faro Technologies, Inc. (b)	17,100	$754,965

Energy - Alternate Sources — 1.2%
JA Solar Holdings Co., Ltd., Sponsored ADR (Cayman Islands) (a) (b)	31,500	1,415,925

Engineering & Construction — 0.6%
Aecom Technology Corp. (b)	19,200	670,656

Environmental Controls — 0.6%
Clean Harbors, Inc. (a) (b)	14,900	663,348

Foods — 1.3%
Sanderson Farms, Inc. (a)	37,000	1,541,790

Hand & Machine Tools — 0.7%
Lincoln Electric Holdings, Inc.	11,200	869,232

Health Care - Products — 5.0%
Align Technology, Inc. (a) (b)	98,500	2,495,005
ArthoCare Corp. (a) (b)	19,000	1,061,910
Conceptus, Inc. (b)	18,700	354,926
Cynosure, Inc. Cl. A (b)	20,500	756,450
Mindray Medical International Ltd., ADR (China)	13,500	579,825
Wright Medical Group, Inc. (b)	19,400	520,308
		5,768,424

Health Care - Services — 2.6%
Icon PLC Sponsored ADR (United Kingdom) (b)	19,400	989,982
WellCare Health Plans, Inc. (b)	19,200	2,024,256
		3,014,238

Insurance — 1.8%
Amerisafe, Inc. (b)	15,582	257,726
Castlepoint Holdings Ltd.	34,500	396,750
Delphi Financial Group, Inc. Cl. A	18,400	743,728
Meadowbrook Insurance Group, Inc. (b)	21,200	191,012
United Fire & Casualty Co.	12,400	484,716
		2,073,932

Internet — 8.9%
Blue Coat Systems, Inc. (b)	38,200	3,008,632
Navisite, Inc. (b)	78,600	690,894
Priceline.com, Inc. (a) (b)	37,400	3,319,250
Shutterfly, Inc. (b)	37,200	1,187,052
Vasco Data Security International, Inc. (a) (b)	44,900	1,585,419
Vocus, Inc. (b)	19,800	578,952
		10,370,199

Leisure Time — 1.3%
Life Time Fitness, Inc. (a) (b)	14,600	895,564
WMS Industries, Inc. (b)	17,200	569,320
		1,464,884

2

Machinery - Construction & Mining — 0.8%
Astec Industries, Inc. (b)	15,800	$907,710

Machinery - Diversified — 1.2%
Chart Industries, Inc. (b)	27,100	871,536
Flow International Corp. (a) (b)	55,400	488,628
		1,360,164

Manufacturing — 1.2%
Ceradyne, Inc. (a) (b)	10,700	810,418
Hexcel Corp. (a) (b)	24,900	565,479
		1,375,897

Metal Fabricate & Hardware — 1.7%
Dynamic Materials Corp.	21,800	1,044,002
Haynes International, Inc. (b)	10,300	879,311
		1,923,313

Oil & Gas — 1.7%
Atwood Oceanics, Inc. (b)	26,400	2,021,184

Oil & Gas Services — 9.0%
Cal Dive International, Inc. (a) (b)	40,400	606,000
CARBO Ceramics, Inc. (a)	10,300	522,519
Dawson Geophysical Co. (b)	25,000	1,937,750
Flotek Industries, Inc. (a) (b)	70,000	3,090,500
ION Geophysical Corp. (a) (b)	43,000	594,690
Oceaneering International, Inc. (b)	17,000	1,288,600
T-3 Energy Services, Inc. (b)	17,200	733,408
W-H Energy Services, Inc. (b)	22,600	1,666,750
		10,440,217

Pharmaceuticals — 2.2%
Abraxis BioScience, Inc.	9,200	210,036
Acadia Pharmaceuticals, Inc. (b)	13,300	200,165
Angiotech Pharmaceuticals, Inc. (b)	24,400	152,988
Medarex, Inc. (a) (b)	32,200	455,952
Penwest Pharmaceuticals Co. (a) (b)	48,400	532,884
United Therapeutics Corp. (a) (b)	14,300	951,522
		2,503,547

Retail — 6.1%
BJ’s Restaurants, Inc. (b)	13,600	286,280
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	27,600	3,260,388
Citi Trends, Inc. (a) (b)	11,000	239,360
First Cash Financial Services, Inc. (b)	33,900	793,938
Hibbett Sports, Inc. (b)	29,300	726,640
McCormick & Schmick’s Seafood Restaurants, Inc. (b)	13,600	256,088
Under Armour, Inc. Cl. A (a) (b)	13,000	777,660
Zumiez, Inc. (a) (b)	16,500	732,105
		7,072,459

3

Semiconductors — 2.7%
Microsemi Corp. (a) (b)	39,000	$1,087,320
Monolithic Power Systems, Inc. (b)	49,000	1,244,600
Varian Semiconductor Equipment Associates, Inc. (b)	13,950	746,604
		3,078,524

Software — 6.1%
Concur Technologies, Inc. (b)	40,200	1,267,104
Double-Take Software, Inc. (b)	36,300	693,693
Informatica Corp. (b)	43,300	679,810
Omniture, Inc. (b)	27,700	839,864
Synchronoss Technologies, Inc. (a) (b)	52,900	2,224,974
Taleo Corp., Cl. A (b)	23,600	599,676
VeriFone Holdings, Inc. (b)	17,200	762,476
		7,067,597

Telecommunications — 5.4%
Acme Packet, Inc. (b)	27,400	422,508
Anixter International, Inc. (a) (b)	30,500	2,514,725
Aruba Networks, Inc. (a) (b)	26,600	532,000
Atheros Communications, Inc. (b)	20,000	599,400
Ceragon Networks Ltd. (b)	51,000	969,000
NTELOS Holdings Corp.	15,600	459,576
Powerwave Technologies, Inc. (a) (b)	31,400	193,424
ShoreTel, Inc. (b)	37,800	541,296
		6,231,929

Transportation — 7.9%
Diana Shipping, Inc.	41,000	1,168,500
DryShips, Inc. (a)	38,000	3,452,300
Genco Shipping & Trading Ltd. (a)	22,600	1,480,978
Knight Transportation, Inc.	23,100	397,551
Navios Maritime Holdings, Inc.	110,500	1,451,970
TBS International Ltd. (b)	29,900	1,233,375
		9,184,674

TOTAL EQUITIES (Cost $85,523,460)		109,852,792

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 33.6%
Cash Equivalents — 29.9% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$635,990	$635,990
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	317,993	317,993
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	254,394	254,394
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	763,183	763,183
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	190,796	190,796

4

Barclays Eurodollar Time Deposit
5.320%	10/09/2007	$317,993	$317,993
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	317,993	317,993
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,271,973	1,271,973
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	317,993	317,993
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	317,993	317,993
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	508,789	508,789
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	1,717,162	1,717,162
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	381,591	381,591
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	3,625,120	3,625,120
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,271,973	1,271,973
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	381,591	381,591
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	254,394	254,394
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	381,591	381,591
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	316,913	316,913
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	3,179,931	3,179,931
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	953,979	953,979
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	63,599	63,599
Freddie Mac Discount Note
4.515%	10/24/2007	63,384	63,384
Freddie Mac Discount Note
4.527%	11/13/2007	247,595	247,595
Freddie Mac Discount Note
4.557%	10/26/2007	316,831	316,831
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	635,986	635,986
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	4,451,902	4,451,902
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,271,973	1,271,973
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	381,591	381,591
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	317,993	317,993
Reserve Primary Money Market Fund (c)
		635,986	635,986

5

Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	$635,986	$635,986
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	317,993	317,993
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	317,993	317,993
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	254,394	254,394
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	508,789	508,789
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,271,973	1,271,973
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	1,547,910	1,547,910
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	635,986	635,986
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	635,986	635,986
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	635,986	635,986
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	317,993	317,993
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	635,986	635,986
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	635,986	635,986
Wells Fargo Bank
5.450%	10/12/2007	317,993	317,993
			34,737,129

Repurchase Agreements — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		4,257,691	4,257,691

TOTAL SHORT-TERM INVESTMENTS (Cost $38,994,820)			38,994,820

TOTAL INVESTMENTS — 128.4% (Cost $124,518,280) (f)			$148,847,612

Other Assets/(Liabilities) — (28.4%)			(32,941,007)

NET ASSETS — 100.0%			$115,906,605

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

6

(d)            Represents investments of security lending collateral. (Note 2).

(e)             Maturity value of $4,258,756.  Collateralized by a U.S. Government Agency obligation with a rate of 4.217% maturity date of 5/01/2035 and an aggregate market value, including accrued interest, $4,343,205.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Diversified International Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK — 97.6%
Aerospace & Defense — 1.1%
BAE Systems PLC	158,700	$ 1,587,922
European Aeronautic Defense and Space Co.	1,490	45,513
		1,633,435

Airlines — 0.9%
Air France	11,900	434,424
Deutsche Lufthansa	32,700	934,816
		1,369,240

Auto Manufacturers — 5.8%
DaimlerChrysler AG	5,000	500,771
Honda Motor Co. Ltd.	34,700	1,155,456
Hyundai Motor Co.	8,100	652,369
Isuzu Motors Ltd.	148,000	839,362
Nissan Motor Co. Ltd.	170,900	1,693,831
Renault SA	19,900	2,863,814
Toyota Motor Corp.	15,700	915,094
		8,620,697

Automotive & Parts — 2.1%
Aisin Seiki Co., Ltd.	19,400	772,125
Compagnie Generale des Etablissements Michelin Cl. B	10,600	1,416,700
Hyundai Mobis	8,290	875,364
		3,064,189

Banks — 17.2%
Banco Do Brasil SA	61,200	1,024,984
Bank Hapoalim, Ltd.	150,000	771,244
Barclays PLC	152,800	1,842,610
BNP Paribas SA	17,400	1,890,894
Canadian Imperial Bank of Commerce	12,000	1,193,992
Credit Agricole SA	45,630	1,748,496
Deutsche Bank AG	13,500	1,728,518
Fortis	55,700	1,629,635
Fortis Rights (a) (b)	38,500	203,065
HBOS PLC	130,230	2,414,268
Kookmin Bank	9,600	789,601
Mitsubishi Tokyo Financial Group, Inc.	196	1,772,628
National Australia Bank	7,660	267,043
Nordea AB	100	1,728
Royal Bank of Canada	16,164	891,098
Royal Bank of Scotland Group PLC	227,796	2,424,168
Societe Generale Cl. A	11,200	1,866,339
Standard Bank Group Ltd.	38,000	549,601
Sumitomo Mitsui Financial Group, Inc.	257	1,983,161
Unibanco-Uniao de Banco Brasileiros SA Sponsored GDR	5,500	723,525
		25,716,598

1

Beverages — 0.2%
Marstons PLC	54,300	$ 372,639

Building Materials — 0.4%
Italcementi SpA	24,100	530,773

Chemicals — 3.3%
BASF AG	18,700	2,566,279
Dainippon Ink & Chemical, Inc.	113,000	496,758
Methanex Corp.	23,200	581,510
Mitsubishi Chemical Holdings Corp.	146,500	1,264,332
		4,908,879

Commercial Services — 0.9%
Mitsui & Co. Ltd.	53,000	1,280,670

Computers — 1.0%
Fujitsu, Ltd.	208,000	1,457,545

Computers & Information — 0.2%
Corporate Express	26,500	287,635

Diversified Financial — 3.9%
Credit Suisse Group	26,700	1,761,703
Hana Financial Group, Inc.	27,600	1,297,584
ORIX Corp.	6,390	1,439,040
Shinhan Financial Group Co., Ltd.	10,180	657,537
Woori Finance Holdings Co., Ltd.	31,070	706,942
		5,862,806

Electric — 5.4%
British Energy Group PLC	71,300	772,591
E.ON AG	16,900	3,107,865
Kyushu Electric Power Co., Inc.	37,900	997,584
RWE AG	13,940	1,742,596
Tokyo Electric Power Co.	56,400	1,415,300
		8,035,936

Electrical Components & Equipment — 2.1%
Sharp Corp.	82,000	1,475,590
Toshiba Corp. (b)	179,000	1,656,434
		3,132,024

Electronics — 0.9%
Alps Electric Co. Ltd.	21,300	254,087
Au Optronics Corp.	638,462	1,085,224
		1,339,311

Engineering & Construction — 0.4%
Koninklijke BAM Groep NV	11,800	312,437
Macquarie Airports	90,622	346,140
		658,577

2

Foods — 0.9%
Kon. Ahold NV (a)	88,480	$ 1,329,575

Forest Products & Paper — 1.7%
Rengo Co Ltd.	35,000	234,871
Stora Enso OYJ Cl. R	77,200	1,494,021
Svenska Cellulosa AB-Cl. B	45,300	838,315
		2,567,207

Insurance — 8.8%
Allianz AG	12,234	2,840,366
Aviva PLC	77,900	1,162,394
Fondiaria-Sai SpA (b)	21,000	979,924
ING Canada, Inc.	5,100	227,983
ING Groep NV	60,600	2,672,139
Muenchener Rueckversicherungs AG	13,200	2,521,009
QBE Insurance Group Ltd.	16,081	476,869
Salam Ltd.	323,400	1,043,984
Sun Life Financial, Inc.	21,900	1,144,783
		13,069,451

Investment Companies — 0.3%
Macquarie Infrastructure Group	164,955	456,088

Iron & Steel — 6.5%
ArcelorMittal	25,200	1,972,586
China Steel Corp.	698,340	1,007,657
Gerdau Ameristeel Corp.	48,300	570,255
Gerdau SA Sponsored ADR (Brazil) (b)	44,900	1,177,278
JFE Holdings, Inc.	31,400	2,203,359
Nippon Steel Corp.	60,000	427,775
POSCO	1,600	1,152,417
Voestalpine AG	13,400	1,149,919
		9,661,246

Manufacturing — 0.2%
Bombardier, Inc. Cl. B (a)	56,500	334,383

Media — 1.2%
Lagardere S.C.A. SA	14,800	1,251,742
Trinity Mirror PLC	58,400	489,219
		1,740,961

Mining — 3.2%
Antofagasta PLC	15,100	232,180
Kazakhmys PLC	19,700	558,137
Teck Cominco Ltd. Cl. B	28,200	1,333,471
Xstrata PLC	27,460	1,793,915
Zinifex Ltd.	52,600	812,772
		4,730,475

Oil & Gas — 12.0%
BP PLC	77,300	886,822
China Petroleum & Chemical	1,438,000	1,775,565

3

ENI SpA (b)	64,500	$ 2,368,163
LUKOIL Sponsored ADR (Russia)	16,550	1,378,615
Nippon Mining Holdings, Inc.	101,500	1,011,618
Petroleo Brasileiro S.A.	64,800	2,087,883
PTT Public Co. Ltd.	120,800	1,184,210
Repsol YPF SA	39,100	1,386,281
Royal Dutch Shell PLC	79,000	3,243,829
Total SA	31,800	2,558,362
		17,881,348

Pharmaceuticals — 3.9%
AstraZeneca PLC	33,800	1,677,068
GlaxoSmithKline PLC	55,300	1,454,689
Novartis AG	12,690	694,712
Sanofi-Aventis	24,500	2,065,208
		5,891,677

Retail — 0.9%
Home Retail Group	86,500	653,750
Mitchells & Butlers PLC	31,200	385,875
Punch Taverns PLC	14,200	283,861
		1,323,486

Semiconductors — 4.7%
Hynix Semiconductor, Inc. (a)	35,200	1,202,438
Powerchip Semiconductor Corp.	1,296,000	642,427
Samsung Electronics Co., Ltd.	1,330	834,617
Samsung Electronics Co., Ltd.	2,200	1,018,799
Siliconware Precision Industries Co.	649,567	1,455,973
Taiwan Semiconductor Manufacturing Co. Ltd.	324,614	631,167
United Microelectronics Corp. (c)	1,745,705	1,240,810
		7,026,231

Telecommunications — 6.0%
China Netcom Group Corp. Hk Ltd.	441,500	1,169,854
China Telecom Corp. Ltd.	942,000	718,459
Deutsche Telekom AG	51,500	1,005,892
France Telecom SA	25,700	855,872
Nippon Telegraph & Telephone Corp.	312	1,449,586
Oki Electric Industry Co. Ltd. (a) (b)	102,000	175,094
Philippine Long Distance Telephone Co.	13,500	869,204
Vodafone Group PLC	760,400	2,731,645
		8,975,606

Transportation — 1.5%
Mitsui OSK Lines Ltd.	109,000	1,757,566
Neptune Orient Lines Ltd.	142,000	506,170
		2,263,736

TOTAL COMMON STOCK (Cost $134,439,631)		145,522,424

4

PREFERRED STOCK — 0.5%
Iron & Steel
Usinas Siderurgicas de Minas Gerais SA Preferred-Cl. A	9,600	$ 667,153

TOTAL PREFERRED STOCK (Cost $543,391)		667,153

TOTAL EQUITIES (Cost $134,983,022)		146,189,577

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.4%
Cash Equivalents — 4.0% (e)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 108,479	$ 108,479
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	54,240	54,240
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	43,392	43,392
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	130,175	130,175
Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	32,544	32,544
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	54,240	54,240
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	54,240	54,240
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	216,958	216,958
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	54,240	54,240
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	54,240	54,240
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	86,783	86,783
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	292,893	292,893
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	65,087	65,087
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	618,330	618,330
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	216,958	216,958
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	65,087	65,087
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	43,392	43,392
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	65,084	65,084
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	54,055	54,055
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	542,395	542,395

5

Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	$ 162,719	$ 162,719
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	10,848	10,848
Freddie Mac Discount Note
4.515%	10/24/2007	10,811	10,811
Freddie Mac Discount Note
4.527%	11/13/2007	42,232	42,232
Freddie Mac Discount Note
4.557%	10/26/2007	54,041	54,041
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	108,479	108,479
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	759,353	759,353
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	216,958	216,958
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	65,087	65,087
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	54,240	54,240
Reserve Primary Money Market Fund (d)
		108,479	108,479
Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	108,479	108,479
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	54,240	54,240
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	54,240	54,240
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	43,392	43,392
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	86,783	86,783
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	216,958	216,958
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	264,024	264,024
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	108,479	108,479
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	108,479	108,479
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	108,479	108,479
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	54,240	54,240
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	108,479	108,479
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	108,479	108,479
Wells Fargo Bank
5.450%	10/12/2007	54,240	54,240
			5,925,050

6

Repurchase Agreements — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (f)	$ 3,667,037	$ 3,667,037

TOTAL SHORT-TERM INVESTMENTS (Cost $9,592,087)		9,592,087

TOTAL INVESTMENTS — 104.5% (Cost $144,575,109) (g)		$ 155,781,664

Other Assets/(Liabilities) — (4.5%)		(6,718,449)

NET ASSETS — 100.0%		$ 149,063,215

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)             Non-income producing security.

(b)            Denotes all or a portion of security on loan. (Note 2).

(c)             This security is valued in good faith under procedures established by the Board of Trustees.

(d)            Amount represents shares owned of the fund.

(e)             Represents investments of security lending collateral. (Note 2).

(f)               Maturity value of $3,667,954. Collateralized by a U.S. Government obligation with a rate of 4.683%, maturity date of 9/01/2035, and an aggregate market value, including accrued interest, of $3,743,214.

(g)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Overseas Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Advertising — 1.9%
Publicis Groupe	290,500	$ 11,869,968
WPP Group PLC	941,470	12,638,060
		24,508,028

Auto Manufacturers — 4.7%
Bayerische Motoren Werke AG	417,390	26,766,405
DaimlerChrysler AG	128,200	12,839,765
Honda Motor Co. Ltd.	230,600	7,678,623
Toyota Motor Corp.	243,700	14,204,360
		61,489,153

Automotive & Parts — 0.6%
Bridgestone Corp.	245,300	5,378,095
Continental AG	20,732	2,849,496
		8,227,591

Banks — 11.6%
Banco Bilbao Vizcaya Argentaria SA	177,180	4,126,164
Banco Bilbao Vizcaya Argentaria SA (FRA)	90,433	2,100,460
Bank Central Asia Tbk PT	4,281,500	2,874,129
Bank of Ireland (Ireland)	743,400	13,685,855
Barclays PLC	1,194,200	14,400,820
BNP Paribas SA	135,300	14,703,327
Credit Agricole SA	359,164	13,762,805
Erste Bank der oesterreichischen Sparkassen AG	99,583	7,540,501
HSBC Holdings PLC	1,572,300	28,845,099
Intesa Sanpaolo	801,056	6,146,775
Julius Baer Holding AG	131,387	9,760,249
Komercni Banka AS	21,218	4,919,945
Kookmin Bank	92,370	7,597,444
Lloyds TSB Group PLC	1,569,800	17,268,179
Shizuoka Bank Ltd. (The)	374,000	3,606,174
		151,337,926

Beverages — 4.4%
Diageo PLC	1,252,377	27,247,031
Heineken NV	123,040	8,027,366
Lotte Chilsung Beverage Co. Ltd.	5,830	8,884,986
Pernod-Ricard SA	62,268	13,509,614
		57,668,997

Building Materials — 0.6%
Asahi Glass Co. Ltd. (a)	580,000	7,747,690

Chemicals — 4.4%
Air Liquide	83,702	11,127,868
Bayer AG	225,740	17,840,480
Givaudan SA Registered	16,370	15,040,443
Linde AG	111,350	13,730,057
		57,738,848

1

Commercial Services — 2.4%
Adecco SA (a)	261,200	$ 15,366,910
Experian Ltd.	306,900	3,219,802
G4S PLC	2,113,800	8,664,952
Meitec Corp. (a)	148,700	4,337,927
		31,589,591

Cosmetics & Personal Care — 2.1%
Kao Corp.	705,000	20,916,301
L’Oreal SA	26,860	3,503,221
Uni-Charm Corp.	56,000	3,415,023
		27,834,545

Diversified Financial — 11.4%
Aeon Credit Service Co. Ltd	249,900	2,665,341
Chinatrust Financial Holding Co. (b)	21,365,366	15,503,922
Credit Suisse Group	354,600	23,396,998
Daiwa Securities Group, Inc.	2,666,020	25,189,545
Nikko Cordial Corp.	776,500	9,694,398
Nomura Holdings, Inc.	553,300	9,168,538
Schroders PLC	713,300	20,058,786
UBS AG Registered	807,291	43,141,739
		148,819,267

Electric — 1.5%
E.ON AG	74,410	13,683,803
Suez SA	102,800	6,018,902
		19,702,705

Electrical Components & Equipment — 1.9%
Legrand SA	229,760	7,677,553
Schneider Electric SA	139,014	17,447,791
		25,125,344

Electronics — 2.4%
Fanuc Ltd.	60,000	6,078,146
Hirose Electric Co. Ltd.	31,200	3,768,575
Koninklijke Philips Electronics NV	107,200	4,805,912
Omron Corp.	594,300	15,580,289
Orbotech Ltd. (b)	39,100	822,273
		31,055,195

Entertainment — 1.5%
Ladbrokes PLC	817,614	7,156,870
William Hill PLC	989,306	12,906,182
		20,063,052

Foods — 4.5%
Cadbury Schweppes PLC	1,452,200	16,705,773
Nestle SA	79,457	35,503,821
Tesco PLC	718,867	6,406,680
		58,616,274

2

Gas — 0.8%
Gaz De France (a)	128,400	$ 6,629,319
Tokyo Gas Co. Ltd.	846,000	3,911,250
		10,540,569

Health Care - Products — 0.4%
Synthes, Inc.	43,823	4,880,722

Holding Company - Diversified — 2.1%
LVMH Moet Hennessy Louis Vuitton SA	233,976	27,867,746

Household Products — 1.5%
Reckitt Benckiser PLC	347,678	20,253,380

Insurance — 4.0%
Allianz AG	36,600	8,497,418
Assicurazioni Generali SpA	81,683	3,577,918
AXA SA	344,717	15,287,879
Hannover Rueckversicherungs AG	177,600	8,963,451
QBE Insurance Group Ltd.	95,522	2,832,625
Swiss Reinsurance (a)	141,059	12,487,921
		51,647,212

Manufacturing — 0.8%
Smiths Group PLC	471,872	10,229,315

Media — 6.1%
British Sky Broadcasting Group PLC	811,000	11,432,955
Gestevision Telecinco SA	536,000	13,970,864
Grupo Televisa SA Sponsored ADR (Mexico)	253,600	6,129,512
Johnston Press PLC	1,412,000	9,295,940
Societe Television Francaise 1 (a)	637,780	17,088,898
Trinity Mirror PLC	1,169,000	9,792,751
Vivendi SA	269,390	11,297,022
		79,007,942

Mining — 0.4%
BHP Billiton PLC	153,970	5,423,418

Office Equipment/Supplies — 2.0%
Canon, Inc.	329,850	17,790,564
Ricoh Co. Ltd.	405,000	8,490,511
		26,281,075

Oil & Gas — 3.0%
BG Group PLC	179,758	3,084,010
INPEX Holdings, Inc.	730	7,438,116
Royal Dutch Shell Plc Class A Shs	303,970	12,407,063
Total SA	200,470	16,128,142
		39,057,331

Pharmaceuticals — 7.5%
Actelion, Ltd. (b)	69,778	3,845,585
GlaxoSmithKline PLC	1,691,630	44,499,013
Novartis AG	405,800	22,215,453
Roche Holding AG	131,922	23,781,822

3

Takeda Pharmaceutical Co. Ltd.	46,300	$ 3,236,485
		97,578,358

Retail — 3.2%
Compagnie Financiere Richemont AG, A Units	175,600	11,574,126
Giordano International Ltd.	8,715,000	4,294,974
Li & Fung Ltd.	1,332,800	5,633,066
Next PLC	114,240	4,548,423
Signet Group PLC	9,422,900	15,996,867
		42,047,456

Semiconductors — 4.8%
ASML Holding NV (b)	145,100	4,787,813
Rohm Co. Ltd.	256,798	22,546,465
Samsung Electronics Co., Ltd.	47,898	30,057,525
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	481,650	4,874,298
		62,266,101

Software — 0.9%
SAP AG	141,300	8,226,355
Satyam Computer Services Ltd. ADR (India) (a)	124,670	3,227,706
		11,454,061

Telecommunications — 2.6%
Singapore Telecommunications Ltd.	3,200,500	8,626,791
SK Telecom Co. Ltd	88,330	20,248,482
Telefonaktiebolaget LM Ericsson Cl. B	1,168,710	4,642,050
		33,517,323

Toys, Games & Hobbies — 0.4%
Nintendo Co., Ltd.	9,800	5,051,181

Transportation — 1.4%
Canadian National Railway Co.	118,860	6,775,020
TPG NV	267,240	11,132,909
		17,907,929

TOTAL EQUITIES (Cost $1,102,217,496)		1,276,535,325

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.8%
Cash Equivalents — 3.9% (d)
ABN Amro Bank NV Eurodollar Time Deposit
4.970%	10/24/2007	$ 936,511	$ 936,511
Bank of Montreal Eurodollar Time Deposit
5.520%	10/15/2007	468,255	468,255
Bank of Nova Scotia Eurodollar Time Deposit
5.000%	10/25/2007	374,604	374,604
Bank of Nova Scotia Eurodollar Time Deposit
5.340%	10/19/2007	1,123,813	1,123,813

4

Bank of Nova Scotia Eurodollar Time Deposit
5.540%	10/17/2007	$ 280,954	$ 280,954
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	468,255	468,255
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	468,255	468,255
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	1,873,023	1,873,023
Barclays Eurodollar Time Deposit
5.330%	11/05/2007	468,255	468,255
Barclays Eurodollar Time Deposit
5.550%	10/15/2007	468,255	468,255
BNP Paribas Eurodollar Time Deposit
5.000%	10/25/2007	749,209	749,209
BNP Paribas Eurodollar Time Deposit
5.200%	10/01/2007	2,528,581	2,528,581
BNP Paribas Eurodollar Time Deposit
5.420%	10/15/2007	561,907	561,907
Calyon Eurodollar Time Deposit
5.250%	10/01/2007	5,338,118	5,338,118
Calyon Eurodollar Time Deposit
5.330%	11/07/2007	1,873,023	1,873,023
Calyon Eurodollar Time Deposit
5.500%	10/16/2007	561,907	561,907
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.340%	11/09/2007	374,604	374,604
Dexia Group Eurodollar Time Deposit
5.100%	11/05/2007	561,907	561,907
Federal Home Loan Bank Discount Note
4.545%	10/24/2007	466,665	466,665
Fortis Bank Eurodollar Time Deposit
5.250%	10/01/2007	4,682,560	4,682,560
Fortis Bank Eurodollar Time Deposit
5.330%	11/05/2007	1,404,767	1,404,767
Fortis Bank Eurodollar Time Deposit
5.600%	10/12/2007	93,651	93,651
Freddie Mac Discount Note
4.515%	10/24/2007	93,335	93,335
Freddie Mac Discount Note
4.527%	11/13/2007	364,593	364,593
Freddie Mac Discount Note
4.557%	10/26/2007	466,543	466,543
Lloyds TSB Bank Eurodollar Time Deposit
5.650%	10/12/2007	936,511	936,511
National Australia Bank Eurodollar Time Deposit
5.188%	10/01/2007	6,555,582	6,555,582
Nordea Bank Finland PLC (NY Branch) Eurodollar Time Deposit
5.450%	10/23/2007	1,873,023	1,873,023
Rabobank Nederland Eurodollar Time Deposit
4.910%	10/03/2007	561,907	561,907
Rabobank Nederland Eurodollar Time Deposit
5.000%	10/04/2007	468,255	468,255
Reserve Primary Money Market Fund (c)
		936,511	936,511

5

Royal Bank of Scotland Eurodollar Time Deposit
5.330%	11/07/2007	$ 936,511	$ 936,511
Royal Bank of Scotland Eurodollar Time Deposit
5.430%	10/26/2007	468,255	468,255
Royal Bank of Scotland Eurodollar Time Deposit
5.450%	10/19/2007	468,255	468,255
Societe Generale Eurodollar Time Deposit
4.950%	10/22/2007	374,604	374,604
Societe Generale Eurodollar Time Deposit
5.120%	11/01/2007	749,209	749,209
Societe Generale Eurodollar Time Deposit
5.320%	10/01/2007	1,873,023	1,873,023
Svenska Handlesbanken Eurodollar Time Deposit
5.200%	10/01/2007	2,279,350	2,279,350
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	936,511	936,511
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/09/2007	936,511	936,511
Toronto Dominion Bank Eurodollar Time Deposit
5.610%	10/12/2007	936,511	936,511
UBS AG Eurodollar Time Deposit
5.365%	11/08/2007	468,255	468,255
UBS AG Eurodollar Time Deposit
5.450%	10/22/2007	936,511	936,511
UBS AG Eurodollar Time Deposit
5.580%	10/01/2007	936,511	936,511
Wells Fargo Bank
5.450%	10/12/2007	468,255	468,255
			51,151,611

Repurchase Agreements — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/28/2007, 3.00%, due 10/01/2007 (e)		25,163,980	25,163,980

TOTAL SHORT-TERM INVESTMENTS (Cost $76,315,591)			76,315,591

TOTAL INVESTMENTS — 103.6% (Cost $1,178,533,087) (f)			$ 1,352,850,916

Other Assets/(Liabilities) — (3.6%)			(47,254,413)

NET ASSETS — 100.0%			$ 1,305,596,503

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             Amount represents shares owned of the fund.

(d)            Represents investments of security lending collateral. (Note 2).

6

(e)             Maturity value of $25,170,271. Collateralized by a U.S. Government Agency obligation with rates ranging from 4.687% to 4.740%, maturity date of 08/01/2035, and an aggregate market value, including accrued interest, of $25,670,690.

(f)               See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Select Destination Retirement Income Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	160,563	$2,117,830
MassMutual Premier Core Bond Fund, Class S	3,730,255	41,144,710
MassMutual Premier Diversified Bond Fund, Class S	2,848,020	31,043,414

MassMutual Premier Enhanced Index Growth Fund, Class S	880,747	9,212,609

MassMutual Premier Enhanced Index Value Fund, Class S	842,513	11,239,122

MassMutual Premier Inflation Protected Bond Fund, Class S	4,177,217	43,484,832

MassMutual Premier International Equity Fund, Class S	285,045	5,276,191

MassMutual Premier Main Street Small Cap Fund, Class S(a)	521,740	5,848,704
MassMutual Premier Money Market Fund, Class S (a)	9,804,704	9,804,704

MassMutual Premier Short-Duration Bond Fund, Class S	3,279,424	34,138,805
MassMutual Premier Strategic Income Fund, Class S	990,050	10,742,039
MassMutual Premier Value Fund, Class S	26,176	547,855
MassMutual Select Aggressive Growth Fund, Class S (a)	644,199	4,702,650
MassMutual Select Blue Chip Growth Fund, Class S	312,476	3,552,850

MassMutual Select Diversified International Fund, Class S (a)	459,435	5,269,721
MassMutual Select Diversified Value Fund, Class S	299,200	4,111,014
MassMutual Select Emerging Growth Fund, Class S (a)	144,662	1,178,999
MassMutual Select Focused Value Fund, Class S	414,340	8,406,965
MassMutual Select Fundamental Value Fund, Class S	441,600	5,904,192
MassMutual Select Growth Equity Fund, Class S (a)	662,493	5,869,690
MassMutual Select Large Cap Value Fund, Class S	150,165	2,070,773

MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	142,755	1,718,768
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	156,912	2,645,540
MassMutual Select Mid-Cap Value Fund, Class S (a)	335,326	3,960,204
MassMutual Select Overseas Fund, Class S (a)	795,481	10,802,637

MassMutual Select Small Cap Core Equity Fund, Class S (a)	238,458	2,313,042
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	58,341	1,081,064

MassMutual Select Small Cap Value Equity Fund, Class S (a)	169,448	1,763,949

MassMutual Select Small Company Growth Fund, Class S (a)	171,930	1,990,946

MassMutual Select Small Company Value Fund, Class S	127,318	1,974,699
		273,918,518

TOTAL MUTUAL FUNDS (Cost $267,741,385)		273,918,518

1

TOTAL INVESTMENTS — 100.0% (b)	$273,918,518

Other Assets/(Liabilities) — 0.0%	(104,268)

NET ASSETS — 100.0%	$273,814,250

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2010 Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Investment Companies
MassMutual Premier Capital Appreciation Fund, Class S	146,311	$ 1,929,846
MassMutual Premier Core Bond Fund, Class S	3,242,428	35,763,975
MassMutual Premier Diversified Bond Fund, Class S	2,666,429	29,064,080
MassMutual Premier Enhanced Index Growth Fund, Class S	1,346,605	14,085,493
MassMutual Premier Enhanced Index Value Fund, Class S	1,098,860	14,658,799
MassMutual Premier Inflation Protected Bond Fund, Class S	3,283,409	34,180,290
MassMutual Premier International Equity Fund, Class S	245,642	4,546,834
MassMutual Premier Main Street Small Cap Fund, Class S (a)	344,365	3,860,337
MassMutual Premier Money Market Fund, Class S (a)	10,462,575	10,462,576
MassMutual Premier Short-Duration Bond Fund, Class S	2,364,882	24,618,422
MassMutual Premier Strategic Income Fund, Class S	735,900	7,984,518
MassMutual Premier Value Fund, Class S	26,438	553,346
MassMutual Select Aggressive Growth Fund, Class S (a)	554,443	4,047,432
MassMutual Select Blue Chip Growth Fund, Class S	278,469	3,166,194
MassMutual Select Diversified International Fund, Class S (a)	438,340	5,027,757
MassMutual Select Diversified Value Fund, Class S	195,089	2,680,522
MassMutual Select Emerging Growth Fund, Class S (a)	96,191	783,956
MassMutual Select Focused Value Fund, Class S	274,184	5,563,194
MassMutual Select Fundamental Value Fund, Class S	366,505	4,900,166
MassMutual Select Growth Equity Fund, Class S (a)	463,706	4,108,435
MassMutual Select Large Cap Value Fund, Class S	191,503	2,640,833
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	183,814	2,213,118
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	203,541	3,431,701
MassMutual Select Mid-Cap Value Fund, Class S (a)	432,929	5,112,886
MassMutual Select Overseas Fund, Class S (a)	720,770	9,788,060
MassMutual Select Small Cap Core Equity Fund, Class S (a)	156,294	1,516,048
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	37,538	695,573
MassMutual Select Small Cap Value Equity Fund, Class S (a)	109,211	1,136,881
MassMutual Select Small Company Growth Fund, Class S (a)	119,291	1,381,386
MassMutual Select Small Company Value Fund, Class S	82,866	1,285,257
		241,187,915

TOTAL MUTUAL FUNDS (Cost $234,076,137)		241,187,915

1

TOTAL INVESTMENTS — 100.0% (b)	$241,187,915

Other Assets/(Liabilities) — 0.0%	(113,442)

NET ASSETS — 100.0%	$241,074,473

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2020 Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Investment Companies

MassMutual Premier Capital Appreciation Fund, Class S	760,177	$10,026,740
MassMutual Premier Core Bond Fund, Class S	6,747,717	74,427,322
MassMutual Premier Diversified Bond Fund, Class S	5,431,734	59,205,905
MassMutual Premier Enhanced Index Growth Fund, Class S	4,529,953	47,383,304
MassMutual Premier Enhanced Index Value Fund, Class S	3,107,371	41,452,329
MassMutual Premier Inflation Protected Bond Fund, Class S	6,694,993	69,694,879
MassMutual Premier International Equity Fund, Class S	1,147,171	21,234,128
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,944,802	21,801,229
MassMutual Premier Short-Duration Bond Fund, Class S	2,950,592	30,715,662
MassMutual Premier Strategic Income Fund, Class S	1,504,487	16,323,685
MassMutual Premier Value Fund, Class S	169,993	3,557,944
MassMutual Select Aggressive Growth Fund, Class S (a)	3,322,376	24,253,348
MassMutual Select Blue Chip Growth Fund, Class S	1,144,044	13,007,780
MassMutual Select Diversified International Fund, Class S (a)	1,844,763	21,159,436
MassMutual Select Diversified Value Fund, Class S	1,229,588	16,894,543
MassMutual Select Emerging Growth Fund, Class S (a)	293,889	2,395,193
MassMutual Select Focused Value Fund, Class S	763,790	15,497,289
MassMutual Select Fundamental Value Fund, Class S	2,323,560	31,065,992
MassMutual Select Growth Equity Fund, Class S (a)	1,766,991	15,655,537
MassMutual Select Large Cap Value Fund, Class S	1,214,112	16,742,606
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	1,059,242	12,753,278
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	1,166,915	19,674,189
MassMutual Select Mid-Cap Value Fund, Class S (a)	2,474,943	29,229,080
MassMutual Select Overseas Fund, Class S (a)	3,225,177	43,797,902
MassMutual Select Small Cap Core Equity Fund, Class S (a)	884,069	8,575,473
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	114,407	2,119,963
MassMutual Select Small Cap Value Equity Fund, Class S (a)	311,322	3,240,863
MassMutual Select Small Company Growth Fund, Class S (a)	363,557	4,209,994
MassMutual Select Small Company Value Fund, Class S	252,244	3,912,310
		680,007,903
TOTAL MUTUAL FUNDS (Cost $647,342,182)		680,007,903

1

TOTAL INVESTMENTS — 100.0% (b)	$680,007,903)

Other Assets/(Liabilities) — 0.0%	(249,773)

NET ASSETS — 100.0%	$679,758,130

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2030 Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Investment Companies

MassMutual Premier Capital Appreciation Fund, Class S	1,000,884	$13,201,663
MassMutual Premier Core Bond Fund, Class S	1,475,145	16,270,852
MassMutual Premier Diversified Bond Fund, Class S	1,504,122	16,394,932
MassMutual Premier Enhanced Index Growth Fund, Class S	3,402,405	35,589,159
MassMutual Premier Enhanced Index Value Fund, Class S	1,909,965	25,478,928
MassMutual Premier Inflation Protected Bond Fund, Class S	2,288,011	23,818,198
MassMutual Premier International Equity Fund, Class S	1,260,738	23,336,256
MassMutual Premier Main Street Small Cap Fund, Class S (a)	1,733,327	19,430,591
MassMutual Premier Short-Duration Bond Fund, Class S	393,688	4,098,293
MassMutual Premier Strategic Income Fund, Class S	975,179	10,580,687
MassMutual Premier Value Fund, Class S	230,477	4,823,879
MassMutual Select Aggressive Growth Fund, Class S (a)	4,997,270	36,480,069
MassMutual Select Blue Chip Growth Fund, Class S	1,581,215	17,978,409
MassMutual Select Diversified International Fund, Class S (a)	1,976,376	22,669,028
MassMutual Select Diversified Value Fund, Class S	1,694,146	23,277,570
MassMutual Select Emerging Growth Fund, Class S (a)	2,343,631	19,100,595
MassMutual Select Focused Value Fund, Class S	560,788	11,378,380
MassMutual Select Fundamental Value Fund, Class S	3,248,723	43,435,425
MassMutual Select Growth Equity Fund, Class S (a)	2,678,943	23,735,438
MassMutual Select Large Cap Value Fund, Class S	1,687,622	23,272,301
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	299,435	3,605,194
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	1,012,429	17,069,553
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,802,331	21,285,534
MassMutual Select Overseas Fund, Class S (a)	3,263,210	44,314,396
MassMutual Select Small Cap Core Equity Fund, Class S (a)	364,851	3,539,059
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	89,245	1,653,710
MassMutual Select Small Cap Value Equity Fund, Class S (a)	464,087	4,831,146
MassMutual Select Small Company Growth Fund, Class S (a)	254,262	2,944,356
MassMutual Select Small Company Value Fund, Class S	564,273	8,751,878
		522,345,479

TOTAL MUTUAL FUNDS (Cost $481,607,014)		522,345,479

1

TOTAL INVESTMENTS — 100.0% (b)	$522,345,479)

Other Assets/(Liabilities) — 0.0%	(201,240)

NET ASSETS — 100.0%	$522,144,239

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Select Destination Retirement 2040 Fund — Portfolio of Investments

September 30, 2007 (Unaudited)

	Number of
	Shares	Market Value
MUTUAL FUNDS - 100.0%
Investment Companies

MassMutual Premier Capital Appreciation Fund, Class S	761,352	$ 10,042,231
MassMutual Premier Core Bond Fund, Class S	160,282	1,767,907
MassMutual Premier Diversified Bond Fund, Class S	161,945	1,765,205
MassMutual Premier Enhanced Index Growth Fund, Class S	2,300,318	24,061,325
MassMutual Premier Enhanced Index Value Fund, Class S	1,235,182	16,477,323
MassMutual Premier Inflation Protected Bond Fund, Class S	267,457	2,784,224
MassMutual Premier International Equity Fund, Class S	824,318	15,258,130
MassMutual Premier Main Street Small Cap Fund, Class S (a)	929,336	10,417,855
MassMutual Premier Strategic Income Fund, Class S	219,878	2,385,681
MassMutual Premier Value Fund, Class S	164,263	3,438,029
MassMutual Select Aggressive Growth Fund, Class S (a)	3,290,167	24,018,217
MassMutual Select Blue Chip Growth Fund, Class S	958,296	10,895,827
MassMutual Select Diversified International Fund, Class S (a)	1,275,458	14,629,504
MassMutual Select Diversified Value Fund, Class S	1,178,235	16,188,945
MassMutual Select Emerging Growth Fund, Class S (a)	1,403,404	11,437,745
MassMutual Select Focused Value Fund, Class S	300,890	6,105,048
MassMutual Select Fundamental Value Fund, Class S	2,255,070	30,150,282
MassMutual Select Growth Equity Fund, Class S (a)	1,643,724	14,563,392
MassMutual Select Large Cap Value Fund, Class S	1,167,127	16,094,679
MassMutual Select Mid Cap Growth Equity Fund, Class S (a)	194,704	2,344,238
MassMutual Select Mid Cap Growth Equity II Fund, Class S (a)	551,931	9,305,564
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,229,389	14,519,084
MassMutual Select Overseas Fund, Class S (a)	2,092,025	28,409,705
MassMutual Select Small Cap Core Equity Fund, Class S (a)	215,524	2,090,579
MassMutual Select Small Cap Growth Equity Fund, Class S (a)	70,482	1,306,026
MassMutual Select Small Cap Value Equity Fund, Class S (a)	388,573	4,045,046
MassMutual Select Small Company Growth Fund, Class S (a)	197,644	2,288,712
MassMutual Select Small Company Value Fund, Class S	438,151	6,795,723
		303,586,226

TOTAL MUTUAL FUNDS (Cost $278,548,124)		303,586,226

TOTAL INVESTMENTS — 100.0%(b)		$303,586,226

1

Other Assets/(Liabilities) — 0.0%	$(117,800)

NET ASSETS — 100.0%	$303,468,426

Notes to Portfolio of Investments

(a)             Non-income producing security.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”), MassMutual Select Diversified Value Fund (“Diversified Value Fund”), MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), MassMutual Select Value Equity Fund (“Value Equity Fund”), MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”), MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”), MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”), MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”),  MassMutual Select Growth Equity Fund (“Growth Equity Fund”), MassMutual Select Aggressive Growth Fund (“Aggressive Growth Fund”), MassMutual Select OTC 100 Fund (“OTC 100 Fund”), MassMutual Select Focused Value Fund (“Focused Value Fund”), MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), MassMutual Select Small Company Value Fund (“Small Company Value Fund”),  MassMutual Select Small Cap Core Equity Fund (“Small Cap Core Equity Fund”), MassMutual Select Mid Cap Growth Equity Fund (“Mid Cap Growth Equity Fund”), MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”), MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”),  MassMutual Select Emerging Growth Fund (“Emerging Growth Fund”), MassMutual Select Diversified International Fund (“Diversified International Fund”), MassMutual Select Overseas Fund (“Overseas Fund”), MassMutual Select Destination Retirement Income Fund (“Destination Retirement Income Fund”), MassMutual Select Destination Retirement 2010 Fund (“Destination Retirement 2010 Fund”), MassMutual Select Destination Retirement 2020 Fund (“Destination Retirement 2020 Fund”), MassMutual Select Destination Retirement 2030 Fund (“Destination Retirement 2030 Fund”) and MassMutual Select Destination Retirement 2040 Fund (“Destination Retirement 2040 Fund”).

Each Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund has a sixth class of shares: Class Z. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

The five Destination Retirement Funds invest all of their investable assets in shares of various funds advised by MassMutual as a control affiliate of MassMutual.  The financial statements included herein are those of the Destination Retirement Funds and the applicable MassMutual Select Funds.  The financial statements of the applicable MassMutual Premier Funds, or Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority owned, indirect subsidiary of MassMutual, are presented separately and can be obtained from the SEC’s EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539.  The assets of each Destination Retirement Fund are diversified and a shareholder’s interest is limited to the  Select, Premier or Oppenheimer Funds in which the shares are invested.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other funds are valued at their net asset value as reported on each business day. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.  Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust’s foreign funds.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At September 30, 2007, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Strategic Bond Fund	$24,009,391	$24,531,987
Strategic Balanced Fund	15,503,827	15,974,927
Diversified Value Fund	26,441,651	27,234,715
Fundamental Value Fund	39,205,455	40,285,035
Value Equity Fund	4,832,252	4,983,021
Large Cap Value Fund	81,559,229	83,995,691
Indexed Equity Fund	113,577,474	117,469,023
Core Opportunities Fund	7,182,108	7,403,037
Blue Chip Growth Fund	38,434,371	39,590,961
Large Cap Growth Fund	7,324,200	7,504,990
Growth Equity Fund	24,916,347	25,664,319
Aggressive Growth Fund	77,938,598	79,957,904
OTC 100 Fund	12,503,309	12,885,188
Focused Value Fund	66,743,817	69,100,774
Mid-Cap Value Fund	37,092,162	38,439,500
Small Cap Value Equity Fund	37,691,742	39,390,452
Small Company Value Fund	155,169,924	161,665,047
Small Cap Core Equity Fund	11,843,288	12,375,617
Mid Cap Growth Equity Fund	19,260,598	20,003,801
Mid Cap Growth Equity II Fund	212,619,496	219,999,151
Small Cap Growth Equity Fund	226,806,824	235,588,496
Small Company Growth Fund	46,814,375	48,678,940
Emerging Growth Fund	33,592,218	34,737,129
Diversified International Fund	5,765,260	5,925,050
Overseas Fund	48,608,596	51,151,611
	$1,375,436,512	$1,424,536,366

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations, or for the Diversified International Fund to generate additional returns by buying currencies in excess of underlying equities when opportunities arise. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

A summary of open forward foreign currency contracts for the Strategic Bond Fund, Strategic Balanced Fund, Diversified International Fund and Overseas Fund at September 30, 2007, is as follows:

			In Exchange		Unrealized
Settlement	Contracts to	Units of	for U.S.	Contracts at	Appreciation
Date	Deliver/Receive	Currency	Dollars	Value	(Depreciation)
Strategic Bond Fund
SELLS
11/07/07	Euro	712,885	987,142	1,018,388	$(31,246)
					$(31,246)

Strategic Balanced Fund
BUYS
11/07/07	Canadian Dollar	306,575	293,843	307,929	$14,086
					$14,086
SELLS
11/07/07	Canadian Dollar	453,253	434,417	455,256	(20,839)
11/07/07	Euro	322,810	447,198	459,468	(12,270)
					$(33,109)

Diversified International Fund
BUYS
12/17/07	Australian Dollar	20,606,000	17,297,175	18,177,617	$880,442
12/17/07	Canadian Dollar	5,013,000	4,946,226	5,048,681	102,455
12/17/07	Great British Pound	6,792,000	13,597,039	13,814,271	217,232
12/17/07	Norwegian Krone	36,231,000	6,448,004	6,677,739	229,735
12/17/07	New Zealand Dollar	8,283,000	5,845,313	6,214,150	368,837
12/17/07	Swedish Krona	4,066,000	606,166	629,903	23,737
					$1,822,438

SELLS
12/17/07	Canadian Dollar	5,013,000	4,722,118	5,048,681	$(326,563)
12/17/07	Swiss Franc	2,491,000	2,107,445	2,143,935	(36,490)
12/17/07	Euro	20,276,000	28,090,285	28,876,957	(786,672)
12/17/07	Japanese Yen	1,422,519,000	12,409,646	12,479,613	(69,967)
12/17/07	Swedish Krona	7,620,000	1,109,687	1,180,487	(70,800)
					$(1,290,492)
Overseas Fund
SELLS
03/31/08	Euro	20,700,000	29,303,024	29,514,134	$(211,110)
10/19/07	Great British Pound	16,230,000	32,477,853	33,013,397	(535,544)
01/07/08	Great British Pound	11,450,000	22,942,480	23,300,948	(358,468)
01/18/08	Great British Pound	16,480,000	33,447,808	33,525,528	(77,720)
01/23/08	Great British Pound	7,800,000	15,932,280	15,865,179	67,101
					$(369,087)

Delayed Delivery

Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.  The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Strategic Bond Fund and the Strategic Balanced Fund under these forward commitments at September 30, 2007 is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)

Strategic Bond Fund
FNMA TBA
5.0% 10/01/2037	Oct-07	21,500,000	20,546,098	20,519,063	$(27,035)
6.0% 10/01/2037	Oct-07	7,700,000	7,723,328	7,712,031	(11,297)
					$(38,332)

Strategic Balanced Fund
FNMA TBA
5.0% 10/1/2037	Oct-07	6,200,000	5,924,113	5,917,125	$(6,988)
5.0% 9/01/2037	Sep-07	700,000	661,891	668,117	6,226
6.0% 10/1/2037	Oct-07	700,000	700,738	701,094	356
					$(406)

Financial Futures Contracts

The Funds may purchase and sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities.  Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.  Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses.  When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Strategic Bond Fund, Strategic Balanced Fund, Indexed Equity Fund, OTC 100 Fund, Small Cap Value Equity Fund, and Diversified International Fund at September 30, 2007 is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Strategic Bond Fund
BUYS
1	Euro FX Curr	12/19/07	$178,663	$4,683
120	90 Day Euro	3/17/08	28,644,000	120,713
271	90 Day Euro	12/17/07	64,467,513	122,758
323	U.S. Treasury Note 5 Year	1/1/08	34,571,094	165,494
37	Euro Bund Future	12/10/07	5,911,271	(38,128)
52	U.S. Long Bond	12/30/07	5,789,875	18,240
				$393,760

SELLS
13	U.S. Treasury Note 2 Year	12/31/07	$2,691,609	$(15,456)
219	U.S. Treasury Note 10 Year	12/31/07	22,907,360	68,722
				$53,266

Strategic Balanced Fund
BUYS
36	90 Day Euro	3/17/08	$8,593,200	$36,357
78	90 Day Euro	12/17/07	18,555,225	35,685
97	U.S. Treasury Note 5 Year	1/1/08	10,382,031	53,077
9	Euro Bund Future	12/10/07	1,437,877	(9,430)
15	U.S. Long Bond	12/30/07	1,670,156	4,144
				$119,833
SELLS
4	U.S. Treasury Note 2 Year	12/31/07	$828,188	$(4,723)
62	U.S. Treasury Note 10 Year	12/31/07	6,794,064	21,555
				$16,832
Indexed Equity Fund
BUYS
34	S&P 500 Index	12/14/07	$13,073,850	$39,251

OTC 100 Fund
BUYS
40	Nasdaq 100	12/21/07	$1,691,200	$28,805

Small Cap Value Equity Fund
BUYS
17	Russell Mini	12/21/07	$1,382,440	$26,482

Diversified International Fund
BUYS
11	Topix Indx	12/13/07	$1,548,477	$93,703

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Portfolio of Investments of the Strategic Bond Fund and Strategic Balanced Fund for open purchased option contracts as of September 30, 2007.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security  price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investments to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Bond Fund and the Strategic Balanced Fund at  September 30, 2007, is as follows:

Strategic Bond Fund

Notional Amount	Expiration Date	Market Description	Premiums	Value

$107,500	3/17/2008	Call - IMM Euro Future	$9,498	$59,394
107,500	3/17/2008	Call - IMM Euro Future	28,548	27,144
97,500	12/17/2007	Call - IMM Euro Future	17,468	6,581
52,500	12/17/2007	Call - IMM Euro Future	8,033	7,481
117,500	12/17/2007	Call - IMM Euro Future	20,628	23,500
342,500	12/17/2007	Put - IMM Euro Future	50,728	38,531
33,000	11/20/2007	Put - 5 Year U.S. Treasury Note Future	13,304	9,797
10,000	11/20/2007	Put - 5 Year U.S. Treasury Note Future	5,809	6,875
52,000	2/22/2008	Put - 10 Year U.S. Treasury Note Future	59,115	64,188
26,000	2/22/2008	Put - 10 Year U.S. Treasury Note Future	23,261	22,344
20,000	10/26/2007	Call - 10 Year U.S. Treasury Note Future	10,681	8,438
98,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	32,432	168,438
84,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	30,955	210,000
95,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	70,947	62,344
55,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	21,334	20,625
5,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	2,475	5,391
26,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	9,479	813
21,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	11,708	328
35,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	17,231	547
13,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	7,232	813
41,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	12,998	8,969
129,000	11/20/2007	Put - U.S. Treasury Bond Future	84,136	104,813
8,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	1,398	875
19,000	2/22/2008	Put - U.S. Treasury Long Bond Future	24,764	26,422
15,000	10/26/2007	Put - U.S. Treasury Bond Future	7,191	10,781
10,000	11/20/2007	Put - U.S. Treasury Bond Future	6,825	1,406

189,000	11/20/2007	Put - U.S. Treasury Bond Future	71,554	103,358
39,000	11/20/2007	Put - U.S. Treasury Long Bond Future	10,117	13,405
44,000	11/20/2007	Put - U.S. Treasury Bond Future	35,560	53,624
			$705,409	$1,067,225

Strategic Balanced Fund

Notional Amount	Expiration Date	Market Description	Premiums	Value

$25,000	3/17/2008	Call - IMM Euro Future	$2,213	$13,813
32,500	3/17/2008	Call - IMM Euro Future	8,635	8,206
32,500	12/17/2007	Call - IMM Euro Future	5,798	2,194
12,500	12/17/2007	Call - IMM Euro Future	1,913	1,781
42,500	12/17/2007	Call - IMM Euro Future	7,465	8,500
85,000	12/17/2007	Put - IMM Euro Future	12,843	9,563
9,000	11/20/2007	Put - 5 Year U.S. Treasury Note Future	3,643	2,672
2,000	11/20/2007	Put - 5 Year U.S. Treasury Note Future	1,162	1,375
14,000	2/22/2008	Put - 10 Year U.S. Treasury Note Future	15,930	17,281
7,000	2/22/2008	Put - 10 Year U.S. Treasury Note Future	6,262	6,016
5,000	10/26/2007	Call - 10 Year U.S. Treasury Note Future	2,459	2,109
32,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	10,621	55,000
25,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	9,578	62,500
27,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	20,537	17,719
17,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	6,524	6,375
1,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	495	1,078
8,000	11/20/2007	Call - 10 Year U.S. Treasury Note Future	2,913	250
7,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	3,903	109
10,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	4,934	156
4,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	2,214	250
11,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	3,523	2,406
35,000	11/20/2007	Put - U.S. Treasury Bond Future	22,919	28,438
2,000	11/20/2007	Put - 10 Year U.S. Treasury Note Future	349	219
5,000	2/22/2008	Put - U.S. Treasury Long Bond Future	6,522	6,953
4,000	10/26/2007	Call - U.S. Treasury Bond Future	1,902	2,875
2,000	11/20/2007	Put - U.S. Treasury Bond Future	1,365	281
49,000	11/20/2007	Put - U.S. Treasury Bond Future	17,708	26,797
9,000	11/20/2007	Put - U.S. Treasury Long Bond Future	2,205	3,094
12,000	11/20/2007	Put - U.S. Treasury Bond Future	9,892	14,624
			$196,427	$302,634

Transactions in options written for the Strategic Bond Fund and the Strategic Balanced Fund during the period ended September 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received
Strategic Bond Fund
Options outstanding at December 31, 2006	787	$399,050
Options written	4,214	1,848,803
Options terminated in closing purchase transactions	(3,604)	(1,542,444)
Options outstanding at September 30, 2007	1,397	$705,409

Strategic Balanced Fund
Options outstanding at December 31, 2006	290	$147,863
Options written	1,270	555,666
Options terminated in closing purchase transactions	(1,171)	(507,102)
Options outstanding at September 30, 2007	389	$196,427

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap, cap, floor, or collar, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specific security, basket of securities or index; or the return generated by a security.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Strategic Bond Fund and Strategic Balanced Fund at September 30, 2007, is as follows:

Strategic Bond Fund

				Net Unrealized
Notional		Expiration		Appreciation
Amount		Date	Description	(Depreciation)
Credit Default Swaps
1,000,000	USD	06/20/12	Agreement with Barclays Capital Inc dated 4/26/07 to receive 1.87% per year times the notional amount. The Fund pays payment only upon a default event of The AES Corporation.	$(369,958)
1,000,000	USD	06/20/12	Agreement with Barclays Capital Inc dated 4/26/07 to receive 2.62% per year times the notional amount. The Fund makes payment only upon a default event of HCA INC. SR Note.	(29,682)
1,000,000	USD	06/20/12	Agreement with Barclays Capital Inc dated 4/26/07 to receive 1.75% per year times the notional amount. The Fund makes payment only upon a default event of The Eastman Kodak Company Note.	1,442
1,000,000	USD	06/20/12	Agreement with Barclays Capital Inc dated 4/26/07 to receive .95% per year times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(22,929)
2,000,000	USD	06/20/12	Agreement with Morgan Stanley & Co Inc dated 4/26/07 to receive 2.92% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company Note.	(66,505)
8,400,000	USD	06/20/12	Agreement with Morgan Stanley & Co Inc dated 6/25/07 to receive .75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(290,488)
2,100,000	USD	06/20/12	Agreement with Goldman Sachs Group Inc. dated 6/26/07 to receive 2.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.8.	(55,887)
100,000	USD	09/20/12	Agreement with Goldman Sachs Group Inc. dated 6/29/07 to receive 3.24% per year times the notional amount. The Fund makes payment only upon a default event of TXU CORP.	(5,360)
700,000	USD	06/20/12	Agreement with Goldman Sachs Group Inc. dated 7/13/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(24,207)
2,000,000	USD	06/20/12	Agreement with Goldman Sachs Group Inc. dated 7/20/07 to receive 0.35% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.8.	(22,120)
12,300,000	USD	06/20/12	Agreement with Morgan Stanley & Co Inc dated 7/23/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(425,358)
700,000	USD	06/20/12	Agreement with Goldman Sachs Group Inc. dated 7/25/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(24,207)

700,000	USD	06/20/12	Agreement with Goldman Sachs Group Inc. dated 7/25/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(24,207)
1,100,000	USD	05/25/46	Agreement with Morgan Stanley & Co Inc dated 8/08/07 to receive 0.11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE-AAA.	(43,780)
700,000	USD	06/20/12	Agreement with Goldman Sachs Group Inc. dated 8/21/07 to receive 0.75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(24,207)
700,000	USD	06/20/12	Agreement with Goldman Sachs Group Inc. dated 8/21/07 to receive 0.35% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.8.	(7,742)
				$(1,102,195)

Strategic Balanced Fund

				Net Unrealized
Notional		Expiration		Appreciation
Amount		Date	Description	(Depreciation)
Credit Default Swaps
100,000	USD	03/20/15	Agreement with Deutsche Bank AG dated 2/01/05 to receive 2.93% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Company Note.	$(14,241)
100,000	USD	03/20/10	Agreement with Deutsche Bank AG dated 2/3/05 to receive 1.25% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Company Debt Obligation.	920
45,000	USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I Trust, Series 2005-WMC1, Class B2.	8,386
45,000	USD	09/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC1, Class B2.	6,178
45,000	USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust Series 2005-1, Class M9.	13,215
45,000	USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Morgan Stanley Capital I, Series 2005-WMC1, Class B3.	16,965
45,000	USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M9.	13,286
45,000	USD	06/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B2.	7,695
45,000	USD	06/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Novastar Home Equity Loan Trust, Series 2005-1, Class B3.	9,423
45,000	USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M8.	9,571

45,000	USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	5,447
45,000	USD	01/25/36	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M9.	16,931
45,000	USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of ACE Securities Corp., Series 2005-HE1, Class M9.	11,594
45,000	USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M9.	6,094
16,359	USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Finance America Mortgage Loan, Series 2004-3, Class M8.	6,804
45,000	USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Long Beach Mortgage Loan Trust, Series 2005-1, Class M9.	14,556
45,000	USD	12/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M8.	5,898
45,000	USD	12/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of MASTR Asset Backed Securities, Series 2005-NC1, Class M9.	12,647
45,000	USD	11/25/34	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Argent Securities, Inc., Series 2004-W11, Class M10.	7,253
45,000	USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B2.	15,719
45,000	USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aegis Asset Backed Securities Trust, Series 2005-1, Class B3.	18,227
45,000	USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.25% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	6,676
45,000	USD	04/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.45% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M8.	10,716
28,275	USD	02/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.20% per year times the notional amount. The Fund receives payment only upon a default event of Fremont Home Loan Trust, Series 2005-A, Class M9.	7,232
41,749	USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B3.	4,967
45,000	USD	04/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Aames Mortgage Investment Trust, Series 2005-1, Class M9.	13,445
45,000	USD	10/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B3.	7,497
45,000	USD	10/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-NC1, Class B2.	9,432

45,000	USD	09/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 2.25% per year times the notional amount. The Fund receives payment only upon a default event of Merrill Lynch Mortgage Investors, Series 2005-WMC1, Class B3.	6,464
45,000	USD	01/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.40% per year times the notional amount. The Fund receives payment only upon a default event of People’s Choice Home Loan Securities Trust, Series 2005-1, Class B2.	11,161
45,000	USD	03/25/35	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.30% per year times the notional amount. The Fund receives payment only upon a default event of New Century Home Equity Loan Trust, Series 2005-1, Class M8.	6,056
45,000	USD	01/25/36	Agreement with Deutsche Bank AG dated 2/19/05 to pay 1.35% per year times the notional amount. The Fund receives payment only upon a default event of Park Place Securities, Inc., Series 2005-WCH1, Class M8.	14,678
114,545	USD	12/20/09	Agreement with Goldman Sachs dated 7/09/04 to receive 4.00% per year times the notional amount. The Fund makes payment only upon a default event of an entity within the CDX.NA.HY.3 B IBOXX Index.	6,440
100,000	USD	06/20/10	Agreement with Goldman Sachs dated 5/04/05 to receive 4.75% per year times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company Note.	2,347
400,000	USD	12/20/09	Agreement with Deutsche Bank AG dated 11/02/04 to receive 0.215% per year times the notional amount. The Fund makes payment only upon a default event of FNMA Senior Debt	984
60,000	USD	09/20/10	Agreement with Deutsche Bank AG dated 7/28/05 to receive 2.30% per year times the notional amount. The Fund makes payment only upon a default event of Eastman Kodak Company.	2,129
2,600,000	USD	06/20/12	Agreement with Morgan Stanley & Co Inc dated 6/25/07 to receive .75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(89,913)
300,000	USD	05/25/46	Agreement with Morgan Stanley & Co Inc dated 8/08/07 to receive .11% per year times the notional amount. The Fund makes payment only upon a default event of ABX.HE - AAA.	(11,940)
3,700,000	USD	06/20/12	Agreement with Morgan Stanley & Co Inc dated 7/23/07 to receive .75% per year times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG.HVOL.8.	(127,953)
Interest Rate Swaps
2,510,000	USD	06/17/10	Agreement with Deutsche Bank AG dated 6/17/05 to receive the notional amount multiplied by 4.313% and to pay the notional amount multiplied by the 3 month Floating Rate LIBOR.	(26,019)
				$46,967

Foreign Securities

The Diversified International Fund and Overseas Fund invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.              Federal Income

Tax Information

At September 30, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
Strategic Bond Fund	$397,784,048	$1,572,316	$(3,855,503)	$(2,283,187)
Strategic Balanced Fund	231,126,630	27,321,094	(3,650,243)	23,670,851
Diversified Value Fund	611,233,133	120,812,006	(19,798,209)	101,013,797
Fundamental Value Fund	1,055,329,136	267,121,186	(9,788,386)	257,332,800
Value Equity Fund	86,697,842	7,321,523	(1,262,761)	6,058,762
Large Cap Value Fund	1,093,737,522	452,941,210	(14,302,327)	438,638,883
Indexed Equity Fund	2,017,533,905	716,362,950	(126,338,946)	590,024,004
Core Opportunities Fund	56,419,011	5,083,076	(963,146)	4,119,930
Blue Chip Growth Fund	546,069,482	117,842,154	(6,300,677)	111,541,477
Large Cap Growth Fund	45,910,818	7,431,040	(847,065)	6,583,975
Growth Equity Fund	341,795,000	28,838,658	(10,983,162)	17,855,496
Aggressive Growth Fund	541,684,955	131,040,361	(12,084,642)	118,955,719
OTC 100 Fund	52,451,884	14,646,810	(1,783,694)	12,863,116
Focused Value Fund	857,819,267	215,673,650	(12,493,877)	203,179,773
Mid-Cap Value Fund	253,415,033	8,693,664	(15,788,524)	(7,094,860)
Small Cap Value Equity Fund	203,361,902	7,016,873	(17,105,400)	(10,088,527)
Small Company Value Fund	742,432,163	119,434,973	(45,984,939)	73,450,034
Small Cap Core Equity Fund	67,831,884	2,583,782	(3,979,493)	(1,395,711)
Mid Cap Growth Equity Fund	163,761,506	28,773,637	(2,315,402)	26,458,235
Mid Cap Growth Equity II Fund	1,388,209,206	406,635,555	(40,253,190)	366,382,365
Small Cap Growth Equity Fund	783,373,009	172,799,314	(17,205,350)	155,593,964
Small Company Growth Fund	192,789,181	26,285,593	(6,740,490)	19,545,103
Emerging Growth Fund	124,518,280	25,376,962	(1,047,630)	24,329,332
Diversified International Fund	144,575,109	17,774,491	(6,567,936)	11,206,555
Overseas Fund	1,178,533,087	199,826,206	(25,508,377)	174,317,829
Destination Retirement Income Fund	267,741,385	6,797,759	(620,626)	6,177,133
Destination Retirement 2010 Fund	234,076,137	7,830,654	(718,876)	7,111,778
Destination Retirement 2020 Fund	647,342,182	35,044,792	(2,379,071)	32,665,721
Destination Retirement 2030 Fund	481,607,014	42,236,815	(1,498,350)	40,738,465
Destination Retirement 2040 Fund	278,548,124	26,128,242	(1,090,140)	25,038,102

4.              Investment in Affiliated Issuers

A summary of the Fund’s transactions in the securities of these issuers during the period ended September 30, 2007, is as follows:

	Number of			Number of
	shares held			shares held	Value,		Realized
	beginning			end	end of	Dividend	Gains
	of period	Purchases	Sales	of period	period	Income	Distributions
Destination Retirement Income Fund
Aggressive Growth Fund, Class S	6,699	670,370	32,870	644,199	$4,702,650	$—	$—
Blue Chip Growth Fund, Class S	5,486	313,167	6,177	312,476	3,552,850	—	—
Capital Appreciation Fund, Class S*	3,023	162,212	4,672	160,563	2,117,830	—	—
Core Bond Fund, Class S*	4,760,583	325,102	1,355,430	3,730,255	41,144,710	—	—
Diversified Bond Fund, Class S*	4,077,910	266,845	1,496,735	2,848,020	31,043,414	—	—
Diversified International Fund, Class S	12,328	466,232	19,125	459,435	5,269,721	911	—
Diversified Value Fund, Class S	14,227	293,906	8,933	299,200	4,111,014	15,618	—
Emerging Growth Fund, Class S	110,612	45,218	11,168	144,662	1,178,999	—	—
Enhanced Index Growth Fund, Class S*	100,308	799,982	19,543	880,747	9,212,609	—	—
Enhanced Index Value Fund, Class S*	32,919	843,220	33,626	842,513	11,239,122	—	—
Focused Value Fund, Class S	305,496	130,299	21,455	414,340	8,406,965	69,316	—
Fundamental Value Fund, Class S	320,717	152,379	31,496	441,600	5,904,192	130,028	—
Growth Equity Fund, Class S	1,904,616	3,697	1,245,820	662,493	5,869,690	22	—
Inflation-Protected Bond Fund, Class S*	5,363,954	414,354	1,601,091	4,177,217	43,484,832	—	—
International Equity Fund, Class S*	7,735	287,850	10,540	285,045	5,276,191	—	—
Large Cap Value Fund, Class S	948,976	52,686	851,497	150,165	2,070,773	43	—
Main Street Small Cap Fund, Class S*	365,392	183,758	27,410	521,740	5,848,704	—	—
Mid Cap Growth Equity Fund, Class S	105,138	45,792	8,175	142,755	1,718,768	—	—
Mid Cap Growth Equity II Fund, Class S	116,026	49,810	8,924	156,912	2,645,540	34,625	—
Mid-Cap Value Fund, Class S	247,522	105,148	17,344	335,326	3,960,204	2,096	—
Money Market Fund, Class S*	14,136,687	1,340,318	5,672,301	9,804,704	9,804,704	—	—
Overseas Fund, Class S	1,096,475	266,477	567,471	795,481	10,802,637	202,862	—
Short-Duration Bond Fund, Class S*	4,230,604	282,456	1,233,636	3,279,424	34,138,805	—	—
Small Cap Core Equity Fund, Class S	164,147	86,461	12,150	238,458	2,313,042	15,357	—
Small Cap Growth Equity Fund, Class S	42,307	19,183	3,149	58,341	1,081,064	—	—
Small Cap Value Equity Fund, Class S	129,696	49,409	9,657	169,448	1,763,949	4,700	—
Small Company Growth Fund, Class S	121,996	59,895	9,961	171,930	1,990,946	40,147	—
Small Company Value Fund, Class S	90,089	43,882	6,653	127,318	1,974,699	56,375	—
Strategic Income Fund, Class S*	774,442	286,872	71,264	990,050	10,742,039	—	—
Value Fund, Class S*	1,042	26,204	1,070	26,176	547,855	—	—
Totals					$273,918,518.00	$572,100	$—

	Number of			Number of
	shares held			shares held	Value,		Realized
	beginning			end	end of	Dividend	Gains
	of period	Purchases	Sales	of period	period	Income	Distributions
Destination Retirement 2010 Fund
Aggressive Growth Fund, Class S	6,775	583,646	35,978	554,443	$4,047,432	$—	$—
Blue Chip Growth Fund, Class S	5,896	280,006	7,433	278,469	3,166,194	—	—
Capital Appreciation Fund, Class S*	3,865	146,224	3,778	146,311	1,929,846	—	—
Core Bond Fund, Class S*	2,704,828	852,879	315,279	3,242,428	35,763,975	—	—
Diversified Bond Fund, Class S*	2,250,923	773,310	357,804	2,666,429	29,064,080	—	—
Diversified International Fund, Class S	8,798	456,251	26,709	438,340	5,027,757	868	—
Diversified Value Fund, Class S	5,532	200,993	11,436	195,089	2,680,522	10,158	—
Emerging Growth Fund, Class S	70,038	33,336	7,183	96,191	783,956	—	—
Enhanced Index Growth Fund, Class S*	232,199	1,148,829	34,423	1,346,605	14,085,493	—	—
Enhanced Index Value Fund, Class S*	429,784	745,701	76,625	1,098,860	14,658,799	—	—
Focused Value Fund, Class S	193,427	98,139	17,382	274,184	5,563,194	45,756	—
Fundamental Value Fund, Class S	405,160	134,269	172,924	366,505	4,900,166	107,665	—
Growth Equity Fund, Class S	1,865,773	—	1,402,067	463,706	4,108,435	21	—
Inflation-Protected Bond Fund, Class S*	2,678,016	934,607	329,214	3,283,409	34,180,290	—	—
International Equity Fund, Class S*	5,523	254,001	13,882	245,642	4,546,834	—	—
Large Cap Value Fund, Class S	542,758	53,618	404,873	191,503	2,640,833	25	—
Main Street Small Cap Fund, Class S*	230,645	136,421	22,701	344,365	3,860,337	—	—
Mid Cap Growth Equity Fund, Class S	133,383	62,381	11,950	183,814	2,213,118	—	—
Mid Cap Growth Equity II Fund, Class S	145,132	71,101	12,692	203,541	3,431,701	44,804	—
Mid-Cap Value Fund, Class S	313,872	147,398	28,341	432,929	5,112,886	2,698	—
Money Market Fund, Class S*	8,940,430	2,393,572	871,427	10,462,575	10,462,576	—	—
Overseas Fund, Class S	972,181	222,755	474,166	720,770	9,788,060	183,334	—
Short-Duration Bond Fund, Class S*	1,962,087	637,755	234,960	2,364,882	24,618,422	—	—
Small Cap Core Equity Fund, Class S	103,607	63,518	10,831	156,294	1,516,048	9,858	—
Small Cap Growth Equity Fund, Class S	26,786	13,335	2,583	37,538	695,573	—	—
Small Cap Value Equity Fund, Class S	82,284	34,251	7,324	109,211	1,136,881	3,020	—
Small Company Growth Fund, Class S	68,951	57,943	7,603	119,291	1,381,386	27,788	—
Small Company Value Fund, Class S	57,154	31,255	5,543	82,866	1,285,257	36,595	—
Strategic Income Fund, Class S*	449,445	375,961	89,506	735,900	7,984,518	—	—
Value Fund, Class S*	259	28,292	2,113	26,438	553,346	—	—
Totals					$241,187,915	$472,590	$—

	Number of			Number of
	shares held			shares held	Value,		Realized
	beginning			end	end of	Dividend	Gains
	of period	Purchases	Sales	of period	period	Income	Distributions
Destination Retirement 2020 Fund
Aggressive Growth Fund, Class S	5,838,120	566,530	3,082,274	3,322,376	$24,253,348	$—	$—
Blue Chip Growth Fund, Class S	56,343	1,464,998	377,297	1,144,044	13,007,780	—	—
Capital Appreciation Fund, Class S*	31,609	737,170	8,602	760,177	10,026,740	—	—
Core Bond Fund, Class S*	6,947,794	684,474	884,551	6,747,717	74,427,322	—	—
Diversified Bond Fund, Class S*	5,739,653	554,965	862,884	5,431,734	59,205,905	—	—
Diversified International Fund, Class S	52,160	1,873,131	80,528	1,844,763	21,159,436	3,702	—
Diversified Value Fund, Class S	32,200	1,249,892	52,504	1,229,588	16,894,543	64,941	—
Emerging Growth Fund, Class S	232,691	77,741	16,543	293,889	2,395,193	—	—
Enhanced Index Growth Fund, Class S*	242,366	4,382,162	94,575	4,529,953	47,383,304	—	—
Enhanced Index Value Fund, Class S*	1,402,073	1,881,874	176,576	3,107,371	41,452,329	—	—
Focused Value Fund, Class S	636,712	164,275	37,197	763,790	15,497,289	129,246	—
Fundamental Value Fund, Class S	2,685,028	524,125	885,593	2,323,560	31,065,992	692,233	—
Growth Equity Fund, Class S	5,210,768	—	3,443,777	1,766,991	15,655,537	60	—
Inflation-Protected Bond Fund, Class S*	7,710,542	874,802	1,890,351	6,694,993	69,694,879	—	—
International Equity Fund, Class S*	747,718	449,061	49,608	1,147,171	21,234,128	—	—
Large Cap Value Fund, Class S	2,830,342	203,629	1,819,859	1,214,112	16,742,606	130	—
Main Street Small Cap Fund, Class S*	1,539,710	496,798	91,706	1,944,802	21,801,229	—	—
Mid Cap Growth Equity Fund, Class S	820,145	291,099	52,002	1,059,242	12,753,278	36	—
Mid Cap Growth Equity II Fund, Class S	967,058	255,032	55,175	1,166,915	19,674,189	260,379	—
Mid-Cap Value Fund, Class S	2,080,191	518,673	123,921	2,474,943	29,229,080	15,664	—
Overseas Fund, Class S	4,090,883	651,367	1,517,073	3,225,177	43,797,902	831,678	—
Short-Duration Bond Fund, Class S*	3,555,454	357,331	962,193	2,950,592	30,715,662	—	—
Small Cap Core Equity Fund, Class S	689,626	238,673	44,230	884,069	8,575,473	30,441	—
Small Cap Growth Equity Fund, Class S	88,994	30,949	5,536	114,407	2,119,963	—	—
Small Cap Value Equity Fund, Class S	272,831	55,570	17,079	311,322	3,240,863	8,751	—
Small Company Growth Fund, Class S	278,558	101,169	16,170	363,557	4,209,994	85,815	—
Small Company Value Fund, Class S	189,508	74,404	11,668	252,244	3,912,310	112,974	—
Strategic Income Fund, Class S*	1,355,995	241,318	92,826	1,504,487	16,323,685	—	—
Value Fund, Class S*	9,770	169,384	9,161	169,993	3,557,944	—	—
Totals					$680,007,903	$2,236,050	$—

	Number of			Number of
	shares held			shares held	Value,		Realized
	beginning			end	end of	Dividend	Gains
	of period	Purchases	Sales	of period	period	Income	Distributions
Destination Retirement 2030 Fund
Aggressive Growth Fund, Class S	6,746,680	732,030	2,481,440	4,997,270	$36,480,069	$—	$—
Blue Chip Growth Fund, Class S	116,938	2,022,736	558,459	1,581,215	17,978,409	—	—
Capital Appreciation Fund, Class S*	64,706	954,348	18,170	1,000,884	13,201,663	—	—
Core Bond Fund, Class S*	1,811,305	161,088	497,248	1,475,145	16,270,852	—	—
Diversified Bond Fund, Class S*	2,059,040	163291	718,209	1,504,122	16,394,932	—	—
Diversified International Fund, Class S	55,905	1,979,495	59,024	1,976,376	22,669,028	3,927	—
Diversified Value Fund, Class S	64,810	1,670,597	41,261	1,694,146	23,277,570	88,161	—
Emerging Growth Fund, Class S	3,074,193	—	730,562	2,343,631	19,100,595	—	—
Enhanced Index Growth Fund, Class S*	319,181	3,131,920	48,696	3,402,405	35,589,159	—	—
Enhanced Index Value Fund, Class S*	1,270,794	713,258	74,087	1,909,965	25,478,928	—	—
Focused Value Fund, Class S	467,836	109,608	16,656	560,788	11,378,380	93,626	—
Fundamental Value Fund, Class S	3,275,906	677,264	704,447	3,248,723	43,435,425	953,835	—
Growth Equity Fund, Class S	5,624,451	—	2,945,508	2,678,943	23,735,438	65	—
Inflation-Protected Bond Fund, Class S*	3,492,869	375,873	1,580,731	2,288,011	23,818,198	—	—
International Equity Fund, Class S*	858,843	467,126	65,231	1,260,738	23,336,256	—	—
Large Cap Value Fund, Class S	2,922,090	245,529	1,479,997	1,687,622	23,272,301	134	—
Main Street Small Cap Fund, Class S*	1,418,940	365,390	51,003	1,733,327	19,430,591	—	—
Mid Cap Growth Equity Fund, Class S	42,820	294,958	38,343	299,435	3,605,194	—	—
Mid Cap Growth Equity II Fund, Class S	890,481	207,660	85,712	1,012,429	17,069,553	223,007	—
Mid-Cap Value Fund, Class S	1,535,583	331,127	64,379	1,802,331	21,285,534	11,295	—
Overseas Fund, Class S	4,309,091	512,586	1,558,467	3,263,210	44,314,396	831,937	—
Short Duration Bond Fund, Class S*	437,455	50,460	94,227	393,688	4,098,293	—	—
Small Cap Core Equity Fund, Class S	19,645	362,533	17,327	364,851	3,539,059	23,446	—
Small Cap Growth Equity Fund, Class S	3,426	93,179	7,360	89,245	1,653,710	—	—
Small Cap Value Equity Fund, Class S	15,739	470,147	21,799	464,087	4,831,146	12,955	—
Small Company Growth Fund, Class S	14,749	254,444	14,931	254,262	2,944,356	57,903	—
Small Company Value Fund, Class S	856,560	77,244	369,531	564,273	8,751,878	250,992	—
Strategic Income Fund, Class S*	703,972	349,765	78,558	975,179	10,580,687	—	—
Value Fund, Class S*	5,058	236,416	10,997	230,477	4,823,879	—	—
Totals					$522,345,479	$2,551,283	$—

	Number of			Number of
	shares held			shares held	Value,		Realized
	beginning			end	end of	Dividend	Gains
	of period	Purchases	Sales	of period	period	Income	Distributions
Destination Retirement 2040 Fund
Aggressive Growth Fund, Class S	4,341,596	392,241	1,443,670	3,290,167	$24,018,217	$—	$—
Blue Chip Growth Fund, Class S	90,186	1,252,079	383,969	958,296	10,895,827	—	—
Capital Appreciation Fund, Class S*	44,114	728,432	11,194	761,352	10,042,231	—	—
Core Bond Fund, Class S*	138,880	32,229	10,827	160,282	1,767,907	—	—
Diversified Bond Fund, Class S*	140,784	32,647	11,486	161,945	1,765,205	—	—
Diversified International Fund, Class S	44,473	1,265,340	34,355	1,275,458	14,629,504	2,494	—
Diversified Value Fund, Class S	58,705	1,151,899	32,369	1,178,235	16,188,945	60,621	—
Emerging Growth Fund, Class S	2,017,516	—	614,112	1,403,404	11,437,745	—	—
Enhanced Index Growth Fund, Class S*	575,855	1,776,387	51,924	2,300,318	24,061,325	—	—
Enhanced Index Value Fund, Class S*	1,013,644	273,639	52,101	1,235,182	16,477,323	—	—
Focused Value Fund, Class S	257,885	53,509	10,504	300,890	6,105,048	49,641	—
Fundamental Value Fund, Class S	2,219,302	417,079	381,311	2,255,070	30,150,282	654,797	—
Growth Equity Fund, Class S	3,567,925	—	1,924,201	1,643,724	14,563,392	41	—
Inflation-Protected Bond Fund, Class S*	241,771	47,493	21,807	267,457	2,784,224	—	—
International Equity Fund, Class S*	624,917	313,234	113,833	824,318	15,258,130	—	—
Large Cap Value Fund, Class S	2,007,098	133,146	973,117	1,167,127	16,094,679	92	—
Main Street Small Cap Fund, Class S*	784,975	184,503	40,142	929,336	10,417,855	—	—
Mid Cap Growth Equity Fund, Class S	32,517	178,607	16,420	194,704	2,344,238	—	—
Mid Cap Growth Equity II Fund, Class S	490,952	101,312	40,333	551,931	9,305,564	120,150	—
Mid-Cap Value Fund, Class S	1,064,651	207,231	42,493	1,229,389	14,519,084	7,581	—
Overseas Fund, Class S	2,753,022	284,862	945,859	2,092,025	28,409,705	525,814	—
Small Cap Core Equity Fund, Class S	14,272	210,957	9,705	215,524	2,090,579	17,596	—
Small Cap Growth Equity Fund, Class S	5,270	66,787	1,575	70,482	1,306,026	—	—
Small Cap Value Equity Fund, Class S	15,268	384,422	11,117	388,573	4,045,046	10,613	—
Small Company Growth Fund, Class S	13,842	190,770	6,968	197,644	2,288,712	43,448	—
Small Company Value Fund, Class S	660,012	52,383	274,244	438,151	6,795,723	192,407	—
Strategic Income Fund, Class S*	193,045	39,163	12,330	219,878	2,385,681	—	—
Value Fund, Class S*	4,287	167,986	8,010	164,263	3,438,029	—	—
Totals					$303,586,226	$1,685,295.00	$—

* MassMutual Premier Funds

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	11/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer
Date	11/26/07

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/26/07